UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09319

Name of Registrant:	Vanguard STAR Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020—October 31, 2021

Item 1: Reports to Shareholders

Annual Report  |  October 31, 2021
Vanguard LifeStrategy® Funds
Vanguard LifeStrategy Income Fund
Vanguard LifeStrategy Conservative Growth Fund
Vanguard LifeStrategy Moderate Growth Fund
Vanguard LifeStrategy Growth Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2021, the four Vanguard LifeStrategy Funds posted returns ranging from 6.06% for the LifeStrategy Income Fund to 29.69% for the LifeStrategy Growth Fund. Each fund’s return slightly lagged that of its composite benchmark.
•	During the period, the global economy continued to recover from the sharp pandemic-induced contraction in the spring of 2020. Countries that were more successful in containing the virus, whether through vaccinations, lockdowns, or both, generally fared better economically. Swift and extensive fiscal and monetary support from policymakers was also key to the rebound.
•	Even with concerns arising toward the end of the fiscal year about inflation and the monetary policy outlook, stock returns for the period were excellent.
•	Bond yields moved higher across much of the developed world during the fiscal year amid concerns about inflation and the prospect that some developed-market central banks might scale back their bond-buying programs or raise interest rates.
•	As a “fund of funds,” each LifeStrategy Fund provides a broadly diversified portfolio in a single fund. Each fund has a different fixed allocation to five underlying U.S. and international stock and bond index funds.
•	The underlying fund representing U.S. stocks posted a return of about 44%; the underlying fund representing U.S. bonds posted a slightly negative return.
•	The underlying fund representing international stocks returned about 30%, while the underlying fund representing international bonds, which includes the effect of currency hedging, returned about –2%.
1

Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%
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About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The LifeStrategy Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each LifeStrategy Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
3

Six Months Ended October 31, 2021
	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
LifeStrategy Income Fund	$1,000.00	$1,019.70	$0.56
LifeStrategy Conservative Growth Fund	$1,000.00	$1,031.50	$0.61
LifeStrategy Moderate Growth Fund	$1,000.00	$1,043.50	$0.67
LifeStrategy Growth Fund	$1,000.00	$1,055.30	$0.73
Based on Hypothetical 5% Yearly Return
LifeStrategy Income Fund	$1,000.00	$1,024.65	$0.56
LifeStrategy Conservative Growth Fund	$1,000.00	$1,024.60	$0.61
LifeStrategy Moderate Growth Fund	$1,000.00	$1,024.55	$0.66
LifeStrategy Growth Fund	$1,000.00	$1,024.50	$0.71
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying funds’ annualized expense figures for that period are (in order as listed from top to bottom above) 0.11%, 0.12%, 0.13%, and 0.14%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
4

LifeStrategy Income Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Income Fund	6.06%	5.48%	5.00%	$16,290
Income Composite Index	6.16	5.73	5.23	16,649
Bloomberg U.S. Aggregate Bond Index	-0.48	3.10	3.00	13,437
Income Composite Index: Weighted 56% Bloomberg U.S. Aggregate Float Adjusted Index, 24% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, 12% CRSP US Total Market Index, and 8% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 64% Bloomberg U.S. Aggregate Float Adjusted Index, 16% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, 14% CRSP US Total Market Index, and 6% FTSE Global All Cap ex US Index through June 30, 2015; 80% Bloomberg U.S. Aggregate Float Adjusted Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through June 2, 2013; 60% Bloomberg U.S. Aggregate Float Adjusted Index, 20% Bloomberg U.S. 1–3 Year Credit Bond Index, 14% MSCI US Broad Market Index, and 6% MSCI ACWI ex USA IMI Index through November 30, 2011. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
5

LifeStrategy Income Fund
Underlying Vanguard Funds
As of October 31, 2021
Vanguard Total Bond Market II Index Fund Investor Shares	55.5%
Vanguard Total International Bond Index Fund Investor Shares	23.3
Vanguard Total Stock Market Index Fund Investor Shares	11.7
Vanguard Total International Stock Index Fund Investor Shares	8.0
Vanguard Total International Bond II Index Fund Investor Shares	1.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
6

LifeStrategy Income Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.3%)
U.S. Stock Fund (11.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	6,151,951	709,381
International Stock Fund (8.0%)
	Vanguard Total International Stock Index Fund Investor Shares	23,338,844	486,848
U.S. Bond Fund (55.1%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	302,630,343	3,359,198
International Bond Funds (24.6%)
	Vanguard Total International Bond Index Fund Investor Shares	124,493,487	1,409,267
[1]	Vanguard Total International Bond II Index Fund Investor Shares	8,937,612	88,929
			1,498,196
Total Investment Companies (Cost $5,187,456)			6,053,623
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund, 0.070% (Cost $44,285)	442,852	44,285
Total Investments (100.0%) (Cost $5,231,741)			6,097,908
Other Assets and Liabilities—Net (0.0%)			174
Net Assets (100%)			6,098,082
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
7

LifeStrategy Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2021	147	19,214	(226)
E-mini S&P 500 Index	December 2021	111	25,513	851
				625

See accompanying Notes, which are an integral part of the Financial Statements.
8

LifeStrategy Income Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $5,231,741)	6,097,908
Cash Collateral Pledged—Futures Contracts	1,486
Receivables for Accrued Income	5,750
Receivables for Capital Shares Issued	3,774
Variation Margin Receivable—Futures Contracts	46
Total Assets	6,108,964
Liabilities
Payables for Investment Securities Purchased	5,784
Payables for Capital Shares Redeemed	5,098
Total Liabilities	10,882
Net Assets	6,098,082
At October 31, 2021, net assets consisted of:

Paid-in Capital	5,114,291
Total Distributable Earnings (Loss)	983,791
Net Assets	6,098,082

Net Assets
Applicable to 350,449,603 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,098,082
Net Asset Value Per Share	$17.40
See accompanying Notes, which are an integral part of the Financial Statements.
9

LifeStrategy Income Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	90,626
Net Investment Income—Note B	90,626
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	32,059
Affiliated Funds Sold	95,289
Futures Contracts	4,663
Realized Net Gain (Loss)	132,011
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	116,854
Futures Contracts	1,535
Change in Unrealized Appreciation (Depreciation)	118,389
Net Increase (Decrease) in Net Assets Resulting from Operations	341,026
See accompanying Notes, which are an integral part of the Financial Statements.
10

LifeStrategy Income Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	90,626	122,620
Realized Net Gain (Loss)	132,011	19,629
Change in Unrealized Appreciation (Depreciation)	118,389	125,807
Net Increase (Decrease) in Net Assets Resulting from Operations	341,026	268,056
Distributions
Total Distributions	(116,945)	(123,592)
Capital Share Transactions
Issued	1,720,466	2,134,851
Issued in Lieu of Cash Distributions	107,211	113,812
Redeemed	(1,556,234)	(1,504,414)
Net Increase (Decrease) from Capital Share Transactions	271,443	744,249
Total Increase (Decrease)	495,524	888,713
Net Assets
Beginning of Period	5,602,558	4,713,845
End of Period	6,098,082	5,602,558
See accompanying Notes, which are an integral part of the Financial Statements.
11

LifeStrategy Income Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.73	$16.24	$15.08	$15.56	$15.14
Investment Operations
Net Investment Income[1]	.261	.393	.425	.376	.332
Capital Gain Distributions Received[1]	.092	—	—	.002	.008
Net Realized and Unrealized Gain (Loss) on Investments	.656	.501	1.284	(.470)	.422
Total from Investment Operations	1.009	.894	1.709	(.092)	.762
Distributions
Dividends from Net Investment Income	(.264)	(.401)	(.435)	(.368)	(.334)
Distributions from Realized Capital Gains	(.075)	(.003)	(.114)	(.020)	(.009)
Total Distributions	(.339)	(.404)	(.549)	(.388)	(.343)
Net Asset Value, End of Period	$17.40	$16.73	$16.24	$15.08	$15.56
Total Return[2]	6.06%	5.60%	11.60%	-0.63%	5.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,098	$5,603	$4,714	$4,012	$4,208
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.51%	2.39%	2.72%	2.43%	2.18%
Portfolio Turnover Rate	7%	17%	6%	9%	4%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
12

LifeStrategy Income Fund
Notes to Financial Statements
Vanguard LifeStrategy Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. The fund invests a substantial amount of its assets in Vanguard Total Bond Market II Index Fund. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
13

LifeStrategy Income Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
14

LifeStrategy Income Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	13,350
Total Distributable Earnings (Loss)	(13,350)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	20,617
Undistributed Long-Term Gains	98,214
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	864,960
15

LifeStrategy Income Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	112,209	123,592
Long-Term Capital Gains	4,736	—
Total	116,945	123,592
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,232,948
Gross Unrealized Appreciation	897,360
Gross Unrealized Depreciation	(32,400)
Net Unrealized Appreciation (Depreciation)	864,960
E.	Capital shares issued and redeemed were:

	Year Ended October 31,
	2021 Shares (000)	2020 Shares (000)

Issued	99,477	129,874
Issued in Lieu of Cash Distributions	6,216	6,995
Redeemed	(90,166)	(92,139)
Net Increase (Decrease) in Shares Outstanding	15,527	44,730
16

LifeStrategy Income Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	79,702	NA1	NA1	—	—	46	—	44,285
Vanguard Total Bond Market II Index Fund	3,138,698	402,300	76,383	(1,482)	(103,935)	58,318	29,966	3,359,198
Vanguard Total International Bond Index Fund	1,329,022	122,434	—	—	(42,189)	11,453	2,093	1,409,267
Vanguard Total International Bond II Index Fund	—	89,602	—	—	(673)	57	—	88,929
Vanguard Total International Stock Index Fund	434,079	34,700	97,699	16,731	99,037	11,958	—	486,848
Vanguard Total Stock Market Index Fund	617,040	59,448	211,761	80,040	164,614	8,794	—	709,381
Total	5,598,541	708,484	385,843	95,289	116,854	90,626	32,059	6,097,908
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
17

LifeStrategy Conservative Growth Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Conservative Growth Fund	13.57%	8.02%	7.04%	$19,744
Conservative Growth Composite Index	13.64	8.30	7.26	20,159
Dow Jones U.S. Total Stock Market Float Adjusted Index	44.07	18.87	16.04	44,284
Conservative Growth Composite Index: Weighted 42% Bloomberg U.S. Aggregate Float Adjusted Index, 24% CRSP US Total Market Index, 18% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 16% FTSE Global All Cap ex US Index as of July 1, 2015. In prior periods, the composite was 48% Bloomberg U.S. Aggregate Float Adjusted Index, 28% CRSP US Total Market Index, 12% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index, and 12% FTSE Global All Cap ex US Index through June 30, 2015; 60% Bloomberg U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, and 12% MSCI ACWI ex USA IMI Index through June 2, 2013; 40% Bloomberg U.S. Aggregate Float Adjusted Index, 28% MSCI US Broad Market Index, 20% Bloomberg U.S. 1–3 Year Credit Bond Index, and 12% MSCI ACWI ex USA IMI Index through November 30, 2011. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
18

LifeStrategy Conservative Growth Fund
Underlying Vanguard Funds
As of October 31, 2021
Vanguard Total Bond Market II Index Fund Investor Shares	41.5%
Vanguard Total Stock Market Index Fund Investor Shares	25.0
Vanguard Total International Bond Index Fund Investor Shares	16.1
Vanguard Total International Stock Index Fund Investor Shares	16.0
Vanguard Total International Bond II Index Fund Investor Shares	1.4
The table reflects the fund’s investments, except for short-term investments and derivatives.
19

LifeStrategy Conservative Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.8%)
U.S. Stock Fund (24.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	27,305,775	3,148,629
International Stock Fund (15.8%)
	Vanguard Total International Stock Index Fund Investor Shares	96,596,720	2,015,008
U.S. Bond Fund (41.0%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	471,146,187	5,229,723
International Bond Funds (17.3%)
	Vanguard Total International Bond Index Fund Investor Shares	178,769,807	2,023,674
[1]	Vanguard Total International Bond II Index Fund Investor Shares	17,871,906	177,826
			2,201,500
Total Investment Companies (Cost $8,948,386)			12,594,860
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[1]	Vanguard Market Liquidity Fund, 0.070% (Cost $144,995)	1,449,954	144,995
Total Investments (100.0%) (Cost $9,093,381)			12,739,855
Other Assets and Liabilities—Net (0.0%)			5,737
Net Assets (100%)			12,745,592
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
20

LifeStrategy Conservative Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2021	742	96,982	(1,644)
E-mini S&P 500 Index	December 2021	228	52,406	1,718
				74

See accompanying Notes, which are an integral part of the Financial Statements.
21

LifeStrategy Conservative Growth Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $9,093,381)	12,739,855
Cash Collateral Pledged—Futures Contracts	3,667
Receivables for Investment Securities Sold	2,985
Receivables for Accrued Income	8,862
Receivables for Capital Shares Issued	8,641
Variation Margin Receivable—Futures Contracts	74
Total Assets	12,764,084
Liabilities
Payables for Investment Securities Purchased	8,861
Payables for Capital Shares Redeemed	9,631
Total Liabilities	18,492
Net Assets	12,745,592
At October 31, 2021, net assets consisted of:

Paid-in Capital	8,812,215
Total Distributable Earnings (Loss)	3,933,377
Net Assets	12,745,592

Net Assets
Applicable to 538,607,668 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	12,745,592
Net Asset Value Per Share	$23.66
See accompanying Notes, which are an integral part of the Financial Statements.
22

LifeStrategy Conservative Growth Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	188,678
Net Investment Income—Note B	188,678
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	46,819
Affiliated Funds Sold	255,462
Futures Contracts	10,156
Realized Net Gain (Loss)	312,437
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	980,536
Futures Contracts	495
Change in Unrealized Appreciation (Depreciation)	981,031
Net Increase (Decrease) in Net Assets Resulting from Operations	1,482,146
See accompanying Notes, which are an integral part of the Financial Statements.
23

LifeStrategy Conservative Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	188,678	245,071
Realized Net Gain (Loss)	312,437	177,922
Change in Unrealized Appreciation (Depreciation)	981,031	152,664
Net Increase (Decrease) in Net Assets Resulting from Operations	1,482,146	575,657
Distributions
Total Distributions	(367,554)	(251,409)
Capital Share Transactions
Issued	2,449,137	2,179,822
Issued in Lieu of Cash Distributions	343,703	235,647
Redeemed	(1,951,410)	(2,422,700)
Net Increase (Decrease) from Capital Share Transactions	841,430	(7,231)
Total Increase (Decrease)	1,956,022	317,017
Net Assets
Beginning of Period	10,789,570	10,472,553
End of Period	12,745,592	10,789,570
See accompanying Notes, which are an integral part of the Financial Statements.
24

LifeStrategy Conservative Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$21.49	$20.79	$19.29	$19.85	$18.55
Investment Operations
Net Investment Income[1]	.360	.488	.521	.466	.417
Capital Gain Distributions Received[1]	.089	—	—	.002	.008
Net Realized and Unrealized Gain (Loss) on Investments	2.435	.715	1.715	(.520)	1.332
Total from Investment Operations	2.884	1.203	2.236	(.052)	1.757
Distributions
Dividends from Net Investment Income	(.362)	(.494)	(.531)	(.457)	(.418)
Distributions from Realized Capital Gains	(.352)	(.009)	(.205)	(.051)	(.039)
Total Distributions	(.714)	(.503)	(.736)	(.508)	(.457)
Net Asset Value, End of Period	$23.66	$21.49	$20.79	$19.29	$19.85
Total Return[2]	13.57%	5.89%	11.94%	-0.33%	9.61%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,746	$10,790	$10,473	$9,248	$9,365
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.55%	2.32%	2.61%	2.34%	2.18%
Portfolio Turnover Rate	5%	23%	9%	11%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
25

LifeStrategy Conservative Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Conservative Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
26

LifeStrategy Conservative Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
27

LifeStrategy Conservative Growth Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	23,137
Total Distributable Earnings (Loss)	(23,137)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	28,743
Undistributed Long-Term Gains	258,253
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	3,646,381
28

LifeStrategy Conservative Growth Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	244,687	251,409
Long-Term Capital Gains	122,867	—
Total	367,554	251,409
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,093,474
Gross Unrealized Appreciation	3,685,840
Gross Unrealized Depreciation	(39,459)
Net Unrealized Appreciation (Depreciation)	3,646,381
E.	Capital shares issued and redeemed were:

	Year Ended October 31,
	2021 Shares (000)	2020 Shares (000)

Issued	106,088	103,782
Issued in Lieu of Cash Distributions	15,061	11,339
Redeemed	(84,545)	(116,806)
Net Increase (Decrease) in Shares Outstanding	36,604	(1,685)
29

LifeStrategy Conservative Growth Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	94,619	NA1	NA1	—	—	105	—	144,995
Vanguard Total Bond Market II Index Fund	4,550,935	832,594	450	(16)	(153,340)	87,297	43,733	5,229,723
Vanguard Total International Bond Index Fund	1,939,928	164,750	20,000	(505)	(60,499)	16,590	3,086	2,023,674
Vanguard Total International Bond II Index Fund	—	179,361	—	—	(1,535)	273	—	177,826
Vanguard Total International Stock Index Fund	1,692,099	78,070	206,714	34,748	416,805	48,260	—	2,015,008
Vanguard Total Stock Market Index Fund	2,519,054	43,055	413,820	221,235	779,105	36,153	—	3,148,629
Total	10,796,635	1,297,830	640,984	255,462	980,536	188,678	46,819	12,739,855
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
30

LifeStrategy Moderate Growth Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Moderate Growth Fund	21.38%	10.46%	9.00%	$23,673
Moderate Growth Composite Index	21.58	10.81	9.27	24,271
Dow Jones U.S. Total Stock Market Float Adjusted Index	44.07	18.87	16.04	44,284
Moderate Growth Composite Index: Weighted 36% CRSP US Total Market Index, 28% Bloomberg U.S. Aggregate Float Adjusted Index, 24% FTSE Global All Cap ex US Index, and 12% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 42% CRSP US Total Market Index, 32% Bloomberg U.S. Aggregate Float Adjusted Index, 18% FTSE Global All Cap ex US Index, and 8% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 42% MSCI US Broad Market Index, 40% Bloomberg U.S. Aggregate Float Adjusted Index, and 18% MSCI ACWI ex USA IMI Index through June 2, 2013. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
31

LifeStrategy Moderate Growth Fund
Underlying Vanguard Funds
As of October 31, 2021
Vanguard Total Stock Market Index Fund Investor Shares	37.1%
Vanguard Total Bond Market II Index Fund Investor Shares	27.2
Vanguard Total International Stock Index Fund Investor Shares	24.0
Vanguard Total International Bond Index Fund Investor Shares	10.2
Vanguard Total International Bond II Index Fund Investor Shares	1.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
32

LifeStrategy Moderate Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (99.0%)
U.S. Stock Fund (36.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	70,991,971	8,186,084
International Stock Fund (23.8%)
	Vanguard Total International Stock Index Fund Investor Shares	253,505,430	5,288,123
U.S. Bond Fund (26.9%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	540,671,527	6,001,454
International Bond Funds (11.6%)
	Vanguard Total International Bond Index Fund Investor Shares	199,493,855	2,258,271
[1]	Vanguard Total International Bond II Index Fund Investor Shares	32,545,329	323,826
			2,582,097
Total Investment Companies (Cost $13,237,505)			22,057,758
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[1]	Vanguard Market Liquidity Fund, 0.070% (Cost $225,800)	2,257,997	225,800
Total Investments (100.0%) (Cost $13,463,305)			22,283,558
Other Assets and Liabilities—Net (0.0%)			10,966
Net Assets (100%)			22,294,524
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
33

LifeStrategy Moderate Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2021	1,129	147,564	(2,335)
E-mini S&P 500 Index	December 2021	394	90,561	3,082
				747

See accompanying Notes, which are an integral part of the Financial Statements.
34

LifeStrategy Moderate Growth Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $13,463,305)	22,283,558
Cash	4
Cash Collateral Pledged—Futures Contracts	6,088
Receivables for Accrued Income	10,155
Receivables for Capital Shares Issued	11,837
Variation Margin Receivable—Futures Contracts	136
Total Assets	22,311,778
Liabilities
Payables for Investment Securities Purchased	10,155
Payables for Capital Shares Redeemed	7,099
Total Liabilities	17,254
Net Assets	22,294,524
At October 31, 2021, net assets consisted of:

Paid-in Capital	12,956,347
Total Distributable Earnings (Loss)	9,338,177
Net Assets	22,294,524

Net Assets
Applicable to 649,023,375 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,294,524
Net Asset Value Per Share	$34.35
See accompanying Notes, which are an integral part of the Financial Statements.
35

LifeStrategy Moderate Growth Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	333,680
Net Investment Income—Note B	333,680
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	51,899
Affiliated Funds Sold	405,369
Futures Contracts	15,202
Realized Net Gain (Loss)	472,470
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	3,008,880
Futures Contracts	1,326
Change in Unrealized Appreciation (Depreciation)	3,010,206
Net Increase (Decrease) in Net Assets Resulting from Operations	3,816,356
See accompanying Notes, which are an integral part of the Financial Statements.
36

LifeStrategy Moderate Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	333,680	386,448
Realized Net Gain (Loss)	472,470	344,175
Change in Unrealized Appreciation (Depreciation)	3,010,206	214,871
Net Increase (Decrease) in Net Assets Resulting from Operations	3,816,356	945,494
Distributions
Total Distributions	(669,965)	(405,845)
Capital Share Transactions
Issued	3,699,564	2,722,551
Issued in Lieu of Cash Distributions	632,929	385,487
Redeemed	(2,842,408)	(3,271,614)
Net Increase (Decrease) from Capital Share Transactions	1,490,085	(163,576)
Total Increase (Decrease)	4,636,476	376,073
Net Assets
Beginning of Period	17,658,048	17,281,975
End of Period	22,294,524	17,658,048
See accompanying Notes, which are an integral part of the Financial Statements.
37

LifeStrategy Moderate Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$29.27	$28.29	$26.26	$26.90	$24.10
Investment Operations
Net Investment Income[1]	.528	.633	.673	.616	.556
Capital Gain Distributions Received[1]	.082	—	—	.002	.007
Net Realized and Unrealized Gain (Loss) on Investments	5.561	1.012	2.403	(.622)	2.795
Total from Investment Operations	6.171	1.645	3.076	(.004)	3.358
Distributions
Dividends from Net Investment Income	(.537)	(.647)	(.684)	(.593)	(.547)
Distributions from Realized Capital Gains	(.554)	(.018)	(.362)	(.043)	(.011)
Total Distributions	(1.091)	(.665)	(1.046)	(.636)	(.558)
Net Asset Value, End of Period	$34.35	$29.27	$28.29	$26.26	$26.90
Total Return[2]	21.38%	5.89%	12.20%	-0.08%	14.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,295	$17,658	$17,282	$15,395	$15,729
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.13%	0.13%	0.13%	0.13%	0.13%
Ratio of Net Investment Income to Average Net Assets	1.60%	2.23%	2.50%	2.26%	2.19%
Portfolio Turnover Rate	5%	21%	9%	12%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
38

LifeStrategy Moderate Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Moderate Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
39

LifeStrategy Moderate Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
40

LifeStrategy Moderate Growth Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	32,076
Total Distributable Earnings (Loss)	(32,076)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	125,414
Undistributed Long-Term Gains	392,761
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	8,820,002
41

LifeStrategy Moderate Growth Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	414,208	405,845
Long-Term Capital Gains	255,757	—
Total	669,965	405,845
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	13,463,556
Gross Unrealized Appreciation	8,874,677
Gross Unrealized Depreciation	(54,675)
Net Unrealized Appreciation (Depreciation)	8,820,002
E.	Capital shares issued and redeemed were:

	Year Ended October 31,
	2021 Shares (000)	2020 Shares (000)

Issued	112,669	95,821
Issued in Lieu of Cash Distributions	19,766	13,500
Redeemed	(86,616)	(117,002)
Net Increase (Decrease) in Shares Outstanding	45,819	(7,681)
42

LifeStrategy Moderate Growth Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	146,429	NA1	NA1	—	—	184	—	225,800
Vanguard Total Bond Market II Index Fund	4,989,206	1,200,438	18,496	(172)	(169,522)	98,957	48,525	6,001,454
Vanguard Total International Bond Index Fund	2,104,033	242,282	20,000	(527)	(67,517)	18,415	3,374	2,258,271
Vanguard Total International Bond II Index Fund	—	327,112	—	—	(3,286)	474	—	323,826
Vanguard Total International Stock Index Fund	4,191,565	289,404	314,166	37,203	1,084,117	123,168	—	5,288,123
Vanguard Total Stock Market Index Fund	6,240,009	97,348	685,226	368,865	2,165,088	92,482	—	8,186,084
Total	17,671,242	2,156,584	1,037,888	405,369	3,008,880	333,680	51,899	22,283,558
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
43

LifeStrategy Growth Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
LifeStrategy Growth Fund	29.69%	12.89%	10.91%	$28,169
Growth Composite Index	30.01	13.26	11.19	28,883
Dow Jones U.S. Total Stock Market Float Adjusted Index	44.07	18.87	16.04	44,284
Growth Composite Index: Weighted 48% CRSP US Total Market Index, 32% FTSE Global All Cap ex US Index, 14% Bloomberg U.S. Aggregate Float Adjusted Index, and 6% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index as of July 1, 2015. In prior periods, the composite was 56% CRSP US Total Market Index, 24% FTSE Global All Cap ex US Index, 16% Bloomberg U.S. Aggregate Float Adjusted Index, and 4% Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index through June 30, 2015; 56% MSCI US Broad Market Index, 24% MSCI ACWI ex USA IMI Index, and 20% Bloomberg U.S. Aggregate Float Adjusted Index through June 2, 2013. International stock benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
44

LifeStrategy Growth Fund
Underlying Vanguard Funds
As of October 31, 2021
Vanguard Total Stock Market Index Fund Investor Shares	49.0%
Vanguard Total International Stock Index Fund Investor Shares	32.0
Vanguard Total Bond Market II Index Fund Investor Shares	13.3
Vanguard Total International Bond Index Fund Investor Shares	5.0
Vanguard Total International Bond II Index Fund Investor Shares	0.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
45

LifeStrategy Growth Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Investment Companies (98.9%)
U.S. Stock Fund (48.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	90,057,392	10,384,518
International Stock Fund (31.7%)
	Vanguard Total International Stock Index Fund Investor Shares	325,355,247	6,786,910
U.S. Bond Fund (13.2%)
[1]	Vanguard Total Bond Market II Index Fund Investor Shares	254,241,673	2,822,083
International Bond Funds (5.6%)
	Vanguard Total International Bond Index Fund Investor Shares	92,841,682	1,050,968
[1]	Vanguard Total International Bond II Index Fund Investor Shares	15,873,268	157,939
			1,208,907
Total Investment Companies (Cost $10,667,756)			21,202,418
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund, 0.070% (Cost $237,374)	2,373,737	237,374
Total Investments (100.0%) (Cost $10,905,130)			21,439,792
Other Assets and Liabilities—Net (0.0%)			9,158
Net Assets (100%)			21,448,950
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
46

LifeStrategy Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2021	1,229	160,634	(2,623)
E-mini S&P 500 Index	December 2021	373	85,734	2,833
				210

See accompanying Notes, which are an integral part of the Financial Statements.
47

LifeStrategy Growth Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $10,905,130)	21,439,792
Cash Collateral Pledged—Futures Contracts	6,017
Receivables for Accrued Income	4,785
Receivables for Capital Shares Issued	13,828
Variation Margin Receivable—Futures Contracts	120
Total Assets	21,464,542
Liabilities
Payables for Investment Securities Purchased	9,311
Payables for Capital Shares Redeemed	6,281
Total Liabilities	15,592
Net Assets	21,448,950
At October 31, 2021, net assets consisted of:

Paid-in Capital	10,478,382
Total Distributable Earnings (Loss)	10,970,568
Net Assets	21,448,950

Net Assets
Applicable to 473,907,590 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	21,448,950
Net Asset Value Per Share	$45.26
See accompanying Notes, which are an integral part of the Financial Statements.
48

LifeStrategy Growth Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	327,913
Net Investment Income—Note B	327,913
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	23,682
Affiliated Funds Sold	342,100
Futures Contracts	12,212
Realized Net Gain (Loss)	377,994
Change in Unrealized Appreciation (Depreciation)
Affiliated Funds	4,120,564
Futures Contracts	1,666
Change in Unrealized Appreciation (Depreciation)	4,122,230
Net Increase (Decrease) in Net Assets Resulting from Operations	4,828,137
See accompanying Notes, which are an integral part of the Financial Statements.
49

LifeStrategy Growth Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	327,913	336,100
Realized Net Gain (Loss)	377,994	351,954
Change in Unrealized Appreciation (Depreciation)	4,122,230	179,390
Net Increase (Decrease) in Net Assets Resulting from Operations	4,828,137	867,444
Distributions
Total Distributions	(659,652)	(342,873)
Capital Share Transactions
Issued	3,007,819	2,125,159
Issued in Lieu of Cash Distributions	630,036	328,743
Redeemed	(2,482,647)	(2,758,821)
Net Increase (Decrease) from Capital Share Transactions	1,155,208	(304,919)
Total Increase (Decrease)	5,323,693	219,652
Net Assets
Beginning of Period	16,125,257	15,905,605
End of Period	21,448,950	16,125,257
See accompanying Notes, which are an integral part of the Financial Statements.
50

LifeStrategy Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$36.15	$34.92	$32.44	$33.11	$28.47
Investment Operations
Net Investment Income[1]	.705	.740	.789	.742	.673
Capital Gain Distributions Received[1]	.051	—	—	.001	.004
Net Realized and Unrealized Gain (Loss) on Investments	9.813	1.246	3.029	(.685)	4.632
Total from Investment Operations	10.569	1.986	3.818	.058	5.309
Distributions
Dividends from Net Investment Income	(.709)	(.749)	(.798)	(.714)	(.666)
Distributions from Realized Capital Gains	(.750)	(.007)	(.540)	(.014)	(.003)
Total Distributions	(1.459)	(.756)	(1.338)	(.728)	(.669)
Net Asset Value, End of Period	$45.26	$36.15	$34.92	$32.44	$33.11
Total Return[2]	29.69%	5.74%	12.34%	0.09%	18.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,449	$16,125	$15,906	$14,140	$14,534
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	1.65%	2.12%	2.38%	2.19%	2.19%
Portfolio Turnover Rate	4%	13%	6%	10%	6%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
51

LifeStrategy Growth Fund
Notes to Financial Statements
Vanguard LifeStrategy Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds to achieve its targeted allocation of assets to U.S. and international stocks, and U.S. and international bonds. Financial statements and other information about each underlying fund are available at www.vanguard.com.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the market and maintaining its target asset allocation. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
52

LifeStrategy Growth Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
53

LifeStrategy Growth Fund
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.
D.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	20,583
Total Distributable Earnings (Loss)	(20,583)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; and the recognition of unrealized gains or losses from certain derivative contracts. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	97,427
Undistributed Long-Term Gains	340,447
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	10,532,694
54

LifeStrategy Growth Fund
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	367,145	342,873
Long-Term Capital Gains	292,507	—
Total	659,652	342,873
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	10,907,098
Gross Unrealized Appreciation	10,563,946
Gross Unrealized Depreciation	(31,252)
Net Unrealized Appreciation (Depreciation)	10,532,694
E.	Capital shares issued and redeemed were:

	Year Ended October 31,
	2021 Shares (000)	2020 Shares (000)

Issued	70,741	61,324
Issued in Lieu of Cash Distributions	15,392	9,290
Redeemed	(58,347)	(79,949)
Net Increase (Decrease) in Shares Outstanding	27,786	(9,335)
55

LifeStrategy Growth Fund
F.Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2021 Market Value ($000)
Vanguard Market Liquidity Fund	154,894	NA1	NA1	—	—	175	—	237,374
Vanguard Total Bond Market II Index Fund	2,230,936	734,684	66,475	(1,939)	(75,123)	46,416	22,182	2,822,083
Vanguard Total International Bond Index Fund	926,471	155,907	—	—	(31,410)	8,479	1,500	1,050,968
Vanguard Total International Bond II Index Fund	—	159,952	—	—	(2,013)	196	—	157,939
Vanguard Total International Stock Index Fund	5,151,944	452,308	208,600	11,972	1,379,286	155,599	—	6,786,910
Vanguard Total Stock Market Index Fund	7,661,996	122,346	581,715	332,067	2,849,824	117,048	—	10,384,518
Total	16,126,241	1,625,197	856,790	342,100	4,120,564	327,913	23,682	21,439,792
1	Not applicable—purchases and sales are for temporary cash investment purposes.
G.	Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
56

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard LifeStrategy Income Fund, Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Moderate Growth Fund and Vanguard LifeStrategy Growth Fund (four of the funds constituting Vanguard STAR Funds, hereafter collectively referred to as the "Funds") as of October 31, 2021, the related statements of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2021 and each of the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
57

Special 2021 tax information (unaudited) for Vanguard LifeStrategy Funds
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The funds distributed capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year as follows:
Fund	($000)
LifeStrategy Income Fund	16,627
LifeStrategy Conservative Growth Fund	144,685
LifeStrategy Moderate Growth Fund	285,487
LifeStrategy Growth Fund	312,375
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the funds are qualified short-term capital gains.
The funds distributed qualified dividend income to shareholders during the fiscal year as follows:
Fund	($000)
LifeStrategy Income Fund	15,162
LifeStrategy Conservative Growth Fund	64,062
LifeStrategy Moderate Growth Fund	171,262
LifeStrategy Growth Fund	220,863
For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:
Fund	Percentage
LifeStrategy Income Fund	7.0%
LifeStrategy Conservative Growth Fund	14.9
LifeStrategy Moderate Growth Fund	21.7
LifeStrategy Growth Fund	30.0
The funds designate to shareholders foreign source income and foreign taxes paid as follows:
Fund	Foreign Source Income ($000)	Foreign Taxes Paid ($000)
LifeStrategy Income Fund	24,539	1,321
LifeStrategy Conservative Growth Fund	69,398	4,805
LifeStrategy Moderate Growth Fund	153,088	11,836
LifeStrategy Growth Fund	178,578	14,690
Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.
58

"Bloomberg®," Bloomberg U.S. Aggregate Bond Index, Bloomberg U.S. Aggregate Float Adjusted Index, and Bloomberg Global Aggregate ex-USD Float Adjusted RIC Capped Index (the Indices) are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The LifeStrategy Funds are not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the LifeStrategy Funds or any member of the public regarding the advisability of investing in securities generally or in the LifeStrategy Funds particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Indices, which are determined, composed and calculated by BISL without regard to Vanguard or the LifeStrategy Funds. Bloomberg has no obligation to take the needs of Vanguard or the owners of the LifeStrategy Funds into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the LifeStrategy Funds to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the LifeStrategy Funds’ customers, in connection with the administration, marketing or trading of the LifeStrategy Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE LIFESTRATEGY FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE LIFESTRATEGY FUNDS OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2021 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.
59

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q880 122021

Annual Report  |  October 31, 2021
Vanguard STAR® Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2021, Vanguard STAR Fund returned 25.52%, ahead of the 23.52% return of its composite index.
•	During the period, the global economy continued to recover from the sharp pandemic-induced contraction of spring 2020. Countries that were more successful in containing the virus, whether through vaccinations, lockdowns, or both, generally fared better economically. Stock returns for the period were excellent.
•	Bond yields moved higher across much of the developed world amid inflation concerns and the prospect that some developed-market central banks might scale back their bond-buying programs or raise interest rates.
•	As a “fund of funds,” the STAR Fund reflects the combined results of 10 underlying actively managed Vanguard funds. Of those, the seven stock funds made up about 63% of fund assets.
•	Returns of the five underlying U.S. stock funds ranged from about 40% for Vanguard U.S. Growth Fund to more than 53% for Vanguard Windsor Fund. For the two underlying international stock funds, Vanguard International Growth Fund returned about 30% and Vanguard International Value Fund returned about 37%.
•	The three underlying U.S. bond funds posted returns ranging from about –0.4% for Vanguard GNMA Fund to more than 2% for Vanguard Long-Term Investment-Grade Fund.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%
1

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. The STAR Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the STAR Fund.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
2

Six Months Ended October 31, 2021
STAR Fund	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,045.20	$1.60
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.64	1.58
The calculations are based on acquired fund fees and expenses for the most recent six-month period. The underlying fund's annualized expense figure for that period is 0.31%. The dollar amounts shown as ”Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).
3

STAR Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
STAR Fund	25.52%	13.21%	10.77%	$27,809
STAR Composite Index	23.52	11.59	9.68	25,196
Dow Jones U.S. Total Stock Market Float Adjusted Index	44.07	18.87	16.04	44,284
STAR Composite Index: 43.75% MSCI US Broad Market Index, 25% Bloomberg U.S. Aggregate Bond Index, 12.5% Bloomberg U.S. 1–5 Year Credit Bond Index, and 18.75% MSCI All Country World Index ex USA. MSCI international benchmark returns are adjusted for withholding taxes.
See Financial Highlights for dividend and capital gains information.
4

STAR Fund
Underlying Vanguard Funds
As of October 31, 2021
Vanguard WindsorTM II Fund Investor Shares	14.4%
Vanguard Long-Term Investment-Grade Fund Investor Shares	12.4
Vanguard U.S. Growth Fund Investor Shares	12.3
Vanguard GNMA Fund Investor Shares	12.3
Vanguard Short-Term Investment-Grade Fund Investor Shares	12.3
Vanguard International Value Fund Investor Shares	9.4
Vanguard International Growth Fund Investor Shares	9.2
Vanguard Windsor Fund Investor Shares	7.8
Vanguard PRIMECAP Fund Investor Shares	6.2
Vanguard ExplorerTM Fund Investor Shares	3.7
The table reflects the fund's investments, except for short-term investments.
5

STAR Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.4%)
Vanguard Windsor II Fund Investor Shares	85,782,266	4,158,724
Vanguard U.S. Growth Fund Investor Shares	46,195,378	3,569,979
Vanguard Windsor Fund Investor Shares	86,599,494	2,272,370
Vanguard PRIMECAP Fund Investor Shares	10,063,519	1,798,854
Vanguard Explorer Fund Investor Shares	7,112,166	1,077,280
		12,877,207
International Stock Funds (18.6%)
Vanguard International Value Fund Investor Shares	62,252,506	2,724,170
Vanguard International Growth Fund Investor Shares	50,065,075	2,668,969
		5,393,139
U.S. Bond Funds (37.0%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	322,195,903	3,605,372
Vanguard GNMA Fund Investor Shares	336,765,551	3,562,980
Vanguard Short-Term Investment-Grade Fund Investor Shares	327,355,703	3,555,083
		10,723,435
Total Investments (100.0%) (Cost $16,258,706)		28,993,781
Other Assets and Liabilities—Net (0.0%)		(1,466)
Net Assets (100%)		28,992,315
Cost is in $000.
•	See Note A in Notes to Financial Statements.
See accompanying Notes, which are an integral part of the Financial Statements.
6

STAR Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $16,258,706)	28,993,781
Receivables for Investment Securities Sold	4,271
Receivables for Accrued Income	16,462
Receivables for Capital Shares Issued	6,106
Total Assets	29,020,620
Liabilities
Due to Custodian	3,001
Payables for Investment Securities Purchased	16,460
Payables for Capital Shares Redeemed	8,844
Total Liabilities	28,305
Net Assets	28,992,315
At October 31, 2021, net assets consisted of:

Paid-in Capital	15,043,637
Total Distributable Earnings (Loss)	13,948,678
Net Assets	28,992,315

Net Assets
Applicable to 848,431,079 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	28,992,315
Net Asset Value Per Share	$34.17
See accompanying Notes, which are an integral part of the Financial Statements.
7

STAR Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	338,165
Net Investment Income—Note B	338,165
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	821,695
Affiliated Funds Sold	504,090
Realized Net Gain (Loss)	1,325,785
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	4,349,025
Net Increase (Decrease) in Net Assets Resulting from Operations	6,012,975
See accompanying Notes, which are an integral part of the Financial Statements.
8

STAR Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	338,165	421,216
Realized Net Gain (Loss)	1,325,785	1,357,785
Change in Unrealized Appreciation (Depreciation)	4,349,025	678,501
Net Increase (Decrease) in Net Assets Resulting from Operations	6,012,975	2,457,502
Distributions
Total Distributions	(1,670,043)	(1,308,703)
Capital Share Transactions
Issued	2,701,591	1,720,072
Issued in Lieu of Cash Distributions	1,581,904	1,237,210
Redeemed	(3,164,809)	(2,800,084)
Net Increase (Decrease) from Capital Share Transactions	1,118,686	157,198
Total Increase (Decrease)	5,461,618	1,305,997
Net Assets
Beginning of Period	23,530,697	22,224,700
End of Period	28,992,315	23,530,697
See accompanying Notes, which are an integral part of the Financial Statements.
9

STAR Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$29.01	$27.51	$26.10	$27.15	$24.32
Investment Operations
Net Investment Income[1]	.395	.515	.576	.537	.503
Capital Gain Distributions Received[1]	.960	.797	1.177	.711	.470
Net Realized and Unrealized Gain (Loss) on Investments	5.846	1.816	1.310	(1.070)	2.993
Total from Investment Operations	7.201	3.128	3.063	.178	3.966
Distributions
Dividends from Net Investment Income	(.405)	(.544)	(.613)	(.514)	(.499)
Distributions from Realized Capital Gains	(1.636)	(1.084)	(1.040)	(.714)	(.637)
Total Distributions	(2.041)	(1.628)	(1.653)	(1.228)	(1.136)
Net Asset Value, End of Period	$34.17	$29.01	$27.51	$26.10	$27.15
Total Return[2]	25.52%	11.75%	12.72%	0.54%	16.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,992	$23,531	$22,225	$20,798	$21,270
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.31%	0.31%	0.31%	0.31%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.21%	1.87%	2.20%	1.98%	1.98%
Portfolio Turnover Rate	9%	26%	14%	11%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
See accompanying Notes, which are an integral part of the Financial Statements.
10

STAR Fund
Notes to Financial Statements
Vanguard STAR Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund follows a balanced investment strategy by investing in selected Vanguard funds. The fund invests 60% to 70% of its net assets in stock funds (predominantly large-capitalization U.S. stock funds), 20% to 30% in intermediate- to long-term bond funds, and 10% to 20% in a short-term bond fund. Financial statements and other information about each underlying fund are available at www.vanguard.com
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
11

STAR Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date.
Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended October 31, 2021, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At October 31, 2021, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	86,333
Total Distributable Earnings (Loss)	(86,333)
12

STAR Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	170,914
Undistributed Long-Term Gains	1,043,709
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	12,734,055
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	434,394	489,081
Long-Term Capital Gains	1,235,649	819,622
Total	1,670,043	1,308,703
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	16,259,726
Gross Unrealized Appreciation	12,797,969
Gross Unrealized Depreciation	(63,914)
Net Unrealized Appreciation (Depreciation)	12,734,055
E.  Capital shares issued and redeemed were:
	Year Ended October 31,
	2021 Shares (000)	2020 Shares (000)

Issued	83,323	61,938
Issued in Lieu of Cash Distributions	50,691	45,139
Redeemed	(96,582)	(104,017)
Net Increase (Decrease) in Shares Outstanding	37,432	3,060
13

STAR Fund
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2021 Market Value ($000)
Vanguard Explorer Fund	891,747	65,898	203,827	59,934	263,528	1,218	64,680	1,077,280
Vanguard GNMA Fund	3,003,404	636,165	30,437	291	(43,591)	28,138	—	3,562,980
Vanguard International Growth Fund	2,256,843	58,933	234,008	117,277	469,924	5,332	52,386	2,668,969
Vanguard International Value Fund	2,119,431	41,100	161,395	13,585	711,449	39,862	—	2,724,170
Vanguard Long-Term Investment-Grade Fund	2,965,550	889,353	115,011	(7,812)	(126,708)	106,331	113,487	3,605,372
Vanguard Market Liquidity Fund	—	NA2	NA2	—	—	1	—	—
Vanguard PRIMECAP Fund	1,402,320	144,076	171,310	23,713	400,055	15,363	128,714	1,798,854
Vanguard Short-Term Investment-Grade Fund	3,001,882	626,266	36,018	(211)	(36,836)	56,393	—	3,555,083
Vanguard U.S. Growth Fund	2,744,019	200,422	343,631	106,494	862,675	906	119,206	3,569,979
Vanguard Windsor Fund	1,816,810	163,926	454,344	54,462	691,516	37,311	126,615	2,272,370
Vanguard Windsor II Fund	3,329,670	263,917	728,233	136,357	1,157,013	47,310	216,607	4,158,724
Total	23,531,676	3,090,056	2,478,214	504,090	4,349,025	338,165	821,695	28,993,781
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.
14

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard STAR Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard STAR Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 16, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
15

Special 2021 tax information (unaudited) for Vanguard STAR Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $1,314,534,000 as capital gain dividend (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund distributed $153,355,000 of qualified dividend income to shareholders during the fiscal year.
For corporate shareholders, 12.6% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.
The fund designates to shareholders foreign source income of $50,246,000 and foreign taxes paid of $5,051,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.
16

"Bloomberg®," and Bloomberg U.S. Aggregate Bond Index and Bloomberg U.S. 1–5 Year Credit Bond Index (the Indices), are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the Indices (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The STAR Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the STAR Fund or any member of the public regarding the advisability of investing in securities generally or in the STAR Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Indices, which are determined, composed and calculated by BISL without regard to Vanguard or the STAR Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the STAR Fund into consideration in determining, composing or calculating the Indices. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the STAR Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the STAR Fund’s customers, in connection with the administration, marketing or trading of the STAR Funds.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDICES OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE STAR FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDICES OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDICES OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE STAR FUND OR THE INDICES OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2021 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2021, Bloomberg. All rights reserved.
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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
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Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q560 122021

Annual Report  |  October 31, 2021
Vanguard Total International Stock Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	For the 12 months ended October 31, 2021, returns for Vanguard Total International Stock Index Fund ranged from 30.45% for Investor Shares to 30.66% for Institutional Select and ETF Shares (based on net asset value).
•	The global economy continued to recover from the sharp pandemic-induced contraction in the spring of 2020. Countries that were more successful in containing the virus, whether through vaccinations, lockdowns, or both, generally fared better economically. Swift and extensive fiscal and monetary support from policymakers was also key to the rebound. Even amid concerns toward the end of the fiscal year about inflation and the prospect of less accommodative monetary policy, stock returns for the period were excellent.
•	European stocks, which represent more than a third of the index, contributed most to its return. The United Kingdom in particular stood out. Canada and Japan also made strong contributions to the index return. China was one of the few markets to detract from performance for the year.
•	All 11 of the fund’s market sectors were positive for the year. Financials, industrials, and technology contributed the most to returns, while telecommunications, utilities, and real estate were relative laggards.
Market Barometer
	Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	43.51%	22.01%	19.16%
Russell 2000 Index (Small-caps)	50.80	16.47	15.52
Russell 3000 Index (Broad U.S. market)	43.90	21.62	18.91
FTSE All-World ex US Index (International)	30.23	12.42	10.05
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.48%	5.63%	3.10%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.64	5.17	3.41
FTSE Three-Month U.S. Treasury Bill Index	0.05	1.08	1.12
CPI
Consumer Price Index	6.22%	3.03%	2.73%

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2021
	Beginning Account Value 4/30/2021	Ending Account Value 10/31/2021	Expenses Paid During Period
Based on Actual Fund Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,021.80	$0.87
ETF Shares	1,000.00	1,022.30	0.31
Admiral™ Shares	1,000.00	1,022.00	0.56
Institutional Shares	1,000.00	1,022.10	0.41
Institutional Plus Shares	1,000.00	1,022.20	0.36
Institutional Select Shares	1,000.00	1,022.30	0.25
Based on Hypothetical 5% Yearly Return
Total International Stock Index Fund
Investor Shares	$1,000.00	$1,024.35	$0.87
ETF Shares	1,000.00	1,024.90	0.31
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.80	0.41
Institutional Plus Shares	1,000.00	1,024.85	0.36
Institutional Select Shares	1,000.00	1,024.95	0.26
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are: 0.17% for Investor Shares, 0.06% for ETF Shares, 0.11% for Admiral Shares, 0.08% for Institutional Shares, 0.07% for Institutional Plus Shares, and 0.05% for Institutional Select Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Total International Stock Index Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: October 31, 2011, Through October 31, 2021
Initial Investment of $10,000
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Stock Index Fund Investor Shares	30.45%	9.90%	7.06%	$19,781
Spliced Total International Stock Index	30.96	10.06	7.07	19,799
Spliced Total International Stock Index: MSCI ACWI ex USA IMI Index through June 2, 2013; and FTSE Global All Cap ex US Index thereafter. Benchmark returns are adjusted for withholding taxes.

	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Stock Index Fund ETF Shares Net Asset Value	30.66%	10.00%	7.15%	$19,955
Total International Stock Index Fund ETF Shares Market Price	30.89	10.05	7.15	19,951
Spliced Total International Stock Index	30.96	10.06	7.07	19,799

See Financial Highlights for dividend and capital gains information.

Total International Stock Index Fund
		Average Annual Total Returns Periods Ended October 31, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Total International Stock Index Fund Admiral Shares	30.59%	9.97%	7.14%	$19,926
Spliced Total International Stock Index	30.96	10.06	7.07	19,799

	One Year	Five Years	Ten Years	Final Value of a $5,000,000 Investment
Total International Stock Index Fund Institutional Shares	30.62%	10.00%	7.16%	$9,986,303
Spliced Total International Stock Index	30.96	10.06	7.07	9,899,683

	One Year	Five Years	Ten Years	Final Value of a $100,000,000 Investment
Total International Stock Index Fund Institutional Plus Shares	30.63%	10.02%	7.18%	$200,070,550
Spliced Total International Stock Index	30.96	10.06	7.07	197,993,660

	One Year	Five Years	Since Inception (6/24/2016)	Final Value of a $5,000,000,000 Investment
Total International Stock Index Fund Institutional Select Shares	30.66%	10.04%	11.03%	$8,752,757,000
FTSE Global All Cap ex US Index	30.96	10.06	10.97	8,728,352,500
“Since Inception” performance is calculated from the Institutional Select Shares’ inception date for both the fund and its comparative standard(s).

Total International Stock Index Fund
Cumulative Returns of ETF Shares: October 31, 2011, Through October 31, 2021
	One Year	Five Years	Ten Years
Total International Stock Index Fund ETF Shares Market Price	30.89%	61.40%	99.51%
Total International Stock Index Fund ETF Shares Net Asset Value	30.66	61.08	99.55
Spliced Total International Stock Index	30.96	61.47	97.99
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total International Stock Index Fund
Fund Allocation
As of October 31, 2021

Japan	15.5%
United Kingdom	9.7
China	9.0
Canada	7.2
France	6.3
Switzerland	5.5
Germany	5.4
Australia	4.9
Taiwan	4.6
India	3.8
South Korea	3.6
Netherlands	3.0
Sweden	2.6
Hong Kong	2.0
Italy	1.7
Denmark	1.6
Spain	1.5
Brazil	1.4
Other	10.7
The table reflects the fund’s investments, except for short-term investments and derivatives.
The fund may invest in derivatives (such as futures and swap contracts) for various reasons, including, but not limited to, attempting to remain fully invested and tracking its target index as closely as possible.

Total International Stock Index Fund
Financial Statements
Schedule of Investments
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.6%)
Argentina (0.0%)
*	Ternium Argentina SA	390	—
Australia (4.8%)
	Commonwealth Bank of Australia	22,100,234	1,751,714
	CSL Ltd.	5,870,918	1,335,870
	BHP Group Ltd.	38,157,078	1,048,060
	National Australia Bank Ltd.	42,686,067	928,080
	Westpac Banking Corp.	47,452,980	923,204
	Australia & New Zealand Banking Group Ltd.	36,809,689	783,328
[1]	Macquarie Group Ltd.	4,306,171	635,716
	Wesfarmers Ltd.	14,646,591	633,695
	Woolworths Group Ltd.	15,656,659	450,987
	Transurban Group	39,270,090	400,129
	Goodman Group	23,359,929	386,768
	Rio Tinto Ltd.	4,809,134	329,487
	Aristocrat Leisure Ltd.	8,633,892	306,216
*	Afterpay Ltd.	2,885,313	267,294
	Amcor plc	19,915,337	241,037
	James Hardie Industries plc	5,742,834	225,614
	Woodside Petroleum Ltd.	12,409,869	216,944
	Fortescue Metals Group Ltd.	20,574,497	214,387
	Coles Group Ltd.	16,442,973	213,084
	Newcrest Mining Ltd.	10,488,556	196,512
	Sonic Healthcare Ltd.	6,200,417	188,148
*	Xero Ltd.	1,629,099	185,754
	QBE Insurance Group Ltd.	19,074,689	170,784
		Shares	Market Value• ($000)
	South32 Ltd.	61,007,475	164,573
	ASX Ltd.	2,508,372	157,746
	Telstra Corp. Ltd.	53,439,784	154,467
	Scentre Group	67,566,238	154,111
	Suncorp Group Ltd.	16,632,926	147,182
	Brambles Ltd.	18,810,279	142,708
	Cochlear Ltd.	830,598	138,928
	Ramsay Health Care Ltd.	2,274,152	121,545
	Santos Ltd.	22,913,773	120,322
	Dexus	14,225,914	116,692
	Insurance Australia Group Ltd.	31,977,196	115,869
	SEEK Ltd.	4,466,089	110,995
	Mirvac Group	51,555,764	110,029
	Stockland	31,512,576	108,622
*	Sydney Airport	17,129,598	106,228
	Northern Star Resources Ltd.	14,717,588	101,887
	BlueScope Steel Ltd.	6,512,137	101,759
	Tabcorp Holdings Ltd.	26,993,017	101,638
	GPT Group	25,612,353	99,992
	Computershare Ltd.	6,953,007	98,937
	APA Group	15,261,537	94,692
	Medibank Pvt Ltd.	35,711,591	89,748
[2]	Oil Search Ltd.	26,889,019	87,110
	Origin Energy Ltd.	22,663,031	86,799
	Endeavour Group Ltd.	16,398,807	84,265
	Treasury Wine Estates Ltd.	9,347,843	81,565
	Charter Hall Group	6,162,479	80,851
	Domino's Pizza Enterprises Ltd.	782,861	80,304
	OZ Minerals Ltd.	4,179,949	79,510

Total International Stock Index Fund
		Shares	Market Value• ($000)
	REA Group Ltd.	642,523	77,982
	Ampol Ltd.	3,122,419	72,226
	Lendlease Corp. Ltd.	8,897,636	70,489
	IDP Education Ltd.	2,340,221	66,212
	Vicinity Centres	50,561,453	66,032
	carsales.com Ltd.	3,444,487	64,461
*	Lynas Rare Earths Ltd.	11,554,352	64,456
	ALS Ltd.	6,296,622	63,154
	Orica Ltd.	5,295,292	60,786
	Evolution Mining Ltd.	22,171,320	60,194
	Aurizon Holdings Ltd.	23,007,889	58,658
	IGO Ltd.	7,991,752	58,522
	Atlas Arteria Ltd.	12,368,873	58,129
	Incitec Pivot Ltd.	25,073,951	56,732
	JB Hi-Fi Ltd.	1,467,681	56,035
	Bank of Queensland Ltd.	8,320,309	55,396
*	Pilbara Minerals Ltd.	32,934,226	55,233
	AddLife AB Class B	1,308,792	53,469
	Mineral Resources Ltd.	1,794,071	52,743
*	NEXTDC Ltd.	5,886,982	52,552
	Reece Ltd.	3,433,008	52,056
*	Orocobre Ltd.	7,438,180	50,233
	Alumina Ltd.	33,032,911	49,923
	Bendigo & Adelaide Bank Ltd.	7,088,829	49,650
	Magellan Financial Group Ltd.	1,789,937	47,086
	Qube Holdings Ltd.	19,026,700	45,951
	AusNet Services Ltd.	24,546,700	45,648
	Reliance Worldwide Corp. Ltd.	10,380,332	45,643
	Challenger Ltd.	8,657,006	45,474
*	Virgin Money UK plc	16,047,486	44,585
	Downer EDI Ltd.	9,169,579	43,841
	WiseTech Global Ltd.	1,095,296	42,688
	Metcash Ltd.	13,133,792	40,478
	Steadfast Group Ltd.	11,489,030	40,422
	Ansell Ltd.	1,678,747	40,194
	Worley Ltd.	4,859,118	39,923
		Shares	Market Value• ($000)
	Breville Group Ltd.	1,791,446	39,874
	Iluka Resources Ltd.	5,549,583	39,593
	Nine Entertainment Co. Holdings Ltd.	18,876,942	39,533
	Altium Ltd.	1,418,780	39,522
*	Qantas Airways Ltd.	9,467,023	38,342
	Cleanaway Waste Management Ltd.	17,773,622	36,147
*	Crown Resorts Ltd.	4,629,569	34,898
	AGL Energy Ltd.	8,022,396	34,598
*	AMP Ltd.	41,886,962	34,270
	ARB Corp. Ltd.	885,504	32,614
*	Star Entertainment Grp Ltd.	11,140,922	30,960
	nib holdings Ltd.	6,010,071	30,263
	Seven Group Holdings Ltd.	1,832,788	29,934
	Washington H Soul Pattinson & Co. Ltd.	1,205,369	29,684
*,2	Zip Co. Ltd.	5,965,032	29,481
	Harvey Norman Holdings Ltd.	7,800,019	29,263
	Orora Ltd.	11,523,613	28,828
	Shopping Centres Australasia Property Group	13,705,504	28,793
	CSR Ltd.	6,405,750	28,757
	Eagers Automotive Ltd.	2,537,026	28,504
	Healius Ltd.	7,679,557	28,120
*,2	Flight Centre Travel Group Ltd.	1,809,880	27,387
	Bapcor Ltd.	4,410,168	26,601
*	Uniti Group Ltd.	8,503,066	26,206
*	Corporate Travel Management Ltd.	1,406,242	26,054
	Premier Investments Ltd.	1,119,445	25,980
	National Storage REIT	14,300,650	25,892
*	Boral Ltd.	5,326,724	25,700
	Charter Hall Long Wale REIT	6,973,786	25,584
	IOOF Holdings Ltd.	8,216,616	25,431
	Pendal Group Ltd.	4,918,879	24,880

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Imugene Ltd.	65,295,018	24,582
	TPG Telecom Ltd.	4,788,300	24,444
	Sims Ltd.	2,215,215	24,115
	Beach Energy Ltd.	22,883,413	24,039
[2]	Pro Medicus Ltd.	582,085	23,507
*	Megaport Ltd.	1,724,775	23,342
	IRESS Ltd.	2,520,130	22,974
*,2	Webjet Ltd.	4,718,704	22,582
*,2	Liontown Resources Ltd.	15,544,771	22,411
	Link Administration Holdings Ltd.	6,729,849	22,158
*	Whitehaven Coal Ltd.	11,059,036	21,886
	Super Retail Group Ltd.	2,223,892	21,817
	Perpetual Ltd.	738,837	21,118
	Centuria Capital Group	8,660,484	21,048
	Technology One Ltd.	2,239,602	20,798
	BWP Trust	6,488,329	20,788
	Waypoint REIT	9,885,139	20,381
*	Chalice Mining Ltd.	4,020,951	20,291
	Ingenia Communities Group	4,071,315	20,129
[3]	Viva Energy Group Ltd.	11,403,845	20,092
	Sandfire Resources Ltd.	4,674,305	19,690
*	Champion Iron Ltd.	5,875,601	19,626
	Elders Ltd.	2,132,145	19,370
	Lifestyle Communities Ltd.	1,170,393	19,324
	Charter Hall Retail REIT	6,206,291	19,254
*	Perseus Mining Ltd.	16,039,656	19,020
	CIMIC Group Ltd.	1,253,673	18,891
*	Paladin Energy Ltd.	28,243,911	18,770
	Credit Corp. Group Ltd.	740,919	17,625
*	PointsBet Holdings Ltd.	2,687,050	16,876
	InvoCare Ltd.	1,943,147	16,649
	Bega Cheese Ltd.	4,048,795	16,584
	Deterra Royalties Ltd.	5,621,243	16,534
	Centuria Industrial REIT	5,862,951	16,172
		Shares	Market Value• ($000)
	Abacus Property Group	5,761,893	15,561
*,3	Life360 Inc.	1,853,370	15,364
	Clinuvel Pharmaceuticals Ltd.	521,259	15,275
	Pinnacle Investment Management Group Ltd.	1,163,022	15,126
	Netwealth Group Ltd.	1,150,582	15,122
	HUB24 Ltd.	626,658	15,055
*	EVENT Hospitality & Entertainment Ltd.	1,213,437	15,021
	GrainCorp Ltd. Class A	3,121,121	14,833
	IPH Ltd.	2,273,473	14,767
	Australian Ethical Investment Ltd.	1,389,734	14,361
	Brickworks Ltd.	792,873	14,229
*	Nanosonics Ltd.	3,152,669	14,168
	Collins Foods Ltd.	1,447,205	14,050
	Aventus Group	5,368,559	13,848
	AUB Group Ltd.	834,071	13,747
*	Nufarm Ltd.	4,163,071	13,710
*	Silver Lake Resources Ltd.	10,817,045	13,699
	Regis Resources Ltd.	9,042,321	13,560
	Adbri Ltd.	6,021,540	13,554
	Arena REIT	3,957,477	13,469
	Blackmores Ltd.	187,111	13,354
*,2	Temple & Webster Group Ltd.	1,376,140	13,259
*	De Grey Mining Ltd.	15,918,193	13,242
	Costa Group Holdings Ltd.	5,916,493	13,082
*,2	Tyro Payments Ltd.	4,245,158	12,968
	Cromwell Property Group	21,028,021	12,869
	Ramelius Resources Ltd.	10,621,427	12,672
	Nickel Mines Ltd.	15,975,340	12,654
*	Converge Information & Communications Technology Solutions Inc.	19,980,400	12,634
*	ioneer Ltd.	23,887,592	12,363
	Codan Ltd.	1,616,110	12,324
	GUD Holdings Ltd.	1,294,195	11,978

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Gold Road Resources Ltd.	11,179,981	11,596
	Appen Ltd.	1,402,057	11,425
	Charter Hall Social Infrastructure REIT	3,930,930	11,313
	Hansen Technologies Ltd.	2,365,705	11,297
	United Malt Grp Ltd.	3,659,099	11,198
	Lovisa Holdings Ltd.	676,626	11,153
	Growthpoint Properties Australia Ltd.	3,538,141	11,104
*	West African Resources Ltd.	11,369,129	11,047
	Domain Holdings Australia Ltd.	2,475,903	10,755
	Rural Funds Group	5,103,154	10,712
*,2	PolyNovo Ltd.	7,738,660	10,691
*	Australian Strategic Materials Ltd.	1,303,236	10,472
	Centuria Office REIT	5,665,062	10,281
	St. Barbara Ltd.	9,326,754	10,256
*,2	Vulcan Energy Resources Ltd.	1,072,955	10,236
	Imdex Ltd.	4,718,980	10,197
	Home Consortium Ltd.	1,692,283	10,120
*	Western Areas Ltd.	4,085,611	9,783
*,2,3	Coronado Global Resources Inc.	9,393,169	9,680
	Platinum Asset Management Ltd.	4,113,653	9,500
	Genworth Mortgage Insurance Australia Ltd.	5,460,666	9,487
*	Nearmap Ltd.	5,580,518	9,348
*	G8 Education Ltd.	11,109,824	9,234
	SeaLink Travel Group Ltd.	1,639,263	9,082
*,2	Mesoblast Ltd.	7,489,090	9,014
[2]	Monadelphous Group Ltd.	1,168,327	8,911
*	Telix Pharmaceuticals Ltd.	1,949,997	8,906
*	EML Payments Ltd.	3,951,519	8,866
		Shares	Market Value• ($000)
*	Karoon Energy Ltd.	6,361,768	8,753
*	oOh!media Ltd.	6,307,389	8,658
	Data#3 Ltd.	2,019,539	8,655
	Jumbo Interactive Ltd.	665,324	8,394
	Inghams Group Ltd.	2,989,565	8,386
*,2	Betmakers Technology Group Ltd.	8,876,644	8,247
*	City Chic Collective Ltd.	1,753,459	8,205
*	Dubber Corp. Ltd.	3,548,759	8,177
	Accent Group Ltd.	4,354,031	8,152
	Johns Lyng Group Ltd.	1,629,445	7,964
	Tassal Group Ltd.	2,961,787	7,934
*,2	Redbubble Ltd.	2,502,022	7,857
	GWA Group Ltd.	3,823,623	7,849
	NRW Holdings Ltd.	5,604,235	7,772
	Select Harvests Ltd.	1,387,596	7,756
[2]	Kogan.com Ltd.	972,690	7,332
	McMillan Shakespeare Ltd.	695,582	7,197
*,2	Bellevue Gold Ltd.	11,074,930	7,130
	SmartGroup Corp. Ltd.	1,176,189	7,120
	Dicker Data Ltd.	617,676	7,004
	Perenti Global Ltd.	9,028,397	6,989
*,2	Capricorn Metals Ltd.	3,526,101	6,811
*	Eclipx Group Ltd.	3,606,963	6,806
*	Omni Bridgeway Ltd.	2,824,147	6,637
	Bravura Solutions Ltd.	3,147,480	6,630
	Oceania Healthcare Ltd.	6,520,830	6,535
*	Australian Agricultural Co. Ltd.	5,481,396	6,520
	Senex Energy Ltd.	1,919,600	6,414
	Hotel Property Investments	2,370,871	6,401
	Integral Diagnostics Ltd.	1,753,470	6,201
	Westgold Resources Ltd.	4,170,348	6,102
	Austal Ltd.	4,128,060	5,867

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Syrah Resources Ltd.	6,078,337	5,793
	Infomedia Ltd.	5,551,610	5,783
*	Nuix Ltd.	2,469,495	5,780
*,2	PPK Group Ltd.	583,267	5,752
	Sigma Healthcare Ltd.	13,072,071	5,605
	GDI Property Group	6,253,440	5,515
	Pact Group Holdings Ltd.	2,350,633	5,493
[2]	New Hope Corp. Ltd.	3,539,870	5,364
	Emeco Holdings Ltd.	6,362,373	5,295
	Australian Pharmaceutical Industries Ltd.	4,443,334	5,047
*	Mayne Pharma Group Ltd.	19,671,543	5,042
[2]	HomeCo Daily Needs REIT	4,629,359	5,023
	Southern Cross Media Group Ltd.	2,840,094	4,984
	BWX Ltd.	1,398,353	4,915
[2]	Dexus Industria REIT	1,920,211	4,886
*	Fineos Corp. Ltd.	1,613,490	4,868
*	Resolute Mining Ltd.	14,802,173	4,652
*	Superloop Ltd.	4,683,419	4,555
*,2	Audinate Group Ltd.	711,138	4,554
	MyState Ltd.	1,159,931	4,551
*,2	Carnarvon Petroleum Ltd.	17,444,990	4,475
	Baby Bunting Group Ltd.	990,474	4,414
	Estia Health Ltd.	2,775,323	4,389
	Money3 Corp. Ltd.	1,629,531	4,089
	Australian Finance Group Ltd.	2,043,871	4,062
*	Cooper Energy Ltd.	18,124,774	3,961
*,2	Andromeda Metals Ltd.	29,388,109	3,895
*,2	Opthea Ltd.	3,978,449	3,849
	Service Stream Ltd.	5,817,701	3,845
*	Aurelia Metals Ltd.	13,380,326	3,806
*,2	Seven West Media Ltd.	10,635,100	3,669
*	Myer Holdings Ltd.	8,960,458	3,655
		Shares	Market Value• ($000)
*,2	Electro Optic Systems Holdings Ltd.	1,514,665	3,649
*,2	Paradigm Biopharmaceuticals Ltd.	2,321,914	3,603
*	Starpharma Holdings Ltd. Class A	4,492,557	3,565
*,2	Humm Group Ltd.	5,286,874	3,528
*,2	Alkane Resources Ltd.	5,201,385	3,489
	Cedar Woods Properties Ltd.	718,939	3,239
[2]	Virtus Health Ltd.	755,196	3,164
	Jupiter Mines Ltd.	16,890,639	2,987
	Macmahon Holdings Ltd.	18,834,785	2,914
	SG Fleet Group Ltd.	1,501,305	2,887
	Mount Gibson Iron Ltd.	8,683,403	2,764
	OFX Group Ltd.	2,274,817	2,728
*,1	Japara Healthcare Ltd.	2,432,927	2,563
*,2	Bubs Australia Ltd.	6,532,654	2,547
	Regis Healthcare Ltd.	1,637,087	2,422
*,2	AMA Group Ltd.	5,801,352	2,132
*,2	Marley Spoon AG	2,644,943	2,042
	MACA Ltd.	3,495,010	2,018
	Navigator Global Investments Ltd.	1,314,925	1,861
*	Dacian Gold Ltd.	10,202,041	1,763
*,2	New Century Resources Ltd.	13,062,096	1,524
	Newcrest Mining Ltd. ADR	80,844	1,516
	Vita Group Ltd.	1,468,087	917
*,2	Minerals 260 Ltd.	1,281,299	448
*	Juno Minerals Ltd.	577,569	59
	Sims Ltd. ADR	57	1
*,1	Liquefied Natural Gas Ltd.	7,928,704	—
			20,043,655
Austria (0.2%)
	Erste Group Bank AG	3,671,699	157,463
	OMV AG	1,862,636	112,770
	Verbund AG	853,459	88,967
	voestalpine AG	1,508,025	57,276

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,3	BAWAG Group AG	861,114	54,160
	Wienerberger AG	1,502,743	53,198
	ANDRITZ AG	915,617	52,006
	Raiffeisen Bank International AG	1,755,744	51,303
*	IMMOFINANZ AG	1,127,257	26,993
	CA Immobilien Anlagen AG	526,758	22,603
*	Lenzing AG	177,176	21,366
	Mayr Melnhof Karton AG	98,493	19,386
[2]	Oesterreichische Post AG	458,103	19,341
	S IMMO AG	714,959	16,961
	UNIQA Insurance Group AG	1,534,874	14,288
*	Telekom Austria AG Class A	1,566,229	13,532
	Vienna Insurance Group AG Wiener Versicherung Gruppe	457,505	13,327
	AT&S Austria Technologie & Systemtechnik AG	299,882	11,507
	EVN AG	341,040	9,630
	Strabag SE	166,413	7,145
*	Schoeller-Bleckmann Oilfield Equipment AG	162,696	6,636
*,2	DO & CO AG	72,311	6,550
	Palfinger AG	109,698	4,847
*	Flughafen Wien AG	101,520	3,346
	Agrana Beteiligungs AG	100,025	2,111
*,2	Porr AG	137,330	1,972
*	Porr AG Rights Exp. 11/3/21	132,050	22
*,1	CA Immobilien Anlagen AG Rights Exp. 3/30/22	931,178	—
			848,706
Belgium (0.7%)
	Anheuser-Busch InBev SA/NV	10,821,081	661,896
	KBC Group NV	3,547,481	330,352
*	Argenx SE	659,833	198,649
	UCB SA	1,571,792	187,869
	Groupe Bruxelles Lambert SA	1,369,945	158,956
	Umicore SA	2,655,853	152,277
		Shares	Market Value• ($000)
	Ageas SA/NV	2,332,732	113,482
	Solvay SA	918,852	109,226
	Sofina SA	199,445	88,255
	Warehouses De Pauw CVA	1,832,589	83,450
	Cofinimmo SA	387,654	62,542
	Aedifica SA	466,957	62,269
	Elia Group SA/NV	462,721	53,983
	D'ieteren Group	296,017	51,041
	Ackermans & van Haaren NV	292,356	50,275
	Proximus SADP	1,838,404	34,620
	Etablissements Franz Colruyt NV	682,980	33,533
	Melexis NV	261,455	30,155
	Euronav NV	2,692,753	28,655
	VGP NV	96,022	24,834
	Montea NV	150,762	22,378
	KBC Ancora	423,805	22,096
	Telenet Group Holding NV	586,731	21,079
	Barco NV	889,596	20,051
	Bekaert SA	450,280	19,723
	Shurgard Self Storage SA	276,515	16,947
	Fagron	843,700	14,631
	Gimv NV	214,133	13,834
*	Tessenderlo Group SA	323,251	11,797
	Xior Student Housing NV	193,076	11,419
*	bpost SA	1,315,139	11,267
*	Kinepolis Group NV	159,095	10,021
*	Ontex Group NV	1,035,364	9,763
*	AGFA-Gevaert NV	2,172,526	9,446
	Befimmo SA	230,067	9,411
	Cie d'Entreprises CFE	84,495	8,639
	Retail Estates NV	101,732	8,147
	Econocom Group SA/NV	1,585,765	6,705
	Orange Belgium SA	249,958	5,667
*,2	Mithra Pharmaceuticals SA	219,562	4,824
	Van de Velde NV	61,621	2,140
	Wereldhave Belgium Comm VA	16,921	953
			2,777,257
Brazil (1.4%)
	UBS Group AG (Registered)	42,016,140	764,807
	Vale SA	50,729,199	643,665

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Petroleo Brasileiro SA Preference Shares	73,043,260	352,675
	Itau Unibanco Holding SA Preference Shares	62,074,889	256,381
	Petroleo Brasileiro SA	46,574,363	228,341
*	Banco Bradesco SA Preference Shares	58,417,500	205,980
	B3 SA - Brasil Bolsa Balcao	78,998,311	166,709
	Ambev SA	53,968,678	162,466
	WEG SA	19,112,234	125,297
	Itausa SA Preference Shares	57,743,776	104,872
*	Natura & Co. Holding SA	12,395,550	85,437
	JBS SA	12,116,453	83,835
*	Suzano SA	9,349,084	81,551
	Notre Dame Intermedica Participacoes SA	6,724,476	76,469
*	Magazine Luiza SA	38,745,836	74,213
[3]	Rede D'Or Sao Luiz SA	6,162,483	64,422
	Lojas Renner SA	10,892,986	62,207
	Localiza Rent a Car SA	7,632,577	61,263
	Gerdau SA Preference Shares	12,430,714	59,248
*	Banco Bradesco SA	19,497,816	58,730
*	Raia Drogasil SA	14,107,690	58,118
	Banco do Brasil SA	11,184,398	56,479
	Vibra Energia SA	14,995,292	55,743
	Cosan SA	15,528,961	54,452
*	Banco BTG Pactual SA	12,323,340	49,238
	Equatorial Energia SA	11,542,935	46,795
*	Rumo SA	16,103,533	45,625
	Centrais Eletricas Brasileiras SA	7,508,698	45,009
*	Klabin SA	10,295,823	41,849
	Telefonica Brasil SA	5,032,226	40,587
	TOTVS SA	6,869,655	39,876
*	Petro Rio SA	8,482,980	35,277
	BB Seguridade Participacoes SA	8,744,660	34,227
		Shares	Market Value• ($000)
[3]	Hapvida Participacoes e Investimentos SA	16,729,853	34,208
*,3	Banco Inter SA Preference Shares	15,674,392	33,966
*	Eneva SA	12,453,128	31,774
	Bradespar SA Preference Shares	3,477,113	29,979
	Banco Santander Brasil SA	4,873,107	29,703
	CCR SA	14,356,127	29,075
*	Embraer SA	7,362,839	28,610
*	Americanas SA	5,413,725	28,489
*	BRF SA	6,911,970	28,450
	Cia Energetica de Minas Gerais Preference Shares	12,375,443	28,243
*	Hypera SA	5,214,928	25,928
	Ultrapar Participacoes SA	10,822,035	25,024
	Cia Siderurgica Nacional SA	6,119,533	24,700
	Sul America SA	5,197,662	23,917
	Sendas Distribuidora SA	8,282,425	22,439
	Marfrig Global Foods SA	4,685,284	21,999
*	Via SA	19,986,051	21,779
	Energisa SA	3,089,898	21,691
*	Cia de Saneamento Basico do Estado de Sao Paulo	3,365,361	20,990
	Transmissora Alianca de Energia Eletrica SA	3,011,175	19,559
*	Braskem SA Preference Shares Class A	2,009,383	19,390
	Metalurgica Gerdau SA Preference Shares	8,611,818	19,089
	Itau Unibanco Holding SA ADR	4,581,030	18,645
[2,3]	Shimao Services Holdings Ltd.	9,852,563	18,570
*	TIM SA	9,148,912	18,188

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	7,515,595	17,644
	Centrais Eletricas Brasileiras SA Preference Shares	2,941,328	17,636
*,3	Locaweb Servicos de Internet SA	5,426,305	17,595
	Engie Brasil Energia SA	2,323,933	16,022
*	Azul SA Preference Shares	3,507,355	15,456
*	Cia de Locacao das Americas	4,399,217	15,379
	Cia Paranaense de Energia Preference Shares	14,501,710	15,211
	EDP - Energias do Brasil SA	4,250,229	14,760
*	Alpargatas SA Preference Shares	2,155,250	14,752
	Sao Martinho SA	2,169,017	14,719
*,2	BRF SA ADR	3,505,357	14,477
	YDUQS Participacoes SA	3,788,220	14,002
*	BR Malls Participacoes SA	10,850,692	13,785
*	Grupo De Moda Soma SA	5,717,557	13,291
*	Multiplan Empreendimentos Imobiliarios SA	3,647,838	11,970
*	IRB Brasil Resseguros SA	14,197,947	11,799
	CPFL Energia SA	2,486,600	11,592
	CSHG Logistica FI Imobiliario	381,017	11,274
	Pet Center Comercio e Participacoes SA	3,333,922	11,088
	Kinea Indice de Precos FII	603,816	10,976
	Cia de Transmissao de Energia Eletrica Paulista Preference Shares	2,539,242	10,942
	Porto Seguro SA	2,596,158	10,736
	Atacadao SA	3,607,265	10,636
		Shares	Market Value• ($000)
	Cia Energetica de Sao Paulo Preference Shares Class B	2,347,160	10,605
	Fleury SA	3,152,976	10,520
*	Cia de Saneamento do Parana	3,173,039	10,260
	Dexco SA	3,709,933	10,195
	SLC Agricola SA	1,317,750	10,175
*	Cogna Educacao	22,825,185	10,030
*	Lojas Americanas SA Preference Shares	11,346,016	9,710
*	Omega Geracao SA	1,639,845	9,510
	Banco Pan SA Preference Shares	3,805,400	8,961
	Arezzo Industria e Comercio SA	671,327	8,790
*	M Dias Branco SA	1,602,592	8,788
*	Embraer SA ADR	564,118	8,761
	Neoenergia SA	3,171,100	8,709
	Odontoprev SA	3,659,671	8,696
	Cia Siderurgica Nacional SA ADR	2,077,944	8,478
	Unipar Carbocloro SA Preference Shares Class B	627,958	8,308
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,295,254	8,227
	Light SA	4,793,421	8,221
*	Santos Brasil Participacoes SA	8,967,647	8,183
	Qualicorp Consultoria e Corretora de Seguros SA	2,518,845	7,636
	Ambev SA ADR	2,502,855	7,408
*	CVC Brasil Operadora e Agencia de Viagens SA	2,556,501	7,234
	Minerva SA	4,164,543	7,187
	Cia Brasileira de Distribuicao	1,579,885	7,147
	Telefonica Brasil SA ADR	878,132	7,051
	MRV Engenharia e Participacoes SA	3,897,840	7,010
	Alupar Investimento SA	1,627,451	6,846
	Grendene SA	4,486,376	6,820

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CSN Mineracao SA	7,192,900	6,717
[2]	Sendas Distribuidora SA ADR	487,432	6,575
	Cia de Saneamento de Minas Gerais-COPASA	2,698,903	6,508
	Iguatemi Empresa de Shopping Centers SA	1,216,021	6,451
*	Grupo Mateus SA	5,084,080	6,423
	Cia Energetica de Minas Gerais ADR	2,791,278	6,280
	Gerdau SA ADR	1,292,880	6,115
*	Cia de Saneamento Basico do Estado de Sao Paulo ADR	966,825	6,072
	Vivara Participacoes SA	1,296,900	5,961
	Cielo SA	14,002,657	5,434
	Aliansce Sonae Shopping Centers SA	1,576,900	5,359
	SIMPAR SA	2,941,400	5,342
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	2,759,374	5,324
	Kinea Rendimentos Imobiliarios FII	306,993	5,298
*	Iochpe Maxion SA	1,743,071	5,182
*	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,474,716	4,968
	Kinea Renda Imobiliaria FII	200,000	4,808
*	Anima Holding SA	4,099,155	4,794
*	Movida Participacoes SA	1,815,992	4,778
*	Grupo SBF SA	1,272,541	4,721
*	Raizen SA Preference Shares	3,703,704	4,449
	Cia Paranaense de Energia ADR	863,702	4,414
*	Banco Inter SA	690,182	4,341
	Lojas Quero Quero SA	2,073,000	4,253
		Shares	Market Value• ($000)
	AES Brasil Energia SA	2,188,821	4,227
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	902,560	4,209
	Randon SA Implementos e Participacoes Preference Shares	2,333,111	4,200
	Cia Energetica de Minas Gerais	1,425,852	4,199
*	Braskem SA ADR	216,069	4,185
*	EcoRodovias Infraestrutura e Logistica SA	2,869,871	4,165
*	Cia Ferro Ligas da Bahia - FERBASA Preference Shares	495,700	4,163
	Ambipar Participacoes e Empreendimentos SA	616,729	4,038
	Ez Tec Empreendimentos e Participacoes SA	1,247,002	4,032
*	Banco Bradesco SA ADR	1,127,355	3,946
[2]	Centrais Eletricas Brasileiras SA ADR	613,733	3,732
*	BK Brasil Operacao e Assessoria a Restaurantes SA	3,015,885	3,671
*,2	Gol Linhas Aereas Inteligentes SA ADR	670,617	3,668
	Vale SA Class B ADR	286,030	3,641
*	Marcopolo SA Preference Shares	7,754,928	3,559
[3]	Meliuz SA	5,998,853	3,518
*	Lojas Americanas SA	3,973,342	3,471
*	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,353,000	3,285
*	Gol Linhas Aereas Inteligentes SA Preference Shares	1,204,555	3,240

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Construtora Tenda SA	1,071,083	3,238
	JHSF Participacoes SA	3,643,800	3,222
	Petroleo Brasileiro SA ADR	332,484	3,195
	Boa Vista Servicos SA	1,960,500	3,172
[2]	Centrais Eletricas Brasileiras SA ADR (XNYS)	499,783	3,014
	Itau Unibanco Holding SA	792,495	2,953
*	Tupy SA	783,160	2,899
	MPM Corporeos SA	1,674,700	2,899
	BR Properties SA	2,243,487	2,866
	Mahle-Metal Leve SA	471,364	2,846
*	Camil Alimentos SA	1,591,226	2,729
*	Hidrovias do Brasil SA	5,029,200	2,656
*	TIM SA ADR	265,459	2,617
*	Guararapes Confeccoes SA	1,255,924	2,437
	Cia Brasileira de Distribuicao ADR	487,432	2,223
	Enauta Participacoes SA	962,369	2,179
*	Instituto Hermes Pardini SA	539,742	2,100
*	Sequoia Logistica e Transportes SA	895,040	2,062
	Even Construtora e Incorporadora SA	1,661,674	1,831
*	C&A Modas Ltda	1,705,500	1,831
	Direcional Engenharia SA	985,936	1,667
[3]	Ser Educacional SA	862,162	1,595
	Wiz Solucoes e Corretagem de Seguros SA	930,516	1,591
	LOG Commercial Properties e Participacoes SA	330,956	1,374
	Cia Paranaense de Energia	1,228,640	1,171
	Jereissati Participacoes SA	232,700	1,088
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA	1,218,276	941
		Shares	Market Value• ($000)
	Usinas Siderurgicas de Minas Gerais SA Usiminas	346,700	791
*	Banco Inter SA Ordinary Shares	160,978	330
*	Empreendimentos Pague Menos SA	141,636	237
	Banco Santander Brasil SA ADR	19,600	120
*	Getnet Adquirencia e Servicos para Meios de Pagamento SA ADR	2,450	4
*	Ultrapar Participacoes SA Rights Exp. 11/3/21	764,394	—
			5,769,050
Canada (7.1%)
*	Shopify Inc. Class A (XTSE)	1,428,460	2,085,695
[2]	Royal Bank of Canada	18,440,636	1,919,459
	Toronto-Dominion Bank	23,516,363	1,707,103
	Enbridge Inc.	26,218,771	1,098,239
	Brookfield Asset Management Inc. Class A	17,223,318	1,039,856
[2]	Bank of Nova Scotia	15,625,984	1,024,477
	Canadian National Railway Co.	7,660,598	1,018,112
[2]	Bank of Montreal	8,360,853	907,763
[2]	Canadian Imperial Bank of Commerce	5,646,242	685,113
[2]	TC Energy Corp.	12,655,418	684,616
[2]	Canadian Pacific Railway Ltd.	8,606,438	666,137
	Canadian Natural Resources Ltd.	15,019,568	638,356
	Nutrien Ltd.	7,374,554	515,432
	Suncor Energy Inc.	19,187,245	504,642
	Manulife Financial Corp.	25,113,853	489,249
	Waste Connections Inc.	3,381,084	460,063
	Constellation Software Inc.	248,043	435,917
	Sun Life Financial Inc.	7,560,405	430,862

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Alimentation Couche-Tard Inc. Class B	10,226,480	383,576
	National Bank of Canada	4,309,805	356,806
	Franco-Nevada Corp.	2,458,357	350,777
	Magna International Inc.	3,621,011	294,544
	Fortis Inc.	6,043,428	269,015
	Thomson Reuters Corp.	2,171,626	261,223
*	CGI Inc.	2,846,633	254,302
	Intact Financial Corp.	1,843,479	247,133
[2]	Pembina Pipeline Corp.	7,138,919	236,330
	Barrick Gold Corp. (XTSE)	12,852,639	235,846
	Wheaton Precious Metals Corp.	5,828,936	235,305
	Power Corp. of Canada	6,980,772	232,504
	Restaurant Brands International Inc.	3,911,273	221,447
	Rogers Communications Inc. Class B	4,502,691	209,417
	WSP Global Inc.	1,507,690	204,396
	BCE Inc.	3,817,416	196,516
	Cenovus Energy Inc.	16,265,524	194,513
	Open Text Corp.	3,594,671	181,070
	First Quantum Minerals Ltd.	7,186,737	170,145
	Dollarama Inc.	3,721,514	168,214
	Agnico Eagle Mines Ltd.	3,146,685	167,021
	Teck Resources Ltd. Class B	5,972,247	166,679
	Barrick Gold Corp. (XLON)	9,008,462	165,827
[2]	Metro Inc. Class A	3,168,223	159,410
	Shaw Communications Inc. Class B	5,503,267	158,481
*	Lightspeed Commerce Inc. (XTSE)	1,608,596	156,791
	Loblaw Cos. Ltd.	2,074,475	156,021
[2]	Emera Inc.	3,260,663	151,704
	Kirkland Lake Gold Ltd.	3,459,644	145,838
	TELUS Corp.	5,746,473	131,822
		Shares	Market Value• ($000)
	Tourmaline Oil Corp.	3,561,770	128,731
	Fairfax Financial Holdings Ltd.	316,646	128,247
*	TFI International Inc.	1,141,775	126,605
	Cameco Corp.	5,120,053	124,402
*	CAE Inc.	3,817,914	115,778
[2]	Algonquin Power & Utilities Corp.	7,907,751	113,990
	West Fraser Timber Co. Ltd.	1,413,153	113,146
*	Bausch Health Cos. Inc.	4,030,329	112,970
[2]	Canadian Apartment Properties REIT	2,273,192	110,996
	CCL Industries Inc. Class B	1,950,095	106,597
[2]	Canadian Tire Corp. Ltd. Class A	732,928	104,100
	Great-West Lifeco Inc.	3,496,687	102,872
	George Weston Ltd.	943,409	101,933
[3]	Hydro One Ltd.	4,116,615	98,358
	Kinross Gold Corp.	16,319,526	98,107
[2]	Ritchie Bros Auctioneers Inc.	1,419,834	97,046
*,3	Nuvei Corp.	802,310	96,425
	FirstService Corp.	480,478	95,832
	Imperial Oil Ltd.	2,772,206	93,855
	Gildan Activewear Inc.	2,528,786	92,888
[2]	Northland Power Inc.	2,881,631	92,647
	Toromont Industries Ltd.	1,041,073	92,625
*	Descartes Systems Group Inc.	1,107,490	90,444
	iA Financial Corp. Inc.	1,386,240	82,003
[2]	ARC Resources Ltd.	8,511,990	81,640
[2]	RioCan REIT	4,527,784	81,548
	Stantec Inc.	1,433,990	79,254
	TMX Group Ltd.	716,962	77,623
[2]	AltaGas Ltd.	3,690,172	76,392
	Saputo Inc.	3,109,467	74,269
[2]	Keyera Corp.	2,858,555	73,265
	Onex Corp.	977,610	72,855
	Lundin Mining Corp.	8,344,251	72,614
*,2	BlackBerry Ltd.	6,602,058	71,323

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Brookfield Renewable Corp.	1,678,065	69,504
	Pan American Silver Corp.	2,670,104	68,328
	Empire Co. Ltd. Class A	2,140,797	64,003
	Granite REIT	782,084	63,396
	Finning International Inc.	2,100,147	62,176
	SNC-Lavalin Group Inc.	2,267,484	60,993
	Element Fleet Management Corp.	5,597,939	60,837
	GFL Environmental Inc. (XTSE)	1,467,636	60,349
*,2	Ballard Power Systems Inc.	3,254,762	58,989
	Colliers International Group Inc.	405,905	58,885
[2]	Allied Properties REIT	1,687,823	58,329
[2]	Parkland Corp.	1,992,455	57,974
*	Ivanhoe Mines Ltd. Class A	7,288,445	57,184
	B2Gold Corp.	13,630,449	56,280
[2]	CI Financial Corp.	2,458,523	56,060
	Quebecor Inc. Class B	2,199,581	56,056
*	Kinaxis Inc.	354,022	54,946
[2]	H&R REIT	3,960,644	54,436
	Boyd Group Services Inc.	276,178	53,602
	Premium Brands Holdings Corp. Class A	480,690	51,949
[2]	Capital Power Corp.	1,484,564	48,762
[2]	Yamana Gold Inc.	12,327,580	48,410
	Canadian Utilities Ltd. Class A	1,600,078	46,350
[2]	SmartCentres REIT	1,827,970	46,069
[2]	Choice Properties REIT	3,754,574	45,173
*	Aritzia Inc.	1,125,577	44,328
	SSR Mining Inc.	2,808,396	44,295
[2]	Brookfield Infrastructure Corp. Class A	715,388	43,365
*	Bombardier Inc. Class B	26,941,577	43,321
[2]	IGM Financial Inc.	1,067,060	42,369
[2]	BRP Inc.	474,070	41,684
		Shares	Market Value• ($000)
*	Shopify Inc. Class A (XNYS)	27,591	40,469
*,2	Canopy Growth Corp.	3,182,725	40,247
[2]	Gibson Energy Inc.	1,981,362	39,928
*	Air Canada	2,222,370	39,847
[2]	First Capital REIT	2,718,528	38,836
[2]	Alamos Gold Inc. Class A	5,173,339	38,374
[2]	Canadian Western Bank	1,154,959	36,946
	TransAlta Corp.	3,227,750	36,200
[2]	Methanex Corp.	795,762	35,647
[2]	First Majestic Silver Corp.	2,784,689	35,281
*	MEG Energy Corp.	3,889,612	34,854
[2]	Crescent Point Energy Corp.	6,882,406	34,590
[2]	Cargojet Inc.	216,798	34,518
	Atco Ltd.	999,223	33,910
*	ATS Automation Tooling Systems Inc.	974,427	33,155
	Linamar Corp.	594,281	32,686
	Boralex Inc. Class A	1,052,040	32,557
[2]	PrairieSky Royalty Ltd.	2,600,047	31,996
	Primo Water Corp.	1,986,376	31,619
	Stella-Jones Inc.	873,644	31,364
[2]	Parex Resources Inc.	1,591,497	30,901
	Enerplus Corp.	3,262,026	30,891
*	Pretium Resources Inc.	2,434,372	29,446
[2]	Innergex Renewable Energy Inc.	1,734,440	28,870
[2]	Chartwell Retirement Residences	2,911,258	28,087
[2]	Osisko Gold Royalties Ltd.	2,192,446	27,689
	Enghouse Systems Ltd.	630,999	27,364
[2]	Boardwalk REIT	610,778	26,349
	ECN Capital Corp.	2,963,156	25,762
*,2	Canada Goose Holdings Inc.	662,922	24,586
*	Equinox Gold Corp.	3,273,703	24,283
[2]	Whitecap Resources Inc.	4,037,234	24,238
[2]	Cominar REIT	2,511,412	23,438

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Novagold Resources Inc.	3,147,259	22,989
*	Home Capital Group Inc. Class B	679,152	22,038
	Russel Metals Inc.	833,034	21,963
[2]	Superior Plus Corp.	1,967,941	21,896
	Maple Leaf Foods Inc.	992,194	21,630
	Centerra Gold Inc.	2,868,691	21,511
*,2	Vermilion Energy Inc.	1,957,333	21,224
	Hudbay Minerals Inc.	3,040,321	21,201
*	Eldorado Gold Corp.	2,311,564	20,676
[2]	TransAlta Renewables Inc.	1,391,462	20,598
	Laurentian Bank of Canada	610,457	20,554
	Stelco Holdings Inc.	583,342	20,254
	Barrick Gold Corp.	998,659	18,345
[2]	North West Co. Inc.	653,820	17,767
[2]	NFI Group Inc.	864,387	17,517
*	IAMGOLD Corp.	6,178,439	17,024
*,2	OceanaGold Corp.	9,065,289	16,921
*	Canfor Corp.	812,420	16,831
*,2	Aurora Cannabis Inc.	2,500,376	16,587
	Dye & Durham Ltd.	540,387	16,536
*	Turquoise Hill Resources Ltd.	1,299,648	16,466
*	BICO Group AB Class B	327,120	16,403
	Transcontinental Inc. Class A	1,003,593	15,894
[2]	Artis REIT	1,569,093	14,859
	Cascades Inc.	1,272,544	14,745
*	Celestica Inc.	1,425,322	14,051
[2]	Dream Office REIT	742,591	14,011
	Winpak Ltd.	436,945	13,674
*	Torex Gold Resources Inc.	1,173,205	13,641
[2]	Aecon Group Inc.	890,872	13,288
[2]	Mullen Group Ltd.	1,253,429	12,964
*,2	Cronos Group Inc.	2,465,666	12,791
		Shares	Market Value• ($000)
	Cogeco Communications Inc.	136,771	11,746
[2]	Westshore Terminals Investment Corp.	499,368	10,802
[2]	Martinrea International Inc.	1,127,769	10,470
*	Brookfield Asset Management Reinsurance Partners Ltd. Class A	127,803	7,873
[2]	First National Financial Corp.	171,977	5,788
*	Lightspeed Commerce Inc.	46,591	4,551
[2]	GFL Environmental Inc.	64,241	2,644
[2]	TFI International Inc.	1,080	120
*	Poseidon Concepts Corp.	320,721	—
			29,419,317
Chile (0.1%)
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,735,907	94,275
	Banco de Chile	598,083,107	51,905
	Empresas COPEC SA	6,509,379	51,211
	Empresas CMPC SA	15,930,062	29,393
	Falabella SA	10,573,396	29,239
	Enel Americas SA	254,473,701	28,935
	Cencosud SA	18,146,497	26,545
	Banco Santander Chile	512,039,164	22,408
	Banco de Credito e Inversiones SA	615,382	20,723
	Cia Sud Americana de Vapores SA	252,107,296	16,378
	Cia Cervecerias Unidas SA	1,786,541	14,968
	Banco Santander Chile ADR	830,950	14,724
	Enel Chile SA	327,583,698	13,421
	Embotelladora Andina SA Preference Shares Class B	5,133,588	10,602
	CAP SA	1,025,494	10,150
*	Itau CorpBanca Chile SA	3,650,800,217	8,100
*	Parque Arauco SA	7,494,584	7,398

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Aguas Andinas SA Class A	33,602,903	6,402
	Colbun SA	90,408,077	6,235
	Cencosud Shopping SA	5,738,970	5,554
	Empresa Nacional de Telecomunicaciones SA	1,609,421	5,518
	Vina Concha y Toro SA	3,660,289	5,323
	AES Andes SA	38,807,945	3,988
	Engie Energia Chile SA	5,050,010	2,936
*	Latam Airlines Group SA	1,964,838	2,868
	Plaza SA	2,755,300	2,750
	Inversiones Aguas Metropolitanas SA	4,889,284	2,298
	SMU SA	19,956,014	1,987
	SONDA SA	5,526,181	1,867
	Sociedad Quimica y Minera de Chile SA ADR	22,346	1,227
	Salfacorp SA	3,438,667	1,165
	Inversiones La Construccion SA	300,994	1,086
*	Latam Airlines Group SA ADR	610,333	934
*	Ripley Corp. SA	4,666,733	789
[2]	Enel Chile SA ADR	352,779	765
			504,067
China (8.9%)
	Tencent Holdings Ltd.	77,583,949	4,719,416
*	Alibaba Group Holding Ltd.	184,121,030	3,786,018
*,3	Meituan Class B	50,327,772	1,712,586
	China Construction Bank Corp. Class H	1,205,427,725	820,391
*	NIO Inc. ADR	16,746,519	659,980
*	JD.com Inc. Class A	16,477,831	645,058
*,3	Wuxi Biologics Cayman Inc.	42,404,161	642,294
*	Baidu Inc. ADR	3,507,196	569,007
	Industrial & Commercial Bank of China Ltd. Class H	1,036,454,740	568,145
		Shares	Market Value• ($000)
	Ping An Insurance Group Co. of China Ltd. Class H	78,536,137	562,533
*,3	Xiaomi Corp. Class B	170,801,448	466,895
	China Merchants Bank Co. Ltd. Class H	51,383,391	430,600
*	Pinduoduo Inc. ADR	4,797,143	426,562
	BYD Co. Ltd. Class H	10,316,580	394,584
	NetEase Inc.	18,916,508	366,937
	Bank of China Ltd. Class H	1,013,961,254	358,843
	Li Ning Co. Ltd.	28,435,540	313,788
	Kweichow Moutai Co. Ltd. Class A	1,084,891	309,583
*	XPeng Inc. Class A ADR	6,105,714	284,709
*,3	Kuaishou Technology	20,160,162	263,723
*	China Mengniu Dairy Co. Ltd.	39,756,763	252,955
	Geely Automobile Holdings Ltd.	68,386,262	237,344
*,2	Bilibili Inc. ADR	3,201,691	234,684
	ANTA Sports Products Ltd.	14,599,771	226,205
	Sunny Optical Technology Group Co. Ltd.	8,418,728	225,904
	Shenzhou International Group Holdings Ltd.	9,781,185	210,728
*	Trip.com Group Ltd. ADR	6,758,716	193,029
	Great Wall Motor Co. Ltd. Class H	42,825,785	192,697
	Country Garden Services Holdings Co. Ltd.	22,650,628	174,375
	China Life Insurance Co. Ltd. Class H	99,683,954	173,178
	ENN Energy Holdings Ltd.	9,818,941	169,165
	China Petroleum & Chemical Corp. Class H	345,064,764	168,127
	China Resources Beer Holdings Co. Ltd.	20,304,199	167,648
*	Li Auto Inc. ADR	5,134,143	167,527
*,3	Innovent Biologics Inc.	16,951,802	151,725

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Agricultural Bank of China Ltd. Class H	429,731,867	146,026
	China Resources Land Ltd.	35,502,606	137,944
	PetroChina Co. Ltd. Class H	269,028,049	129,711
*	Huazhu Group Ltd. ADR (XNGS)	2,796,431	129,643
	China Merchants Bank Co. Ltd. Class A (XSSC)	15,196,529	128,003
[3]	Longfor Group Holdings Ltd.	23,764,783	114,972
	Xinyi Solar Holdings Ltd.	54,520,701	113,254
	CSPC Pharmaceutical Group Ltd.	108,155,028	112,860
	Wuliangye Yibin Co. Ltd. Class A	3,337,973	112,795
*	Kingdee International Software Group Co. Ltd.	33,226,916	109,329
	China Pacific Insurance Group Co. Ltd. Class H	35,699,876	109,166
	Haier Smart Home Co. Ltd. Class H	29,281,501	109,035
	China Overseas Land & Investment Ltd.	49,323,888	108,787
	Zijin Mining Group Co. Ltd. Class H	77,855,005	108,269
[3]	Smoore International Holdings Ltd.	22,746,893	108,166
	China Conch Venture Holdings Ltd.	21,195,581	102,997
	China Longyuan Power Group Corp. Ltd. Class H	43,444,738	101,619
	China Shenhua Energy Co. Ltd. Class H	46,738,710	100,502
	China Gas Holdings Ltd.	38,884,001	97,055
[3]	WuXi AppTec Co. Ltd. Class H	4,473,458	95,514
	Country Garden Holdings Co. Ltd.	98,294,407	92,496
		Shares	Market Value• ($000)
	Sino Biopharmaceutical Ltd.	124,911,982	92,108
[3]	Postal Savings Bank of China Co. Ltd. Class H	121,210,699	88,095
*	GDS Holdings Ltd. ADR	1,466,292	87,098
*,3	JD Health International Inc.	9,413,736	82,638
	PICC Property & Casualty Co. Ltd. Class H	86,820,036	80,825
	Anhui Conch Cement Co. Ltd. Class H	16,254,486	80,377
*	Zai Lab Ltd. ADR	754,064	78,724
[3]	China Tower Corp. Ltd. Class H	602,328,158	78,061
*	Alibaba Health Information Technology Ltd.	60,816,153	76,153
	CITIC Securities Co. Ltd. Class H	29,860,976	75,816
	Zhongsheng Group Holdings Ltd.	8,297,677	74,815
	BYD Co. Ltd. Class A (XSEC)	1,485,874	72,623
	Contemporary Amperex Technology Co. Ltd. Class A	715,010	71,624
	LONGi Green Energy Technology Co. Ltd. Class A	4,617,620	70,405
	China Tourism Group Duty Free Corp. Ltd. Class A	1,675,992	70,195
	Sunac China Holdings Ltd.	32,014,073	68,463
	Bank of Communications Co. Ltd. Class H	111,609,744	66,395
	CITIC Ltd.	63,409,633	63,524
	China Resources Power Holdings Co. Ltd.	24,535,482	63,503
	China National Building Material Co. Ltd. Class H	50,315,002	63,059
*	Vipshop Holdings Ltd. ADR	5,641,577	62,960
	China Resources Gas Group Ltd.	11,558,944	62,041

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Ping An Insurance Group Co. of China Ltd. Class A	7,851,047	60,645
*,2	COSCO SHIPPING Holdings Co. Ltd. Class H	39,011,824	60,426
	China Vanke Co. Ltd. Class H	25,833,784	60,359
*	Tencent Music Entertainment Group ADR	7,503,208	58,975
*,1	GCL-Poly Energy Holdings Ltd.	230,627,746	58,691
	Ganfeng Lithium Co. Ltd. Class A	2,222,465	58,189
	Tsingtao Brewery Co. Ltd.	6,598,701	57,421
*	Daqo New Energy Corp. ADR	711,751	55,367
*	Genscript Biotech Corp.	12,352,779	54,660
*	KE Holdings Inc. ADR	2,983,351	54,357
[3]	China International Capital Corp. Ltd. Class H	21,579,707	53,426
	Industrial Bank Co. Ltd. Class A	17,765,979	51,705
	China CITIC Bank Corp. Ltd. Class H	117,187,129	51,404
	Ping An Bank Co. Ltd. Class A	16,546,213	50,400
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	29,574,797	50,376
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	1,057,478	49,816
	Hengan International Group Co. Ltd.	9,263,654	48,411
	Guangdong Investment Ltd.	38,197,989	48,029
	Kingsoft Corp. Ltd.	11,210,215	47,835
	Weichai Power Co. Ltd. Class H	26,510,193	47,452
*	Chinasoft International Ltd.	28,371,488	47,373
		Shares	Market Value• ($000)
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	8,104,469	46,663
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	781,010	45,765
*	RLX Technology Inc. ADR	9,358,415	45,482
*	Lufax Holding Ltd. ADR	7,172,169	45,256
	Luzhou Laojiao Co. Ltd. Class A	1,250,361	44,604
	Hangzhou Tigermed Consulting Co. Ltd. Class A	1,670,280	44,465
	East Money Information Co. Ltd. Class A	8,591,172	44,180
	Wanhua Chemical Group Co. Ltd. Class A	2,673,283	44,174
	Agricultural Bank of China Ltd. Class A (XSSC)	95,890,500	44,033
	Kunlun Energy Co. Ltd.	46,976,002	42,785
	Guangzhou Automobile Group Co. Ltd. Class H	45,264,495	42,728
[3]	CGN Power Co. Ltd. Class H	155,292,706	41,804
	Haitong Securities Co. Ltd. Class H	46,613,032	41,468
	Kingboard Holdings Ltd.	9,514,257	41,461
	Pharmaron Beijing Co. Ltd. Class A	1,387,882	41,386
	Jiangsu Hengrui Medicine Co. Ltd. Class A	5,378,278	41,316
	Industrial & Commercial Bank of China Ltd. Class A (XSSC)	54,925,898	40,100
	China Yangtze Power Co. Ltd. Class A	11,982,600	39,822
[2]	Yanzhou Coal Mining Co. Ltd. Class H	26,711,751	39,620

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Minsheng Banking Corp. Ltd. Class H	98,989,678	39,249
*,3	Weimob Inc.	25,518,271	38,976
[3]	China Resources Mixc Lifestyle Services Ltd.	7,404,099	38,948
	ZTO Express Cayman Inc. ADR	1,327,241	38,928
*	New Oriental Education & Technology Group Inc. ADR	18,963,489	38,875
	Sinopharm Group Co. Ltd. Class H	16,355,590	38,837
	Muyuan Foods Co. Ltd. Class A	4,270,553	38,187
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	1,281,947	37,192
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	7,777,957	36,613
	Shanghai Pudong Development Bank Co. Ltd. Class A	26,065,772	36,406
	New China Life Insurance Co. Ltd. Class H	12,574,616	36,276
	Luxshare Precision Industry Co. Ltd. Class A	5,982,902	36,181
	GF Securities Co. Ltd. Class H	21,180,487	35,925
*	Yihai International Holding Ltd.	6,082,056	35,626
*,3	China Literature Ltd.	5,109,026	35,449
*	Aluminum Corp. of China Ltd. Class H	58,537,872	35,228
[3]	Huatai Securities Co. Ltd. Class H	23,405,918	34,807
	Aier Eye Hospital Group Co. Ltd. Class A	4,581,201	34,647
*	360 DigiTech Inc. ADR	1,691,282	34,519
	Dongfeng Motor Group Co. Ltd. Class H	37,041,425	34,499
	Tongwei Co. Ltd. Class A	3,857,584	34,444
	JOYY Inc. ADR	679,298	34,230
		Shares	Market Value• ($000)
*,3	Akeso Inc.	6,119,948	34,118
*,3	Pop Mart International Group Ltd.	5,781,385	34,102
[2,3]	Haidilao International Holding Ltd.	12,167,644	33,927
	Fosun International Ltd.	28,829,298	33,777
	CITIC Securities Co. Ltd. Class A (XSSC)	8,342,412	33,725
	ZTE Corp. Class H	11,068,633	33,226
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	4,952,878	33,205
	China Molybdenum Co. Ltd. Class H	53,599,464	33,135
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	512,856	32,970
*,2	DiDi Global Inc. ADR	4,067,831	32,827
[3]	Hygeia Healthcare Holdings Co. Ltd.	3,737,911	32,814
*	iQIYI Inc. ADR	3,961,045	32,797
	People's Insurance Co. Group of China Ltd. Class H	104,553,481	32,613
	Sungrow Power Supply Co. Ltd. Class A	1,264,308	32,497
*	Weibo Corp. ADR	717,878	32,290
	China Everbright Environment Group Ltd.	46,337,184	31,832
	China Hongqiao Group Ltd.	28,626,574	31,806
*,3	Hua Hong Semiconductor Ltd.	6,324,115	31,736
[2]	Dongyue Group Ltd.	13,591,172	31,621
*	Zhuzhou CRRC Times Electric Co. Ltd.	6,561,909	31,356
	Bank of Ningbo Co. Ltd. Class A	5,124,857	30,552
	Yunnan Energy New Material Co. Ltd.	668,180	30,473

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Merchants Port Holdings Co. Ltd.	18,125,361	30,218
	BYD Electronic International Co. Ltd.	10,113,086	30,022
*	COSCO SHIPPING Holdings Co. Ltd. Class A	11,597,236	29,934
	China Power International Development Ltd.	59,297,240	29,790
	China Meidong Auto Holdings Ltd.	5,608,780	28,974
	China Taiping Insurance Holdings Co. Ltd.	19,008,974	28,926
	NARI Technology Co. Ltd. Class A	4,734,379	28,827
	Jiangxi Copper Co. Ltd. Class H	16,491,348	28,799
	Autohome Inc. ADR	731,683	28,792
	Shanghai Baosight Software Co. Ltd. Class B	7,200,540	28,786
	Yangzijiang Shipbuilding Holdings Ltd.	27,256,588	28,776
[2]	Huaneng Power International Inc. Class H	55,360,930	28,653
	Shimao Group Holdings Ltd.	18,252,207	28,632
	Eve Energy Co. Ltd. Class A	1,597,758	28,321
[3]	Topsports International Holdings Ltd.	23,102,347	28,066
*,3	Evergrande Property Services Group Ltd.	54,431,000	27,731
	Beijing Enterprises Water Group Ltd.	71,818,698	27,452
[3]	Hansoh Pharmaceutical Group Co. Ltd.	12,312,410	27,372
	China Medical System Holdings Ltd.	16,147,498	27,341
		Shares	Market Value• ($000)
*,2	Kingsoft Cloud Holdings Ltd. ADR	1,182,188	27,155
*,2	JinkoSolar Holding Co. Ltd. ADR	453,258	27,114
	China Galaxy Securities Co. Ltd. Class H	48,631,053	27,077
	Far East Horizon Ltd.	28,207,465	26,894
	Bosideng International Holdings Ltd.	34,420,200	26,671
	China State Construction Engineering Corp. Ltd. Class A	36,357,238	26,451
*,3	Jinxin Fertility Group Ltd.	18,731,290	26,419
	Beijing Enterprises Holdings Ltd.	6,840,029	26,292
	SAIC Motor Corp. Ltd. Class A	8,148,576	25,859
	Nine Dragons Paper Holdings Ltd.	20,422,026	25,681
	Sany Heavy Industry Co. Ltd. Class A	7,091,965	25,432
	Chongqing Zhifei Biological Products Co. Ltd. Class A	1,081,316	25,421
[2]	Flat Glass Group Co. Ltd. Class H	4,702,298	25,207
	CIFI Holdings Group Co. Ltd.	45,376,375	25,187
	China Oilfield Services Ltd. Class H	26,061,615	24,924
*	Tongcheng-Elong Holdings Ltd.	11,169,407	24,893
	Hello Group Inc. ADR	1,980,415	24,656
*,2,3	CanSino Biologics Inc. Class H	958,977	24,525
	NAURA Technology Group Co. Ltd. Class A	422,102	24,483
*	Canadian Solar Inc.	588,959	24,471

Total International Stock Index Fund
		Shares	Market Value• ($000)
	China Northern Rare Earth Group High-Tech Co. Ltd. Class A	3,083,300	24,454
	China Resources Cement Holdings Ltd.	29,057,675	24,435
*	Vnet Group Inc. ADR	1,535,893	24,083
*,2,3	Ping An Healthcare & Technology Co. Ltd.	4,970,240	24,027
	China State Construction International Holdings Ltd.	23,335,999	23,909
	Shandong Gold Mining Co. Ltd. Class A (XSSC)	7,689,985	23,863
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	1,297,953	23,767
*	Ming Yuan Cloud Group Holdings Ltd.	7,283,655	23,676
*	TAL Education Group ADR	5,717,384	23,384
	China Jinmao Holdings Group Ltd.	79,838,948	23,325
	Hopson Development Holdings Ltd.	8,590,780	23,312
	CRRC Corp. Ltd. Class H	50,816,429	22,945
	TravelSky Technology Ltd. Class H	12,244,887	22,879
	Xinjiang Goldwind Science & Technology Co. Ltd. Class H	10,134,211	22,663
	Shenzhen Inovance Technology Co. Ltd. Class A	2,220,014	22,619
	Haier Smart Home Co. Ltd. Class A (XSSC)	5,269,794	22,392
	Anhui Gujing Distillery Co. Ltd. Class B	1,725,480	22,247
[3]	China Merchants Securities Co. Ltd. Class H	13,958,668	22,054
	BOE Technology Group Co. Ltd. Class A (XSEC)	28,439,700	21,850
		Shares	Market Value• ($000)
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	848,226	21,829
	SF Holding Co. Ltd. Class A	2,161,355	21,794
	Haitian International Holdings Ltd.	7,472,818	21,780
[3]	Yadea Group Holdings Ltd.	12,548,227	21,560
	Shenwan Hongyuan Group Co. Ltd. Class A	26,797,232	21,474
	Zijin Mining Group Co. Ltd. Class A (XSSC)	13,096,567	21,383
	Will Semiconductor Co. Ltd. Shanghai Class A	514,631	21,382
	Bank of China Ltd. Class A (XSSC)	44,840,600	21,361
	Kingboard Laminates Holdings Ltd.	13,566,510	21,267
	China Railway Group Ltd. Class H	43,382,817	21,192
*	51job Inc. ADR	355,428	21,169
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	11,488,771	21,027
	AECC Aviation Power Co. Ltd. Class A	2,250,606	20,796
	Tianjin Zhonghuan Semiconductor Co. Ltd. Class A	2,529,600	20,748
*	Seazen Group Ltd.	26,117,700	20,661
*	I-Mab ADR	332,785	20,563
	AviChina Industry & Technology Co. Ltd. Class H	31,930,780	20,316
[3]	Jiumaojiu International Holdings Ltd.	8,059,660	20,176
	COSCO SHIPPING Ports Ltd.	23,937,067	19,925
*	Air China Ltd. Class H	28,251,971	19,876

Total International Stock Index Fund
		Shares	Market Value• ($000)
	JA Solar Technology Co. Ltd. Class A	1,382,585	19,727
	CRRC Corp. Ltd. Class A	21,261,800	19,724
	China Vanke Co. Ltd. Class A (XSEC)	6,934,038	19,715
	Iflytek Co. Ltd. Class A	2,217,750	19,597
	Sanan Optoelectronics Co. Ltd. Class A	3,728,600	19,589
	China Cinda Asset Management Co. Ltd. Class H	117,008,435	19,534
	GoerTek Inc. Class A	2,866,186	19,467
	China Lesso Group Holdings Ltd.	12,556,805	19,409
	China Yongda Automobiles Services Holdings Ltd.	12,187,716	19,392
	China Everbright Bank Co. Ltd. Class A (XSSC)	36,061,209	19,385
	Poly Developments & Holdings Group Co. Ltd. Class A	9,869,825	19,371
	Beijing Kingsoft Office Software Inc. Class A	410,515	19,017
[2]	Xtep International Holdings Ltd.	14,474,822	18,930
*,1,3	China Huarong Asset Management Co. Ltd. Class H	144,131,660	18,895
	Great Wall Motor Co. Ltd. Class A	1,761,864	18,792
*,3	InnoCare Pharma Ltd.	7,824,009	18,762
	China Merchants Securities Co. Ltd. Class A (XSSC)	6,822,222	18,312
*	Noah Holdings Ltd. ADR	429,010	18,237
*	Alibaba Pictures Group Ltd.	170,219,081	18,083
	China Communications Services Corp. Ltd. Class H	32,440,404	17,934
		Shares	Market Value• ($000)
	China Suntien Green Energy Corp. Ltd. Class H	22,480,729	17,867
	Baoshan Iron & Steel Co. Ltd. Class A	16,016,144	17,826
	Wingtech Technology Co. Ltd. Class A	1,033,046	17,730
*,2	GOME Retail Holdings Ltd.	174,435,715	17,682
	Zhejiang Huayou Cobalt Co. Ltd. Class A	1,016,750	17,634
	China Education Group Holdings Ltd.	10,272,970	17,560
	Zhejiang Expressway Co. Ltd. Class H	19,520,141	17,317
	China Pacific Insurance Group Co. Ltd. Class A (XSSC)	4,052,072	17,309
[3]	Guotai Junan Securities Co. Ltd. Class H	12,320,500	16,820
*	Dada Nexus Ltd. ADR	819,995	16,654
	Shenzhen Transsion Holdings Co. Ltd. Class A	673,809	16,578
	China Railway Group Ltd. Class A (XSSC)	20,176,600	16,548
*,3	Venus MedTech Hangzhou Inc. Class H	3,567,634	16,511
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	581,481	16,167
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	507,774	16,075
	China Overseas Property Holdings Ltd.	17,874,274	16,058
	China Traditional Chinese Medicine Holdings Co. Ltd.	33,583,027	15,980
*,2,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	4,376,350	15,919

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yonyou Network Technology Co. Ltd. Class A	3,187,585	15,822
*,3	Alphamab Oncology	7,693,090	15,784
*,2,3	Yidu Tech Inc.	4,944,298	15,776
	Jiangsu Expressway Co. Ltd. Class H	16,433,869	15,583
*,2	XD Inc.	2,738,425	15,501
	Yuexiu Property Co. Ltd.	17,497,127	15,375
	China Life Insurance Co. Ltd. Class A	3,308,778	15,349
	Agile Group Holdings Ltd.	19,482,646	15,273
*	Beijing Capital International Airport Co. Ltd. Class H	23,350,097	15,184
*,2,3	Kintor Pharmaceutical Ltd.	3,039,000	15,165
	China Coal Energy Co. Ltd. Class H	24,838,306	15,154
	China United Network Communications Ltd. Class A	23,733,000	15,112
*	Hollysys Automation Technologies Ltd.	756,532	15,093
[3]	A-Living Smart City Services Co. Ltd.	4,531,614	15,043
[3]	Dali Foods Group Co. Ltd.	26,973,041	15,018
*,3	3SBio Inc.	16,316,158	14,917
	Changchun High & New Technology Industry Group Inc. Class A	347,473	14,815
	Ecovacs Robotics Co. Ltd. Class A	550,240	14,753
	KWG Group Holdings Ltd.	16,854,041	14,692
	Shenzhen International Holdings Ltd.	12,201,377	14,689
	Greentown China Holdings Ltd.	10,644,764	14,666
		Shares	Market Value• ($000)
	Gigadevice Semiconductor Beijing Inc. Class A	549,874	14,581
	Anhui Conch Cement Co. Ltd. Class A (XSSC)	2,456,800	14,574
*	Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	33,140,585	14,567
	Focus Media Information Technology Co. Ltd. Class A	12,698,972	14,552
	China Grand Pharmaceutical & Healthcare Holdings Ltd.	18,157,148	14,539
	Bank of Shanghai Co. Ltd. Class A	12,760,260	14,539
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	19,894,708	14,330
	China Everbright Bank Co. Ltd. Class H	40,467,173	14,231
	Imeik Technology Development Co. Ltd. Class A	146,200	14,230
	Chongqing Changan Automobile Co. Ltd. Class B	21,964,663	14,196
	TBEA Co. Ltd. Class A	3,341,407	14,146
	Logan Group Co. Ltd.	14,115,195	14,139
	Sany Heavy Equipment International Holdings Co. Ltd.	12,187,918	13,869
	Guangdong Haid Group Co. Ltd. Class A	1,349,758	13,828
	China Everbright Ltd.	12,271,509	13,799
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	15,397,420	13,694
[3]	Sunac Services Holdings Ltd.	6,760,977	13,644
	Lens Technology Co. Ltd. Class A	4,096,900	13,632
*,3	Remegen Co. Ltd. Class H	1,091,864	13,583

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CIFI Ever Sunshine Services Group Ltd.	7,587,752	13,540
	MINISO Group Holding Ltd. ADR	892,329	13,394
	GF Securities Co. Ltd. Class A (XSEC)	4,225,568	13,298
*	Niu Technologies ADR	507,131	13,277
	CGN New Energy Holdings Co. Ltd.	14,167,140	13,260
*	China Southern Airlines Co. Ltd. Class H	21,674,639	13,181
	Inner Mongolia Yitai Coal Co. Ltd. Class B	15,120,466	13,112
	Yunnan Baiyao Group Co. Ltd. Class A	935,797	13,101
*	Shanghai International Airport Co. Ltd. Class A	1,575,552	13,029
*,2	Canaan Inc. ADR	1,517,087	13,001
*,3	Peijia Medical Ltd.	5,321,915	12,968
	China CSSC Holdings Ltd. Class A	3,688,164	12,960
	Citic Pacific Special Steel Group Co. Ltd. Class A	4,343,547	12,944
	China Minsheng Banking Corp. Ltd. Class A (XSSC)	21,228,200	12,893
[2]	Guangzhou R&F Properties Co. Ltd. Class H	20,597,108	12,885
*	Lifetech Scientific Corp.	27,730,117	12,879
	Bank of Nanjing Co. Ltd. Class A	8,487,248	12,864
	Hundsun Technologies Inc. Class A	1,309,347	12,856
	Jiangsu Hengli Hydraulic Co. Ltd. Class A	995,152	12,761
	Maxscend Microelectronics Co. Ltd. Class A	263,941	12,760
		Shares	Market Value• ($000)
	China National Nuclear Power Co. Ltd. Class A	11,867,531	12,719
	Guotai Junan Securities Co. Ltd. Class A (XSSC)	4,641,900	12,711
*	China Eastern Airlines Corp. Ltd. Class H	32,302,603	12,674
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	1,056,725	12,634
	Chongqing Changan Automobile Co. Ltd. Class A (XSEC)	4,128,529	12,627
*	Advanced Micro-Fabrication Equipment Inc. China Class A	516,474	12,621
	Bank of Communications Co. Ltd. Class A (XSSC)	17,849,791	12,603
*	Baozun Inc. Class A	2,170,731	12,530
	Huaxia Bank Co. Ltd. Class A	14,236,134	12,520
	China International Marine Containers Group Co. Ltd. Class H	6,297,912	12,478
	Bank of Beijing Co. Ltd. Class A	17,982,114	12,446
	WuXi AppTec Co. Ltd. Class A (XSSC)	576,037	12,414
	Sun Art Retail Group Ltd.	21,159,696	12,405
	China Datang Corp. Renewable Power Co. Ltd. Class H	29,146,000	12,331
	Sinotruk Hong Kong Ltd.	8,892,083	12,274
	Lao Feng Xiang Co. Ltd. Class B	3,471,953	12,247
*	Skyworth Group Ltd.	21,972,330	12,241
	China Water Affairs Group Ltd.	11,826,254	12,155

Total International Stock Index Fund
		Shares	Market Value• ($000)
[3]	CSC Financial Co. Ltd. Class H	11,484,096	12,140
	China Shenhua Energy Co. Ltd. Class A (XSSC)	3,861,366	12,020
	Jiangsu Eastern Shenghong Co. Ltd. Class A	2,826,424	12,017
	Orient Securities Co. Ltd. Class A (XSSC)	5,578,840	12,006
	China Petroleum & Chemical Corp. Class A	18,061,016	12,000
	ZTE Corp. Class A (XSEC)	2,345,564	11,944
	Chongqing Rural Commercial Bank Co. Ltd. Class H	33,132,373	11,918
	Shaanxi Coal Industry Co. Ltd. Class A	6,074,110	11,903
	FinVolution Group ADR	1,940,561	11,876
	Henan Shuanghui Investment & Development Co. Ltd. Class A	2,548,180	11,742
	Haitong Securities Co. Ltd. Class A (XSSC)	6,049,200	11,673
	Hoshine Silicon Industry Co. Ltd. Class A	450,880	11,600
	Greentown Service Group Co. Ltd.	11,656,406	11,539
[3]	Legend Holdings Corp. Class H	6,544,655	11,503
	Sinopec Shanghai Petrochemical Co. Ltd. Class H	48,972,159	11,427
*	Hainan Meilan International Airport Co. Ltd.	2,806,686	11,357
	Xinyi Energy Holdings Ltd.	19,188,625	11,314
*,3	Zhou Hei Ya International Holdings Co. Ltd.	12,551,004	11,283
	Walvax Biotechnology Co. Ltd. Class A	1,303,265	11,258
	Shougang Fushan Resources Group Ltd.	42,466,095	11,217
		Shares	Market Value• ($000)
*,3	Shanghai Junshi Biosciences Co. Ltd. Class H	2,231,313	11,215
[3]	China Resources Pharmaceutical Group Ltd.	23,310,581	11,213
*	Baidu Inc. Class A	548,626	11,211
	Angang Steel Co. Ltd. Class H	20,840,576	11,202
	China Construction Bank Corp. Class A (XSSC)	12,069,701	11,186
	Bank of Hangzhou Co. Ltd. Class A	4,986,704	11,123
	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	2,995,517	11,103
	Power Construction Corp. of China Ltd. Class A	8,599,909	11,066
	Wuxi Shangji Automation Co. Ltd. Class A	235,600	11,032
	Fuyao Glass Industry Group Co. Ltd. Class A (XSSC)	1,426,900	11,022
	Huayu Automotive Systems Co. Ltd. Class A	2,614,305	10,956
	Hangzhou Silan Microelectronics Co. Ltd. Class A	1,133,928	10,935
	Huatai Securities Co. Ltd. Class A (XSSC)	4,413,600	10,933
	Sihuan Pharmaceutical Holdings Group Ltd.	52,038,627	10,921
	Weichai Power Co. Ltd. Class A (XSEC)	4,592,800	10,843
	TCL Technology Group Corp. Class A	11,392,600	10,800
*	XPeng Inc. Class A	460,809	10,693
	Jinke Smart Services Group Co. Ltd. Class H	1,977,856	10,680
*	Topchoice Medical Corp. Class A	286,179	10,648

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,3	Luye Pharma Group Ltd.	22,252,284	10,605
	Sunwoda Electronic Co. Ltd. Class A	1,375,504	10,595
	Flat Glass Group Co. Ltd. Class A	1,214,265	10,441
	Seazen Holdings Co. Ltd. Class A	1,947,135	10,402
*	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	3,794,072	10,392
	Wuxi Lead Intelligent Equipment Co. Ltd. Class A	811,737	10,343
*	Chongqing Brewery Co. Ltd. Class A	440,789	10,341
	China Risun Group Ltd.	16,882,000	10,290
*	COFCO Joycome Foods Ltd.	26,408,315	10,221
*	China Southern Airlines Co. Ltd. Class A	9,950,500	10,198
	Anhui Gujing Distillery Co. Ltd. Class A	286,337	10,176
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	568,438	10,164
	Suzhou Maxwell Technologies Co. Ltd. Class A	84,732	10,152
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A (XSSC)	1,291,799	10,116
	Hangzhou First Applied Material Co. Ltd. Class A	447,960	10,053
	Fu Shou Yuan International Group Ltd.	11,701,144	10,046
	SG Micro Corp. Class A	198,411	10,045
[2]	Tiangong International Co. Ltd.	16,689,917	10,041
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	1,056,700	10,035
*	Ausnutria Dairy Corp. Ltd.	7,999,306	10,007
		Shares	Market Value• ($000)
	Sinoma Science & Technology Co. Ltd. Class A	1,690,372	9,987
[2,3]	Blue Moon Group Holdings Ltd.	11,050,212	9,961
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	6,061,700	9,886
	Montage Technology Co. Ltd. Class A	970,014	9,885
[2]	Tianneng Power International Ltd.	8,623,940	9,848
	Metallurgical Corp. of China Ltd. Class A (XSSC)	15,578,494	9,848
	China Jushi Co. Ltd. Class A	3,294,388	9,842
	CIMC Enric Holdings Ltd.	7,643,940	9,829
[2]	Zhaojin Mining Industry Co. Ltd. Class H	13,764,712	9,800
	Zhejiang Chint Electrics Co. Ltd. Class A	1,037,002	9,785
	Mango Excellent Media Co. Ltd. Class A	1,587,099	9,735
	Ginlong Technologies Co. Ltd. Class A	223,040	9,734
	Hangzhou Steam Turbine Co. Ltd. Class B	4,749,933	9,716
*	Brilliance China Automotive Holdings Ltd.	17,741,481	9,701
*	Gotion High-tech Co. Ltd. Class A	1,050,100	9,671
	Shenzhen Investment Ltd.	39,337,394	9,649
*,2,3	China Logistics Property Holdings Co. Ltd.	17,845,320	9,585
[2]	Poly Property Services Co. Ltd.	1,709,338	9,542
	SDIC Power Holdings Co. Ltd. Class A	5,773,546	9,515

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Asymchem Laboratories Tianjin Co. Ltd. Class A	152,640	9,492
*,2	EHang Holdings Ltd. ADR	392,847	9,479
*,2	Differ Group Holding Co. Ltd.	39,230,000	9,463
[3]	BAIC Motor Corp. Ltd. Class H	28,315,618	9,380
	Sinopec Engineering Group Co. Ltd. Class H	17,792,468	9,378
	ZTO Express Cayman Inc.	312,724	9,276
	JiuGui Liquor Co. Ltd. Class A	275,000	9,202
	Zhejiang NHU Co. Ltd. Class A	2,160,350	9,156
	New China Life Insurance Co. Ltd. Class A (XSSC)	1,499,391	9,151
	Shanghai Industrial Holdings Ltd.	6,108,605	9,115
	Everbright Securities Co. Ltd. Class A (XSSC)	3,795,300	9,026
	Hengli Petrochemical Co. Ltd. Class A	2,617,220	9,025
	Thunder Software Technology Co. Ltd. Class A	423,828	9,016
	Founder Securities Co. Ltd. Class A	7,050,700	8,991
	Suzhou TA&A Ultra Clean Technology Co. Ltd. Class A	537,441	8,948
	Huaxin Cement Co. Ltd. Class B	4,980,263	8,848
	C&D International Investment Group Ltd.	4,747,067	8,836
	Chaozhou Three-Circle Group Co. Ltd. Class A	1,412,400	8,834
	Fire Rock Holdings Ltd.	27,798,300	8,769
	LB Group Co. Ltd. Class A	1,970,200	8,758
	Ovctek China Inc. Class A	820,104	8,731
		Shares	Market Value• ($000)
[2]	SSY Group Ltd.	18,359,409	8,721
	NetDragon Websoft Holdings Ltd.	3,974,616	8,705
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	1,780,446	8,659
*	Zhejiang Yongtai Technology Co. Ltd. Class A	772,264	8,657
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	3,420,565	8,648
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	1,111,200	8,638
	Industrial Securities Co. Ltd. Class A	6,020,700	8,586
	COSCO SHIPPING Development Co. Ltd. Class H	44,180,735	8,585
*,2	HUYA Inc. ADR	1,036,799	8,523
	Tsingtao Brewery Co. Ltd. Class A (XSSC)	522,758	8,520
	China Oriental Group Co. Ltd.	30,177,634	8,493
	Shanghai Electric Group Co. Ltd. Class H	30,024,808	8,459
	Shenzhen Expressway Co. Ltd. Class H	8,959,005	8,444
	China CITIC Bank Corp. Ltd. Class A (XSSC)	11,865,084	8,416
*	Genetron Holdings Ltd. ADR	610,122	8,401
	China Overseas Grand Oceans Group Ltd.	17,464,819	8,374
	Yealink Network Technology Corp. Ltd. Class A	707,915	8,360
	Ming Yang Smart Energy Group Ltd. Class A	1,725,183	8,350
	Tianjin Guangyu Development Co. Ltd. Class A	3,178,190	8,314

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Satellite Chemical Co. Ltd. Class A	1,355,220	8,258
	Jiangsu King's Luck Brewery JSC Ltd. Class A	1,070,369	8,235
	Metallurgical Corp. of China Ltd. Class H	29,651,874	8,225
	China Reinsurance Group Corp. Class H	79,026,513	8,218
	Sichuan Swellfun Co. Ltd. Class A	411,620	8,122
	Sinotrans Ltd. Class H	24,685,965	8,115
	Sino-Ocean Group Holding Ltd.	37,308,706	8,108
	Huadong Medicine Co. Ltd. Class A	1,413,563	8,070
*	Zhejiang Century Huatong Group Co. Ltd. Class A	6,959,200	8,068
	China Zhenhua Group Science & Technology Co. Ltd. Class A	492,000	7,968
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	229,601	7,934
	Zhejiang Dahua Technology Co. Ltd. Class A	2,320,293	7,904
	CECEP Wind-Power Corp. Class A	6,825,144	7,867
	Hithink RoyalFlush Information Network Co. Ltd. Class A	446,131	7,862
*	New Hope Liuhe Co. Ltd. Class A	3,493,299	7,858
	China SCE Group Holdings Ltd.	25,028,345	7,806
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	218,360	7,802
	Digital China Holdings Ltd.	14,420,111	7,774
[3]	Ganfeng Lithium Co. Ltd. Class H	414,895	7,773
		Shares	Market Value• ($000)
	Yuexiu REIT	17,733,080	7,732
	Zhongyu Gas Holdings Ltd.	8,023,297	7,689
	Sichuan Chuantou Energy Co. Ltd. Class A	3,754,376	7,679
*,2	Li Auto Inc. Class A	455,181	7,676
[3]	China Railway Signal & Communication Corp. Ltd. Class H	21,875,304	7,674
*	LexinFintech Holdings Ltd. ADR	1,432,199	7,648
	CSG Holding Co. Ltd. Class B	17,537,213	7,637
[3]	Hope Education Group Co. Ltd.	42,653,194	7,607
	Q Technology Group Co. Ltd.	5,188,379	7,575
	StarPower Semiconductor Ltd. Class A	120,254	7,554
[3]	Orient Securities Co. Ltd. Class H	9,177,755	7,530
	China BlueChemical Ltd. Class H	22,280,021	7,450
	Huizhou Desay Sv Automotive Co. Ltd. Class A	444,919	7,444
[2]	China Evergrande Group	25,069,357	7,439
	Shanghai International Port Group Co. Ltd. Class A	8,408,900	7,430
*	Chengxin Lithium Group Co. Ltd. Class A	816,670	7,376
*	Guanghui Energy Co. Ltd. Class A	7,135,500	7,364
	GD Power Development Co. Ltd. Class A	16,858,870	7,341
	Dongfang Electric Corp. Ltd. Class A (XSSC)	2,578,100	7,320
	Shenzhen Capchem Technology Co. Ltd. Class A	324,735	7,281
	Times China Holdings Ltd.	10,685,559	7,271
*	Sohu.com Ltd. ADR	358,364	7,260

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hongfa Technology Co. Ltd. Class A	621,109	7,187
	Shenzhen Overseas Chinese Town Co. Ltd. Class A	7,313,566	7,159
[2]	Huadian Power International Corp. Ltd. Class H	19,318,025	7,135
*,3	China Renaissance Holdings Ltd.	2,951,300	7,132
	Yanlord Land Group Ltd.	8,555,602	7,113
	Hualan Biological Engineering Inc. Class A	1,526,255	7,089
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	393,957	7,071
	Zhongjin Gold Corp. Ltd. Class A	5,444,290	7,057
	Sichuan Road & Bridge Co. Ltd. Class A	3,753,350	7,046
[3]	Genertec Universal Medical Group Co. Ltd.	9,333,181	7,041
*	CMGE Technology Group Ltd.	18,026,000	7,030
	Xiamen Faratronic Co. Ltd. Class A	232,020	7,010
	AVIC Electromechanical Systems Co. Ltd. Class A	2,943,800	6,984
	KWG Living Group Holdings Ltd.	10,359,701	6,979
	Ingenic Semiconductor Co. Ltd. Class A	323,446	6,947
	China Baoan Group Co. Ltd. Class A	2,113,864	6,934
	Gemdale Properties & Investment Corp. Ltd.	70,818,776	6,893
	Concord New Energy Group Ltd.	64,901,231	6,844
		Shares	Market Value• ($000)
	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	15,458,204	6,831
[2]	China Aoyuan Group Ltd.	17,158,787	6,777
[2]	Zhenro Properties Group Ltd.	14,257,164	6,776
	Lonking Holdings Ltd.	23,158,026	6,758
	China National Chemical Engineering Co. Ltd. Class A	4,119,645	6,752
*,2,3	Ascentage Pharma Group International	1,815,828	6,742
	Beijing Roborock Technology Co. Ltd. Class A	47,751	6,742
	Beijing Jingneng Clean Energy Co. Ltd. Class H	22,257,730	6,728
*	Shanxi Meijin Energy Co. Ltd. Class A	3,805,900	6,721
	Shanghai Electric Group Co. Ltd. Class A (XSSC)	9,064,035	6,720
	Shandong Chenming Paper Holdings Ltd. Class B	14,771,945	6,672
	Angel Yeast Co. Ltd. Class A	762,500	6,631
	Shanghai Medicilon Inc. Class A	57,784	6,615
	Fu Jian Anjoy Foods Co. Ltd. Class A	208,657	6,593
	Livzon Pharmaceutical Group Inc. Class H	1,995,409	6,573
	JCET Group Co. Ltd. Class A	1,347,284	6,515
	Shandong Nanshan Aluminum Co. Ltd. Class A	9,627,935	6,508
	Guosen Securities Co. Ltd. Class A	3,629,510	6,469
	Rongsheng Petrochemical Co. Ltd. Class A	2,399,864	6,464
*	SOHO China Ltd.	25,371,205	6,444

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Wuhan Guide Infrared Co. Ltd. Class A	1,885,779	6,406
[3]	Viva Biotech Holdings	8,471,158	6,387
	YongXing Special Materials Technology Co. Ltd. Class A	381,100	6,381
	Shengyi Technology Co. Ltd. Class A	1,830,600	6,364
*	Fufeng Group Ltd.	18,337,759	6,348
[2,3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	847,582	6,344
	GEM Co. Ltd. Class A	3,720,520	6,328
	By-health Co. Ltd. Class A	1,585,200	6,310
*,2	Yeahka Ltd.	2,081,327	6,286
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	246,635	6,261
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	3,483,537	6,259
	Huafon Chemical Co. Ltd. Class A	3,361,005	6,253
	Huaneng Power International Inc. Class A (XSSC)	5,179,976	6,249
*	National Silicon Industry Group Co. Ltd. Class A	1,411,217	6,247
[2,3]	China Yuhua Education Corp. Ltd.	13,760,786	6,237
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	3,216,933	6,188
	BOE Technology Group Co. Ltd. Class B (XSHE)	14,446,955	6,185
*	Aluminum Corp. of China Ltd. Class A	6,429,000	6,183
	Shanghai Bairun Investment Holding Group Co. Ltd. Class A	621,857	6,180
	Gemdale Corp. Class A	3,889,884	6,169
		Shares	Market Value• ($000)
	Do-Fluoride New Materials Co. Ltd. Class A	629,700	6,125
	China Coal Energy Co. Ltd. Class A (XSSC)	5,591,454	6,120
*,3	CStone Pharmaceuticals	4,959,376	6,109
	Bafang Electric Suzhou Co. Ltd. Class A	163,100	6,083
	Datang International Power Generation Co. Ltd. Class H	33,565,794	6,066
	CECEP Solar Energy Co. Ltd. Class A	3,474,900	6,057
	Skshu Paint Co. Ltd. Class A	346,221	6,037
	Ningbo Tuopu Group Co. Ltd. Class A	736,587	5,998
	Zhuguang Holdings Group Co. Ltd.	27,194,993	5,972
[2]	Dongfang Electric Corp. Ltd. Class H	3,737,792	5,964
*	Lingyi iTech Guangdong Co. Class A	5,715,900	5,957
	Shanghai Yuyuan Tourist Mart Group Co. Ltd.	3,861,168	5,928
	Poly Property Group Co. Ltd.	23,986,084	5,917
*	DouYu International Holdings Ltd. ADR	1,878,388	5,917
	Apeloa Pharmaceutical Co. Ltd. Class A	1,088,400	5,908
	Songcheng Performance Development Co. Ltd. Class A	2,688,470	5,884
	Shenzhen Energy Group Co. Ltd. Class A	4,598,857	5,862
	Changjiang Securities Co. Ltd. Class A	5,169,432	5,847
*	Suning.com Co. Ltd. Class A	8,350,048	5,831

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Beijing New Building Materials plc Class A	1,322,235	5,827
	ENN Natural Gas Co. Ltd. Class A	2,012,163	5,793
[2]	Maanshan Iron & Steel Co. Ltd. Class H	13,540,000	5,758
[3]	Simcere Pharmaceutical Group Ltd.	5,528,000	5,757
*,2,3	Mobvista Inc.	5,913,000	5,736
	Hengyi Petrochemical Co. Ltd. Class A	3,349,140	5,732
	Shanxi Taigang Stainless Steel Co. Ltd. Class A	4,751,604	5,729
*	Hang Zhou Great Star Industrial Co. Ltd. Class A	1,140,500	5,711
	Inspur Electronic Information Industry Co. Ltd. Class A	1,157,552	5,619
*,2,3	China East Education Holdings Ltd.	5,922,127	5,619
	Zhejiang Juhua Co. Ltd. Class A	2,308,646	5,607
*,2	Zhihu Inc. ADR	678,433	5,604
	Red Avenue New Materials Group Co. Ltd. Class A	652,400	5,583
	Shanghai Electric Power Co. Ltd. Class A	3,206,308	5,548
*,3	Ocumension Therapeutics	2,551,000	5,541
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	6,899,200	5,526
*	Kuang-Chi Technologies Co. Ltd. Class A	1,718,000	5,511
	Proya Cosmetics Co. Ltd. Class A	175,232	5,500
*,3	Meitu Inc.	25,085,704	5,474
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A (XSEC)	4,815,979	5,469
		Shares	Market Value• ($000)
	Guangdong Kinlong Hardware Products Co. Ltd. Class A	262,300	5,444
	Dawning Information Industry Co. Ltd. Class A	1,267,900	5,441
	Shenzhen Kedali Industry Co. Ltd. Class A	200,605	5,438
	XCMG Construction Machinery Co. Ltd. Class A	5,679,100	5,434
	Shenzhen Senior Technology Material Co. Ltd. Class A	645,655	5,399
	Foxconn Industrial Internet Co. Ltd. Class A	3,041,592	5,396
	Tong Ren Tang Technologies Co. Ltd. Class H	7,596,181	5,390
	Tongkun Group Co. Ltd. Class A	1,726,860	5,388
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	655,665	5,367
	Yifeng Pharmacy Chain Co. Ltd. Class A	716,818	5,350
	Beijing Easpring Material Technology Co. Ltd. Class A	386,000	5,343
	Sailun Group Co. Ltd. Class A	2,556,164	5,334
[2,3]	Archosaur Games Inc.	4,486,676	5,333
*,2	Kaisa Group Holdings Ltd.	34,674,882	5,327
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	2,623,216	5,324
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	1,672,200	5,319
	China National Software & Service Co. Ltd. Class A	663,200	5,317

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yantai Eddie Precision Machinery Co. Ltd. Class A	950,684	5,313
	Greatview Aseptic Packaging Co. Ltd.	12,929,754	5,312
	Longshine Technology Group Co. Ltd. Class A	1,048,056	5,309
	Westone Information Industry Inc. Class A	648,989	5,306
	Titan Wind Energy Suzhou Co. Ltd. Class A	1,592,800	5,301
	Fangda Carbon New Material Co. Ltd. Class A	3,147,945	5,290
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	148,055	5,273
	Guoyuan Securities Co. Ltd. Class A	4,548,540	5,270
	Zhejiang Cfmoto Power Co. Ltd. Class A	209,000	5,270
[1]	PAX Global Technology Ltd.	7,589,862	5,260
	Kunlun Tech Co. Ltd. Class A	1,807,245	5,258
*	OneConnect Financial Technology Co. Ltd. ADR	1,649,687	5,230
	Shenergy Co. Ltd. Class A	5,400,042	5,228
	BBMG Corp. Class H	31,020,374	5,212
	Shoucheng Holdings Ltd.	24,596,925	5,209
*	360 Security Technology Inc. Class A	2,767,491	5,206
*	Sichuan New Energy Power Co. Ltd.	1,165,978	5,200
	Jiayuan International Group Ltd.	13,420,671	5,189
	Hubei Energy Group Co. Ltd. Class A	6,670,567	5,179
		Shares	Market Value• ($000)
*	Burning Rock Biotech Ltd. ADR	367,487	5,178
	Beijing Shiji Information Technology Co. Ltd. Class A	1,398,180	5,175
*,2	Gaotu Techedu Inc. ADR	1,753,767	5,156
	China Resources Medical Holdings Co. Ltd.	7,337,335	5,148
	Yuexiu Transport Infrastructure Ltd.	8,016,863	5,135
	CSC Financial Co. Ltd. Class A	1,162,500	5,134
	China Molybdenum Co. Ltd. Class A (XSSC)	5,460,600	5,127
*	Youdao Inc. ADR	416,089	5,110
	Youngor Group Co. Ltd. Class A	5,088,600	5,109
	Beijing Tiantan Biological Products Corp. Ltd. Class A	1,131,615	5,108
	China Minmetals Rare Earth Co. Ltd. Class A	856,600	5,080
[3]	AK Medical Holdings Ltd.	4,875,598	5,057
	SDIC Capital Co. Ltd. Class A	3,945,860	5,056
	Jiangsu Yangnong Chemical Co. Ltd. Class A	273,700	5,032
[3]	Midea Real Estate Holding Ltd.	2,914,535	5,030
	Beijing-Shanghai High Speed Railway Co. Ltd. Class A	6,994,400	5,029
	Health & Happiness H&H International Holdings Ltd.	2,135,307	4,998
*	Spring Airlines Co. Ltd. Class A	546,392	4,994
	Guangdong Electric Power Development Co. Ltd. Class B	15,855,512	4,987

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	1,104,127	4,982
	Dongxing Securities Co. Ltd. Class A	2,900,222	4,967
	Riyue Heavy Industry Co. Ltd. Class A	811,526	4,958
*,2	Comba Telecom Systems Holdings Ltd.	17,752,993	4,943
	Jafron Biomedical Co. Ltd. Class A	611,926	4,937
	Jason Furniture Hangzhou Co. Ltd. Class A	504,884	4,909
	First Capital Securities Co. Ltd. Class A	4,579,200	4,887
	China Merchants Energy Shipping Co. Ltd. Class A	6,823,705	4,879
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	3,357,006	4,874
	Beijing United Information Technology Co. Ltd. Class A	276,812	4,848
[3]	China New Higher Education Group Ltd.	9,637,112	4,830
*	Sichuan Development Lomon Co. Ltd. Class A	1,709,150	4,827
	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	729,673	4,808
	Fujian Funeng Co. Ltd. Class A	1,714,542	4,794
	Shanghai Jahwa United Co. Ltd. Class A	636,655	4,763
	Yonghui Superstores Co. Ltd. Class A	7,723,581	4,749
	Wuchan Zhongda Group Co. Ltd. Class A	4,822,385	4,733
	Shanghai RAAS Blood Products Co. Ltd. Class A	4,587,379	4,728
		Shares	Market Value• ($000)
	China Greatwall Technology Group Co. Ltd. Class A	2,242,800	4,717
*	Yunnan Aluminium Co. Ltd. Class A	2,525,600	4,702
	SooChow Securities Co. Ltd. Class A	3,545,290	4,695
	Guangdong Provincial Expressway Development Co. Ltd. Class B	6,655,836	4,685
	Shanghai Lingang Holdings Corp. Ltd. Class A	2,041,445	4,684
	Zhejiang HangKe Technology Inc. Co. Class A	289,169	4,682
	Hisense Home Appliances Group Co. Ltd.	4,354,464	4,677
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	5,197,843	4,677
	Zhefu Holding Group Co. Ltd. Class A	4,180,250	4,670
	PharmaBlock Sciences Nanjing Inc. Class A	195,977	4,659
	Humanwell Healthcare Group Co. Ltd. Class A	1,415,300	4,647
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	3,604,839	4,635
	Tongling Nonferrous Metals Group Co. Ltd. Class A	7,994,606	4,635
	YTO Express Group Co. Ltd. Class A	2,026,659	4,621
	Shanghai Friendess Electronic Technology Corp. Ltd. Class A	77,282	4,612

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	796,234	4,611
	AVICOPTER plc Class A	467,491	4,595
	Beijing Dabeinong Technology Group Co. Ltd. Class A	3,422,600	4,590
	Shenzhen SC New Energy Technology Corp. Class A	257,306	4,584
	Kingfa Sci & Tech Co. Ltd. Class A	2,489,700	4,567
	Shandong Sun Paper Industry JSC Ltd. Class A	2,540,900	4,558
	Tian Lun Gas Holdings Ltd.	4,917,520	4,552
	Lepu Medical Technology Beijing Co. Ltd. Class A	1,364,048	4,542
*,2,3	JD Logistics Inc.	1,155,788	4,542
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. Class A	1,218,600	4,537
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	349,100	4,535
	Zhejiang Longsheng Group Co. Ltd. Class A	2,329,400	4,529
	Jiangsu Yoke Technology Co. Ltd. Class A	379,900	4,524
*	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	17,122,161	4,517
	Xinjiang Goldwind Science & Technology Co. Ltd. Class A (XSEC)	1,561,558	4,514
	Weihai Guangwei Composites Co. Ltd. Class A	423,740	4,499
	Xiamen Tungsten Co. Ltd. Class A	1,266,791	4,492
		Shares	Market Value• ($000)
	West China Cement Ltd.	25,624,756	4,478
	China Dongxiang Group Co. Ltd.	42,509,861	4,466
	Sinofibers Technology Co. Ltd. Class A	505,823	4,463
	Shenghe Resources Holding Co. Ltd. Class A	1,403,500	4,462
	Ningxia Baofeng Energy Group Co. Ltd. Class A	1,946,760	4,457
	Zhuzhou Kibing Group Co. Ltd. Class A	1,788,500	4,439
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	506,596	4,423
	Unisplendour Corp. Ltd. Class A	1,018,852	4,415
	Raytron Technology Co. Ltd. Class A	390,556	4,414
*	Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	3,690,330	4,411
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	951,449	4,411
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	255,310	4,407
	Hangzhou Robam Appliances Co. Ltd. Class A	900,362	4,405
*	Guangdong HEC Technology Holding Co. Ltd. Class A	2,649,467	4,394
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	6,585,797	4,385
*	Sichuan Hebang Biotechnology Co. Ltd. Class A	7,881,700	4,383
	Tianshui Huatian Technology Co. Ltd. Class A	2,177,845	4,378
[3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	223,648	4,362

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	2,479,820	4,355
	Sinopec Kantons Holdings Ltd.	11,418,700	4,348
	Bank of Changsha Co. Ltd. Class A	3,456,600	4,345
	Shanghai Wanye Enterprises Co. Ltd. Class A	898,000	4,345
	Southwest Securities Co. Ltd. Class A	5,775,609	4,342
	Beijing Enlight Media Co. Ltd. Class A	2,966,880	4,341
[2]	China Modern Dairy Holdings Ltd.	22,971,606	4,333
	Western Superconducting Technologies Co. Ltd. Class A	356,033	4,328
	China Harmony Auto Holding Ltd.	8,431,814	4,312
*,3	Red Star Macalline Group Corp. Ltd. Class H	7,680,164	4,308
*	Huangshan Tourism Development Co. Ltd. Class B	6,167,354	4,301
	Hangzhou Dptech Technologies Co. Ltd. Class A	662,054	4,299
	Anhui Jinhe Industrial Co. Ltd. Class A	572,473	4,297
	Shanghai M&G Stationery Inc. Class A	433,200	4,294
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	511,952	4,286
	Sichuan Yahua Industrial Group Co. Ltd. Class A	836,600	4,272
*	BTG Hotels Group Co. Ltd. Class A	1,117,088	4,269
	Bank of Jiangsu Co. Ltd. Class A	4,341,984	4,267
	Jizhong Energy Resources Co. Ltd. Class A	4,360,176	4,262
		Shares	Market Value• ($000)
	JNBY Design Ltd.	2,547,664	4,262
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	771,230	4,248
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	6,789,105	4,238
	Shenzhen Kingdom Sci-Tech Co. Ltd. Class A	2,139,165	4,233
	Liaoning Cheng Da Co. Ltd. Class A	1,326,700	4,222
	Tofflon Science & Technology Group Co. Ltd. Class A	646,500	4,212
	Sinolink Securities Co. Ltd. Class A	2,512,146	4,210
	Bank of Chongqing Co. Ltd. Class H	7,460,103	4,190
	Western Securities Co. Ltd. Class A	3,483,344	4,173
	Qingdao Haier Biomedical Co. Ltd. Class A	283,322	4,170
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	1,932,600	4,164
*	Youngy Co. Ltd. Class A	239,400	4,163
[2]	Kangji Medical Holdings Ltd.	3,668,782	4,163
*	TCL Electronics Holdings Ltd.	7,655,732	4,151
	Hunan Valin Steel Co. Ltd. Class A	4,963,640	4,143
	Goke Microelectronics Co. Ltd. Class A	157,100	4,132
	Han's Laser Technology Industry Group Co. Ltd. Class A	615,300	4,127
	Wangfujing Group Co. Ltd. Class A	853,100	4,108
*	SPIC Dongfang New Energy Corp. Class A	5,562,094	4,082

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Oppein Home Group Inc. Class A	205,000	4,079
[3]	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class H	2,419,401	4,074
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A (XSSC)	895,516	4,071
	Shanxi Securities Co. Ltd. Class A	4,162,379	4,070
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	1,558,000	4,057
	Sangfor Technologies Inc. Class A	127,679	4,039
	Gongniu Group Co. Ltd. Class A	163,700	4,033
	Lianhe Chemical Technology Co. Ltd. Class A	1,336,052	4,030
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	5,485,892	4,011
	Nanjing Securities Co. Ltd. Class A	2,642,900	4,008
	COSCO SHIPPING Development Co. Ltd. Class A (XSSC)	7,349,072	3,990
*	Beijing Shougang Co. Ltd. Class A	4,421,495	3,976
	Shanghai Liangxin Electrical Co. Ltd. Class A	1,561,692	3,976
*	Chifeng Jilong Gold Mining Co. Ltd. Class A	1,555,200	3,952
	China Zheshang Bank Co. Ltd. Class A	7,332,100	3,942
	Hangzhou Chang Chuan Technology Co. Ltd. Class A	531,500	3,930
	Luxi Chemical Group Co. Ltd. Class A	1,529,900	3,926
		Shares	Market Value• ($000)
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	592,101	3,907
	An Hui Wenergy Co. Ltd. Class A	5,680,521	3,893
	Winning Health Technology Group Co. Ltd. Class A	1,963,130	3,879
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	2,899,000	3,862
	Weifu High-Technology Group Co. Ltd. Class B	2,019,242	3,836
	China Great Wall Securities Co. Ltd. Class A	2,147,000	3,835
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	402,594	3,834
	Huadian Power International Corp. Ltd. Class A (XSSC)	5,551,800	3,822
*	Tuya Inc. ADR	589,877	3,822
*	Shanghai 2345 Network Holding Group Co. Ltd. Class A	12,130,621	3,814
	Xinjiang Zhongtai Chemical Co. Ltd. Class A	2,308,100	3,813
	Huaibei Mining Holdings Co. Ltd. Class A	1,926,098	3,805
	Bethel Automotive Safety Systems Co. Ltd. Class A	402,100	3,803
	Hesteel Co. Ltd. Class A	9,894,043	3,802
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	663,343	3,783
*	Chongqing Iron & Steel Co. Ltd. Class A	10,602,174	3,779
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	448,400	3,773

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	China Zhongwang Holdings Ltd.	17,459,813	3,770
*	Ourpalm Co. Ltd. Class A	6,178,975	3,755
	YGSOFT Inc. Class A	3,532,839	3,745
*,2	BEST Inc. ADR	2,322,741	3,740
*,3	Maoyan Entertainment	3,087,177	3,729
	Northeast Securities Co. Ltd. Class A	2,763,300	3,720
	Financial Street Holdings Co. Ltd. Class A	4,058,405	3,720
	Avary Holding Shenzhen Co. Ltd. Class A	675,240	3,694
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	1,312,840	3,689
*	Sinofert Holdings Ltd.	23,574,198	3,686
	Zhejiang Supor Co. Ltd. Class A	445,175	3,685
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd.	1,666,200	3,675
	AVIC Industry-Finance Holdings Co. Ltd. Class A	6,033,795	3,671
*	Yunnan Tin Co. Ltd. Class A	1,429,273	3,660
	Chengtun Mining Group Co. Ltd. Class A	2,289,000	3,658
	East Group Co. Ltd. Class A	2,257,800	3,655
	Jiangsu Zhongtian Technology Co. Ltd. Class A	2,306,600	3,645
	Xianhe Co. Ltd. Class A	642,800	3,629
	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,309,302	3,612
	Beijing Sinnet Technology Co. Ltd. Class A	1,743,400	3,599
	China Shineway Pharmaceutical Group Ltd.	3,751,854	3,597
		Shares	Market Value• ($000)
	Sealand Securities Co. Ltd. Class A	5,956,200	3,593
	Fujian Sunner Development Co. Ltd. Class A	1,022,800	3,591
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	1,248,740	3,589
	Harbin Electric Co. Ltd. Class H	8,451,020	3,575
	Shandong Linglong Tyre Co. Ltd. Class A	646,616	3,575
	Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia Class A	1,795,304	3,568
	Henan Shenhuo Coal & Power Co. Ltd. Class A	2,400,200	3,562
	Skyfame Realty Holdings Ltd.	30,098,382	3,552
	Intco Medical Technology Co. Ltd. Class A	440,250	3,541
	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	1,407,946	3,537
	Sieyuan Electric Co. Ltd. Class A	541,400	3,510
*	Yuan Longping High-tech Agriculture Co. Ltd. Class A	1,061,000	3,481
	Shandong Pharmaceutical Glass Co. Ltd. Class A	653,780	3,474
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	802,000	3,469
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	721,761	3,467
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	6,181,776	3,465
	Dong-E-E-Jiao Co. Ltd. Class A	545,380	3,457
	Jiangxi Copper Co. Ltd. Class A	948,901	3,457

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	479,861	3,451
	Chacha Food Co. Ltd. Class A	386,978	3,447
	Haohua Chemical Science & Technology Co. Ltd.	678,900	3,440
	CTS International Logistics Corp. Ltd. Class A	1,780,832	3,432
*	Xian International Medical Investment Co. Ltd. Class A	1,839,850	3,430
	China South Publishing & Media Group Co. Ltd. Class A	2,673,861	3,422
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	1,236,731	3,421
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	906,386	3,417
	Keshun Waterproof Technologies Co. Ltd. Class A	1,639,620	3,414
	G-bits Network Technology Xiamen Co. Ltd. Class A	63,849	3,408
	Livzon Pharmaceutical Group Inc. Class A (XSEC)	617,543	3,389
	Zhejiang Dingli Machinery Co. Ltd. Class A	317,685	3,387
	Huagong Tech Co. Ltd. Class A	750,600	3,382
	Tianfeng Securities Co. Ltd. Class A	5,491,326	3,381
	Consun Pharmaceutical Group Ltd.	7,884,994	3,379
	Sinoma International Engineering Co. Class A	2,078,800	3,377
	ORG Technology Co. Ltd. Class A	3,221,100	3,369
	Shanxi Coking Co. Ltd. Class A	3,136,871	3,366
		Shares	Market Value• ($000)
	Shenzhen Sunlord Electronics Co. Ltd. Class A	651,400	3,362
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	1,865,496	3,359
*	Guangdong Golden Dragon Development Inc. Class A	1,354,300	3,359
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	2,022,400	3,358
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	1,399,207	3,358
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A (XSSC)	1,152,367	3,357
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	614,100	3,347
	Shanying International Holding Co. Ltd. Class A	6,598,800	3,342
	Kaishan Group Co. Ltd. Class A	1,177,149	3,339
	Qingdao TGOOD Electric Co. Ltd. Class A	809,618	3,335
	Zhejiang China Commodities City Group Co. Ltd. Class A	4,370,600	3,334
	Jointown Pharmaceutical Group Co. Ltd. Class A	1,571,414	3,332
[3]	China Everbright Greentech Ltd.	9,467,713	3,329
*	Pacific Securities Co. Ltd. Class A	6,829,126	3,328
	Yunnan Copper Co. Ltd. Class A	1,599,700	3,321
*	Offcn Education Technology Co. Ltd. Class A	2,041,662	3,321
	Daan Gene Co. Ltd. Class A	1,104,270	3,318
	Hisense Home Appliances Group Co. Ltd. Class A (XSEC)	1,817,757	3,314

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shanghai Jin Jiang Capital Co. Ltd. Class H	14,595,929	3,308
*	Pacific Shuanglin Bio-pharmacy Co. Ltd.	671,959	3,307
	Bank of Chengdu Co. Ltd. Class A	1,656,427	3,304
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	5,530,215	3,302
	FAW Jiefang Group Co. Ltd.	2,022,485	3,297
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	1,732,671	3,296
*	Beijing Jingyuntong Technology Co. Ltd. Class A	1,842,380	3,292
	Shenzhen Changhong Technology Co. Ltd. Class A	591,753	3,291
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	641,480	3,284
	Jinke Properties Group Co. Ltd. Class A	4,716,739	3,273
	Jiangsu Azure Corp.	965,000	3,271
*	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	2,898,493	3,260
	Guangxi Guiguan Electric Power Co. Ltd. Class A	3,599,184	3,253
	Addsino Co. Ltd. Class A	1,350,000	3,242
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	963,500	3,237
	Jilin Aodong Pharmaceutical Group Co. Ltd. Class A	1,309,087	3,232
	Telling Telecommunication Holding Co. Ltd. Class A	864,300	3,228
		Shares	Market Value• ($000)
	Hefei Meiya Optoelectronic Technology Inc. Class A	509,920	3,225
	China Kepei Education Group Ltd.	5,845,574	3,223
	Beijing Cisri-Gaona Materials & Technology Co. Ltd. Class A	491,800	3,212
	COSCO SHIPPING Energy Transportation Co. Ltd. Class A (XSSC)	3,458,000	3,207
	Times Neighborhood Holdings Ltd.	6,824,870	3,204
	Shanghai Weaver Network Co. Ltd. Class A	318,604	3,202
[2,3]	Redco Properties Group Ltd.	10,424,787	3,202
	Tianma Microelectronics Co. Ltd. Class A	1,661,871	3,199
*	Roshow Technology Co. Ltd. Class A	1,212,000	3,196
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	866,597	3,196
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A (XSSC)	3,261,275	3,189
	C&S Paper Co. Ltd. Class A	1,196,908	3,185
	Ningbo Zhoushan Port Co. Ltd. Class A	5,435,346	3,183
	Shenzhen Sunway Communication Co. Ltd. Class A	854,235	3,178
	State Grid Information & Communication Co. Ltd.	1,333,722	3,176
	Xiamen Kingdomway Group Co. Class A	667,531	3,170

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Milkyway Chemical Supply Chain Service Co. Ltd. Class A	185,000	3,170
	Anhui Expressway Co. Ltd. Class A	3,490,233	3,169
*	Jilin Electric Power Co. Ltd. Class A	2,676,400	3,169
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	1,616,721	3,165
	Xinyangfeng Agricultural Technology Co. Ltd. Class A	1,110,800	3,157
*	China High Speed Transmission Equipment Group Co. Ltd.	4,071,236	3,156
	Beijing Yanjing Brewery Co. Ltd. Class A	3,037,510	3,152
*	Sinopec Oilfield Service Corp. Class H	32,772,792	3,150
	Zhejiang Hailiang Co. Ltd. Class A	1,912,600	3,147
*	Dazhong Transportation Group Co. Ltd. Class B	10,955,524	3,145
	Beijing Shunxin Agriculture Co. Ltd. Class A	615,429	3,134
	Greenland Holdings Corp. Ltd. Class A	4,878,405	3,134
	Lushang Health Industry Development Co. Ltd. Class A	1,495,000	3,125
	Arcsoft Corp. Ltd. Class A	525,810	3,119
	Shandong Dongyue Organosilicon Material Co. Ltd. Class A	922,000	3,117
*	China Tianying Inc. Class A	4,200,900	3,115
	Datang International Power Generation Co. Ltd. Class A	7,313,411	3,113
		Shares	Market Value• ($000)
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	852,900	3,100
	Shaanxi International Trust Co. Ltd. Class A	6,349,200	3,095
	IReader Technology Co. Ltd. Class A	1,045,193	3,092
	Shanghai Bailian Group Co. Ltd. Class B	3,480,464	3,086
	Wens Foodstuffs Group Co. Ltd. Class A	1,199,555	3,086
	Hangzhou Binjiang Real Estate Group Co. Ltd. Class A	4,834,433	3,084
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	1,029,237	3,083
	Quectel Wireless Solutions Co. Ltd. Class A	109,846	3,082
	Ninestar Corp. Class A	533,014	3,055
	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	2,081,101	3,052
	Hainan Poly Pharm Co. Ltd. Class A	396,876	3,051
	Xi'an Triangle Defense Co. Ltd. Class A	393,320	3,051
*	Trip.com Group Ltd.	105,915	3,045
	China Foods Ltd.	7,962,706	3,042
	Wuhu Token Science Co. Ltd. Class A	1,890,328	3,034
	Jiangsu Guotai International Group Co. Ltd.	1,469,884	3,031
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	3,906,300	3,022
	Guangzhou Automobile Group Co. Ltd. Class A (XSSC)	1,112,940	3,015

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	771,541	3,013
	TangShan Port Group Co. Ltd. Class A	7,197,500	3,003
	Shanghai Huayi Group Co. Ltd. Class B	4,479,735	2,990
	Perfect World Co. Ltd. Class A	1,102,250	2,989
	Dian Diagnostics Group Co. Ltd. Class A	594,000	2,988
	Leyard Optoelectronic Co. Ltd. Class A	2,029,000	2,983
	Wuxi Boton Technology Co. Ltd. Class A	828,700	2,981
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	373,500	2,973
	Bank of Guiyang Co. Ltd. Class A	2,817,500	2,972
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	1,347,100	2,971
	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	2,445,100	2,971
*	NavInfo Co. Ltd. Class A	1,623,819	2,970
	China Railway Signal & Communication Corp. Ltd. Class A	3,848,563	2,966
	Beijing North Star Co. Ltd. Class A (XSSC)	8,484,081	2,961
	Shenzhen Gas Corp. Ltd. Class A	2,087,100	2,958
*,2	China Maple Leaf Educational Systems Ltd.	18,356,959	2,940
*	Shenzhen MTC Co. Ltd. Class A	3,810,500	2,927
*	Jiangsu Akcome Science & Technology Co. Ltd. Class A	3,620,300	2,920
	Sinomine Resource Group Co. Ltd. Class A	303,184	2,916
		Shares	Market Value• ($000)
	Shanghai Chinafortune Co. Ltd. Class A	1,455,500	2,915
	China National Medicines Corp. Ltd. Class A	610,388	2,908
	Qianhe Condiment & Food Co. Ltd. Class A	755,102	2,903
	Ningbo Orient Wires & Cables Co. Ltd. Class A	410,900	2,902
	Estun Automation Co. Ltd. Class A	700,300	2,900
	Central China Securities Co. Ltd. Class A (XSSC)	4,044,600	2,900
*	Beijing E-Hualu Information Technology Co. Ltd. Class A	639,723	2,894
*	LVGEM China Real Estate Investment Co. Ltd.	12,748,602	2,894
	Yutong Bus Co. Ltd. Class A	1,625,367	2,879
	Ningbo Joyson Electronic Corp. Class A	1,034,900	2,873
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	3,176,313	2,871
	QuakeSafe Technologies Co. Ltd.	185,960	2,871
	TongFu Microelectronics Co. Ltd. Class A	915,220	2,864
	Yuzhou Group Holdings Co. Ltd.	26,177,066	2,854
*	Jiangsu Hoperun Software Co. Ltd. Class A	693,500	2,851
	Visual China Group Co. Ltd. Class A	1,379,697	2,851
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	3,179,300	2,846
	Huaxi Securities Co. Ltd. Class A	2,013,739	2,846

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yifan Pharmaceutical Co. Ltd. Class A	1,109,900	2,843
*	Ronshine China Holdings Ltd.	7,014,985	2,837
	Guangzhou Haige Communications Group Inc. Co. Class A	1,915,959	2,826
	Heilongjiang Agriculture Co. Ltd. Class A	1,313,700	2,825
	Yintai Gold Co. Ltd. Class A	2,050,500	2,816
	Shenzhen Kaifa Technology Co. Ltd. Class A	1,212,750	2,805
	Zhongji Innolight Co. Ltd. Class A	541,679	2,801
*	Beijing BDStar Navigation Co. Ltd. Class A	449,100	2,784
	Hangjin Technology Co. Ltd. Class A	522,400	2,777
*	Bank of Zhengzhou Co. Ltd. Class A	5,218,749	2,756
	Infore Environment Technology Group Co. Ltd. Class A	2,812,088	2,750
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	1,022,980	2,748
*	GCL System Integration Technology Co. Ltd. Class A	4,364,100	2,747
	GRG Banking Equipment Co. Ltd. Class A	1,695,943	2,743
	Bank of Chongqing Co. Ltd. Class A	2,031,359	2,742
	Tibet Summit Resources Co. Ltd. Class A	573,840	2,738
	Tianli Education International Holdings Ltd.	13,154,042	2,735
	Guangdong Hybribio Biotech Co. Ltd. Class A	630,605	2,735
	Juewei Food Co. Ltd. Class A	265,364	2,727
		Shares	Market Value• ($000)
*	Guangshen Railway Co. Ltd. Class H	15,465,193	2,722
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	691,425	2,719
	Shanghai Belling Co. Ltd. Class A	574,800	2,718
	DHC Software Co. Ltd. Class A	2,504,600	2,717
*	Beijing Enterprises Clean Energy Group Ltd.	201,763,090	2,712
*,1	Hi Sun Technology China Ltd.	20,092,456	2,707
	Beijing Originwater Technology Co. Ltd. Class A	2,479,000	2,698
	Yunda Holding Co. Ltd. Class A	923,502	2,694
	Sinotrans Ltd. Class A (XSSC)	3,819,621	2,694
	Nanjing Hanrui Cobalt Co. Ltd. Class A	217,900	2,691
	Joyoung Co. Ltd. Class A	733,277	2,675
	Shenzhen Jinjia Group Co. Ltd. Class A	1,579,368	2,671
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	620,981	2,663
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	761,215	2,662
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	224,104	2,658
	Zhongtai Securities Co. Ltd. Class A	1,835,600	2,658
	Guangzhou Restaurant Group Co. Ltd. Class A	748,160	2,655
*	Suning Universal Co. Ltd. Class A	3,542,392	2,655
*	Shenzhen Airport Co. Ltd. Class A	2,236,800	2,645

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	1,124,090	2,635
	Weifu High-Technology Group Co. Ltd. Class A	867,641	2,632
	Huaan Securities Co. Ltd. Class A	3,291,080	2,629
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	1,820,900	2,627
	BBMG Corp. Class A (XSSC)	5,978,491	2,623
	Xiamen C & D Inc. Class A	2,095,800	2,622
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	1,722,003	2,617
	Chengdu Xingrong Environment Co. Ltd. Class A	2,830,200	2,615
	Newland Digital Technology Co. Ltd. Class A	1,109,697	2,614
	Risen Energy Co. Ltd. Class A	700,559	2,614
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	2,386,296	2,613
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	106,900	2,612
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	321,700	2,611
	Fangda Special Steel Technology Co. Ltd. Class A	2,242,839	2,597
	Topsec Technologies Group Inc. Class A	899,100	2,590
	Hongta Securities Co. Ltd. Class A	1,470,823	2,580
	Shenzhen Yinghe Technology Co. Ltd. Class A	525,774	2,570
		Shares	Market Value• ($000)
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	4,889,190	2,569
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	952,080	2,562
	NanJi E-Commerce Co. Ltd. Class A	2,289,093	2,560
	Shanghai Construction Group Co. Ltd. Class A	5,005,400	2,559
*	Guizhou Xinbang Pharmaceutical Co. Ltd. Class A	2,404,300	2,558
	Archermind Technology Nanjing Co. Ltd. Class A	213,695	2,551
	Hubei Dinglong Co. Ltd. Class A	811,900	2,549
	Shanghai Haixin Group Co. Class B	7,509,733	2,548
*	North Industries Group Red Arrow Co. Ltd. Class A	612,700	2,548
	Guolian Securities Co. Ltd. Class A	1,335,400	2,545
	OFILM Group Co. Ltd. Class A	2,171,614	2,537
	Anhui Expressway Co. Ltd. Class H	4,276,239	2,535
	Huafa Industrial Co. Ltd. Zhuhai Class A	3,082,200	2,533
	Yixintang Pharmaceutical Group Co. Ltd. Class A	509,579	2,529
	Zhejiang Meida Industrial Co. Ltd. Class A	984,480	2,521
	Jinduicheng Molybdenum Co. Ltd. Class A	2,220,900	2,520
	Boya Bio-pharmaceutical Group Co. Ltd. Class A	410,384	2,520

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bright Dairy & Food Co. Ltd. Class A	1,157,448	2,520
*	Yatsen Holding Ltd. ADR	897,806	2,514
	Anhui Anke Biotechnology Group Co. Ltd. Class A	1,310,617	2,511
*	Chengzhi Co. Ltd. Class A	1,133,107	2,510
	Shenzhen Topband Co. Ltd. Class A	1,084,300	2,509
[2]	Zhongliang Holdings Group Co. Ltd.	5,408,689	2,507
	Hangzhou Oxygen Plant Group Co. Ltd.	618,100	2,506
	China Galaxy Securities Co. Ltd. Class A	1,620,500	2,502
*	Red Star Macalline Group Corp. Ltd. Class A	1,755,964	2,500
	China National Accord Medicines Corp. Ltd. Class B	998,169	2,498
*	Tongda Group Holdings Ltd.	77,744,493	2,495
	Guangdong Hongda Blasting Co. Ltd. Class A	577,800	2,488
	Shenzhen Megmeet Electrical Co. Ltd. Class A	519,225	2,487
	Guangzhou Zhujiang Brewery Co. Ltd. Class A	1,606,796	2,486
*	Talkweb Information System Co. Ltd. Class A	1,925,183	2,479
[3]	Qingdao Port International Co. Ltd. Class H	4,914,832	2,470
	Zhejiang Crystal-Optech Co. Ltd. Class A	1,000,383	2,462
	Gan & Lee Pharmaceuticals Co. Ltd. Class A	234,660	2,462
	Wanxiang Qianchao Co. Ltd. Class A	2,627,230	2,458
		Shares	Market Value• ($000)
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	1,507,580	2,458
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class A (XSSC)	1,452,983	2,458
	Lancy Co. Ltd. Class A	396,400	2,437
*	Zhongtian Financial Group Co. Ltd. Class A	6,203,600	2,435
	Laobaixing Pharmacy Chain JSC Class A	356,613	2,434
	Sinocare Inc. Class A	662,149	2,428
	Victory Giant Technology Huizhou Co. Ltd. Class A	589,700	2,426
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	1,359,654	2,425
	Huapont Life Sciences Co. Ltd. Class A	2,507,000	2,424
	Shandong Longda Meat Foodstuff Co. Ltd. Class A	1,541,699	2,423
	Beijing Capital Development Co. Ltd. Class A	3,145,413	2,416
[2]	First Tractor Co. Ltd. Class H	4,782,714	2,411
	Sunresin New Materials Co. Ltd. Class A	196,619	2,408
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	954,389	2,406
	Sinosoft Co. Ltd. Class A	612,500	2,405
*	Shandong Head Co. Ltd. Class A	312,967	2,403
	WUS Printed Circuit Kunshan Co. Ltd. Class A	1,495,450	2,394
	Shenzhen Properties & Resources Development Group Ltd. Class A	1,389,110	2,392

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	China Common Rich Renewable Energy Investments Ltd.	84,704,000	2,383
	Liaoning Port Co. Ltd. Class A	9,009,465	2,382
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	568,168	2,378
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	641,900	2,374
	Sanquan Food Co. Ltd. Class A	782,125	2,373
	Taiji Computer Corp. Ltd. Class A	542,591	2,367
	Harbin Boshi Automation Co. Ltd. Class A	1,241,125	2,366
	Guangdong Dowstone Technology Co. Ltd. Class A	524,300	2,366
*	Gree Real Estate Co. Ltd. Class A	2,252,569	2,366
	AECC Aero-Engine Control Co. Ltd. Class A	565,000	2,357
	Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	399,500	2,356
*	China Eastern Airlines Corp. Ltd. Class A (XSSC)	3,121,400	2,355
*	China Fangda Group Co. Ltd. Class B	6,247,740	2,354
	China Lilang Ltd.	4,128,094	2,352
	Sichuan Expressway Co. Ltd. Class A (XSSC)	4,169,792	2,350
	Edifier Technology Co. Ltd. Class A	1,324,600	2,340
	Zhejiang Starry Pharmaceutical Co. Ltd. Class A	300,681	2,340
	RiseSun Real Estate Development Co. Ltd. Class A	3,487,556	2,339
		Shares	Market Value• ($000)
*	Grandjoy Holdings Group Co. Ltd. Class A	4,543,046	2,336
	LianChuang Electronic Technology Co. Ltd. Class A	735,009	2,333
	Wolong Electric Group Co. Ltd. Class A	1,008,100	2,331
	Zhejiang Wanliyang Co. Ltd. Class A	1,102,725	2,330
*	Montnets Cloud Technology Group Co. Ltd. Class A	738,900	2,325
	Beijing GeoEnviron Engineering & Technology Inc. Class A	914,546	2,321
	Valiant Co. Ltd. Class A	719,500	2,315
	Xiamen Xiangyu Co. Ltd. Class A	1,911,701	2,314
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	1,164,000	2,305
	Glarun Technology Co. Ltd. Class A	996,900	2,304
	Jinneng Science&Technology Co. Ltd. Class A	1,039,480	2,299
	Grandblue Environment Co. Ltd. Class A	664,636	2,294
	Shenzhen Goodix Technology Co. Ltd. Class A	143,147	2,290
*,2,3	Ascletis Pharma Inc.	6,587,704	2,290
	Zhejiang Orient Gene Biotech Co. Ltd. Class A	102,429	2,289
	Zhongfu Information Inc. Class A	414,464	2,288
	Shanghai Bailian Group Co. Ltd. Class A (XSSC)	1,058,200	2,277
	IKD Co. Ltd. Class A	1,057,868	2,265
	Nanjing Iron & Steel Co. Ltd. Class A	4,094,946	2,259

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Jiangsu Linyang Energy Co. Ltd. Class A	1,271,000	2,253
*,1	China Huiyuan Juice Group Ltd.	8,667,863	2,250
	MLS Co. Ltd. Class A	1,032,565	2,247
	Biem.L.Fdlkk Garment Co. Ltd. Class A	583,540	2,243
	INESA Intelligent Tech Inc. Class B	5,100,446	2,239
[3]	Cathay Media & Education Group Inc.	5,430,903	2,233
	All Winner Technology Co. Ltd. Class A	224,700	2,229
	Hangzhou Onechance Tech Corp. Class A	254,009	2,228
*	CanSino Biologics Inc. Class A	51,999	2,216
	Shandong Publishing & Media Co. Ltd. Class A	2,313,687	2,213
	Offshore Oil Engineering Co. Ltd. Class A	3,045,700	2,213
	Sichuan Shuangma Cement Co. Ltd. Class A	706,900	2,211
	Zhongyuan Environment-Protection Co. Ltd. Class A	2,325,466	2,209
*	Bilibili Inc.	30,140	2,209
	Huaxin Cement Co. Ltd. Class A (XSSC)	846,281	2,207
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	1,112,850	2,197
	BrightGene Bio-Medical Technology Co. Ltd. Class A	453,047	2,194
	B-Soft Co. Ltd. Class A	1,755,195	2,191
	Hunan Aihua Group Co. Ltd. Class A	392,897	2,190
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	1,733,760	2,184
		Shares	Market Value• ($000)
	Fibocom Wireless Inc. Class A	303,160	2,182
	Jinko Power Technology Co. Ltd. Class A	1,434,000	2,170
	5I5J Holding Group Co. Ltd. Class A	4,654,981	2,167
	Xinfengming Group Co. Ltd. Class A	940,069	2,157
*	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	3,975,000	2,156
*	Bohai Leasing Co. Ltd. Class A	5,246,500	2,155
	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	3,591,330	2,149
	Kehua Data Co. Ltd. Class A	351,380	2,145
	Sino Wealth Electronic Ltd. Class A	223,369	2,141
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	1,007,800	2,140
	China South City Holdings Ltd.	28,703,084	2,139
	Shenzhen Huaqiang Industry Co. Ltd. Class A	937,130	2,139
	Oriental Energy Co. Ltd. Class A	1,182,800	2,134
	Shanxi Blue Flame Holding Co. Ltd. Class A	1,481,143	2,123
	Shanghai Environment Group Co. Ltd. Class A	1,166,955	2,118
	Shanghai Shimao Co. Ltd. Class A	4,285,304	2,117
	Tianshan Aluminum Group Co. Ltd. Class A	1,613,400	2,115
*	Cinda Real Estate Co. Ltd. Class A	4,212,701	2,114

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Chengdu Kanghua Biological Products Co. Ltd. Class A	84,873	2,112
	Anhui Kouzi Distillery Co. Ltd. Class A	223,300	2,111
	Leo Group Co. Ltd. Class A	5,903,800	2,104
*	Guosheng Financial Holding Inc. Class A	1,441,200	2,104
	Ningbo Sanxing Medical Electric Co. Ltd. Class A	1,105,200	2,102
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	914,200	2,100
	Zhejiang Medicine Co. Ltd. Class A	841,500	2,098
	CPMC Holdings Ltd.	4,288,018	2,095
	Xinxing Ductile Iron Pipes Co. Ltd. Class A	3,607,800	2,093
	Hainan Strait Shipping Co. Ltd. Class A	2,358,251	2,082
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	1,306,800	2,075
	Eastern Communications Co. Ltd. Class B	4,633,259	2,074
	Camel Group Co. Ltd. Class A	1,012,512	2,071
	Xingda International Holdings Ltd.	9,106,286	2,068
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	3,426,679	2,066
	China International Marine Containers Group Co. Ltd. Class A (XSEC)	749,700	2,058
	Jiangxi Bank Co. Ltd. Class H	4,679,382	2,055
	Wuxi Taiji Industry Co. Ltd. Class A	1,631,000	2,040
		Shares	Market Value• ($000)
	Central China Management Co. Ltd.	13,212,625	2,038
	Huabao Flavours & Fragrances Co. Ltd. Class A	312,644	2,037
	China Publishing & Media Co. Ltd. Class A	2,400,990	2,036
	Shanghai Shibei Hi-Tech Co. Ltd. Class B	7,357,725	2,032
	Chow Tai Seng Jewellery Co. Ltd. Class A	687,201	2,028
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	1,146,287	2,021
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	324,346	2,020
*	Zheshang Securities Co. Ltd. Class A	1,044,547	2,010
*	Jinneng Holding Shanxi Electric Power Co. Ltd.	3,891,801	2,008
	Yango Group Co. Ltd. Class A	3,984,593	2,003
*	Henan Yuneng Holdings Co. Ltd. Class A	1,736,624	2,003
	China Automotive Engineering Research Institute Co. Ltd. Class A	749,490	2,003
*,1,2	National Agricultural Holdings Ltd.	13,075,708	2,000
	Maanshan Iron & Steel Co. Ltd. Class A (XSSC)	3,004,861	1,995
	Wondershare Technology Group Co. Ltd. Class A	301,885	1,993
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	1,651,900	1,986
	Bear Electric Appliance Co. Ltd. Class A	222,590	1,986
	Haisco Pharmaceutical Group Co. Ltd. Class A	752,163	1,981

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	2,121,150	1,979
	Zhejiang Yasha Decoration Co. Ltd. Class A	1,699,592	1,973
	GCI Science & Technology Co. Ltd. Class A	593,000	1,969
	Shanghai Tunnel Engineering Co. Ltd. Class A	2,462,720	1,967
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	394,750	1,965
	CNOOC Energy Technology & Services Ltd. Class A	4,347,600	1,963
	NSFOCUS Technologies Group Co. Ltd. Class A	830,084	1,958
	COFCO Capital Holdings Co. Ltd. Class A	1,519,284	1,955
	China Merchants Property Operation & Service Co. Ltd. Class A	926,700	1,953
	Three's Co. Media Group Co. Ltd. Class A	116,400	1,952
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd. Class A	1,610,194	1,944
	Lier Chemical Co. Ltd. Class A	548,302	1,938
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	882,304	1,933
*,2	Autohome Inc. Class A	191,028	1,931
	Rongan Property Co. Ltd. Class A	5,189,100	1,929
	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	4,044,300	1,927
	Dashang Co. Ltd. Class A	632,143	1,923
	Beijing Tongtech Co. Ltd. Class A	426,422	1,923
		Shares	Market Value• ($000)
	Sansteel Minguang Co. Ltd. Fujian Class A	1,782,300	1,909
	Hangcha Group Co. Ltd. Class A	736,444	1,907
	Sai Micro Electronics Inc. Class A	521,574	1,901
	Sino-Platinum Metals Co. Ltd. Class A	530,660	1,894
	Chaowei Power Holdings Ltd.	6,409,328	1,888
	Xuji Electric Co. Ltd. Class A	609,800	1,888
	Central China Securities Co. Ltd. Class H	10,266,945	1,884
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	2,717,949	1,879
	Bluefocus Intelligent Communications Group Co. Ltd. Class A	2,394,600	1,873
	ChemPartner PharmaTech Co. Ltd. Class A	820,246	1,872
	Jinhui Liquor Co. Ltd. Class A	349,682	1,871
*,2,3	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	4,000,064	1,870
*	Air China Ltd. Class A (XSSC)	1,406,800	1,869
	Yusys Technologies Co. Ltd. Class A	644,320	1,861
	Greenland Hong Kong Holdings Ltd.	8,732,362	1,857
[2]	Perennial Energy Holdings Ltd.	9,014,895	1,849
	Sinopec Shanghai Petrochemical Co. Ltd. Class A	3,027,700	1,845
	Shandong Bohui Paper Industrial Co. Ltd. Class A	1,132,400	1,844
	Xiangcai Co. Ltd. Class A	1,369,700	1,843
	Shandong Denghai Seeds Co. Ltd. Class A	553,600	1,842

Total International Stock Index Fund
		Shares	Market Value• ($000)
	CMST Development Co. Ltd. Class A	1,922,706	1,837
*,2,3	Koolearn Technology Holding Ltd.	3,393,957	1,837
*	Guangshen Railway Co. Ltd. Class A (XSSC)	5,495,100	1,835
	PCI Technology Group Co. Ltd. Class A	1,547,000	1,834
	Shandong Hi-speed Co. Ltd. Class A	2,185,500	1,832
	CGN Nuclear Technology Development Co. Ltd. Class A	1,314,728	1,831
	Sichuan Expressway Co. Ltd. Class H	7,901,253	1,829
	Nantong Jianghai Capacitor Co. Ltd. Class A	516,800	1,828
	Jiangsu Provincial Agricultural Reclamation & Development Corp.	1,047,900	1,823
	Ningbo Huaxiang Electronic Co. Ltd. Class A	491,300	1,816
	Fujian Star-net Communication Co. Ltd. Class A	529,433	1,812
	Eternal Asia Supply Chain Management Ltd. Class A	2,012,797	1,808
*	Beijing Forever Technology Co. Ltd. Class A	1,005,200	1,806
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	277,430	1,803
	Beibuwan Port Co. Ltd. Class A	1,547,140	1,802
	Amoy Diagnostics Co. Ltd. Class A	142,650	1,802
	Chengdu Wintrue Holding Co. Ltd. Class A	715,900	1,793
	Shenzhen Tagen Group Co. Ltd. Class A	2,271,945	1,789
		Shares	Market Value• ($000)
	Wangsu Science & Technology Co. Ltd. Class A	2,090,700	1,789
	Goldenmax International Technology Ltd. Class A	858,300	1,787
	Guangzhou Wondfo Biotech Co. Ltd. Class A	329,576	1,786
	CGN Power Co. Ltd. Class A	3,900,400	1,781
	China Express Airlines Co. Ltd. Class A	1,037,390	1,781
	Winall Hi-Tech Seed Co. Ltd. Class A	407,600	1,778
	Shennan Circuits Co. Ltd. Class A	127,854	1,777
*	So-Young International Inc. ADR	449,869	1,777
*	Chengdu CORPRO Technology Co. Ltd. Class A	465,900	1,774
[2,3]	Shandong Gold Mining Co. Ltd. Class H	977,490	1,767
	Jiuzhitang Co. Ltd. Class A	1,329,601	1,765
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	297,711	1,764
	Tian Di Science & Technology Co. Ltd. Class A	2,695,445	1,762
	Shanghai Jin Jiang Online Network Service Co. Ltd.	2,680,732	1,756
	Yantai Tayho Advanced Materials Co. Ltd. Class A	624,500	1,756
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	809,419	1,754
*	YaGuang Technology Group Co. Ltd.	1,311,300	1,753
*	Sonoscape Medical Corp. Class A	380,861	1,752
*	Sinopec Oilfield Service Corp. Class A (XSSC)	4,928,000	1,740

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Guangzhou Shangpin Home Collection Co. Ltd. Class A	255,081	1,739
	Caitong Securities Co. Ltd. Class A	1,083,100	1,736
	Digital China Group Co. Ltd. Class A	743,500	1,735
	Betta Pharmaceuticals Co. Ltd. Class A	140,100	1,733
	Qingling Motors Co. Ltd. Class H	7,692,534	1,732
	Tianjin Chase Sun Pharmaceutical Co. Ltd. Class A	2,715,377	1,732
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	2,718,627	1,731
	Bluestar Adisseo Co. Class A	845,412	1,730
*	C&D Property Management Group Co. Ltd.	3,055,088	1,728
*	China Fortune Land Development Co. Ltd. Class A	2,998,223	1,725
	Jiangsu Shagang Co. Ltd. Class A	1,774,700	1,722
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	2,091,500	1,720
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	1,177,773	1,718
	COFCO Biotechnology Co. Ltd. Class A	1,031,800	1,718
	Chongqing Department Store Co. Ltd. Class A	477,000	1,716
	CNHTC Jinan Truck Co. Ltd. Class A	829,119	1,716
*	Sumavision Technologies Co. Ltd. Class A	1,459,200	1,715
	Vats Liquor Chain Store Management JSC Ltd. Class A	278,300	1,710
		Shares	Market Value• ($000)
	Dongjiang Environmental Co. Ltd. Class A (XSEC)	1,606,081	1,708
*	Siasun Robot & Automation Co. Ltd. Class A	1,165,640	1,705
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	845,509	1,705
[2]	Shandong Chenming Paper Holdings Ltd. Class H	3,541,406	1,703
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	1,115,200	1,703
	CQ Pharmaceutical Holding Co. Ltd. Class A	2,277,401	1,701
	Henan Yuguang Gold & Lead Co. Ltd. Class A	2,026,300	1,700
*	Shaanxi Construction Machinery Co. Ltd. Class A	1,259,800	1,695
	Zhongshan Public Utilities Group Co. Ltd. Class A	1,257,430	1,693
	Tangshan Jidong Cement Co. Ltd. Class A	930,500	1,690
	Yankershop Food Co. Ltd. Class A	162,369	1,689
	Zhende Medical Co. Ltd. Class A	286,538	1,684
	Xinyu Iron & Steel Co. Ltd. Class A	1,822,100	1,683
	Anker Innovations Technology Co. Ltd. Class A	115,400	1,681
	Zhejiang Huace Film & Television Co. Ltd. Class A	1,902,400	1,678
	Shenzhen Infogem Technologies Co. Ltd. Class A	809,700	1,673
	Renhe Pharmacy Co. Ltd. Class A	1,128,600	1,672
	Xinjiang Tianshan Cement Co. Ltd. Class A	783,700	1,671

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Shanghai Junshi Biosciences Co. Ltd. Class A	221,954	1,671
	Angang Steel Co. Ltd. Class A	2,532,750	1,669
	Shenzhen Desay Battery Technology Co. Class A	252,155	1,666
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	1,076,600	1,662
	China TransInfo Technology Co. Ltd. Class A	795,500	1,662
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	908,570	1,655
	Shanghai AJ Group Co. Ltd. Class A	1,631,100	1,653
	Autobio Diagnostics Co. Ltd. Class A	192,732	1,649
	Beijing SuperMap Software Co. Ltd. Class A	455,102	1,648
	Guangdong South New Media Co. Ltd. Class A	222,495	1,646
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	951,400	1,640
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	264,700	1,638
	Sunflower Pharmaceutical Group Co. Ltd. Class A	728,495	1,627
	DBG Technology Co. Ltd. Class A	748,242	1,626
	Accelink Technologies Co. Ltd. Class A	479,400	1,624
	Wuhan Jingce Electronic Group Co. Ltd. Class A	198,761	1,619
	SGIS Songshan Co. Ltd. Class A	2,336,400	1,617
	Electric Connector Technology Co. Ltd. Class A	246,822	1,612
	Shenzhen Agricultural Products Group Co. Ltd. Class A	1,482,400	1,608
		Shares	Market Value• ($000)
	China Meheco Co. Ltd. Class A	922,364	1,605
*	Dazhong Transportation Group Co. Ltd. Class A	3,104,070	1,600
	Inmyshow Digital Technology Group Co. Ltd.	965,800	1,597
*	Inner Mongolia Xingye Mining Co. Ltd. Class A	1,386,600	1,594
*	Beijing Sanju Environmental Protection & New Material Co. Ltd. Class A	1,671,161	1,591
	YanTai Shuangta Food Co. Ltd. Class A	1,114,400	1,589
	Xiamen Meiya Pico Information Co. Ltd. Class A	660,620	1,588
	Guangxi Wuzhou Communications Co. Ltd. Class A	2,784,880	1,584
	Shanghai Industrial Urban Development Group Ltd.	18,382,739	1,583
	BGI Genomics Co. Ltd. Class A	113,290	1,576
	Juneyao Airlines Co. Ltd. Class A	632,430	1,572
*	Markor International Home Furnishings Co. Ltd. Class A	2,963,600	1,570
	Suofeiya Home Collection Co. Ltd. Class A	590,200	1,556
	Toly Bread Co. Ltd. Class A	314,055	1,542
	Hubei Biocause Pharmaceutical Co. Ltd. Class A	3,029,791	1,538
	Xiamen Intretech Inc. Class A	319,260	1,538
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	356,260	1,536
	Anhui Xinhua Media Co. Ltd. Class A	2,084,372	1,534

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	704,700	1,529
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	936,200	1,524
[2,3]	Everbright Securities Co. Ltd. Class H	1,947,432	1,521
	CSSC Science & Technology Co. Ltd. Class A	759,200	1,518
	Shanghai Pudong Construction Co. Ltd. Class A	1,680,539	1,511
	Loncin Motor Co. Ltd. Class A	2,208,249	1,509
	Eoptolink Technology Inc. Ltd. Class A	339,813	1,508
	Chengdu Leejun Industrial Co. Ltd. Class A	838,700	1,507
	Hytera Communications Corp. Ltd. Class A	1,706,400	1,505
	Hebei Chengde Lolo Co. Class A	929,868	1,502
*	Beijing Ultrapower Software Co. Ltd. Class A	1,702,000	1,502
	Blue Sail Medical Co. Ltd. Class A	663,503	1,499
	Yantai Changyu Pioneer Wine Co. Ltd. Class A	302,331	1,491
	Suzhou TFC Optical Communication Co. Ltd. Class A	369,723	1,482
	Autel Intelligent Technology Corp. Ltd. Class A	148,007	1,480
	Shenzhen World Union Group Inc. Class A	2,523,380	1,479
	Henan Zhongyuan Expressway Co. Ltd. Class A	3,002,840	1,478
		Shares	Market Value• ($000)
*	Visionox Technology Inc. Class A	1,176,672	1,476
	Changchun Faway Automobile Components Co. Ltd. Class A	897,250	1,471
	Monalisa Group Co. Ltd. Class A	494,285	1,471
	Guocheng Mining Co. Ltd. Class A	935,164	1,469
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	836,700	1,464
	Zhejiang Runtu Co. Ltd. Class A	1,053,712	1,456
	Shinva Medical Instrument Co. Ltd. Class A	427,779	1,456
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	675,400	1,455
	Long Yuan Construction Group Co. Ltd. Class A	1,293,300	1,452
	Opple Lighting Co. Ltd. Class A	479,456	1,452
*	Hunan Gold Corp. Ltd. Class A	855,220	1,448
	Lao Feng Xiang Co. Ltd. Class A	192,928	1,447
*	Beijing Jetsen Technology Co. Ltd. Class A	2,250,400	1,442
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	38,654	1,435
	Xiamen ITG Group Corp. Ltd. Class A	1,327,000	1,434
	China Merchants Port Group Co. Ltd. Class A	581,974	1,431
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	329,500	1,426
	Beijing SL Pharmaceutical Co. Ltd. Class A	980,900	1,422

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Jointo Energy Investment Co. Ltd. Hebei Class A	1,779,400	1,422
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	511,800	1,420
*	China Aluminum International Engineering Corp. Ltd. Class A	2,197,500	1,419
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	853,013	1,417
	Luenmei Quantum Co. Ltd. Class A	1,097,170	1,417
	Edan Instruments Inc. Class A	839,800	1,417
	North Huajin Chemical Industries Co. Ltd. Class A	1,535,800	1,416
	Beijing Global Safety Technology Co. Ltd. Class A	441,303	1,414
	Transfar Zhilian Co. Ltd. Class A	1,103,868	1,413
*	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	646,900	1,408
	Jiajiayue Group Co. Ltd. Class A	610,605	1,405
[2]	Hebei Construction Group Corp. Ltd. Class H	5,545,057	1,402
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	793,700	1,396
*	Beijing Orient National Communication Science & Technology Co. Ltd. Class A	1,008,100	1,389
*	Oceanwide Holdings Co. Ltd. Class A	4,993,346	1,389
		Shares	Market Value• ($000)
	Advanced Technology & Materials Co. Ltd. Class A	1,038,800	1,382
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	1,144,700	1,379
*	STO Express Co. Ltd. Class A	1,144,747	1,377
	Wuhan DR Laser Technology Corp. Ltd. Class A	63,300	1,367
	Shenzhen Sunline Tech Co. Ltd. Class A	694,400	1,364
	Sunward Intelligent Equipment Co. Ltd. Class A	1,073,708	1,357
	Beijing Strong Biotechnologies Inc. Class A	569,700	1,357
	Beijing Thunisoft Corp. Ltd. Class A	810,273	1,356
	Grinm Advanced Materials Co. Ltd. Class A	676,800	1,353
	Maccura Biotechnology Co. Ltd. Class A	310,315	1,350
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	1,233,324	1,345
	Qinhuangdao Port Co. Ltd. Class A	3,247,900	1,344
	Anhui Korrun Co. Ltd. Class A	387,100	1,343
*	Sichuan Haite High-tech Co. Ltd. Class A	723,100	1,338
	Shanghai AtHub Co. Ltd. Class A	274,170	1,337
	Shenzhen Tellus Holding Co. Ltd. Class A	604,735	1,329
*	China Tungsten & Hightech Materials Co. Ltd. Class A	637,900	1,323
	Wellhope Foods Co. Ltd. Class A	921,083	1,318

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	174,900	1,308
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	236,229	1,305
*	Genimous Technology Co. Ltd. Class A	1,363,240	1,289
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	283,500	1,284
	Anhui Construction Engineering Group Co. Ltd. Class A	2,114,587	1,280
	Shandong Buchang Pharmaceuticals Co. Ltd. Class A	467,994	1,280
*,1	Fantasia Holdings Group Co. Ltd.	17,749,215	1,278
*	Huafu Fashion Co. Ltd.	1,846,024	1,277
	Shenzhen Ysstech Info-tech Co. Ltd. Class A	833,100	1,277
	KPC Pharmaceuticals Inc. Class A	973,100	1,264
	Guangdong Tapai Group Co. Ltd. Class A	803,509	1,263
*	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	1,490,000	1,261
	Wuhan Department Store Group Co. Ltd. Class A	797,600	1,260
	Sinosteel Engineering & Technology Co. Ltd. Class A	1,105,300	1,257
	Better Life Commercial Chain Share Co. Ltd. Class A	1,193,400	1,254
		Shares	Market Value• ($000)
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd. Class A	1,235,186	1,252
	Chongqing Rural Commercial Bank Co. Ltd. Class A	2,096,300	1,251
	Yijiahe Technology Co. Ltd. Class A	143,360	1,251
	Xinhuanet Co. Ltd. Class A	450,435	1,245
*	Myhome Real Estate Development Group Co. Ltd. Class A	5,020,205	1,244
	Tianjin Capital Environmental Protection Group Co. Ltd. Class H	2,512,869	1,242
	Shenzhen FRD Science & Technology Co. Ltd.	418,601	1,242
[2]	E-House China Enterprise Holdings Ltd.	6,575,549	1,239
	Hangxiao Steel Structure Co. Ltd. Class A	2,212,840	1,234
*	Guizhou Bailing Group Pharmaceutical Co. Ltd. Class A	1,330,336	1,231
	China Railway Tielong Container Logistics Co. Ltd. Class A	1,656,230	1,223
	Jiangling Motors Corp. Ltd. Class A	501,178	1,218
	Guizhou Gas Group Corp. Ltd. Class A	786,060	1,217
	China National Accord Medicines Corp. Ltd. Class A	231,918	1,214
*	China Merchants Land Ltd.	10,861,861	1,213
	Tech-Bank Food Co. Ltd. Class A	1,234,660	1,213
	Suzhou Anjie Technology Co. Ltd. Class A	559,721	1,207

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hexing Electrical Co. Ltd. Class A	655,820	1,206
	Lu Thai Textile Co. Ltd. Class B	2,448,763	1,201
*	Shenzhen Neptunus Bioengineering Co. Ltd. Class A	2,479,900	1,201
	Easyhome New Retail Group Co. Ltd. Class A	1,573,700	1,201
	Nanjing Yunhai Special Metals Co. Ltd. Class A	420,700	1,199
*	Shandong Airlines Co. Ltd. Class B	2,359,377	1,198
	Qingdao Rural Commercial Bank Corp. Class A	2,000,025	1,195
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. Class H	2,434,774	1,193
	Zhejiang Narada Power Source Co. Ltd. Class A	671,600	1,185
*	Guangzhou GRG Metrology & Test Co. Ltd. Class A	294,500	1,184
	Konka Group Co. Ltd. Class A	1,345,700	1,182
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	1,038,400	1,178
	Xiamen Jihong Technology Co. Ltd. Class A	496,984	1,178
	Foran Energy Group Co. Ltd.	769,187	1,170
	Liuzhou Iron & Steel Co. Ltd. Class A	1,379,661	1,170
	First Tractor Co. Ltd. Class A (XSSC)	590,200	1,170
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class A (XSSC)	513,916	1,165
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	314,000	1,164
		Shares	Market Value• ($000)
*	Kama Co. Ltd. Class B	3,399,407	1,159
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd. Class A	1,439,200	1,156
*	China CAMC Engineering Co. Ltd. Class A	1,140,800	1,152
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	1,078,900	1,147
*	CITIC Guoan Information Industry Co. Ltd. Class A	3,251,600	1,141
	Shanghai Pret Composites Co. Ltd. Class A	662,260	1,137
	China World Trade Center Co. Ltd. Class A	533,200	1,134
	Shenzhen Kinwong Electronic Co. Ltd. Class A	278,960	1,127
	BOC International China Co. Ltd. Class A	542,000	1,125
	Luolai Lifestyle Technology Co. Ltd. Class A	551,130	1,123
	People.cn Co. Ltd. Class A	547,300	1,120
	CSG Holding Co. Ltd. Class A	791,732	1,119
	Bank of Qingdao Co. Ltd. Class A	1,519,072	1,118
*	Shang Gong Group Co. Ltd. Class B	2,977,700	1,114
*	Shenzhen Microgate Technology Co. Ltd. Class A	498,800	1,113
	ADAMA Ltd. Class A	933,088	1,102
*	Holitech Technology Co. Ltd. Class A	2,159,500	1,098
*	Tus Environmental Science & Technology Development Co. Ltd. Class A	1,808,193	1,095

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Guangxi Liugong Machinery Co. Ltd. Class A	942,500	1,095
	Keboda Technology Co. Ltd. Class A	105,300	1,089
	Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A	1,537,944	1,083
	Shandong Hi-Speed Road & Bridge Co. Ltd. Class A	1,051,000	1,082
	Client Service International Inc. Class A	412,050	1,082
	Unilumin Group Co. Ltd. Class A	842,477	1,079
	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	178,240	1,064
	Beijing VRV Software Corp. Ltd. Class A	1,199,400	1,052
	Longhua Technology Group Luoyang Co. Ltd. Class A	684,800	1,052
	Shenzhen Leaguer Co. Ltd. Class A	753,600	1,051
	Guangxi Liuzhou Pharmaceutical Co. Ltd. Class A	440,777	1,049
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	913,300	1,048
	Xinhua Winshare Publishing & Media Co. Ltd. Class A (XSSC)	800,952	1,041
	KingClean Electric Co. Ltd. Class A	265,519	1,036
*	GDS Holdings Ltd. Class A	137,770	1,035
*	Huafon Microfibre Shanghai Technology Co. Ltd.	1,458,963	1,031
	Dare Power Dekor Home Co. Ltd. Class A	563,966	1,030
		Shares	Market Value• ($000)
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	777,800	1,023
	Guangzhou Great Power Energy & Technology Co. Ltd. Class A	217,700	1,015
*	Aerospace Hi-Tech Holdings Grp Ltd. Class A	772,084	1,014
	Shandong Xiantan Co. Ltd. Class A	917,100	1,014
	Lakala Payment Co. Ltd. Class A	269,300	1,014
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd. Class A	483,991	1,010
	China Oilfield Services Ltd. Class A	430,400	998
	Rainbow Digital Commercial Co. Ltd. Class A	1,000,592	994
	Jiangxi Huangshanghuang Group Food Co. Ltd. Class A	458,100	992
*	New Oriental Education & Technology Group Inc.	487,370	987
	Beken Corp. Class A	107,100	983
	Shanghai Industrial Development Co. Ltd. Class A	1,619,800	982
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	958,095	982
	Gansu Shangfeng Cement Co. Ltd. Class A	360,100	978
	Winner Medical Co. Ltd. Class A	83,064	977
*	Berry Genomics Co. Ltd. Class A	321,450	975
	Yanzhou Coal Mining Co. Ltd. Class A (XSSC)	274,500	974
	CETC Digital Technology Co. Ltd. Class A	184,900	968
	Beijing North Star Co. Ltd. Class H	6,015,613	965

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Zhejiang Communications Technology Co. Ltd.	1,187,501	964
	Xinjiang Xintai Natural Gas Co. Ltd. Class A	221,741	962
*	CSG Smart Science&Technology Co. Ltd. Class A	483,700	959
*	Orient Group Inc. Class A	2,098,600	957
	Jiangsu Expressway Co. Ltd. Class A (XSSC)	717,873	953
[2]	Wisdom Education International Holdings Co. Ltd.	5,559,822	952
	Shanghai Maling Aquarius Co. Ltd. Class A	778,100	951
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	601,800	951
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	332,643	950
	Konfoong Materials International Co. Ltd. Class A	150,800	945
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	373,617	941
	Yotrio Group Co. Ltd. Class A	1,733,900	939
	Gansu Qilianshan Cement Group Co. Ltd. Class A	622,200	938
*	Luoniushan Co. Ltd. Class A	869,300	929
	Tongyu Heavy Industry Co. Ltd. Class A	1,883,600	928
	ZheJiang Dali Technology Co. Ltd. Class A	312,320	927
	Chengdu Hongqi Chain Co. Ltd. Class A	1,167,833	926
	Zhuhai Bojay Electronics Co. Ltd. Class A	115,100	922
		Shares	Market Value• ($000)
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	413,600	917
*	Youzu Interactive Co. Ltd. Class A	441,400	914
	Zhejiang Semir Garment Co. Ltd. Class A	778,119	914
*	Kunshan Kersen Science & Technology Co. Ltd. Class A	572,200	913
	Shandong New Beiyang Information Technology Co. Ltd. Class A	750,600	911
	Chongqing Water Group Co. Ltd. Class A	1,034,900	908
*	Shenzhen SDG Information Co. Ltd. Class A	966,740	906
	FAWER Automotive Parts Co. Ltd. Class A	1,018,610	902
	Fujian Longking Co. Ltd. Class A	710,193	902
	Shanghai Runda Medical Technology Co. Ltd. Class A	557,000	901
	Suzhou Good-Ark Electronics Co. Ltd. Class A	396,500	893
	Shandong Humon Smelting Co. Ltd. Class A	497,500	892
*	Shengda Resources Co. Ltd. Class A	493,300	892
	Shanghai Dazhong Public Utilities Group Co. Ltd. Class A	1,512,000	887
	Skyworth Digital Co. Ltd. Class A	783,757	887
	Shanghai Kinetic Medical Co. Ltd. Class A	560,300	877
	Hand Enterprise Solutions Co. Ltd. Class A	845,500	872
	Greattown Holdings Ltd. Class A	1,564,400	866

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Digital China Information Service Co. Ltd. Class A	496,802	866
	Chongqing Dima Industry Co. Ltd. Class A	2,361,340	853
	Dongjiang Environmental Co. Ltd. Class H	1,853,159	845
	Guangdong Aofei Data Technology Co. Ltd. Class A	251,957	835
*	Zhejiang Jingu Co. Ltd. Class A	755,112	833
*	Aotecar New Energy Technology Co. Ltd. Class A	1,654,000	831
	Central China Real Estate Ltd.	5,524,334	830
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	42,000	827
*,3	Yixin Group Ltd.	4,389,500	820
*,2	Colour Life Services Group Co. Ltd.	4,674,895	819
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	585,100	807
*	Hongli Zhihui Group Co. Ltd. Class A	457,100	806
*	China High Speed Railway Technology Co. Ltd. Class A	2,362,313	804
	Xiamen Comfort Science & Technology Group Co. Ltd. Class A	465,800	791
	Shenzhen Das Intellitech Co. Ltd. Class A	1,483,800	789
	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	423,300	783
*	Alpha Group Class A	989,100	779
	Jiangxi Wannianqing Cement Co. Ltd. Class A	433,690	777
		Shares	Market Value• ($000)
	China Harzone Industry Corp. Ltd. Class A	614,775	776
	Guomai Technologies Inc. Class A	850,700	761
*	Anhui Tatfook Technology Co. Ltd. Class A	547,916	756
	Realcan Pharmaceutical Group Co. Ltd. Class A	1,363,100	751
	Qingdao Hanhe Cable Co. Ltd. Class A	1,110,930	749
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	88,153	743
	JL Mag Rare-Earth Co. Ltd. Class A	120,440	737
*	Innuovo Technology Co. Ltd. Class A	889,700	736
	Bank of Suzhou Co. Ltd. Class A	681,500	734
	Tibet Tianlu Co. Ltd. Class A	734,904	729
	Shandong Chenming Paper Holdings Ltd. Class A (XSEC)	659,200	728
	Black Peony Group Co. Ltd. Class A	653,000	725
	Shenzhen Gongjin Electronics Co. Ltd. Class A	582,100	723
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	657,976	721
*	Huazhu Group Ltd.	154,750	718
*	Tahoe Group Co. Ltd. Class A	2,304,845	714
*	INKON Life Technology Co. Ltd. Class A	315,700	713
*	Beijing Watertek Information Technology Co. Ltd. Class A	1,368,500	710

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Fujian Aonong Biological Technology Group Inc. Ltd. Class A	445,341	708
	Vatti Corp. Ltd. Class A	763,400	703
	Guangdong Topstar Technology Co. Ltd. Class A	299,460	703
	Dongguan Development Holdings Co. Ltd. Class A	439,100	699
	Shenzhen Anche Technologies Co. Ltd. Class A	233,410	695
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	716,800	694
	Shanghai Baosight Software Co. Ltd. Class A	62,800	688
*	Tongdao Liepin Group	475,879	680
	Xinjiang Communications Construction Group Co. Ltd. Class A	409,000	677
	JSTI Group Class A	760,180	672
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd. Class A	493,500	667
	Anhui Genuine New Materials Co. Ltd. Class A	185,100	662
	Shenzhen Aisidi Co. Ltd. Class A	389,000	652
	Deppon Logistics Co. Ltd. Class A	375,100	641
	Canny Elevator Co. Ltd. Class A	560,800	639
	Jiangsu Huaxicun Co. Ltd. Class A	698,300	634
	EIT Environmental Development Group Co. Ltd. Class A	139,803	633
		Shares	Market Value• ($000)
	263 Network Communications Co. Ltd. Class A	1,064,126	625
	Shenzhen Expressway Co. Ltd. Class A (XSSC)	409,548	622
*	Sichuan Languang Development Co. Ltd. Class A	2,280,500	617
	Hangzhou Boiler Group Co. Ltd. Class A	192,140	617
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd. Class A	129,400	615
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	524,300	613
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	128,808	613
*	Beijing Orient Landscape & Environment Co. Ltd. Class A	1,354,600	601
*,1	Boshiwa International Holding Ltd.	2,777,000	600
	Streamax Technology Co. Ltd. Class A	112,900	588
	Fujian Longma Environmental Sanitation Equipment Co. Ltd. Class A	297,940	583
	Beijing Ctrowell Technology Corp. Ltd. Class A	383,100	569
	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co. Class A	116,203	561
	Feitian Technologies Co. Ltd. Class A	276,200	557
	PhiChem Corp. Class A	200,760	556
*	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	341,189	555

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hainan Ruize New Building Material Co. Ltd. Class A	990,300	547
	Sichuan Teway Food Group Co. Ltd. Class A	136,402	529
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	445,100	528
	Hangzhou Century Co. Ltd. Class A	548,259	527
	Tangrenshen Group Co. Ltd. Class A	524,700	515
	Qingdao Port International Co. Ltd. Class A	592,220	512
	Shanghai Kehua Bio-Engineering Co. Ltd. Class A	238,400	512
	Wasu Media Holding Co. Ltd. Class A	446,500	510
*,1,2	China Fishery Group Ltd.	9,033,000	509
	Shanghai Yaoji Technology Co. Ltd. Class A	191,700	508
	Three Squirrels Inc. Class A	75,800	503
	Western Region Gold Co. Ltd. Class A	274,900	498
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	367,000	498
	Shanghai Haohai Biological Technology Co. Ltd. Class A	20,132	491
	Shenzhen Center Power Tech Co. Ltd. Class A	187,620	487
	Hangzhou Shunwang Technology Co. Ltd. Class A	220,700	485
	Shanghai Highly Group Co. Ltd. Class B	963,000	484
		Shares	Market Value• ($000)
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	524,600	475
*	Bestway Marine & Energy Technology Co. Ltd. Class A	683,500	474
	Double Medical Technology Inc. Class A	62,550	450
	Jiangsu Guoxin Corp. Ltd. Class A	441,000	447
*	HyUnion Holding Co. Ltd. Class A	496,400	434
*	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	491,300	431
	Chongqing Zaisheng Technology Corp. Ltd. Class A	246,900	430
	China West Construction Group Co. Ltd. Class A	382,477	429
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	522,800	423
	Kunming Yunnei Power Co. Ltd. Class A	825,800	419
	Tianjin Teda Co. Ltd. Class A	674,400	417
	Shenzhen Sinovatio Technology Co. Ltd. Class A	89,469	416
*	Doushen Beijing Education & Technology Inc. Class A	738,495	413
	Yonggao Co. Ltd. Class A	583,500	402
	Beijing Compass Technology Development Co. Ltd. Class A	79,200	402
	Chinalin Securities Co. Ltd. Class A	242,200	396
*	Sou Yu Te Group Co. Ltd. Class A	1,700,800	391

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	286,200	378
	Eastern Communications Co. Ltd. Class A (XSSC)	231,200	372
	City Development Environment Co. Ltd.	238,900	369
	Tibet Cheezheng Tibetan Medicine Co. Ltd. Class A	94,700	366
*	Guangdong Advertising Group Co. Ltd. Class A	509,300	361
	Contec Medical Systems Co. Ltd. Class A	72,500	361
	Beijing Science Sun Pharmaceutical Co. Ltd. Class A	208,200	357
*	Bluedon Information Security Technology Co. Ltd. Class A	676,900	352
	Hwa Create Co. Ltd. Class A	236,700	315
	Beijing Wanji Technology Co. Ltd. Class A	84,600	310
	Shanghai Phoenix Enterprise Group Co. Ltd. Class B	746,700	289
	Fujian Green Pine Co. Ltd. Class A	177,800	275
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	69,200	247
	CITIC Press Corp. Class A	53,860	244
*,1	China Lumena New Materials Corp.	337,200	217
	Shandong Dawn Polymer Co. Ltd. Class A	93,900	214
*,1	China Lumena New Materials Corp. Rights Exp. 12/31/21	337,200	206
		Shares	Market Value• ($000)
*,1	China Forestry Holdings Co. Ltd.	3,050,000	—
*,1,2	Midas Holdings Ltd.	16,595,800	—
*,1,3	Tianhe Chemicals Group Ltd.	20,635,827	—
*,1,2	China Huishan Dairy Holdings Co. Ltd.	45,054,011	—
*,1	Qunxing Paper Holdings Co. Ltd.	1,573,000	—
*,1	China Animal Healthcare Ltd.	4,917,000	—
*,1	Trony Solar Holdings Co. Ltd.	1,562,000	—
*,1	China Fiber Optic Network System Group Ltd.	14,959,600	—
*,1	Hua Han Health Industry Holdings Ltd.	13,393,764	—
*,1	CT Environmental Group Ltd.	28,987,223	—
			37,090,019
Colombia (0.1%)
	Ecopetrol SA	65,638,669	49,625
	Bancolombia SA ADR	1,177,009	42,290
	Interconexion Electrica SA ESP	5,333,701	32,024
	Bancolombia SA Preference Shares	2,979,267	26,741
	Grupo de Inversiones Suramericana SA	3,225,298	18,800
	Bancolombia SA	1,810,767	16,195
	Grupo Aval Acciones y Valores SA Preference Shares	50,888,201	15,540
	Grupo Argos SA	3,957,752	12,402
*	Banco Davivienda SA Preference Shares	1,191,384	10,728
	Cementos Argos SA	6,289,689	10,606
	Grupo de Inversiones Suramericana SA Preference Shares	763,739	3,831

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Grupo Aval Acciones y Valores SA ADR	275,564	1,662
	Ecopetrol SA ADR	4,161	63
			240,507
Cyprus (0.0%)
*,1	Cyprus Popular Bank PCL	12,597,118	—
Czech Republic (0.0%)
	CEZ A/S	2,118,837	69,980
*	Komercni Banka A/S	1,009,622	39,161
*,3	Moneta Money Bank A/S	4,597,826	18,006
	O2 Czech Republic A/S	526,378	6,044
	Philip Morris CR A/S	6,807	4,837
			138,028
Denmark (1.6%)
	Novo Nordisk A/S Class B	20,553,072	2,253,745
	DSV A/S	2,539,208	590,156
	Vestas Wind Systems A/S	13,060,263	564,590
[3]	Orsted A/S	2,441,004	344,774
*	Genmab A/S	765,893	344,079
	Coloplast A/S Class B	1,716,211	280,288
	AP Moller - Maersk A/S Class B	73,134	211,939
	Carlsberg A/S Class B	1,272,226	210,065
	Novozymes A/S Class B	2,585,007	190,150
	Pandora A/S	1,251,421	175,118
	AP Moller - Maersk A/S Class A	54,751	150,328
	Danske Bank A/S	8,659,140	146,527
	Chr Hansen Holding A/S	1,342,137	106,831
	GN Store Nord A/S	1,680,255	102,104
	Tryg A/S	4,041,206	95,910
	Royal Unibrew A/S	629,125	78,153
*	Demant A/S	1,359,733	65,917
	SimCorp A/S	527,357	63,860
[2]	Ambu A/S Class B	2,218,106	63,143
[3]	Netcompany Group A/S	435,479	49,589
*	ISS A/S	2,403,494	47,961
		Shares	Market Value• ($000)
	Ringkjoebing Landbobank A/S	360,667	45,819
*,2	Bavarian Nordic A/S	822,174	39,444
	ROCKWOOL International A/S Class B	82,158	37,572
*	ALK-Abello A/S Class B	86,636	37,548
*	Jyske Bank A/S (Registered)	760,595	37,107
	Topdanmark A/S	565,498	30,012
*	NKT A/S	562,223	27,090
	Sydbank A/S	763,203	26,228
	FLSmidth & Co. A/S	651,463	24,769
	H Lundbeck A/S	768,858	21,412
*	Dfds A/S	391,041	20,267
	Chemometec A/S	132,225	20,050
[3]	Scandinavian Tobacco Group A/S	830,756	18,680
*	Zealand Pharma A/S	573,284	18,396
	Schouw & Co. A/S	148,498	14,444
*	NTG Nordic Transport Group A/S	176,286	14,413
	Spar Nord Bank A/S	988,043	12,734
*	Nilfisk Holding A/S	339,185	11,830
*	Drilling Co. of 1972 A/S	276,258	9,903
	D/S Norden A/S	328,823	7,946
[2]	Alm Brand A/S	820,049	6,327
			6,617,218
Egypt (0.0%)
*	Commercial International Bank Egypt SAE	22,668,278	73,794
*	Egypt Kuwait Holding Co. SAE	10,378,452	14,149
	Eastern Co. SAE	12,010,090	8,863
*	Fawry for Banking & Payment Technology Services SAE	7,973,141	7,629
*	Egyptian Financial Group-Hermes Holding Co.	9,151,532	7,258
	Talaat Moustafa Group	11,451,015	5,411
	ElSewedy Electric Co.	9,153,110	5,031

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Six of October Development & Investment	2,733,433	3,199
	Telecom Egypt Co.	3,596,565	3,101
	Oriental Weavers	4,962,658	2,614
	Palm Hills Developments SAE	20,964,312	2,566
	Medinet Nasr Housing	7,741,055	1,161
*	Pioneers Properties	4,549,802	857
*	Gadwa for Industrial Development	4,549,802	339
*	Aspire Capital Holding for Financial Investments	4,549,802	87
			136,059
Finland (0.9%)
	Nordea Bank Abp Class A	47,630,800	582,766
*	Nokia OYJ	72,750,387	417,552
	Kone OYJ Class B	5,089,098	347,072
	Sampo OYJ Class A	6,512,076	346,191
	Neste OYJ	5,405,095	300,911
	UPM-Kymmene OYJ	6,873,490	242,572
	Fortum OYJ	5,560,681	165,375
	Stora Enso OYJ	7,440,755	123,811
	Kesko OYJ Class B	3,476,741	113,149
	Elisa OYJ	1,857,668	112,111
	Knorr-Bremse AG	862,776	91,059
	Wartsila OYJ Abp	6,315,447	87,584
	Metso Outotec OYJ	7,883,831	79,204
	Valmet OYJ	1,729,043	70,192
	Nokian Renkaat OYJ	1,767,957	66,391
	Orion OYJ Class B	1,354,056	58,635
	Kojamo OYJ	2,496,414	55,931
	Huhtamaki OYJ	1,231,769	53,709
*	QT Group OYJ	253,435	41,004
	TietoEVRY OYJ	1,326,514	40,681
	Konecranes OYJ Class A	956,387	39,780
	Cargotec OYJ Class B	640,424	33,164
*	Outokumpu OYJ	4,303,478	26,806
	Neles OYJ	1,428,355	21,404
	Metsa Board OYJ	2,233,033	20,667
	Kemira OYJ	1,277,438	19,619
		Shares	Market Value• ($000)
	Revenio Group OYJ	250,870	16,554
	Uponor OYJ	655,472	16,011
	Tokmanni Group Corp.	607,425	13,821
	Sanoma OYJ	860,232	13,391
[3]	Terveystalo OYJ	861,251	11,210
	YIT OYJ	1,891,941	11,150
[2]	Citycon OYJ	1,132,296	9,307
	F-Secure OYJ	1,495,785	8,440
*,2	Finnair OYJ	7,848,242	5,995
	Raisio OYJ	1,395,180	5,649
*,1	Ahlstrom-Munksjo OYJ	147,156	3,035
	Oriola OYJ Class B	1,313,643	3,011
			3,674,914
France (6.2%)
	LVMH Moet Hennessy Louis Vuitton SE	3,229,627	2,532,420
	TotalEnergies SE	31,411,561	1,572,933
	Sanofi	14,054,428	1,411,685
	Schneider Electric SE	6,840,140	1,179,364
*	L'Oreal SA Loyalty Shares	2,539,491	1,161,702
	BNP Paribas SA	14,008,478	937,689
*	Airbus SE	7,189,800	922,322
*	Air Liquide SA Loyalty Shares	5,230,422	873,260
	EssilorLuxottica SA	3,815,889	789,497
	AXA SA	24,841,348	722,709
	Kering SA	949,252	712,447
	Vinci SA	6,472,392	691,965
	Hermes International	400,419	635,831
	Pernod Ricard SA	2,700,104	621,187
	Safran SA	4,502,331	605,968
	Danone SA	7,759,689	505,822
	Dassault Systemes SE	8,655,828	505,478
	Capgemini SE	2,022,991	471,687
	Cie de Saint-Gobain	6,133,667	423,300
	STMicroelectronics NV	8,181,676	388,456
	Legrand SA	3,465,438	378,045
	Cie Generale des Etablissements Michelin SCA	2,257,261	354,881
	Societe Generale SA	10,026,521	334,925
	Teleperformance	751,316	313,834
	Orange SA	24,693,752	269,284

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	Veolia Environnement SA	7,892,222	257,752
*	Engie SA	17,239,397	245,233
	Credit Agricole SA	15,974,985	241,014
	Publicis Groupe SA	2,930,205	196,715
	Eurofins Scientific SE	1,570,866	185,386
*,3	Worldline SA	3,143,013	183,288
	L'Oreal SA	397,750	181,953
	Edenred	3,222,539	174,376
	Sartorius Stedim Biotech	310,275	171,015
	Carrefour SA	8,102,449	146,686
	Alstom SA	3,809,231	135,753
	Air Liquide SA	781,675	130,507
	Vivendi SE	9,615,930	123,878
	Thales SA	1,337,578	123,430
[3]	Euronext NV	1,060,795	119,344
	Bureau Veritas SA	3,686,117	117,163
	Arkema SA	855,084	116,970
	Suez SA	4,945,445	112,590
	Bouygues SA	2,762,479	111,923
	Eiffage SA	993,565	102,263
	Gecina SA	685,605	95,943
	Valeo	3,121,915	91,728
	Getlink SE	5,933,215	91,319
*	Renault SA	2,391,578	86,178
*	Accor SA	2,373,701	84,946
*	L'Oreal SA (Registered)	178,621	81,711
*	Rexel SA	3,919,933	77,913
*	Electricite de France SA Loyalty Shares	5,229,788	77,076
	Bollore SA	12,610,970	73,297
*	SOITEC	275,081	73,241
	BioMerieux	554,178	70,585
	SCOR SE	2,029,368	68,319
	Orpea SA	640,513	66,904
[3]	Amundi SA	740,108	65,942
*	Ubisoft Entertainment SA	1,238,240	64,839
	Remy Cointreau SA	318,272	64,294
	Atos SE	1,230,761	64,212
	Alten SA	371,908	59,929
	Faurecia SE	1,123,017	58,653
[3]	La Francaise des Jeux SAEM	1,119,214	58,116
*	Klepierre SA	2,414,275	57,475
	Covivio	643,025	55,695
*	Sodexo SA	566,589	55,123
*	Sodexo SA ACT Loyalty Shares	560,589	54,539
		Shares	Market Value• ($000)
*,2	Elis SA (XLON)	2,828,361	53,696
	CNP Assurances	1,983,863	49,706
*	SEB SA Loyalty Shares	317,033	49,676
*	Aeroports de Paris	366,399	48,887
	Wendel SE	362,960	48,350
	Ipsen SA	448,521	46,419
*	TechnipFMC plc	5,987,783	44,556
	SES SA FDR	4,930,806	44,285
*	Eurazeo SE	448,928	42,080
	Nexans SA	397,901	39,923
	Engie SA	2,781,406	39,566
	SPIE SA	1,623,979	39,490
	Rubis SCA	1,228,680	39,378
	Sopra Steria Group SACA	186,963	36,760
	Eutelsat Communications SA	2,354,497	33,465
	ICADE	426,693	33,462
	Dassault Aviation SA	316,263	33,051
	Gaztransport Et Technigaz SA	344,698	28,493
	Korian SA	853,744	28,441
*	Technip Energies NV	1,776,420	27,340
	Virbac SA	53,933	27,336
	Nexity SA	581,238	26,573
[3]	Verallia SA	695,914	25,765
*	JCDecaux SA	935,877	24,417
	Electricite de France SA	1,533,188	22,596
	IPSOS	477,294	22,370
	Imerys SA	501,224	21,726
*	Engie SA Loyalty Shares 2022	1,468,757	20,893
	Faurecia SE (MTAA)	401,887	20,730
	Cie Plastic Omnium SA	726,789	20,177
	Coface SA	1,369,100	19,575
	Trigano SA	103,557	19,439
	Societe BIC SA	329,885	19,176
*,2	Air France-KLM	3,998,599	18,833
*,2	Casino Guichard Perrachon SA	726,922	18,126
*,3	Neoen SA	374,108	17,225
	Metropole Television SA	769,831	16,970
*,2	Vallourec SA	1,995,194	15,950
	Interparfums SA	190,136	15,383
	Somfy SA	78,068	15,326
	Rothschild & Co.	330,054	14,558
[3]	ALD SA	975,560	14,541
	Fnac Darty SA	222,216	14,427

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Television Francaise 1	1,340,927	14,356
[3]	Maisons du Monde SA	588,575	13,353
*	Derichebourg SA	1,140,224	12,976
	Eurazeo SE	119,767	11,226
*,3	Elior Group SA	1,393,018	11,021
*	Albioma Prime Fidelite	266,483	10,483
*	Eramet SA	121,684	10,169
*	ID Logistics Group	27,401	10,076
	Quadient SA	415,113	9,924
*,2	Solutions 30 SE	1,066,206	9,647
*	Voltalia SA (Registered)	361,521	9,414
	Mercialys SA	804,954	8,744
*,2	Akka Technologies	152,661	8,453
	Robertet SA	7,612	8,358
*	Lagardere SA	313,408	8,286
	SEB SA	52,804	8,274
	Peugeot Invest	57,472	8,016
	Vicat SA	173,210	7,392
*	Beneteau SA	477,760	7,294
	Mersen SA	192,964	7,239
*	CGG SA	9,210,790	6,661
*,3	X-Fab Silicon Foundries SE	660,018	6,592
	Cie de L'Odet SE	4,183	6,318
	Altarea SCA	29,515	6,311
	Pharmagest Interactive	54,344	5,964
	Manitou BF SA	163,214	5,547
	Carmila SA	365,658	5,541
*	Lisi SA Loyalty Shares 2022	193,050	5,369
	Bonduelle SCA	204,510	5,240
	Vilmorin & Cie SA	64,378	4,093
	Jacquet Metals SACA	140,524	3,427
*	SEB SA (Registered)	19,567	3,066
*,2	GL Events	139,100	2,940
*,3	SMCP SA	322,686	2,650
*,2	Tarkett SA	112,265	2,587
	Guerbet	58,338	2,575
	AKWEL	96,802	2,472
	Albioma SA	59,692	2,348
	Boiron SA	41,898	2,028
*,2	Rallye SA	297,838	1,916
*	Etablissements Maurel et Prom SA	527,427	1,519
*	Elis SA (XPAR)	40,842	775
*	Bourbon Corp.	174,098	740
		Shares	Market Value• ($000)
*	Albioma SA Loyalty Shares 2022	17,175	676
*,1	Bourbon Corp.	75,188	319
	LISI	10,792	300
*	Bourbon Corp. Loyalty Shares 2022	1,339	6
			25,733,724
Germany (5.3%)
	SAP SE	14,338,030	2,076,307
	Siemens AG (Registered)	9,727,632	1,581,538
	Allianz SE (Registered)	5,320,067	1,235,375
	Daimler AG (Registered)	10,879,899	1,079,965
	BASF SE	11,843,652	852,431
	adidas AG	2,478,471	811,207
	Infineon Technologies AG	16,863,223	789,728
	Deutsche Telekom AG (Registered)	42,276,044	786,214
	Deutsche Post AG (Registered)	12,626,958	781,697
	Bayer AG (Registered)	12,711,239	716,376
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,812,606	536,688
	Volkswagen AG Preference Shares	2,349,713	527,350
	Vonovia SE	7,438,035	451,212
	Bayerische Motoren Werke AG	4,128,216	417,099
	Merck KGaA	1,671,203	394,947
	Deutsche Boerse AG	2,367,769	393,066
	E.ON SE	28,034,030	355,466
*	Deutsche Bank AG (Registered)	26,349,859	338,472
	RWE AG	8,162,739	314,197
*,3	Delivery Hero SE	2,422,951	302,203
*,3	Zalando SE	2,813,642	265,835
	Fresenius SE & Co. KGaA	5,313,519	241,519
[3]	Siemens Healthineers AG	3,580,805	238,145
	Symrise AG Class A	1,640,036	226,853
	Sartorius AG Preference Shares	321,792	208,437

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Porsche Automobil Holding SE Preference Shares	1,984,561	206,546
	Henkel AG & Co. KGaA Preference Shares	2,255,277	202,045
	Brenntag SE	2,004,827	190,736
	Fresenius Medical Care AG & Co. KGaA	2,647,245	175,854
*	HelloFresh SE	2,099,072	170,106
*	Continental AG	1,400,298	164,635
	Puma SE	1,287,954	159,771
*	Siemens Energy AG	5,542,184	159,064
*	QIAGEN NV	2,867,138	157,988
	MTU Aero Engines AG	695,506	154,915
[3]	Covestro AG	2,331,515	149,307
	HeidelbergCement AG	1,936,283	145,812
	Hannover Rueck SE	780,496	142,506
	LEG Immobilien SE	946,298	140,755
	Beiersdorf AG	1,300,963	138,336
	Volkswagen AG	423,377	137,639
	KION Group AG	1,037,224	113,295
	Henkel AG & Co. KGaA	1,310,202	109,418
	Aroundtown SA	15,472,676	107,528
	GEA Group AG	2,165,385	106,648
*	Commerzbank AG	13,567,212	99,080
	Carl Zeiss Meditec AG	475,081	95,677
*	Evotec SE	1,899,788	92,092
	Nemetschek SE	717,463	82,377
	Evonik Industries AG	2,512,159	81,396
	Bechtle AG	1,058,911	79,433
	LANXESS AG	1,138,482	76,714
[3]	Scout24 SE	1,037,766	72,276
	Bayerische Motoren Werke AG Preference Shares	770,707	65,696
*	thyssenkrupp AG	6,044,349	62,920
[2]	Deutsche Wohnen SE	1,193,264	61,124
	Uniper SE	1,257,650	55,596
*	CTS Eventim AG & Co. KGaA	757,303	55,079
	Rheinmetall AG	562,290	54,557
		Shares	Market Value• ($000)
	United Internet AG (Registered)	1,433,079	52,881
	FUCHS PETROLUB SE Preference Shares	1,089,569	52,257
*,2	Deutsche Lufthansa AG (Registered)	7,697,560	50,885
	TAG Immobilien AG	1,656,334	50,321
*,3	Auto1 Group SE	1,206,778	47,481
[2]	alstria office REIT-AG	2,377,529	44,440
*,2	zooplus AG	80,098	44,301
	Rational AG	43,686	43,360
[2]	HUGO BOSS AG	687,642	43,058
	Freenet AG	1,668,050	42,961
*	K+S AG (Registered)	2,461,612	42,419
[2]	Hella GmbH & Co. KGaA	587,560	40,753
	Aurubis AG	467,832	40,313
[3]	Befesa SA	518,619	38,585
[2]	Siltronic AG (XETR)	244,040	38,073
[2]	Gerresheimer AG	412,725	37,869
*,2	Sixt SE	213,904	36,880
	Wacker Chemie AG	197,702	35,726
	Talanx AG	727,482	34,985
	ProSiebenSat.1 Media SE	2,034,170	34,074
	Grand City Properties SA	1,307,920	33,501
	AIXTRON SE	1,402,614	33,312
*	Hypoport SE	53,683	33,049
	CANCOM SE	474,980	32,838
	Jungheinrich AG Preference Shares	643,737	32,646
*	Fraport AG Frankfurt Airport Services Worldwide	455,480	32,599
*,3	TeamViewer AG	2,064,487	30,813
	Vantage Towers AG	893,617	30,733
	Duerr AG	655,488	29,709
	RTL Group SA	499,089	28,826
	Software AG	691,717	28,449
[2]	Varta AG	184,266	28,397
[2]	Encavis AG	1,346,591	28,219
	Stroeer SE & Co. KGaA	329,698	27,961

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Eckert & Ziegler Strahlen- und Medizintechnik AG	180,586	27,040
[2]	Aareal Bank AG	844,009	26,979
	CompuGroup Medical SE & Co. KGaA	317,918	26,575
	Jenoptik AG	674,060	25,802
*,2	Nordex SE	1,318,008	24,221
	Stabilus SA	300,912	22,597
	Dermapharm Holding SE	223,197	22,450
	Telefonica Deutschland Holding AG	8,592,324	22,387
	Fielmann AG	336,801	22,210
[3]	Deutsche Pfandbriefbank AG	1,748,638	21,697
	IP Group plc	12,945,988	21,365
	METRO AG	1,686,726	21,322
*	MorphoSys AG	443,602	20,879
	VERBIO Vereinigte BioEnergie AG	258,280	20,536
	Krones AG	199,078	20,516
	Pfeiffer Vacuum Technology AG	80,435	20,078
[3]	DWS Group GmbH & Co. KGaA	455,477	19,702
	HOCHTIEF AG	252,740	19,499
*	Salzgitter AG	514,848	18,890
	Norma Group SE	422,341	18,144
	1&1 AG	609,608	17,743
*	Nagarro SE	85,021	17,105
	Traton SE	648,762	16,753
	Suedzucker AG	1,041,324	16,520
	Sartorius AG	26,854	16,502
*,2	flatexDEGIRO AG	724,950	16,468
[2,3]	ADLER Group SA	1,195,390	16,216
*	Vitesco Technologies Group AG	280,236	16,068
[2]	S&T AG	659,921	15,858
	PATRIZIA AG	519,762	14,364
	Hornbach Holding AG & Co. KGaA	110,375	13,958
[2]	Deutsche EuroShop AG	680,973	13,861
	Sixt SE Preference Shares	138,903	13,762
	STRATEC SE	85,445	13,646
	Bilfinger SE	386,977	13,600
[2]	GRENKE AG	347,912	13,566
		Shares	Market Value• ($000)
*,2,3	Shop Apotheke Europe NV	88,999	13,497
*	Deutz AG	1,601,266	13,421
[3]	Instone Real Estate Group SE	505,955	13,338
	Atoss Software AG	55,825	12,633
*	Kloeckner & Co. SE	939,634	12,624
*	Global Fashion Group SA	1,290,955	11,624
	Wacker Neuson SE	346,122	11,362
*	CECONOMY AG	2,304,057	11,241
	DIC Asset AG	621,649	10,912
	KWS Saat SE & Co. KGaA	111,936	9,555
	FUCHS PETROLUB SE	240,975	8,878
	Indus Holding AG	222,679	8,762
	Schaeffler AG Preference Shares	1,044,928	8,303
	Basler AG	44,715	8,242
	Washtec AG	126,486	8,231
	Secunet Security Networks AG	15,016	7,882
	Deutsche Beteiligungs AG	166,727	7,704
	New Work SE	27,702	6,763
	Zeal Network SE	151,661	6,665
	Draegerwerk AG & Co. KGaA Preference Shares	84,166	6,631
	Vossloh AG	119,464	6,401
[2]	SMA Solar Technology AG	116,933	6,183
	Hamburger Hafen und Logistik AG	274,419	6,156
*	SGL Carbon SE	642,560	6,145
	BayWa AG	142,057	6,009
*	Koenig & Bauer AG	165,028	5,823
	Takkt AG	348,326	5,692
	Hensoldt AG	328,019	5,306
*	ElringKlinger AG	369,808	5,224
	Wuestenrot & Wuerttembergische AG	236,343	4,923
	Draegerwerk AG & Co. KGaA	46,714	3,483
	Bertrandt AG	50,895	3,320
	Hornbach Baumarkt AG	68,412	3,075
	CropEnergies AG	191,953	2,755

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Siltronic AG	15,737	2,485
	Steico SE	4,205	550
			22,232,599
Greece (0.1%)
	OPAP SA	2,683,599	41,911
	Hellenic Telecommunications Organization SA	2,224,075	39,486
*	Eurobank Ergasias Services & Holdings SA	33,635,680	35,328
*	Alpha Services & Holdings SA	27,268,337	34,763
	Mytilineos SA	1,452,466	26,543
*	National Bank of Greece SA	7,251,171	22,897
	JUMBO SA	1,410,565	20,995
*	Public Power Corp. SA	1,518,444	16,518
	Hellenic Telecommunications Organization SA ADR	1,489,798	13,229
*	Piraeus Financial Holdings SA	7,488,992	12,798
*	Motor Oil Hellas Corinth Refineries SA	670,084	11,374
*	GEK Terna Holding Real Estate Construction SA	983,228	11,023
	Terna Energy SA	514,380	6,955
*	LAMDA Development SA	714,968	5,893
*	Fourlis Holdings SA	1,023,016	4,547
	Holding Co. ADMIE IPTO SA	1,500,090	4,428
*	Ellaktor SA	2,581,045	4,110
	Hellenic Petroleum SA	578,986	3,992
	Sarantis SA	375,383	3,790
	Viohalco SA	638,923	3,234
*,1	FF Group	554,339	3,076
	Hellenic Exchanges - Athens Stock Exchange SA	690,883	2,960
	Athens Water Supply & Sewage Co. SA	282,328	2,471
*	Aegean Airlines SA	300,788	1,805
			334,126
		Shares	Market Value• ($000)
Hong Kong (1.9%)
	AIA Group Ltd.	156,693,654	1,756,068
	Hong Kong Exchanges & Clearing Ltd.	16,405,351	988,287
	Techtronic Industries Co. Ltd.	16,167,790	332,171
	Sun Hung Kai Properties Ltd.	18,269,711	242,226
	Link REIT	26,778,584	237,243
	CK Hutchison Holdings Ltd.	34,516,770	231,415
	Hong Kong & China Gas Co. Ltd.	140,071,179	217,605
*	BeiGene Ltd.	7,727,400	213,683
	CLP Holdings Ltd.	21,183,849	207,409
	Hang Seng Bank Ltd.	9,352,991	177,734
	CK Asset Holdings Ltd.	25,543,966	157,787
	Jardine Matheson Holdings Ltd.	2,664,834	154,782
*	Galaxy Entertainment Group Ltd.	27,794,547	149,555
	BOC Hong Kong Holdings Ltd.	46,293,975	146,698
	Wharf Real Estate Investment Co. Ltd.	21,235,226	119,942
	Power Assets Holdings Ltd.	17,714,051	108,256
	Lenovo Group Ltd.	96,207,021	104,478
	MTR Corp. Ltd.	18,466,932	100,739
	Hongkong Land Holdings Ltd.	15,012,088	82,901
	New World Development Co. Ltd.	18,657,352	80,925
*,3	ESR Cayman Ltd.	23,567,174	76,260
	Xinyi Glass Holdings Ltd.	26,232,742	73,922
*	Sands China Ltd.	31,036,041	70,737
	Henderson Land Development Co. Ltd.	16,755,492	70,158
	Wharf Holdings Ltd.	17,563,167	61,063
	Hang Lung Properties Ltd.	26,098,428	60,571
[3]	Budweiser Brewing Co. APAC Ltd.	22,003,483	60,351
[3]	WH Group Ltd.	84,117,194	58,967

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	Sino Land Co. Ltd.	44,744,150	58,811
[3]	China Feihe Ltd.	33,599,480	55,785
	Swire Pacific Ltd. Class A	8,569,068	53,870
	Want Want China Holdings Ltd.	69,369,471	53,799
	SITC International Holdings Co. Ltd.	15,353,931	51,894
	CK Infrastructure Holdings Ltd.	8,076,348	48,692
	Chow Tai Fook Jewellery Group Ltd.	22,603,585	46,102
	Tingyi Cayman Islands Holding Corp.	23,965,258	44,731
	ASM Pacific Technology Ltd.	3,997,373	43,253
	PRADA SpA	6,625,934	41,764
	AAC Technologies Holdings Inc.	8,990,310	38,858
	Minth Group Ltd.	9,087,686	36,118
*,3	Samsonite International SA	16,643,866	35,801
	Swire Properties Ltd.	13,342,570	35,771
	Man Wah Holdings Ltd.	19,797,815	30,640
	Microport Scientific Corp.	6,191,436	29,129
	PCCW Ltd.	55,228,079	28,433
	Hysan Development Co. Ltd.	8,017,151	27,832
	Bank of East Asia Ltd.	16,834,597	27,647
	Hang Lung Group Ltd.	11,373,342	26,631
	Pacific Basin Shipping Ltd.	55,633,947	25,675
[2]	Vitasoy International Holdings Ltd.	10,410,523	25,094
[3]	BOC Aviation Ltd.	2,631,267	23,026
	Kerry Properties Ltd.	7,886,427	22,293
	Fortune REIT	19,890,032	20,631
[2]	Huabao International Holdings Ltd.	10,839,529	20,276
	L'Occitane International SA	5,610,766	20,068
*	Yue Yuen Industrial Holdings Ltd.	9,147,297	19,417
		Shares	Market Value• ($000)
[2]	Kerry Logistics Network Ltd.	7,717,308	18,713
	NWS Holdings Ltd.	18,491,216	18,362
	NagaCorp Ltd.	19,964,576	18,324
*,2	SJM Holdings Ltd.	24,402,290	18,148
*,2	Wynn Macau Ltd.	18,960,470	16,956
	VTech Holdings Ltd.	2,114,369	16,282
*,2	Vobile Group Ltd.	18,113,057	15,937
[3]	JS Global Lifestyle Co. Ltd.	8,228,410	15,238
*	MMG Ltd.	31,734,957	14,658
	Lee & Man Paper Manufacturing Ltd.	18,879,135	14,190
	Champion REIT	26,379,546	13,837
	Dairy Farm International Holdings Ltd.	3,818,987	13,645
*	Melco International Development Ltd.	10,451,185	13,574
	Powerlong Real Estate Holdings Ltd.	18,950,942	12,983
	Nexteer Automotive Group Ltd.	10,503,477	12,963
*	Cathay Pacific Airways Ltd.	13,529,009	12,481
*,1,2,3	Razer Inc.	49,569,618	12,450
	Uni-President China Holdings Ltd.	14,518,381	12,374
	HKBN Ltd.	10,096,049	12,096
[2]	LK Technology Holdings Ltd.	4,738,158	11,823
	First Pacific Co. Ltd.	28,869,409	11,532
[2]	Hong Kong Technology Venture Co. Ltd.	7,445,884	11,207
*	Shangri-La Asia Ltd.	13,762,009	11,195
	CP Pokphand Co. Ltd.	78,836,000	11,157
*,3	Jacobio Pharmaceuticals Group Co. Ltd.	4,861,500	11,048
	Luk Fook Holdings International Ltd.	4,039,580	11,009

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	HengTen Networks Group Ltd.	29,529,305	10,074
	IGG Inc.	10,783,631	10,026
[2]	Jinchuan Group International Resources Co. Ltd.	61,769,101	9,960
	Vinda International Holdings Ltd.	3,548,080	9,783
	Johnson Electric Holdings Ltd.	4,370,063	9,673
*	Towngas China Co. Ltd.	13,962,526	9,585
	United Energy Group Ltd.	95,850,894	8,479
	Haitong International Securities Group Ltd.	36,360,964	8,358
[3]	AsiaInfo Technologies Ltd.	5,012,161	8,258
	Great Eagle Holdings Ltd.	2,854,762	7,855
	Cafe de Coral Holdings Ltd.	4,003,680	7,306
*,2	Glory Sun Financial Group Ltd.	209,339,667	7,252
	VSTECS Holdings Ltd.	7,630,400	7,201
*,2	MGM China Holdings Ltd.	9,771,438	7,169
*,3	Everest Medicines Ltd.	1,234,612	7,082
[2]	Vesync Co. Ltd.	4,956,000	6,976
*,2	Realord Group Holdings Ltd.	4,356,000	6,782
	Sunlight REIT	11,733,377	6,776
	EC Healthcare	4,537,000	6,526
[2]	Truly International Holdings Ltd.	19,948,333	6,504
	SUNeVision Holdings Ltd.	7,044,691	6,468
[2]	China Tobacco International HK Co. Ltd.	2,757,123	6,336
*	Shun Tak Holdings Ltd.	22,396,391	6,123
	Stella International Holdings Ltd.	5,098,546	6,091
	Dah Sing Financial Holdings Ltd.	1,955,213	6,061
		Shares	Market Value• ($000)
	CITIC Telecom International Holdings Ltd.	17,079,989	6,051
*,1,2	Superb Summit International Group Ltd.	32,112,957	6,026
*,2	FIH Mobile Ltd.	38,588,957	6,003
*	OCI International Holdings Ltd.	11,584,000	5,882
	Value Partners Group Ltd.	11,146,030	5,706
	Shui On Land Ltd.	37,996,469	5,629
	Guotai Junan International Holdings Ltd.	38,417,952	5,573
*,2,3	Hua Medicine	10,489,500	5,567
[2]	C-Mer Eye Care Holdings Ltd.	5,558,736	5,415
	K Wah International Holdings Ltd.	13,502,956	5,401
*,3	Frontage Holdings Corp.	9,220,225	5,364
	Prosperity REIT	13,492,960	5,302
*,1	SMI Holdings Group Ltd.	17,016,452	5,118
	Texhong Textile Group Ltd.	3,313,066	4,944
	Powerlong Commercial Management Holdings Ltd.	2,173,239	4,865
*,2	GCL New Energy Holdings Ltd.	96,599,573	4,527
	United Laboratories International Holdings Ltd.	7,027,797	4,464
*,2,3	JW Cayman Therapeutics Co. Ltd.	2,420,493	4,428
*,3	Antengene Corp. Ltd.	3,327,500	4,408
*,3	Xiabuxiabu Catering Management China Holdings Co. Ltd.	6,013,938	4,382
*	Pou Sheng International Holdings Ltd.	25,574,343	4,304
*	China Travel International Investment Hong Kong Ltd.	29,246,225	4,242
	Chow Sang Sang Holdings International Ltd.	2,907,782	4,131

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Dah Sing Banking Group Ltd.	4,217,847	4,035
	Asia Cement China Holdings Corp.	5,217,727	3,976
	Canvest Environmental Protection Group Co. Ltd.	6,880,203	3,951
	Far East Consortium International Ltd.	11,410,690	3,763
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,871,282	3,659
*,2	Apollo Future Mobility Group Ltd.	52,746,499	3,650
*,1	Convoy Global Holdings Ltd.	147,589,460	3,168
*	Lifestyle International Holdings Ltd.	5,779,715	3,025
	Sun Hung Kai & Co. Ltd.	5,599,047	2,909
*,2	Cosmopolitan International Holdings Ltd.	21,473,556	2,880
	CMBC Capital Holdings Ltd.	232,748,949	2,835
	Pacific Textiles Holdings Ltd.	5,618,123	2,806
*	Esprit Holdings Ltd.	31,898,097	2,775
[2]	Giordano International Ltd.	14,198,259	2,770
*,2,3	FIT Hon Teng Ltd.	13,342,576	2,675
	Road King Infrastructure Ltd.	2,573,041	2,607
	Dynam Japan Holdings Co. Ltd.	2,764,302	2,560
	Hutchison Telecommunications Hong Kong Holdings Ltd.	15,952,764	2,547
*,2	Sa Sa International Holdings Ltd.	11,572,275	2,529
[2]	Chinese Estates Holdings Ltd.	5,206,442	2,510
	SmarTone Telecommunications Holdings Ltd.	4,125,137	2,406
		Shares	Market Value• ($000)
[3]	Crystal International Group Ltd.	6,955,685	2,216
*	Television Broadcasts Ltd.	2,781,006	2,163
*	CITIC Resources Holdings Ltd.	27,142,497	1,911
	Singamas Container Holdings Ltd.	16,192,193	1,907
*	Digital Domain Holdings Ltd.	22,764,972	1,907
[2,3]	VPower Group International Holdings Ltd.	9,684,000	1,893
[3]	IMAX China Holding Inc.	1,267,318	1,853
	Texwinca Holdings Ltd.	5,603,365	1,147
[2]	Lee's Pharmaceutical Holdings Ltd.	2,414,153	1,133
*,2	Suncity Group Holdings Ltd.	26,371,869	995
*,1	MH Development Ltd.	5,979,097	891
*	China LNG Group Ltd.	15,168,983	790
*,1	BRIGHTOIL	25,187,768	647
	Swire Pacific Ltd. Class B	437,626	460
*	Glory Sun Land Group Ltd.	17,690,000	455
*,2	Macau Legend Development Ltd.	1,558,000	158
*,1	REALGOLD MINING	1,345,000	145
*	NewOcean Energy Holdings Ltd.	2,980,263	102
*,1	China Longevity Group Co. Ltd.	1,027,000	—
*,1,2	Agritrade Resources Ltd.	42,522,625	—
*,1	Tech Pro Technology Development Ltd.	87,171,600	—
			8,091,401
Hungary (0.1%)
*	OTP Bank Nyrt.	2,984,670	179,341
	Richter Gedeon Nyrt.	1,832,306	51,349
	MOL Hungarian Oil & Gas plc	4,908,359	41,943

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Magyar Telekom Telecommunications plc	3,826,442	5,268
*	Opus Global Nyrt.	2,529,927	1,924
			279,825
India (3.8%)
	Reliance Industries Ltd.	40,594,080	1,377,567
	Infosys Ltd.	46,377,652	1,037,877
	Housing Development Finance Corp. Ltd.	22,599,090	861,628
	Tata Consultancy Services Ltd.	13,299,342	604,515
	Hindustan Unilever Ltd.	11,466,079	366,996
	Bajaj Finance Ltd.	3,030,273	300,509
*	Axis Bank Ltd.	29,275,930	291,324
*	Bharti Airtel Ltd.	29,498,328	270,598
	Asian Paints Ltd.	5,826,625	241,475
	ICICI Bank Ltd.	20,121,827	216,654
	HCL Technologies Ltd.	13,962,506	213,796
	Larsen & Toubro Ltd.	8,867,354	210,053
	Tata Steel Ltd.	10,271,885	181,102
	Titan Co. Ltd.	5,376,341	171,545
	Maruti Suzuki India Ltd.	1,706,284	170,846
	Tech Mahindra Ltd.	7,764,619	153,694
	UltraTech Cement Ltd.	1,479,307	151,081
	Sun Pharmaceutical Industries Ltd.	14,046,182	149,361
	Mahindra & Mahindra Ltd.	11,828,395	140,143
	State Bank of India	18,063,196	121,531
*,3	Avenue Supermarts Ltd.	1,919,577	119,063
*	Tata Motors Ltd.	18,507,161	119,057
	Bajaj Finserv Ltd.	496,579	118,553
	Nestle India Ltd.	462,962	117,634
	JSW Steel Ltd.	12,903,370	115,569
	ITC Ltd.	38,151,508	113,912
	Grasim Industries Ltd.	4,923,619	113,436
	Divi's Laboratories Ltd.	1,644,044	113,124
	Hindalco Industries Ltd.	18,121,911	111,670
		Shares	Market Value• ($000)
[3]	HDFC Life Insurance Co. Ltd.	11,914,448	108,354
	NTPC Ltd.	56,722,173	100,706
	Power Grid Corp. of India Ltd.	40,511,588	100,349
	Adani Ports & Special Economic Zone Ltd.	9,839,787	91,273
	Wipro Ltd.	10,259,485	88,843
	Tata Consumer Products Ltd.	7,803,205	84,564
[3]	SBI Life Insurance Co. Ltd.	5,403,183	82,797
	Info Edge India Ltd.	989,659	80,536
	Dr Reddy's Laboratories Ltd.	1,282,034	79,747
	Cipla Ltd.	6,557,047	79,376
*	Adani Green Energy Ltd.	5,065,308	77,877
	Oil & Natural Gas Corp. Ltd.	38,980,621	77,569
	Britannia Industries Ltd.	1,530,199	75,277
	Tata Power Co. Ltd.	25,926,977	74,389
	Bharat Petroleum Corp. Ltd.	13,213,414	73,871
	Apollo Hospitals Enterprise Ltd.	1,279,654	72,996
*	Adani Transmission Ltd.	3,038,642	71,579
	Adani Total Gas Ltd.	3,581,997	69,036
	UPL Ltd.	6,921,545	68,619
	Shree Cement Ltd.	174,643	66,861
	Adani Enterprises Ltd.	3,400,555	64,739
	Vedanta Ltd.	15,406,775	62,698
	Indian Oil Corp. Ltd.	35,703,146	61,123
	Pidilite Industries Ltd.	1,952,156	60,411
*	Godrej Consumer Products Ltd.	4,707,410	60,268
	Hero MotoCorp Ltd.	1,663,443	59,138
	Eicher Motors Ltd.	1,769,738	58,904
	Indus Towers Ltd.	16,077,366	58,442
	Wipro Ltd. ADR	6,458,509	57,868

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Piramal Enterprises Ltd.	1,612,530	56,208
	Dabur India Ltd.	7,043,006	55,165
	Havells India Ltd.	3,197,779	54,045
	Coal India Ltd.	24,315,066	53,511
[3]	ICICI Lombard General Insurance Co. Ltd.	2,577,305	51,071
	SRF Ltd.	1,795,865	50,858
[3]	Larsen & Toubro Infotech Ltd.	568,387	50,850
	Marico Ltd.	6,635,637	50,455
	Ambuja Cements Ltd.	9,232,148	50,031
	Shriram Transport Finance Co. Ltd.	2,566,365	49,434
	Mphasis Ltd.	1,133,954	49,182
*	United Spirits Ltd.	3,840,053	48,747
	Jubilant Foodworks Ltd.	957,308	47,314
*	SBI Cards & Payment Services Ltd.	3,326,617	46,976
	Voltas Ltd.	2,900,243	46,753
	Motherson Sumi Systems Ltd.	15,513,384	46,489
	Bajaj Auto Ltd.	920,751	45,656
	GAIL India Ltd.	22,592,860	44,955
	Reliance Industries Ltd.	1,752,426	44,666
	DLF Ltd.	8,099,506	43,258
	Zee Entertainment Enterprises Ltd.	10,670,424	42,999
	Cholamandalam Investment & Finance Co. Ltd.	5,162,013	42,503
*	Max Financial Services Ltd.	3,114,383	40,554
[3]	Bandhan Bank Ltd.	10,303,689	40,258
	Bharat Electronics Ltd.	14,097,450	39,012
[3]	ICICI Prudential Life Insurance Co. Ltd.	4,628,287	38,283
	Lupin Ltd.	3,094,833	38,257
	Hindustan Petroleum Corp. Ltd.	9,168,983	38,055
	Indian Railway Catering & Tourism Corp. Ltd.	3,322,420	37,640
	PI Industries Ltd.	934,486	37,490
*,3	InterGlobe Aviation Ltd.	1,265,619	36,794
		Shares	Market Value• ($000)
	Page Industries Ltd.	72,863	36,715
	Crompton Greaves Consumer Electricals Ltd.	5,881,018	36,612
	Tata Elxsi Ltd.	461,009	36,215
	Mindtree Ltd.	598,099	35,986
	MRF Ltd.	34,543	35,718
[3]	HDFC Asset Management Co. Ltd.	988,107	35,000
	State Bank of India GDR	516,600	34,920
	Colgate-Palmolive India Ltd.	1,690,757	34,878
	Ashok Leyland Ltd.	18,253,135	34,838
	Embassy Office Parks REIT	7,425,830	34,707
	ACC Ltd.	1,092,817	34,123
	Persistent Systems Ltd.	648,152	34,034
	Balkrishna Industries Ltd.	1,026,754	33,823
	Siemens Ltd.	1,138,697	33,301
[3]	Laurus Labs Ltd.	4,818,722	33,282
*	Godrej Properties Ltd.	1,113,616	33,264
	Astral Ltd.	1,133,774	33,146
	Bharat Forge Ltd.	3,217,270	33,078
*,3	AU Small Finance Bank Ltd.	2,011,079	32,735
	Dixon Technologies India Ltd.	481,595	32,166
	Berger Paints India Ltd.	3,212,298	31,861
	Aurobindo Pharma Ltd.	3,420,816	31,539
*,2	Tata Motors Ltd. ADR	991,115	31,299
	Trent Ltd.	2,320,970	31,158
	Aarti Industries Ltd.	2,398,325	30,965
	Container Corp. of India Ltd.	3,495,148	30,653
	Petronet LNG Ltd.	9,967,712	30,600
	Deepak Nitrite Ltd.	992,142	29,609
*	Jindal Steel & Power Ltd.	5,268,604	29,454
	Dalmia Bharat Ltd.	1,056,809	28,472
	Indraprastha Gas Ltd.	4,453,104	28,227
*	Biocon Ltd.	5,924,127	27,821

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sundaram Finance Ltd.	850,028	27,204
	Atul Ltd.	219,217	26,766
	Power Finance Corp. Ltd.	14,638,310	26,090
*	IDFC First Bank Ltd.	39,072,907	25,930
	Federal Bank Ltd.	19,786,505	25,839
	Tata Communications Ltd.	1,473,378	25,756
	Ipca Laboratories Ltd.	885,125	25,378
	Supreme Industries Ltd.	806,220	25,116
	JSW Energy Ltd.	5,373,139	25,034
	Bosch Ltd.	110,123	24,983
	Muthoot Finance Ltd.	1,264,441	24,831
	Tata Chemicals Ltd.	2,029,879	24,539
	Torrent Pharmaceuticals Ltd.	629,719	24,086
	REC Ltd.	11,833,327	23,552
	Ramco Cements Ltd.	1,640,306	23,409
	Tube Investments of India Ltd.	1,236,691	23,139
*	APL Apollo Tubes Ltd.	2,152,309	23,064
	Indian Hotels Co. Ltd.	8,666,916	22,863
	TVS Motor Co. Ltd.	2,570,403	22,822
	Gujarat Gas Ltd.	2,735,232	22,753
	Bajaj Holdings & Investment Ltd.	345,227	22,304
*	Fortis Healthcare Ltd.	6,692,337	21,905
	Cadila Healthcare Ltd.	3,246,849	21,843
	Steel Authority of India Ltd.	13,847,132	21,330
*	Max Healthcare Institute Ltd.	4,797,648	21,270
[3]	Dr Lal PathLabs Ltd.	452,299	21,245
	LIC Housing Finance Ltd.	3,834,861	20,901
	Cummins India Ltd.	1,742,136	20,880
	United Breweries Ltd.	918,199	20,355
	Navin Fluorine International Ltd.	452,750	20,222
		Shares	Market Value• ($000)
	Manappuram Finance Ltd.	7,250,633	20,181
[3]	L&T Technology Services Ltd.	316,560	20,028
	Bata India Ltd.	755,522	20,021
	Varun Beverages Ltd.	1,743,287	19,804
	NMDC Ltd.	10,139,193	19,459
	Emami Ltd.	2,700,081	19,198
*	Oberoi Realty Ltd.	1,573,228	19,039
[3]	Indian Energy Exchange Ltd.	2,004,599	19,001
	Escorts Ltd.	901,446	18,952
	Oracle Financial Services Software Ltd.	317,275	18,786
	Mahindra & Mahindra Financial Services Ltd.	7,759,223	18,665
	JK Cement Ltd.	415,858	18,442
	ABB India Ltd.	644,139	18,264
*	CG Power & Industrial Solutions Ltd.	9,304,437	18,252
	Torrent Power Ltd.	2,685,391	17,969
	Kajaria Ceramics Ltd.	1,051,735	17,190
*	Bank of Baroda	12,949,681	16,920
*	Adani Power Ltd.	12,572,475	16,871
*	Tata Motors Ltd. Class A	5,099,269	16,860
	Alkem Laboratories Ltd.	346,332	16,708
	Coforge Ltd.	253,944	16,560
	Relaxo Footwears Ltd.	929,327	16,544
	Cyient Ltd.	1,155,036	16,508
	Radico Khaitan Ltd.	1,098,951	16,488
	Dr Reddy's Laboratories Ltd. ADR	263,107	16,165
	Carborundum Universal Ltd.	1,412,982	15,870
	IIFL Finance Ltd.	3,570,245	15,480
	Honeywell Automation India Ltd.	27,430	15,395
*	GMR Infrastructure Ltd.	27,695,205	15,032
*	Bharat Heavy Electricals Ltd.	16,394,423	14,988
	Birlasoft Ltd.	2,747,750	14,966

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Aditya Birla Fashion & Retail Ltd.	4,238,340	14,924
	Gujarat State Petronet Ltd.	3,638,023	14,868
	Coromandel International Ltd.	1,385,277	14,559
*	PVR Ltd.	643,076	14,481
	Sundram Fasteners Ltd.	1,293,101	14,459
	Rajesh Exports Ltd.	1,682,511	14,357
	National Aluminium Co. Ltd.	10,880,098	14,135
	Pfizer Ltd.	208,972	14,096
*	Aavas Financiers Ltd.	374,827	14,053
	Phoenix Mills Ltd.	1,076,320	13,895
	Amara Raja Batteries Ltd.	1,520,938	13,851
	Exide Industries Ltd.	5,928,893	13,713
*	Vodafone Idea Ltd.	105,553,263	13,515
*,3	RBL Bank Ltd.	5,562,303	13,472
	Tanla Platforms Ltd.	808,513	13,216
	NHPC Ltd.	31,754,315	13,031
[3]	Metropolis Healthcare Ltd.	328,054	13,008
	Glenmark Pharmaceuticals Ltd.	1,925,778	12,974
	SKF India Ltd.	291,448	12,968
	Indiabulls Housing Finance Ltd.	4,449,285	12,931
	Redington India Ltd.	6,711,898	12,911
	Central Depository Services India Ltd.	704,238	12,759
	Oil India Ltd.	4,240,001	12,747
	Happiest Minds Technologies Ltd.	743,457	12,689
	Apollo Tyres Ltd.	4,437,301	12,658
	Sanofi India Ltd.	111,819	12,477
	Hatsun Agro Product Ltd.	695,424	12,462
	Natco Pharma Ltd.	1,124,264	12,427
[3]	Mindspace Business Parks REIT	2,844,861	12,419
		Shares	Market Value• ($000)
*	Hindustan Zinc Ltd.	2,975,219	12,404
*	Canara Bank	4,305,611	12,379
*	Intellect Design Arena Ltd.	1,400,754	12,289
	Cholamandalam Financial Holdings Ltd.	1,296,266	12,149
*	L&T Finance Holdings Ltd.	11,031,897	12,134
	Schaeffler India Ltd.	120,824	11,942
*	IDFC Ltd.	16,071,213	11,849
	Sonata Software Ltd.	1,051,707	11,774
	AIA Engineering Ltd.	458,582	11,767
	Firstsource Solutions Ltd.	4,433,896	11,746
	Kansai Nerolac Paints Ltd.	1,578,669	11,521
	GlaxoSmithKline Pharmaceuticals Ltd.	573,042	11,509
	Castrol India Ltd.	6,193,655	11,451
[3]	Nippon Life India Asset Management Ltd.	2,015,034	11,275
*	3M India Ltd.	32,801	11,151
	Whirlpool of India Ltd.	375,486	11,108
	Polycab India Ltd.	362,649	10,971
*,3	Syngene International Ltd.	1,509,118	10,913
	City Union Bank Ltd.	4,802,384	10,813
*	Gujarat Fluorochemicals Ltd.	443,310	10,770
	Minda Industries Ltd.	1,025,950	10,739
	Chambal Fertilizers & Chemicals Ltd.	2,169,147	10,725
	JB Chemicals & Pharmaceuticals Ltd.	474,590	10,644
	Brigade Enterprises Ltd.	1,713,025	10,631
[3]	IndiaMart InterMesh Ltd.	111,105	10,629
	Zensar Technologies Ltd.	1,717,987	10,628
	Can Fin Homes Ltd.	1,264,062	10,613

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Computer Age Management Services Ltd.	259,901	10,480
*	Dhani Services Ltd.	4,380,578	10,440
[3]	Quess Corp. Ltd.	893,456	10,359
*	Amber Enterprises India Ltd.	229,547	10,140
	Bayer CropScience Ltd.	151,117	10,079
	KEC International Ltd.	1,554,242	9,944
	Blue Star Ltd.	771,550	9,916
	Finolex Industries Ltd.	3,351,035	9,866
	KPIT Technologies Ltd.	2,367,018	9,803
	Suven Pharmaceuticals Ltd.	1,417,247	9,644
	Mahanagar Gas Ltd.	718,654	9,638
*	Affle India Ltd.	672,670	9,489
	CESC Ltd.	7,947,030	9,267
	Ajanta Pharma Ltd.	325,092	9,216
	Jubilant Pharmova Ltd. Class A	1,136,343	9,077
	Sun TV Network Ltd.	1,206,692	9,065
*	Aditya Birla Capital Ltd.	6,994,249	9,058
	Solar Industries India Ltd.	271,155	9,016
	Prestige Estates Projects Ltd.	1,575,584	8,995
	Balaji Amines Ltd.	191,523	8,871
	Jubilant Ingrevia Ltd.	974,465	8,732
	Shriram City Union Finance Ltd.	301,326	8,729
	HFCL Ltd.	9,094,726	8,694
	India Cements Ltd.	3,138,895	8,659
[3]	Eris Lifesciences Ltd.	786,837	8,649
*	Suzlon Energy Ltd.	95,253,335	8,610
	Sterlite Technologies Ltd.	2,283,844	8,380
*,3	Aster DM Healthcare Ltd.	3,331,637	8,371
		Shares	Market Value• ($000)
[3]	ICICI Securities Ltd.	844,197	8,350
	CRISIL Ltd.	221,726	8,305
*	EID Parry India Ltd.	1,357,327	8,294
	Procter & Gamble Health Ltd.	112,992	8,186
*	Godrej Industries Ltd.	1,054,668	8,182
	DCM Shriram Ltd.	615,894	8,156
	Linde India Ltd.	264,085	8,145
[3]	Endurance Technologies Ltd.	333,177	8,108
	Alkyl Amines Chemicals	166,899	8,042
	Hindustan Aeronautics Ltd.	455,283	7,956
*	Punjab National Bank	14,059,892	7,928
	Vaibhav Global Ltd.	1,028,945	7,924
	Orient Electric Ltd.	1,707,530	7,912
	KEI Industries Ltd.	642,337	7,846
	Welspun India Ltd.	4,221,676	7,777
	Vinati Organics Ltd.	303,895	7,776
*	Bajaj Electricals Ltd.	511,546	7,571
	Rain Industries Ltd.	2,464,548	7,523
	NCC Ltd.	7,882,030	7,522
	Granules India Ltd.	1,807,355	7,505
	Thermax Ltd.	406,952	7,504
*	TeamLease Services Ltd.	125,159	7,498
*	Indiabulls Real Estate Ltd.	3,591,639	7,307
	Edelweiss Financial Services Ltd.	6,974,881	7,234
	Sobha Ltd.	690,605	7,111
	PTC India Ltd.	4,204,000	7,108
*	EIH Ltd.	3,818,404	7,101
*	Westlife Development Ltd.	902,532	7,013
	TTK Prestige Ltd.	47,229	6,908
	Balrampur Chini Mills Ltd.	1,575,118	6,901
	Lakshmi Machine Works Ltd.	58,732	6,867
	Timken India Ltd.	284,998	6,846

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sumitomo Chemical India Ltd.	1,350,998	6,805
[3]	Indian Railway Finance Corp. Ltd.	21,016,684	6,802
	JK Lakshmi Cement Ltd.	794,843	6,545
	Century Textiles & Industries Ltd.	625,230	6,540
	Zydus Wellnes Ltd.	234,960	6,454
	Praj Industries Ltd.	1,441,278	6,445
	Infibeam Avenues Ltd.	10,596,130	6,421
	Motilal Oswal Financial Services Ltd.	518,896	6,367
	Gillette India Ltd.	83,439	6,291
	Graphite India Ltd.	872,083	6,260
*	Just Dial Ltd.	575,963	6,159
	Alembic Pharmaceuticals Ltd.	587,058	6,103
	V-Guard Industries Ltd.	1,736,224	5,968
*	V-Mart Retail Ltd.	109,559	5,953
	PNC Infratech Ltd.	1,364,880	5,927
	Finolex Cables Ltd.	941,928	5,894
*	Narayana Hrudayalaya Ltd.	841,664	5,868
*	Union Bank of India	9,436,718	5,838
	Strides Pharma Science Ltd.	812,219	5,819
	NBCC India Ltd.	9,552,143	5,720
	Indian Bank	2,461,322	5,677
*	Reliance Power Ltd.	29,651,144	5,615
	Ratnamani Metals & Tubes Ltd.	194,171	5,561
	eClerx Services Ltd.	189,657	5,538
	HEG Ltd.	200,557	5,527
	Great Eastern Shipping Co. Ltd.	1,263,900	5,448
	Aegis Logistics Ltd.	1,899,797	5,408
*	IRB Infrastructure Developers Ltd.	1,738,724	5,273
	JM Financial Ltd.	4,424,316	5,208
		Shares	Market Value• ($000)
*	Alok Industries Ltd.	17,512,140	5,167
*	Mahindra CIE Automotive Ltd.	1,441,266	5,147
*	CreditAccess Grameen Ltd.	611,416	5,137
	Rallis India Ltd.	1,385,487	4,922
*,3	New India Assurance Co. Ltd.	2,401,579	4,897
*,3	PNB Housing Finance Ltd.	748,874	4,838
[3]	Godrej Agrovet Ltd.	599,769	4,766
	EPL Ltd.	1,654,738	4,762
	KRBL Ltd.	1,235,812	4,679
	Avanti Feeds Ltd.	625,288	4,662
	Gujarat Pipavav Port Ltd.	2,910,673	4,356
	Gateway Distriparks Ltd.	1,165,365	4,343
*	Sun Pharma Advanced Research Co. Ltd.	1,214,174	4,266
	Ceat Ltd.	252,044	4,206
	Equitas Holdings Ltd.	2,416,219	4,200
*	Yes Bank Ltd.	24,451,507	4,195
	Poly Medicure Ltd.	336,671	4,164
*	Bank of India	5,036,557	4,040
*,3	General Insurance Corp. of India	2,159,708	3,851
	Bajaj Consumer Care Ltd.	1,188,647	3,684
	Vakrangee Ltd.	7,453,922	3,674
[3]	Dilip Buildcon Ltd.	430,659	3,462
	AstraZeneca Pharma India Ltd.	85,841	3,451
	Multi Commodity Exchange of India Ltd.	148,079	3,375
	Karur Vysya Bank Ltd.	4,694,336	3,077
	Bombay Burmah Trading Co.	207,995	3,003
	Welspun Corp. Ltd.	1,670,194	2,989
*	TV18 Broadcast Ltd.	5,300,021	2,956
*	Future Retail Ltd.	4,535,882	2,921
	Care Ratings Ltd.	316,616	2,907
*	Wockhardt Ltd.	494,426	2,824
	Jindal Saw Ltd.	1,814,897	2,819

Total International Stock Index Fund
		Shares	Market Value• ($000)
[3]	Brookfield India Real Estate Trust	706,211	2,709
*	DCB Bank Ltd.	2,099,942	2,557
	Engineers India Ltd.	2,440,077	2,370
	Symphony Ltd.	159,867	2,217
	Kaveri Seed Co. Ltd.	314,312	2,192
	Karnataka Bank Ltd.	2,143,634	1,954
*	Raymond Ltd.	316,921	1,942
*	IFCI Ltd.	11,662,080	1,907
	Vedanta Ltd. ADR	105,850	1,671
*	Future Consumer Ltd.	16,252,546	1,514
*	Mangalore Refinery & Petrochemicals Ltd.	2,191,775	1,440
*	Hindustan Construction Co. Ltd.	10,541,092	1,334
*	South Indian Bank Ltd.	10,628,757	1,332
	GE Power India Ltd.	309,637	1,199
	Akzo Nobel India Ltd.	29,463	827
	WABCO India Ltd.	3,062	304
*,1	Chennai Super Kings Cricket Ltd.	951,110	—
			15,691,021
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	625,067,555	330,522
	Bank Rakyat Indonesia Persero Tbk. PT	842,354,769	252,861
	Telkom Indonesia Persero Tbk. PT	600,265,909	160,443
	Bank Mandiri Persero Tbk. PT	240,124,792	121,400
	Astra International Tbk. PT	262,850,863	111,952
	Bank Negara Indonesia Persero Tbk. PT	97,979,599	48,453
	Charoen Pokphand Indonesia Tbk. PT	93,840,117	41,149
	United Tractors Tbk. PT	20,209,237	33,618
		Shares	Market Value• ($000)
	Sarana Menara Nusantara Tbk. PT	327,896,955	26,876
	Tower Bersama Infrastructure Tbk. PT	128,594,623	26,711
	Kalbe Farma Tbk. PT	234,499,289	26,484
	Indofood Sukses Makmur Tbk. PT	57,241,669	25,694
	Semen Indonesia Persero Tbk. PT	37,222,886	23,919
	Unilever Indonesia Tbk. PT	75,795,763	23,660
	Barito Pacific Tbk. PT	324,262,965	21,455
	Indah Kiat Pulp & Paper Tbk. PT	34,037,896	20,367
	Adaro Energy Tbk. PT	169,509,905	20,079
	Indofood CBP Sukses Makmur Tbk. PT	30,827,964	19,139
	Aneka Tambang Tbk.	109,346,378	18,096
*	Perusahaan Gas Negara Tbk. PT	143,529,762	15,308
	Gudang Garam Tbk. PT	6,129,804	14,522
	Indocement Tunggal Prakarsa Tbk. PT	16,483,181	13,760
	Ciputra Development Tbk. PT	173,468,484	13,175
	Mitra Keluarga Karyasehat Tbk. PT	74,287,814	11,958
*	Surya Citra Media Tbk. PT	371,652,905	11,025
	Japfa Comfeed Indonesia Tbk. PT	86,661,502	10,586
	XL Axiata Tbk. PT	48,247,483	10,506
	Bukit Asam Tbk. PT	53,148,307	10,059
*	Pakuwon Jati Tbk. PT	283,068,764	10,018
*	Summarecon Agung Tbk. PT	152,575,237	9,873
	Pabrik Kertas Tjiwi Kimia Tbk. PT	15,689,291	9,246
*	Smartfren Telecom Tbk. PT	1,201,240,343	9,173
	Vale Indonesia Tbk. PT	26,462,420	9,069

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Hanjaya Mandala Sampoerna Tbk. PT	118,833,199	8,695
	Ace Hardware Indonesia Tbk. PT	87,077,128	8,678
	Indo Tambangraya Megah Tbk. PT	5,457,270	8,320
*	Bank Rakyat Indonesia Agroniaga Tbk. PT	53,820,000	8,017
*	Jasa Marga Persero Tbk. PT	26,526,616	7,874
*	Lippo Karawaci Tbk. PT	724,070,348	7,574
	Mayora Indah Tbk. PT	45,419,700	7,528
	BFI Finance Indonesia Tbk. PT	98,379,100	7,298
	Bank BTPN Syariah Tbk. PT	26,911,368	7,237
*	Bumi Serpong Damai Tbk. PT	91,287,065	7,166
*	Indosat Tbk. PT	12,943,927	6,324
	AKR Corporindo Tbk. PT	20,537,620	6,197
*	Bank Tabungan Negara Persero Tbk. PT	48,813,788	6,140
*	Medco Energi Internasional Tbk. PT	149,036,615	5,989
*	Matahari Department Store Tbk. PT	25,794,107	5,556
*	Bank Syariah Indonesia Tbk. PT	36,876,117	5,493
*	Bank Bukopin Tbk. PT	172,615,340	5,223
*	Mitra Adiperkasa Tbk. PT	83,099,385	5,167
	Media Nusantara Citra Tbk. PT	72,969,114	4,641
*	Timah Tbk. PT	36,951,701	4,154
*	Waskita Karya Persero Tbk. PT	58,650,815	3,813
*	Wijaya Karya Persero Tbk. PT	40,948,276	3,607
	Astra Agro Lestari Tbk. PT	4,285,592	3,250
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	31,717,957	3,125
		Shares	Market Value• ($000)
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	29,191,364	2,937
*	PP Persero Tbk. PT	30,610,782	2,610
*	Bank Pan Indonesia Tbk. PT	42,001,933	2,341
*	Panin Financial Tbk. PT	176,391,118	2,273
*,1	Trada Alam Minera Tbk. PT	537,807,334	1,898
*	Global Mediacom Tbk. PT	90,169,733	1,716
*	Surya Semesta Internusa Tbk. PT	46,066,856	1,622
*	Ramayana Lestari Sentosa Tbk. PT	29,933,684	1,564
*	Adhi Karya Persero Tbk. PT	20,208,026	1,500
*	Krakatau Steel Persero Tbk. PT	38,672,460	1,435
*	Alam Sutera Realty Tbk. PT	106,913,619	1,375
	Bank Danamon Indonesia Tbk. PT	6,946,150	1,320
*	Kresna Graha Investama Tbk. PT	151,204,658	1,133
*	Totalindo Eka Persada Tbk. PT	59,547,225	210
			1,682,156
Ireland (0.2%)
	Kerry Group plc Class A	1,988,707	266,842
[2]	Kingspan Group plc	1,953,247	224,868
*	Bank of Ireland Group plc	11,919,507	71,007
	Glanbia plc	2,517,274	41,110
*	AIB Group plc	10,318,844	27,928
	Hibernia REIT plc	9,200,749	13,441
	Cairn Homes plc	9,366,631	12,160
*	Dalata Hotel Group plc	2,798,395	11,970
*	Irish Continental Group plc	2,037,331	10,016
[2]	Kingspan Group plc	3,955	449
*,1	Irish Bank Resolution Corp.	698,992	—
			679,791

Total International Stock Index Fund
		Shares	Market Value• ($000)
Israel (0.4%)
*	Nice Ltd.	819,384	231,639
	Bank Leumi Le-Israel BM	18,864,983	180,243
	Bank Hapoalim BM	15,533,222	152,986
*	Teva Pharmaceutical Industries Ltd.	12,742,005	112,362
*	Israel Discount Bank Ltd. Class A	15,194,852	91,811
	ICL Group Ltd.	9,055,593	77,606
	Mizrahi Tefahot Bank Ltd.	1,808,230	65,792
	Elbit Systems Ltd.	325,696	51,340
*	Tower Semiconductor Ltd.	1,406,596	46,055
	Azrieli Group Ltd.	489,277	45,759
*	Nova Ltd.	364,446	38,917
	Mivne Real Estate KD Ltd.	9,406,141	34,294
*	Bezeq The Israeli Telecommunication Corp. Ltd.	26,655,713	33,436
*	Enlight Renewable Energy Ltd.	11,883,427	29,297
	First International Bank of Israel Ltd.	715,544	28,696
	Alony Hetz Properties & Investments Ltd.	1,433,409	23,469
*	Airport City Ltd.	1,102,237	21,042
*	Melisron Ltd.	240,316	20,338
	Phoenix Holdings Ltd.	1,575,312	19,912
	Harel Insurance Investments & Financial Services Ltd.	1,626,199	18,181
*	Israel Corp. Ltd.	49,142	18,132
	Big Shopping Centers Ltd.	113,286	16,991
	Strauss Group Ltd.	569,140	16,729
*	Paz Oil Co. Ltd.	130,669	16,654
*	Shikun & Binui Ltd.	2,788,460	16,585
	Amot Investments Ltd.	2,111,403	16,139
	Shufersal Ltd.	1,779,056	14,734
	Electra Ltd.	21,925	14,447
		Shares	Market Value• ($000)
	Sapiens International Corp. NV	405,532	14,030
*	Camtek Ltd.	341,585	13,720
	Reit 1 Ltd.	2,192,814	13,712
	Maytronics Ltd.	560,368	13,246
*	Clal Insurance Enterprises Holdings Ltd.	536,034	13,244
	Shapir Engineering & Industry Ltd.	1,555,766	12,735
	Gav-Yam Lands Corp. Ltd.	1,042,108	12,403
	Matrix IT Ltd.	455,308	12,362
	Ashtrom Group Ltd.	497,517	11,633
	Energix-Renewable Energies Ltd.	2,463,456	11,594
	Hilan Ltd.	199,098	11,036
	Isracard Ltd.	2,683,460	10,786
*	AFI Properties Ltd.	203,468	10,568
	Danel Adir Yeoshua Ltd.	48,273	10,211
	Fox Wizel Ltd.	71,954	9,924
*	Perion Network Ltd.	352,878	9,861
	AudioCodes Ltd.	265,372	9,239
	Formula Systems 1985 Ltd.	83,922	9,040
	Gazit-Globe Ltd.	1,044,843	8,468
*	Delek Group Ltd.	95,769	7,976
	FIBI Holdings Ltd.	171,959	7,562
*	OPC Energy Ltd.	677,537	7,088
*	Summit Real Estate Holdings Ltd.	384,757	6,990
	Mega Or Holdings Ltd.	174,346	6,906
	Sella Capital Real Estate Ltd.	2,085,542	6,885
	Kenon Holdings Ltd.	170,763	6,855
	Delek Automotive Systems Ltd.	517,534	6,776
*	Allot Ltd.	455,425	6,734
	Menora Mivtachim Holdings Ltd.	288,519	6,675
*	Fattal Holdings 1998 Ltd.	61,772	6,638
	Migdal Insurance & Financial Holdings Ltd.	3,734,638	6,356
*	Compugen Ltd.	968,824	6,144

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	77,719	5,851
*	Partner Communications Co. Ltd.	1,058,306	5,351
*	Oil Refineries Ltd.	19,548,075	5,289
	Delta Galil Industries Ltd.	95,558	4,907
*	Equital Ltd.	155,190	4,769
*	Brack Capital Properties NV	35,354	4,127
	IDI Insurance Co. Ltd.	87,344	3,512
*	Cellcom Israel Ltd.	854,530	3,234
	Gilat Satellite Networks Ltd.	350,581	2,902
*	Naphtha Israel Petroleum Corp. Ltd.	393,612	2,440
*	Kamada Ltd.	313,047	1,794
*	Tera Light Ltd.	281,869	710
			1,805,869
Italy (1.6%)
	Enel SpA	100,306,351	839,744
	Intesa Sanpaolo SpA	213,240,330	606,067
	Stellantis NV	26,119,753	521,467
[2]	Eni SpA	32,254,205	462,282
	Ferrari NV	1,570,074	372,558
	UniCredit SpA	27,977,926	369,853
	Assicurazioni Generali SpA	16,596,590	361,394
	CNH Industrial NV	12,712,475	218,980
	Moncler SpA	2,781,178	200,146
	Snam SpA	28,895,996	163,661
*	FinecoBank Banca Fineco SpA	7,855,864	150,030
	Terna - Rete Elettrica Nazionale	18,169,364	135,376
*,3	Nexi SpA	7,608,277	132,286
	Prysmian SpA	3,424,234	129,467
	EXOR NV	1,331,097	125,564
*	Atlantia SpA	6,322,424	122,202
*	Mediobanca Banca di Credito Finanziario SpA	9,186,929	109,625
	Davide Campari-Milano NV	6,374,728	90,548
	Amplifon SpA	1,663,626	84,659
		Shares	Market Value• ($000)
[3]	Poste Italiane SpA	5,903,673	84,315
	Recordati Industria Chimica e Farmaceutica SpA	1,264,215	79,212
	Interpump Group SpA	1,035,480	76,276
	DiaSorin SpA	292,725	66,175
	Tenaris SA	5,643,790	62,851
	Banco BPM SpA	19,373,469	60,247
	Reply SpA	290,831	56,451
[3]	Infrastrutture Wireless Italiane SpA	4,514,947	49,882
	Telecom Italia SpA (Registered)	135,547,636	48,357
	Azimut Holding SpA	1,569,193	45,190
[3]	Pirelli & C SpA	6,868,999	42,247
	A2A SpA	19,961,817	42,007
	Italgas SpA	6,561,930	41,691
	Hera SpA	10,157,031	41,555
*	Leonardo SpA	5,229,474	38,372
*	Banca Generali SpA	758,370	35,677
	Unipol Gruppo SpA	6,177,750	35,481
	De' Longhi SpA	904,619	35,389
	Banca Mediolanum SpA	3,309,586	33,351
	Telecom Italia SpA (Bearer)	81,455,285	30,967
	ERG SpA	838,891	30,304
	BPER Banca	13,451,767	29,494
	Buzzi Unicem SpA	1,242,575	28,981
	Iren SpA	8,598,172	26,720
*	Brunello Cucinelli SpA	422,766	25,649
	Brembo SpA	1,899,134	24,944
	Banca Popolare di Sondrio SCPA	5,325,572	23,142
[3]	BFF Bank SpA	2,343,129	20,980
*	Autogrill SpA	2,425,694	19,043
*	Salvatore Ferragamo SpA	884,370	18,818
[3]	Anima Holding SpA	3,514,488	18,674
	Sesa SpA	92,344	18,117
[3]	Technogym SpA	1,722,250	18,102
	UnipolSai Assicurazioni SpA	6,053,302	17,529
*,2	Saipem SpA	7,569,065	16,584

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	Falck Renewables SpA	1,580,774	15,943
[3]	Carel Industries SpA	533,476	15,394
*,3	Enav SpA	3,245,647	14,243
	Tamburi Investment Partners SpA	1,243,443	14,037
	Gruppo MutuiOnline SpA	243,285	11,880
	ACEA SpA	545,362	11,830
*	Societa Cattolica Di Assicurazione SpA	1,547,692	11,769
[2]	Danieli & C Officine Meccaniche SpA Saving Shares	346,497	11,664
[3]	GVS SpA	765,049	11,369
	Tinexta Spa	252,112	11,176
[2]	Webuild SpA	4,297,711	10,639
	MARR SpA	451,248	10,633
	SOL SpA	462,601	10,630
	Mediaset NV	3,484,965	9,790
[2]	Maire Tecnimont SpA	1,991,667	8,582
	Banca IFIS SpA	456,656	8,444
*,2	Tod's SpA	131,765	7,268
*	CIR SpA-Compagnie Industriali	12,853,547	7,082
	Piaggio & C SpA	2,074,812	6,955
	Zignago Vetro SpA	327,452	6,598
	Credito Emiliano SpA	848,935	6,441
[3]	RAI Way SpA	1,050,901	6,361
	Italmobiliare SpA	174,154	6,112
*	Cerved Group SpA	489,130	5,872
[3]	doValue SpA	608,762	5,837
*	Saras SpA	7,801,595	5,792
*,2	Juventus Football Club SpA	6,915,979	5,592
	Cementir Holding NV	505,869	5,311
*	Biesse SpA	166,742	5,161
*,2	Banca Monte dei Paschi di Siena SpA	4,219,955	5,043
*,2	Fincantieri SpA	6,309,581	4,962
	Danieli & C Officine Meccaniche SpA	219,121	4,734
	Datalogic SpA	258,107	4,692
	Tenaris SA ADR	170,013	3,788
		Shares	Market Value• ($000)
*	Immobiliare Grande Distribuzione SIIQ SpA	736,965	3,231
*	Arnoldo Mondadori Editore SpA	1,315,216	3,041
	DeA Capital SpA	1,825,442	2,820
	Rizzoli Corriere Della Sera Mediagroup SpA	1,156,245	951
*	Webuild SpA Warrants Exp. 8/2/30	374,490	437
*,1	Gemina SpA	315,232	—
			6,840,787
Japan (15.3%)
	Toyota Motor Corp.	159,435,120	2,813,100
	Sony Group Corp.	16,032,892	1,856,551
	Keyence Corp.	2,328,856	1,405,732
	Recruit Holdings Co. Ltd.	17,277,946	1,149,312
	SoftBank Group Corp.	17,334,266	938,432
	Shin-Etsu Chemical Co. Ltd.	5,136,512	916,010
	Tokyo Electron Ltd.	1,908,398	889,377
	Mitsubishi UFJ Financial Group Inc.	160,404,239	879,576
	Daikin Industries Ltd.	3,433,665	752,024
	Hitachi Ltd.	11,967,857	689,643
	Hoya Corp.	4,613,984	679,218
	KDDI Corp.	21,757,304	665,339
	Nidec Corp.	5,989,593	663,394
	Honda Motor Co. Ltd.	22,111,082	653,999
	Daiichi Sankyo Co. Ltd.	24,305,900	613,296
	Nintendo Co. Ltd.	1,375,955	607,700
	Takeda Pharmaceutical Co. Ltd.	19,531,152	548,158
	Murata Manufacturing Co. Ltd.	7,345,819	544,902
	Sumitomo Mitsui Financial Group Inc.	16,744,840	543,364
	ITOCHU Corp.	17,477,651	498,478
	Mitsubishi Corp.	15,452,779	491,367
	FANUC Corp.	2,484,008	490,893
	SoftBank Corp.	35,251,226	481,168
	Mitsui & Co. Ltd.	20,599,427	471,408

Total International Stock Index Fund
	Shares	Market Value• ($000)
Tokio Marine Holdings Inc.	8,358,047	440,219
SMC Corp.	737,215	439,944
Fast Retailing Co. Ltd.	662,688	439,904
Nippon Telegraph & Telephone Corp.	15,664,974	438,916
Mizuho Financial Group Inc.	32,858,554	433,666
Denso Corp.	5,882,091	426,423
Fujitsu Ltd.	2,422,455	418,672
Seven & i Holdings Co. Ltd.	9,942,519	417,434
Astellas Pharma Inc.	23,982,161	404,310
Oriental Land Co. Ltd.	2,419,322	382,107
Terumo Corp.	8,493,286	374,688
FUJIFILM Holdings Corp.	4,563,182	352,631
Central Japan Railway Co.	2,336,791	346,641
Mitsubishi Electric Corp.	25,559,422	343,249
Panasonic Corp.	27,509,437	340,183
Kao Corp.	5,986,482	338,644
Shiseido Co. Ltd.	5,013,647	334,546
Bridgestone Corp.	7,455,266	329,816
M3 Inc.	5,426,336	319,776
Chugai Pharmaceutical Co. Ltd.	8,409,258	314,417
ORIX Corp.	15,721,637	312,488
Komatsu Ltd.	11,871,430	310,928
Sysmex Corp.	2,451,431	303,955
Japan Tobacco Inc.	15,399,248	302,305
Kubota Corp.	14,122,625	300,854
Olympus Corp.	13,630,960	295,288
Canon Inc.	12,871,884	292,699
East Japan Railway Co.	4,660,785	290,304
Dai-ichi Life Holdings Inc.	13,495,180	283,919
Shimano Inc.	1,007,754	281,177
Daiwa House Industry Co. Ltd.	8,247,977	272,102
Mitsui Fudosan Co. Ltd.	11,869,690	271,387
Suzuki Motor Corp.	5,838,759	260,391
Asahi Group Holdings Ltd.	5,428,904	246,365
Eisai Co. Ltd.	3,418,991	242,257
Toshiba Corp.	5,594,485	241,302
		Shares	Market Value• ($000)
	Kyocera Corp.	3,974,188	232,677
	Omron Corp.	2,402,815	229,792
	Shionogi & Co. Ltd.	3,505,563	228,564
*	Japan Post Holdings Co. Ltd.	29,295,961	225,107
	Mitsubishi Estate Co. Ltd.	14,680,414	223,098
	Otsuka Holdings Co. Ltd.	5,425,091	214,558
	Z Holdings Corp.	34,346,117	213,221
	Lasertec Corp.	976,014	211,713
	Aeon Co. Ltd.	9,089,027	209,090
	Advantest Corp.	2,530,066	207,435
	Sumitomo Corp.	14,535,168	207,121
	Unicharm Corp.	5,041,865	203,907
	MS&AD Insurance Group Holdings Inc.	6,091,617	196,804
	Kikkoman Corp.	2,361,722	193,165
	Bandai Namco Holdings Inc.	2,520,996	192,651
	Ajinomoto Co. Inc.	6,329,124	189,498
	Nomura Holdings Inc.	39,240,548	186,884
	Nippon Steel Corp.	10,529,776	184,616
	Sompo Holdings Inc.	4,256,385	184,586
	Sumitomo Realty & Development Co. Ltd.	5,090,173	183,958
	Nitori Holdings Co. Ltd.	963,114	176,934
	Toyota Industries Corp.	2,077,657	176,627
	NEC Corp.	3,395,701	173,867
	Kirin Holdings Co. Ltd.	9,864,396	171,698
	Marubeni Corp.	20,210,897	171,496
	Secom Co. Ltd.	2,515,225	171,469
	Asahi Kasei Corp.	16,007,707	168,167
	TDK Corp.	4,620,012	167,951
	NTT Data Corp.	8,111,245	162,718
	Japan Exchange Group Inc.	6,826,686	161,643
	Obic Co. Ltd.	863,111	159,610
*	Renesas Electronics Corp.	12,811,477	157,599
	Sumitomo Mitsui Trust Holdings Inc.	4,752,201	156,318
	ENEOS Holdings Inc.	38,707,780	156,079
	Subaru Corp.	7,892,122	154,802

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sekisui House Ltd.	7,302,106	151,816
	MISUMI Group Inc.	3,606,318	150,830
	Nippon Yusen KK	2,081,482	149,986
	Nitto Denko Corp.	1,904,135	148,789
	Makita Corp.	3,168,710	147,066
	Yaskawa Electric Corp.	3,326,204	144,065
	Shimadzu Corp.	3,475,089	141,183
	West Japan Railway Co.	2,971,151	140,255
	SG Holdings Co. Ltd.	5,454,349	136,965
	Mitsubishi Chemical Holdings Corp.	16,485,962	136,461
	Nomura Research Institute Ltd.	3,369,390	134,890
	MINEBEA MITSUMI Inc.	5,263,338	133,252
	Sumitomo Electric Industries Ltd.	9,749,579	129,405
	Yamaha Corp.	2,019,999	127,620
*	Nissan Motor Co. Ltd.	25,048,507	127,493
	Toyota Tsusho Corp.	2,884,708	125,128
	Nippon Building Fund Inc.	19,050	123,767
	Toray Industries Inc.	19,650,884	122,455
	Sumitomo Metal Mining Co. Ltd.	3,064,301	118,871
	AGC Inc.	2,366,155	117,824
	Ono Pharmaceutical Co. Ltd.	5,554,934	116,552
	Pan Pacific International Holdings Corp.	5,506,421	115,618
	Daifuku Co. Ltd.	1,248,431	114,930
	Rakuten Group Inc.	10,460,953	114,527
	MEIJI Holdings Co. Ltd.	1,745,506	110,157
	Nippon Paint Holdings Co. Ltd.	10,246,215	109,633
	Daiwa Securities Group Inc.	19,463,718	109,350
	Yamaha Motor Co. Ltd.	3,830,879	106,781
	Resona Holdings Inc.	28,336,157	106,448
	Yamato Holdings Co. Ltd.	4,309,043	105,930
	Shares	Market Value• ($000)
Kyowa Kirin Co. Ltd.	3,220,147	105,904
Nihon M&A Center Holdings Inc.	3,381,614	103,830
Daito Trust Construction Co. Ltd.	827,054	102,542
Dentsu Group Inc.	2,799,963	102,321
Japan Real Estate Investment Corp.	16,688	102,285
JFE Holdings Inc.	6,567,491	100,354
Inpex Corp.	11,838,165	98,722
Hamamatsu Photonics KK	1,661,800	98,632
Rohm Co. Ltd.	1,055,598	96,521
Disco Corp.	357,630	96,416
Nissan Chemical Corp.	1,728,773	96,221
Nippon Prologis REIT Inc.	28,775	96,109
Sumitomo Chemical Co. Ltd.	19,472,691	95,929
Tokyo Gas Co. Ltd.	5,497,602	95,400
Mitsubishi Heavy Industries Ltd.	3,699,638	94,610
Chubu Electric Power Co. Inc.	9,063,323	93,816
Nexon Co. Ltd.	5,341,212	90,914
TOTO Ltd.	1,875,102	90,594
Isuzu Motors Ltd.	6,685,408	89,937
Mitsui OSK Lines Ltd.	1,419,478	89,500
GLP J-Reit	54,820	89,419
Tokyu Corp.	6,337,339	89,345
T&D Holdings Inc.	6,842,047	87,754
Hankyu Hanshin Holdings Inc.	2,828,042	87,685
Lixil Corp.	3,403,114	87,426
Yakult Honsha Co. Ltd.	1,728,630	87,345
Odakyu Electric Railway Co. Ltd.	4,006,927	86,868
Trend Micro Inc.	1,532,825	86,636
Nomura Real Estate Master Fund Inc.	57,727	86,444
Kansai Electric Power Co. Inc.	9,387,046	86,428
Dai Nippon Printing Co. Ltd.	3,480,631	86,233
JSR Corp.	2,347,027	85,126

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Koito Manufacturing Co. Ltd.	1,492,902	84,705
	TIS Inc.	3,067,182	83,559
	Ibiden Co. Ltd.	1,386,203	83,291
	Idemitsu Kosan Co. Ltd.	3,040,847	83,053
	Osaka Gas Co. Ltd.	5,146,499	82,951
	CyberAgent Inc.	4,938,567	82,748
	Aisin Corp.	2,244,226	82,122
[2]	Ricoh Co. Ltd.	8,366,518	81,472
	Japan Metropolitan Fund Investment Corp.	88,410	81,206
	Taiyo Yuden Co. Ltd.	1,591,703	80,678
	SBI Holdings Inc.	3,110,986	80,635
	Fuji Electric Co. Ltd.	1,617,159	79,075
	Daiwa House REIT Investment Corp.	27,285	78,298
	Keio Corp.	1,494,633	75,446
	Obayashi Corp.	8,785,414	74,169
*	Kintetsu Group Holdings Co. Ltd.	2,332,603	73,426
	Sekisui Chemical Co. Ltd.	4,418,713	72,594
	BayCurrent Consulting Inc.	173,251	71,903
	Azbil Corp.	1,679,809	71,615
	Kajima Corp.	5,774,612	71,101
	Kurita Water Industries Ltd.	1,431,689	70,713
	Hirose Electric Co. Ltd.	420,938	70,394
	Nissin Foods Holdings Co. Ltd.	902,699	69,002
	MonotaRO Co. Ltd.	3,025,046	68,946
	SUMCO Corp.	3,606,919	68,923
	Toho Co. Ltd. (Tokyo)	1,450,584	68,154
	Taisei Corp.	2,156,885	67,681
	Mitsui Chemicals Inc.	2,265,830	67,372
	Konami Holdings Corp.	1,215,569	66,893
	GMO Payment Gateway Inc.	527,001	66,769
	Asahi Intecc Co. Ltd.	2,525,919	66,582
*	Mazda Motor Corp.	7,369,116	66,280
		Shares	Market Value• ($000)
	Tobu Railway Co. Ltd.	2,642,952	65,803
	Santen Pharmaceutical Co. Ltd.	4,655,491	65,619
	Ebara Corp.	1,197,220	65,329
	Otsuka Corp.	1,325,623	65,296
	MatsukiyoCocokara & Co.	1,446,381	64,132
	Capcom Co. Ltd.	2,375,244	63,931
	Kobayashi Pharmaceutical Co. Ltd.	794,764	63,634
	Suntory Beverage & Food Ltd.	1,633,144	63,370
	Yokogawa Electric Corp.	3,144,455	62,833
	Seiko Epson Corp.	3,490,444	62,151
	Tosoh Corp.	3,640,805	61,315
	Open House Co. Ltd.	953,767	60,825
	Ryohin Keikaku Co. Ltd.	3,021,426	59,541
	Brother Industries Ltd.	3,072,942	59,412
	Toppan Inc.	3,641,251	58,778
	Kansai Paint Co. Ltd.	2,519,142	58,333
	Tsuruha Holdings Inc.	471,802	58,195
	Concordia Financial Group Ltd.	14,600,021	58,030
	Keisei Electric Railway Co. Ltd.	1,799,013	57,894
	Persol Holdings Co. Ltd.	2,146,161	57,686
	Hoshizaki Corp.	683,092	57,442
	Showa Denko KK	2,267,040	56,857
	Food & Life Cos. Ltd.	1,303,609	56,503
	Oji Holdings Corp.	11,366,836	56,342
	Orix JREIT Inc.	33,710	55,928
*	Tokyo Electric Power Co. Holdings Inc.	20,134,828	55,774
	Nippon Express Co. Ltd.	888,666	55,626
	Square Enix Holdings Co. Ltd.	1,012,619	55,471
	Kakaku.com Inc.	1,670,974	55,451
	NGK Insulators Ltd.	3,318,518	55,257

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Advance Residence Investment Corp.	16,673	54,799
	Asics Corp.	2,194,720	54,696
	Lion Corp.	3,272,606	54,503
	Nisshin Seifun Group Inc.	3,375,741	53,305
	Nippon Shinyaku Co. Ltd.	663,855	53,186
	Shizuoka Bank Ltd.	6,574,908	52,944
	Marui Group Co. Ltd.	2,642,927	51,864
[2]	Hulic Co. Ltd.	5,347,840	51,422
	Shimizu Corp.	7,007,302	51,341
*	Kawasaki Kisen Kaisha Ltd.	1,054,270	50,816
	Toyo Suisan Kaisha Ltd.	1,175,267	50,641
	Sojitz Corp.	3,066,910	50,601
	Hakuhodo DY Holdings Inc.	3,067,933	50,018
	Chiba Bank Ltd.	8,046,265	49,872
	Miura Co. Ltd.	1,290,476	49,639
	Ito En Ltd.	732,397	48,782
*	Hitachi Metals Ltd.	2,574,921	48,745
*	ANA Holdings Inc.	2,067,740	48,180
	Welcia Holdings Co. Ltd.	1,290,592	48,180
	Rinnai Corp.	467,414	47,991
	Nabtesco Corp.	1,469,351	47,686
	United Urban Investment Corp.	38,205	47,625
	Stanley Electric Co. Ltd.	1,866,078	47,035
	Mitsubishi Gas Chemical Co. Inc.	2,332,023	46,935
	Koei Tecmo Holdings Co. Ltd.	995,424	46,335
	SCREEN Holdings Co. Ltd.	498,085	46,297
	ZOZO Inc.	1,439,258	46,198
	Nikon Corp.	4,188,537	46,182
	Tokyo Century Corp.	806,514	46,178
	Hikari Tsushin Inc.	296,175	45,657
	Kyushu Railway Co.	2,027,982	45,396
	NH Foods Ltd.	1,289,520	45,349
	Tokyu Fudosan Holdings Corp.	7,821,591	45,322
		Shares	Market Value• ($000)
	Industrial & Infrastructure Fund Investment Corp.	24,705	45,298
	Iida Group Holdings Co. Ltd.	1,832,489	45,179
	USS Co. Ltd.	2,793,908	45,033
	Hitachi Construction Machinery Co. Ltd.	1,384,600	44,177
	Nippon Sanso Holdings Corp.	1,864,700	44,023
	TechnoPro Holdings Inc.	1,376,783	44,001
	NOF Corp.	874,175	43,872
	Haseko Corp.	3,344,799	43,553
	Kose Corp.	372,243	43,227
	Bank of Kyoto Ltd.	957,472	43,061
	Japan Post Bank Co. Ltd.	5,502,044	42,927
	Mitsubishi HC Capital Inc.	8,507,170	42,657
	Kyushu Electric Power Co. Inc.	6,050,760	42,624
	Japan Post Insurance Co. Ltd.	2,593,229	42,074
	Japan Prime Realty Investment Corp.	11,391	41,781
*	Nagoya Railroad Co. Ltd.	2,519,218	41,624
	Kuraray Co. Ltd.	4,547,396	41,150
	Jeol Ltd.	534,352	40,498
	Oracle Corp. Japan	425,105	40,225
[2]	NGK Spark Plug Co. Ltd.	2,514,210	40,165
	Amada Co. Ltd.	4,062,366	40,134
	Tohoku Electric Power Co. Inc.	6,178,640	40,088
	Itochu Techno-Solutions Corp.	1,258,947	39,769
*	Japan Airlines Co. Ltd.	1,836,699	39,528
	Fukuoka Financial Group Inc.	2,183,389	39,225
	Sekisui House Reit Inc.	51,843	39,193
	Benefit One Inc.	776,401	39,182
	Rakus Co. Ltd.	1,232,308	39,057

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Rohto Pharmaceutical Co. Ltd.	1,273,165	38,900
	NSK Ltd.	5,770,867	38,777
	Casio Computer Co. Ltd.	2,733,218	38,678
	Iwatani Corp.	654,584	38,663
*	Skylark Holdings Co. Ltd.	2,848,096	38,591
	Tokyo Tatemono Co. Ltd.	2,619,901	38,508
	LaSalle Logiport REIT	23,046	38,315
	Sumitomo Heavy Industries Ltd.	1,486,893	38,281
[2]	Shinsei Bank Ltd.	2,308,807	38,129
	IHI Corp.	1,624,028	37,934
	Kawasaki Heavy Industries Ltd.	1,869,241	37,931
	Sohgo Security Services Co. Ltd.	882,613	37,761
	Denka Co. Ltd.	1,126,326	36,875
	Sega Sammy Holdings Inc.	2,566,086	36,491
	Keikyu Corp.	3,231,511	36,472
	Yamada Holdings Co. Ltd.	9,520,396	36,380
	Nomura Real Estate Holdings Inc.	1,489,317	36,309
	Activia Properties Inc.	8,841	36,245
	COMSYS Holdings Corp.	1,456,522	36,065
	Air Water Inc.	2,316,349	35,440
	Medipal Holdings Corp.	1,957,950	35,424
	Nifco Inc.	1,106,539	35,298
	NET One Systems Co. Ltd.	1,068,935	35,054
	Aozora Bank Ltd.	1,525,738	34,901
	Mitsui Fudosan Logistics Park Inc.	6,558	34,862
	Ulvac Inc.	620,851	34,833
	Japan Hotel REIT Investment Corp.	57,445	34,692
	Toho Gas Co. Ltd.	1,162,745	34,443
	Shinko Electric Industries Co. Ltd.	853,492	34,385
	Cosmos Pharmaceutical Corp.	224,745	34,345
	Nichirei Corp.	1,400,787	34,117
		Shares	Market Value• ($000)
*	Japan Airport Terminal Co. Ltd.	682,273	33,846
	Keihan Holdings Co. Ltd.	1,275,123	33,544
	Sugi Holdings Co. Ltd.	468,184	33,523
	Japan Logistics Fund Inc.	11,161	33,386
	Sumitomo Forestry Co. Ltd.	1,746,588	33,361
	Nippon Accommodations Fund Inc.	5,974	33,319
	SCSK Corp.	1,637,871	33,146
	Tokai Carbon Co. Ltd.	2,525,456	33,035
	Hino Motors Ltd.	3,492,059	33,034
	Horiba Ltd.	501,583	32,884
	Teijin Ltd.	2,447,174	32,848
	Isetan Mitsukoshi Holdings Ltd.	4,466,116	32,652
	Chugoku Electric Power Co. Inc.	3,930,304	32,601
	Alfresa Holdings Corp.	2,307,678	32,531
	Taiheiyo Cement Corp.	1,524,327	32,386
	Pigeon Corp.	1,391,463	32,221
	Zenkoku Hosho Co. Ltd.	665,657	32,168
*	SHIFT Inc.	138,004	31,826
	Hisamitsu Pharmaceutical Co. Inc.	930,505	31,746
	EXEO Group Inc.	1,368,880	31,640
	Mitsubishi Materials Corp.	1,621,316	31,474
	Takara Holdings Inc.	2,296,398	31,411
	THK Co. Ltd.	1,459,996	31,395
	Taisho Pharmaceutical Holdings Co. Ltd.	583,669	31,320
	Tokyo Ohka Kogyo Co. Ltd.	489,127	31,096
	Morinaga Milk Industry Co. Ltd.	529,945	31,057
	Nihon Kohden Corp.	975,168	31,029
[2]	Kenedix Office Investment Corp.	4,888	30,950
	Sumitomo Dainippon Pharma Co. Ltd.	2,184,513	30,892
	Kewpie Corp.	1,405,865	30,837

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sanwa Holdings Corp.	2,594,989	30,267
	Lawson Inc.	618,530	29,912
	Sharp Corp.	2,534,297	29,893
*	Sansan Inc.	253,919	29,502
	J Front Retailing Co. Ltd.	3,164,691	29,333
	DIC Corp.	1,107,416	29,321
[2]	Anritsu Corp.	1,767,077	29,302
	Sankyu Inc.	648,207	29,264
*	Seibu Holdings Inc.	2,666,248	29,125
	ADEKA Corp.	1,307,388	29,083
	Sumitomo Rubber Industries Ltd.	2,357,685	29,056
	Kaneka Corp.	757,349	29,044
	Zensho Holdings Co. Ltd.	1,248,660	28,840
	Nankai Electric Railway Co. Ltd.	1,449,478	28,767
	Kadokawa Corp.	542,084	28,622
	Electric Power Development Co. Ltd.	2,161,925	28,580
	Konica Minolta Inc.	5,764,803	28,534
	Relo Group Inc.	1,370,760	28,512
	Goldwin Inc.	469,693	28,421
*	PeptiDream Inc.	1,174,394	28,388
	Mori Hills REIT Investment Corp.	20,858	28,280
	House Foods Group Inc.	983,424	28,216
	Daiseki Co. Ltd.	597,636	27,896
	Kagome Co. Ltd.	1,090,907	27,683
	Ship Healthcare Holdings Inc.	1,041,270	27,350
	Suzuken Co. Ltd.	977,901	27,223
	Frontier Real Estate Investment Corp.	6,146	27,191
	Kinden Corp.	1,655,158	27,162
	Ushio Inc.	1,516,028	27,122
	AEON REIT Investment Corp.	19,963	26,987
	Nippon Electric Glass Co. Ltd.	1,055,499	26,950
	Mebuki Financial Group Inc.	13,124,438	26,873
	Tsumura & Co.	860,590	26,821
	Fancl Corp.	874,892	26,525
	JGC Holdings Corp.	2,816,316	26,466
		Shares	Market Value• ($000)
	SHO-BOND Holdings Co. Ltd.	629,681	26,377
	Daicel Corp.	3,505,528	26,247
	Infomart Corp.	2,688,897	26,239
	Kamigumi Co. Ltd.	1,301,601	26,208
	JTEKT Corp.	2,947,031	26,086
	Penta-Ocean Construction Co. Ltd.	3,739,419	25,768
	Fuji Corp.	1,104,330	25,760
	Calbee Inc.	999,444	25,751
	Daiwa Securities Living Investments Corp.	25,441	25,701
	SMS Co. Ltd.	659,502	25,588
	Yamazaki Baking Co. Ltd.	1,681,841	25,549
*	Mitsubishi Motors Corp.	7,975,914	25,527
	Credit Saison Co. Ltd.	2,062,900	25,291
	Ezaki Glico Co. Ltd.	695,531	25,243
	Internet Initiative Japan Inc.	720,344	25,204
*	RENOVA Inc.	572,931	25,204
	Coca-Cola Bottlers Japan Holdings Inc.	1,829,412	25,176
	Sundrug Co. Ltd.	857,683	25,101
	Outsourcing Inc.	1,304,425	25,023
	Alps Alpine Co. Ltd.	2,554,053	24,956
	Dowa Holdings Co. Ltd.	597,193	24,941
	Kobe Steel Ltd.	4,242,555	24,927
	Invincible Investment Corp.	62,942	24,884
	Nishi-Nippon Railroad Co. Ltd.	1,010,071	24,881
	Ube Industries Ltd.	1,328,022	24,743
	Kenedix Residential Next Investment Corp.	12,808	24,630
	Menicon Co. Ltd.	654,306	24,565
	Topcon Corp.	1,371,224	24,448
	Shimamura Co. Ltd.	284,094	24,055
	Mitsubishi Logistics Corp.	860,707	24,036

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Comforia Residential REIT Inc.	8,198	23,895
	Yokohama Rubber Co. Ltd.	1,407,986	23,825
	Hulic Reit Inc.	15,681	23,757
	Japan Steel Works Ltd.	807,907	23,734
	Justsystems Corp.	458,057	23,675
	Nippo Corp.	667,756	23,622
	Nihon Unisys Ltd.	839,744	23,594
	Katitas Co. Ltd.	642,005	23,442
	Nippon Kayaku Co. Ltd.	2,204,746	23,221
	Mabuchi Motor Co. Ltd.	672,063	23,172
	INFRONEER Holdings Inc.	2,786,603	23,080
	Mitsui High-Tec Inc.	298,708	23,073
	Daiwa Office Investment Corp.	3,572	23,057
	Aeon Mall Co. Ltd.	1,570,613	23,009
	Nippon Shokubai Co. Ltd.	437,172	22,840
	Zeon Corp.	1,923,187	22,817
	DMG Mori Co. Ltd.	1,322,418	22,773
	Fujitec Co. Ltd.	1,001,134	22,741
	Seino Holdings Co. Ltd.	1,873,580	22,700
	K's Holdings Corp.	2,198,430	22,694
	Toyo Seikan Group Holdings Ltd.	1,911,263	22,694
	Toyo Tire Corp.	1,360,358	22,621
	Sawai Group Holdings Co. Ltd.	512,033	22,588
	Nagase & Co. Ltd.	1,332,247	22,549
	As One Corp.	163,814	22,456
	Amano Corp.	901,833	22,316
	Benesse Holdings Inc.	969,517	22,181
	GS Yuasa Corp.	1,013,925	22,073
	JAFCO Group Co. Ltd.	345,691	21,902
*	Park24 Co. Ltd.	1,426,150	21,845
[2]	NTT UD REIT Investment Corp.	16,456	21,844
	Mirait Holdings Corp.	1,130,824	21,749
		Shares	Market Value• ($000)
	NIPPON REIT Investment Corp.	5,631	21,647
	Rengo Co. Ltd.	2,852,955	21,634
	Hirogin Holdings Inc.	3,894,676	21,457
	Ain Holdings Inc.	363,320	21,445
	Daiwabo Holdings Co. Ltd.	1,208,027	21,267
	Nippon Suisan Kaisha Ltd.	3,717,462	21,127
	Mitsubishi Estate Logistics REIT Investment Corp.	4,883	21,115
	GMO internet Inc.	764,045	21,098
	Aica Kogyo Co. Ltd.	684,216	20,972
	FP Corp.	617,312	20,962
	Pola Orbis Holdings Inc.	978,619	20,895
	Hachijuni Bank Ltd.	6,238,282	20,850
	Mitsui Mining & Smelting Co. Ltd.	724,175	20,780
	Sotetsu Holdings Inc.	1,067,345	20,645
	Digital Garage Inc.	437,309	20,428
	Tokyo Seimitsu Co. Ltd.	501,610	20,424
	Nishimatsu Construction Co. Ltd.	703,831	20,302
	Toyoda Gosei Co. Ltd.	991,849	20,296
	DeNA Co. Ltd.	1,088,109	20,100
	Toda Corp.	3,187,695	20,081
	AEON Financial Service Co. Ltd.	1,564,674	19,879
	Japan Elevator Service Holdings Co. Ltd.	904,940	19,611
[2]	Kobe Bussan Co. Ltd.	566,319	19,508
	Japan Excellent Inc.	16,104	19,444
	Tokyu REIT Inc.	11,580	19,429
*	Descente Ltd.	512,037	19,409
	Kenedix Retail REIT Corp.	7,583	19,348
	Sumitomo Bakelite Co. Ltd.	429,711	19,312
	Morinaga & Co. Ltd.	546,114	19,299

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Nichias Corp.	786,113	19,248
	OKUMA Corp.	403,824	19,242
	Meitec Corp.	319,202	19,199
	Maruichi Steel Tube Ltd.	841,944	19,130
	Daiichikosho Co. Ltd.	524,579	19,047
	Seven Bank Ltd.	8,855,149	18,719
	PALTAC Corp.	417,648	18,493
	NOK Corp.	1,585,115	18,400
	Daio Paper Corp.	1,045,360	18,395
*	Fujikura Ltd.	3,408,921	18,387
	Hoshino Resorts REIT Inc.	2,805	18,315
	Sapporo Holdings Ltd.	838,737	18,198
	Iyo Bank Ltd.	3,695,128	18,078
	Fujitsu General Ltd.	736,508	18,061
	Toagosei Co. Ltd.	1,613,292	18,030
	JCR Pharmaceuticals Co. Ltd.	731,602	17,956
	Daido Steel Co. Ltd.	467,751	17,921
	TS Tech Co. Ltd.	1,338,054	17,903
	Kaken Pharmaceutical Co. Ltd.	452,235	17,838
	Furukawa Electric Co. Ltd.	810,096	17,726
	Gunma Bank Ltd.	5,741,662	17,726
	Asahi Holdings Inc.	988,310	17,639
	Bic Camera Inc.	2,034,525	17,547
	Cosmo Energy Holdings Co. Ltd.	858,041	17,541
	Acom Co. Ltd.	5,251,926	17,516
	OSG Corp.	1,050,099	17,470
	Kyudenko Corp.	544,455	17,270
	Kokuyo Co. Ltd.	1,130,950	17,212
	Yaoko Co. Ltd.	288,097	17,149
	Nippon Gas Co. Ltd.	1,380,128	17,119
	Kyushu Financial Group Inc.	5,079,076	17,104
	Yoshinoya Holdings Co. Ltd.	874,893	17,059
	Yamaguchi Financial Group Inc.	3,050,702	17,031
	NSD Co. Ltd.	891,140	16,980
	Systena Corp.	918,236	16,969
	Takashimaya Co. Ltd.	1,830,623	16,950
		Shares	Market Value• ($000)
	Kotobuki Spirits Co. Ltd.	252,848	16,906
	Tadano Ltd.	1,541,556	16,834
	Hitachi Transport System Ltd.	424,453	16,722
	Hazama Ando Corp.	2,461,575	16,669
	H.U. Group Holdings Inc.	674,356	16,630
	Toei Co. Ltd.	84,751	16,625
	Hitachi Zosen Corp.	2,115,879	16,590
*	Raksul Inc.	301,403	16,582
	Tokuyama Corp.	965,983	16,542
	Heiwa Real Estate REIT Inc.	11,846	16,539
	Inaba Denki Sangyo Co. Ltd.	688,605	16,518
	Mori Trust Sogo Reit Inc.	12,759	16,484
	NHK Spring Co. Ltd.	2,184,167	16,477
	Takara Bio Inc.	627,717	16,381
	ABC-Mart Inc.	340,646	16,373
	en Japan Inc.	412,188	16,369
	Fukuyama Transporting Co. Ltd.	409,928	16,329
	Pilot Corp.	444,737	16,310
	Chugoku Bank Ltd.	2,247,266	16,302
[2]	Nipro Corp.	1,602,123	16,280
	Toyota Boshoku Corp.	839,773	16,146
	Takasago Thermal Engineering Co. Ltd.	879,448	16,088
	Izumi Co. Ltd.	529,881	16,065
	Sanrio Co. Ltd.	715,075	16,022
	Heiwa Real Estate Co. Ltd.	505,125	15,947
	OBIC Business Consultants Co. Ltd.	322,820	15,936
	Mizuho Leasing Co. Ltd.	514,272	15,889
	Resorttrust Inc.	896,312	15,884
	Fujimi Inc.	252,183	15,859
	Fuyo General Lease Co. Ltd.	243,493	15,825
	Ariake Japan Co. Ltd.	238,175	15,507
	Kureha Corp.	237,468	15,433
	Fuji Soft Inc.	302,929	15,426
	Milbon Co. Ltd.	257,014	15,388
	CKD Corp.	771,835	15,302
	Lintec Corp.	683,963	15,268

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Yamato Kogyo Co. Ltd.	454,430	15,237
	Toridoll Holdings Corp.	629,119	15,146
	Citizen Watch Co. Ltd.	3,468,383	15,126
	Hanwa Co. Ltd.	501,971	15,078
	Monex Group Inc.	2,281,476	14,857
	Macnica Fuji Electronics Holdings Inc.	631,261	14,841
	Fuji Oil Holdings Inc.	628,504	14,750
	Sankyo Co. Ltd.	600,931	14,586
*	Shochiku Co. Ltd.	133,853	14,565
	Duskin Co. Ltd.	604,168	14,554
	Glory Ltd.	672,928	14,485
	NEC Networks & System Integration Corp.	890,422	14,327
	Mani Inc.	837,707	14,280
	Wacoal Holdings Corp.	708,730	14,193
	Toyobo Co. Ltd.	1,177,056	14,133
	Shikoku Electric Power Co. Inc.	2,167,534	14,117
	Shoei Co. Ltd.	316,370	14,077
	NS Solutions Corp.	412,918	13,880
	Kusuri no Aoki Holdings Co. Ltd.	208,127	13,854
	Trusco Nakayama Corp.	568,466	13,745
	Nisshinbo Holdings Inc.	1,770,008	13,662
	Sanken Electric Co. Ltd.	258,135	13,571
	DCM Holdings Co. Ltd.	1,387,600	13,529
	Nippon Paper Industries Co. Ltd.	1,317,457	13,504
	Heiwa Corp.	753,795	13,441
	Sumitomo Osaka Cement Co. Ltd.	474,341	13,291
	Nippon Light Metal Holdings Co. Ltd.	792,149	13,148
	Okamura Corp.	979,744	12,930
	Kanematsu Corp.	1,108,249	12,870
	Maruwa Co. Ltd.	114,376	12,820
	Nikkon Holdings Co. Ltd.	655,558	12,808
	Takuma Co. Ltd.	977,900	12,792
	Toshiba TEC Corp.	322,177	12,685
	JINS Holdings Inc.	200,239	12,660
		Shares	Market Value• ($000)
	Tsubakimoto Chain Co.	427,204	12,623
*	Oisix ra daichi Inc.	301,166	12,614
	Hokuhoku Financial Group Inc.	1,759,635	12,588
[2]	Fuji Kyuko Co. Ltd.	311,520	12,550
	Kintetsu World Express Inc.	521,202	12,518
	Maruha Nichiro Corp.	554,396	12,508
	DTS Corp.	563,622	12,506
	Kumagai Gumi Co. Ltd.	504,366	12,484
	Fuji Seal International Inc.	566,363	12,455
[2]	Kyoritsu Maintenance Co. Ltd.	331,521	12,423
	Hokuetsu Corp.	1,878,460	12,412
	Tokyo Steel Manufacturing Co. Ltd.	1,113,521	12,391
	Rorze Corp.	128,985	12,363
	KH Neochem Co. Ltd.	478,884	12,308
*	NTN Corp.	5,671,267	12,298
	Kandenko Co. Ltd.	1,582,096	12,264
	Wacom Co. Ltd.	1,895,385	12,261
	Dexerials Corp.	603,193	12,202
	Senko Group Holdings Co. Ltd.	1,371,751	12,201
	Daishi Hokuetsu Financial Group Inc.	544,460	12,193
	Sakata Seed Corp.	403,196	12,164
	Aiful Corp.	3,635,314	12,111
	Takeuchi Manufacturing Co. Ltd.	470,845	12,089
	Nihon Parkerizing Co. Ltd.	1,203,429	12,007
	Canon Marketing Japan Inc.	605,238	11,990
	Nishi-Nippon Financial Holdings Inc.	2,037,953	11,883
	EDION Corp.	1,247,369	11,838
	Okumura Corp.	454,234	11,730
	Tomy Co. Ltd.	1,232,483	11,698
	Meidensha Corp.	550,958	11,597
	SOSiLA Logistics REIT Inc.	7,695	11,571

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Toho Holdings Co. Ltd.	713,574	11,553
	Hankyu Hanshin REIT Inc.	7,825	11,541
	Orient Corp.	8,393,377	11,519
	Nitto Boseki Co. Ltd.	356,015	11,411
	UT Group Co. Ltd.	356,429	11,402
	Funai Soken Holdings Inc.	408,429	11,347
	Iriso Electronics Co. Ltd.	246,447	11,322
	Megmilk Snow Brand Co. Ltd.	582,769	11,277
	BeNext-Yumeshin Group Co.	862,660	11,246
	Hokuriku Electric Power Co.	2,356,578	11,221
	TOKAI Holdings Corp.	1,467,644	11,144
	Earth Corp.	180,472	11,075
	Taiyo Holdings Co. Ltd.	413,816	11,063
[2]	Colowide Co. Ltd.	762,727	11,026
	Digital Arts Inc.	134,472	10,980
	Seiren Co. Ltd.	542,572	10,950
	JCU Corp.	271,854	10,919
	Nagawa Co. Ltd.	115,100	10,891
	Fuso Chemical Co. Ltd.	236,405	10,884
	Information Services International-Dentsu Ltd.	310,916	10,878
[2]	CRE Logistics REIT Inc.	5,590	10,876
	Musashi Seimitsu Industry Co. Ltd.	576,565	10,852
	Matsui Securities Co. Ltd.	1,493,609	10,715
	IR Japan Holdings Ltd.	115,750	10,675
	Japan Aviation Electronics Industry Ltd.	642,778	10,658
	Nippon Soda Co. Ltd.	354,221	10,643
	Sumitomo Warehouse Co. Ltd.	661,254	10,631
	Hokkaido Electric Power Co. Inc.	2,540,426	10,558
*,2	HIS Co. Ltd.	466,345	10,487
	Tri Chemical Laboratories Inc.	350,034	10,470
*,2	Atom Corp.	1,543,318	10,411
[2]	eRex Co. Ltd.	454,339	10,404
	Shares	Market Value• ($000)
Makino Milling Machine Co. Ltd.	289,131	10,402
Valor Holdings Co. Ltd.	491,055	10,400
Noevir Holdings Co. Ltd.	211,811	10,361
Fukuoka REIT Corp.	6,977	10,355
Raito Kogyo Co. Ltd.	582,106	10,351
Japan Material Co. Ltd.	744,084	10,347
MOS Food Services Inc.	370,993	10,345
Joyful Honda Co. Ltd.	748,723	10,297
Kohnan Shoji Co. Ltd.	327,876	10,254
Central Glass Co. Ltd.	547,985	10,204
Autobacs Seven Co. Ltd.	788,547	10,199
Japan Lifeline Co. Ltd.	943,274	10,157
Arcs Co. Ltd.	527,714	10,141
Shiga Bank Ltd.	626,410	10,136
Elecom Co. Ltd.	652,672	9,983
SAMTY Co. Ltd.	448,837	9,981
Kanamoto Co. Ltd.	465,693	9,976
Kiyo Bank Ltd.	757,127	9,943
TKC Corp.	322,832	9,897
Taikisha Ltd.	346,251	9,889
MCJ Co. Ltd.	878,057	9,886
Tokai Tokyo Financial Holdings Inc.	2,841,284	9,850
GungHo Online Entertainment Inc.	524,067	9,832
San-A Co. Ltd.	272,833	9,831
Daihen Corp.	235,378	9,825
Itoham Yonekyu Holdings Inc.	1,599,781	9,755
Mochida Pharmaceutical Co. Ltd.	333,771	9,733
Star Asia Investment Corp.	18,346	9,733
Transcosmos Inc.	321,245	9,686
77 Bank Ltd.	948,902	9,680
Nichiha Corp.	335,935	9,657
Round One Corp.	802,313	9,654
Create SD Holdings Co. Ltd.	313,956	9,652
Sangetsu Corp.	700,980	9,646

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Nomura Co. Ltd.	972,057	9,584
	Sumitomo Mitsui Construction Co. Ltd.	2,251,003	9,552
[2]	Suruga Bank Ltd.	2,602,121	9,546
	Global One Real Estate Investment Corp.	9,218	9,494
	Saizeriya Co. Ltd.	349,804	9,442
	GLOBERIDE Inc.	260,122	9,413
*	M&A Capital Partners Co. Ltd.	166,669	9,401
	Paramount Bed Holdings Co. Ltd.	502,228	9,371
	BML Inc.	265,628	9,337
	San-In Godo Bank Ltd.	1,904,434	9,320
	Oki Electric Industry Co. Ltd.	1,132,648	9,304
	Starts Corp. Inc.	386,550	9,289
	KYORIN Holdings Inc.	598,366	9,191
	Kumiai Chemical Industry Co. Ltd.	1,230,738	9,178
	Nojima Corp.	416,968	9,145
	H2O Retailing Corp.	1,141,752	9,118
	Nachi-Fujikoshi Corp.	239,269	9,064
	Towa Pharmaceutical Co. Ltd.	351,971	9,049
	Tokai Rika Co. Ltd.	646,112	9,044
*	UACJ Corp.	389,238	9,021
	Nextage Co. Ltd.	491,393	9,006
	Nippon Steel Trading Corp.	199,070	9,002
	Eizo Corp.	234,185	8,956
	S-Pool Inc.	798,707	8,931
	Prima Meat Packers Ltd.	378,204	8,889
	ZERIA Pharmaceutical Co. Ltd.	495,857	8,877
[2]	Kura Sushi Inc.	274,355	8,877
	Aeon Delight Co. Ltd.	288,752	8,868
	Toyo Ink SC Holdings Co. Ltd.	502,777	8,854
	Zojirushi Corp.	637,635	8,844
	Nippn Corp.	615,267	8,816
		Shares	Market Value• ($000)
	KOMEDA Holdings Co. Ltd.	485,109	8,799
	Mixi Inc.	381,297	8,737
	Heiwado Co. Ltd.	502,568	8,700
	Komeri Co. Ltd.	376,743	8,700
	Seiko Holdings Corp.	412,282	8,695
	San-Ai Oil Co. Ltd.	662,838	8,639
	Ichigo Office REIT Investment Corp.	11,392	8,630
	Ichigo Inc.	2,881,991	8,627
	Life Corp.	260,116	8,538
	Hogy Medical Co. Ltd.	311,024	8,527
	Awa Bank Ltd.	457,527	8,523
	Dip Corp.	237,508	8,522
	Hosiden Corp.	801,445	8,450
*,2	giftee Inc.	249,900	8,448
	ValueCommerce Co. Ltd.	213,107	8,411
[2]	Nishimatsuya Chain Co. Ltd.	654,663	8,353
	Nissha Co. Ltd.	509,132	8,341
	Ichibanya Co. Ltd.	206,015	8,329
	Jaccs Co. Ltd.	311,483	8,307
	Ai Holdings Corp.	439,731	8,300
	Monogatari Corp.	132,894	8,279
	eGuarantee Inc.	367,765	8,190
[2]	Mirai Corp.	17,737	8,189
[2]	Create Restaurants Holdings Inc.	1,186,012	8,154
	Tokyotokeiba Co. Ltd.	204,562	8,105
*,2	Royal Holdings Co. Ltd.	446,192	8,099
	Itochu Advance Logistics Investment Corp.	5,644	8,038
	Comture Corp.	296,144	8,031
	Inabata & Co. Ltd.	541,136	8,011
	Mitani Sekisan Co. Ltd.	126,200	8,008
	Ohsho Food Service Corp.	152,263	7,996
	Ogaki Kyoritsu Bank Ltd.	480,705	7,988
	Nisshin Oillio Group Ltd.	300,512	7,966
	Tocalo Co. Ltd.	642,744	7,882
	ASKUL Corp.	576,706	7,833
	Hioki EE Corp.	111,805	7,809

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Japan Securities Finance Co. Ltd.	1,021,383	7,797
	Giken Ltd.	203,850	7,778
	Daibiru Corp.	557,157	7,753
	Broadleaf Co. Ltd.	1,611,368	7,735
	Japan Petroleum Exploration Co. Ltd.	424,661	7,728
	TBS Holdings Inc.	488,248	7,723
	Nichicon Corp.	815,334	7,716
*,2	Chiyoda Corp.	2,104,598	7,693
	Gunze Ltd.	199,341	7,683
	Yokogawa Bridge Holdings Corp.	380,704	7,674
	Juroku Financial Group Inc.	420,859	7,644
	SBS Holdings Inc.	214,653	7,637
	Cybozu Inc.	321,617	7,631
	Showa Sangyo Co. Ltd.	306,541	7,626
	Maeda Kosen Co. Ltd.	262,897	7,625
	Mitsubishi Logisnext Co. Ltd.	828,434	7,619
	Hyakugo Bank Ltd.	2,626,949	7,615
	Tsugami Corp.	551,819	7,587
	Maruwa Unyu Kikan Co. Ltd.	540,986	7,576
	Nissin Electric Co. Ltd.	610,776	7,569
	Adastria Co. Ltd.	407,810	7,565
[2]	Anicom Holdings Inc.	962,840	7,507
	Kissei Pharmaceutical Co. Ltd.	374,433	7,490
	Idec Corp.	352,806	7,477
*	KYB Corp.	278,861	7,463
	Megachips Corp.	234,921	7,428
	Tsubaki Nakashima Co. Ltd.	530,205	7,424
	Max Co. Ltd.	457,919	7,293
	North Pacific Bank Ltd.	3,522,551	7,290
	Shima Seiki Manufacturing Ltd.	378,937	7,286
	Yodogawa Steel Works Ltd.	333,191	7,280
	Mandom Corp.	500,561	7,277
	Fujimori Kogyo Co. Ltd.	176,966	7,276
	Maxell Ltd.	604,265	7,271
*,2	Change Inc.	400,771	7,222
		Shares	Market Value• ($000)
	Shibaura Machine Co. Ltd.	309,121	7,206
	One REIT Inc.	2,656	7,123
	Prestige International Inc.	1,035,176	7,099
	Takara Standard Co. Ltd.	533,151	7,088
[2]	Pharma Foods International Co. Ltd.	311,948	7,070
	Sanyo Chemical Industries Ltd.	142,747	7,068
	Nippon Kanzai Co. Ltd.	290,403	7,052
	Noritake Co. Ltd.	161,074	7,043
*,2	euglena Co. Ltd.	992,991	7,039
	Nikkiso Co. Ltd.	793,739	7,029
	Noritz Corp.	435,973	6,995
	Eiken Chemical Co. Ltd.	415,899	6,991
*	Nippon Sheet Glass Co. Ltd.	1,250,575	6,989
	Kato Sangyo Co. Ltd.	247,102	6,967
	United Arrows Ltd.	344,934	6,909
	Totetsu Kogyo Co. Ltd.	317,532	6,909
[2]	Midac Holdings Co. Ltd.	145,090	6,899
	Shizuoka Gas Co. Ltd.	652,309	6,881
	Token Corp.	83,938	6,844
*	Ringer Hut Co. Ltd.	350,838	6,805
	Future Corp.	231,672	6,776
	Nippon Densetsu Kogyo Co. Ltd.	439,086	6,768
[2]	Takeda Pharmaceutical Co. Ltd. ADR	481,028	6,744
[2]	Tamura Corp.	976,920	6,713
	Shibuya Corp.	253,452	6,696
	Solasto Corp.	549,955	6,656
	Okasan Securities Group Inc.	1,933,593	6,614
	Okinawa Electric Power Co. Inc.	537,233	6,591
[2]	Yamazen Corp.	711,209	6,590
*	Leopalace21 Corp.	3,054,387	6,580
	Strike Co. Ltd.	174,229	6,575
	SKY Perfect JSAT Holdings Inc.	1,746,180	6,549
	Kitz Corp.	976,788	6,535
	Nippon Signal Co. Ltd.	755,395	6,532

Total International Stock Index Fund
	Shares	Market Value• ($000)
United Super Markets Holdings Inc.	714,805	6,525
Towa Corp.	299,258	6,518
Sanki Engineering Co. Ltd.	516,293	6,503
Sato Holdings Corp.	281,391	6,486
Hirata Corp.	106,366	6,485
Pasona Group Inc.	231,541	6,466
Roland Corp.	156,310	6,427
Nippon Ceramic Co. Ltd.	247,340	6,426
FCC Co. Ltd.	462,909	6,409
Daiho Corp.	190,205	6,407
T Hasegawa Co. Ltd.	261,971	6,397
Yokowo Co. Ltd.	287,630	6,392
Nanto Bank Ltd.	369,916	6,377
S Foods Inc.	218,694	6,333
Topre Corp.	547,098	6,328
Aida Engineering Ltd.	691,969	6,282
DyDo Group Holdings Inc.	131,655	6,273
Mitsuuroko Group Holdings Co. Ltd.	523,756	6,267
Tokyu Construction Co. Ltd.	885,716	6,263
RS Technologies Co. Ltd.	114,834	6,245
Zuken Inc.	161,895	6,242
Fuji Media Holdings Inc.	602,066	6,241
Sanyo Denki Co. Ltd.	108,248	6,219
Intage Holdings Inc.	367,274	6,202
Bunka Shutter Co. Ltd.	635,837	6,198
Morita Holdings Corp.	486,822	6,125
FULLCAST Holdings Co. Ltd.	261,673	6,108
Organo Corp.	95,862	6,090
LITALICO Inc.	201,044	6,070
Japan Wool Textile Co. Ltd.	759,312	6,064
Exedy Corp.	404,467	6,025
Osaka Organic Chemical Industry Ltd.	200,255	6,001
Shinmaywa Industries Ltd.	733,914	5,998
		Shares	Market Value• ($000)
	Yellow Hat Ltd.	367,984	5,996
	Star Micronics Co. Ltd.	451,574	5,927
	Miroku Jyoho Service Co. Ltd.	374,701	5,916
	Mitsubishi Pencil Co. Ltd.	489,546	5,873
*	MedPeer Inc.	194,933	5,857
	Usen-Next Holdings Co. Ltd.	198,942	5,856
	Mitsui-Soko Holdings Co. Ltd.	287,276	5,762
	Okamoto Industries Inc.	163,490	5,737
	Nippon Seiki Co. Ltd.	569,026	5,725
	Ryosan Co. Ltd.	276,999	5,710
	Arata Corp.	160,412	5,678
	Sekisui Jushi Corp.	304,447	5,672
	Pacific Industrial Co. Ltd.	556,608	5,669
	Nippon Carbon Co. Ltd.	146,625	5,661
	Osaka Soda Co. Ltd.	222,506	5,655
	Link & Motivation Inc.	534,273	5,645
[2]	Aruhi Corp.	486,827	5,644
	SWCC Showa Holdings Co. Ltd.	289,328	5,638
	Musashino Bank Ltd.	358,712	5,635
	Riso Kagaku Corp.	263,767	5,567
	Okinawa Financial Group Inc.	252,307	5,547
	Itochu Enex Co. Ltd.	628,074	5,542
	Insource Co. Ltd.	275,896	5,524
	Nagaileben Co. Ltd.	268,383	5,516
	Micronics Japan Co. Ltd.	416,484	5,514
	Noritsu Koki Co. Ltd.	264,430	5,499
	Fukushima Galilei Co. Ltd.	137,809	5,479
	Kameda Seika Co. Ltd.	140,036	5,477
	Pressance Corp.	329,731	5,465
	Riken Keiki Co. Ltd.	196,417	5,450
	Chudenko Corp.	278,216	5,448
	Raiznext Corp.	502,533	5,432

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Avex Inc.	396,497	5,414
*	SRE Holdings Corp.	77,669	5,396
	Relia Inc.	522,157	5,351
	Kanto Denka Kogyo Co. Ltd.	577,837	5,315
	Saibu Gas Holdings Co. Ltd.	260,297	5,315
	ARTERIA Networks Corp.	376,190	5,308
	Kaga Electronics Co. Ltd.	192,180	5,282
	Alpen Co. Ltd.	216,102	5,271
	Infocom Corp.	274,381	5,268
	Computer Engineering & Consulting Ltd.	441,964	5,262
	Keiyo Bank Ltd.	1,349,342	5,256
	Nissan Shatai Co. Ltd.	737,994	5,234
	Maruzen Showa Unyu Co. Ltd.	171,250	5,230
	Mizuno Corp.	223,594	5,204
	Iino Kaiun Kaisha Ltd.	1,078,213	5,200
	Arcland Sakamoto Co. Ltd.	347,070	5,191
	Nitto Kogyo Corp.	347,474	5,170
	Hokkoku Financial Holdings Inc.	296,204	5,163
	Carta Holdings Inc.	239,400	5,146
[2]	Kisoji Co. Ltd.	273,895	5,144
	Keihanshin Building Co. Ltd.	408,811	5,107
	Belc Co. Ltd.	103,296	5,099
	Chugoku Marine Paints Ltd.	658,082	5,094
	Nippon Pillar Packing Co. Ltd.	208,500	5,089
	Trancom Co. Ltd.	71,976	5,050
	Bell System24 Holdings Inc.	392,304	5,040
	HI-LEX Corp.	314,798	5,034
	Genky DrugStores Co. Ltd.	104,273	5,029
*	Mitsui E&S Holdings Co. Ltd.	982,107	5,009
	Axial Retailing Inc.	157,333	5,004
	Sakai Moving Service Co. Ltd.	121,322	4,996
	Nishio Rent All Co. Ltd.	201,934	4,993
		Shares	Market Value• ($000)
	Toyo Tanso Co. Ltd.	183,543	4,990
*	J Trust Co. Ltd.	951,145	4,973
	Optex Group Co. Ltd.	389,229	4,958
	Hamakyorex Co. Ltd.	177,346	4,917
[2]	Shoei Foods Corp.	142,537	4,914
	Ricoh Leasing Co. Ltd.	154,326	4,893
	IDOM Inc.	714,017	4,890
	Sanyo Special Steel Co. Ltd.	295,764	4,877
	T-Gaia Corp.	273,037	4,865
	Nichi-iko Pharmaceutical Co. Ltd.	639,755	4,857
	Takara Leben Real Estate Investment Corp.	4,965	4,840
	Restar Holdings Corp.	289,277	4,835
	Siix Corp.	436,335	4,834
	KFC Holdings Japan Ltd.	190,506	4,831
[2]	Obara Group Inc.	150,618	4,830
	Ishihara Sangyo Kaisha Ltd.	437,286	4,822
	Sakata INX Corp.	498,741	4,818
*	Nippon Chemi-Con Corp.	256,335	4,817
	Nitta Corp.	209,222	4,796
	Nippon Koei Co. Ltd.	157,148	4,773
*	Vision Inc.	355,185	4,766
	Koa Corp.	351,666	4,754
	Toppan Forms Co. Ltd.	492,616	4,736
	Uchida Yoko Co. Ltd.	111,903	4,734
	Senshu Ikeda Holdings Inc.	3,365,041	4,728
	TOMONY Holdings Inc.	1,768,038	4,724
	Shikoku Chemicals Corp.	384,185	4,721
	Fukui Computer Holdings Inc.	130,828	4,719
	Plenus Co. Ltd.	277,095	4,717
	TechMatrix Corp.	297,281	4,714
[2]	Toa Corp.	214,624	4,710
*,2	W-Scope Corp.	588,412	4,709
	Toho Titanium Co. Ltd.	446,674	4,703

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Curves Holdings Co. Ltd.	603,585	4,703
	Nohmi Bosai Ltd.	256,173	4,699
	Elan Corp.	433,780	4,689
	Nippon Denko Co. Ltd.	1,451,967	4,687
	MEC Co. Ltd.	169,870	4,678
	Gree Inc.	552,538	4,660
	Aeon Hokkaido Corp.	400,913	4,630
	Toho Zinc Co. Ltd.	169,343	4,629
	METAWATER Co. Ltd.	273,491	4,628
	ESPEC Corp.	227,946	4,624
	Modec Inc.	268,662	4,621
	Airtrip Corp.	136,312	4,619
	Riso Kyoiku Co. Ltd.	1,104,682	4,615
	Oiles Corp.	310,389	4,612
	Argo Graphics Inc.	165,330	4,604
	Fujibo Holdings Inc.	126,085	4,573
	Kyokuto Kaihatsu Kogyo Co. Ltd.	332,455	4,544
	Ryoyo Electro Corp.	217,891	4,537
	Yuasa Trading Co. Ltd.	169,566	4,532
	Toyo Construction Co. Ltd.	903,002	4,520
	COLOPL Inc.	624,774	4,514
	Shin Nippon Air Technologies Co. Ltd.	209,514	4,508
	Tamron Co. Ltd.	189,853	4,463
[2]	Starts Proceed Investment Corp.	2,124	4,462
	Nippon Road Co. Ltd.	61,338	4,437
	Wakita & Co. Ltd.	489,562	4,430
	Hosokawa Micron Corp.	159,548	4,414
	Geo Holdings Corp.	414,620	4,405
	Furukawa Co. Ltd.	397,217	4,396
*	Atrae Inc.	205,534	4,379
	Konoike Transport Co. Ltd.	399,532	4,373
	Sodick Co. Ltd.	566,343	4,366
	YAMABIKO Corp.	399,848	4,357
	Mimasu Semiconductor Industry Co. Ltd.	198,981	4,354
[2]	Keiyo Co. Ltd.	595,341	4,336
	Daiichi Jitsugyo Co. Ltd.	93,101	4,331
		Shares	Market Value• ($000)
	Hiday Hidaka Corp.	302,230	4,317
	VT Holdings Co. Ltd.	964,428	4,315
[2]	Tokyo Electron Device Ltd.	70,984	4,307
	Bank of Nagoya Ltd.	202,067	4,298
	Nippon Yakin Kogyo Co. Ltd.	177,495	4,288
	Qol Holdings Co. Ltd.	288,232	4,282
	Direct Marketing MiX Inc.	111,334	4,270
	Teikoku Sen-I Co. Ltd.	236,431	4,262
	KeePer Technical Laboratory Co. Ltd.	147,184	4,244
	Kanematsu Electronics Ltd.	129,703	4,236
	gremz Inc.	183,700	4,229
	Nippon Thompson Co. Ltd.	821,199	4,225
	Joshin Denki Co. Ltd.	202,914	4,224
	Cawachi Ltd.	216,362	4,220
	Onward Holdings Co. Ltd.	1,426,025	4,218
	Konishi Co. Ltd.	270,186	4,202
	Doutor Nichires Holdings Co. Ltd.	291,401	4,180
	Weathernews Inc.	57,262	4,179
	Chofu Seisakusho Co. Ltd.	230,681	4,168
	Financial Products Group Co. Ltd.	718,885	4,161
	Kurabo Industries Ltd.	249,534	4,157
	Toho Bank Ltd.	2,312,923	4,140
	Takasago International Corp.	158,805	4,139
	TPR Co. Ltd.	322,944	4,115
	Tsukishima Kikai Co. Ltd.	402,477	4,115
*	Matsuya Co. Ltd.	428,137	4,089
*,2	Optim Corp.	259,269	4,077
	Pacific Metals Co. Ltd.	224,778	4,074
*	Aoyama Trading Co. Ltd.	592,137	4,072
	V Technology Co. Ltd.	107,971	4,072
*,2	Vector Inc.	358,589	4,069
	Taihei Dengyo Kaisha Ltd.	171,571	4,053

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Shindengen Electric Manufacturing Co. Ltd.	113,271	4,033
	Marvelous Inc.	632,289	4,014
	Shin-Etsu Polymer Co. Ltd.	444,401	4,014
	G-7 Holdings Inc.	218,066	3,990
	Belluna Co. Ltd.	567,197	3,983
	Unipres Corp.	484,956	3,957
	Asahi Diamond Industrial Co. Ltd.	639,245	3,931
	Mitsuboshi Belting Ltd.	220,261	3,915
	Tachi-S Co. Ltd.	323,170	3,914
	Torii Pharmaceutical Co. Ltd.	150,494	3,907
	Tokyo Kiraboshi Financial Group Inc.	301,568	3,901
	Matsuyafoods Holdings Co. Ltd.	121,843	3,897
[2]	Marudai Food Co. Ltd.	261,757	3,894
	Ines Corp.	265,665	3,882
	Tokai Corp.	200,501	3,857
	Mitsubishi Shokuhin Co. Ltd.	149,024	3,836
	Yokohama Reito Co. Ltd.	497,664	3,806
	JVCKenwood Corp.	2,203,956	3,802
	Yondoshi Holdings Inc.	250,044	3,793
	PAL GROUP Holdings Co. Ltd.	262,041	3,790
	Piolax Inc.	263,488	3,790
	NS United Kaiun Kaisha Ltd.	119,959	3,778
	Sinko Industries Ltd.	207,853	3,773
	Japan Pulp & Paper Co. Ltd.	111,636	3,766
	JAC Recruitment Co. Ltd.	191,726	3,762
	Nittetsu Mining Co. Ltd.	64,764	3,730
	Tsurumi Manufacturing Co. Ltd.	241,605	3,723
	Arcland Service Holdings Co. Ltd.	187,534	3,722
		Shares	Market Value• ($000)
	Daikyonishikawa Corp.	618,938	3,719
[2]	YA-MAN Ltd.	349,388	3,712
	Shin Nippon Biomedical Laboratories Ltd.	291,695	3,698
	Doshisha Co. Ltd.	233,043	3,651
	Union Tool Co.	107,420	3,628
	Matsuda Sangyo Co. Ltd.	120,451	3,599
	Aomori Bank Ltd.	207,513	3,579
	Hokuto Corp.	207,214	3,578
[2]	Fixstars Corp.	523,715	3,569
	Alconix Corp.	236,218	3,561
[2]	Base Co. Ltd.	84,145	3,558
	Sintokogio Ltd.	541,153	3,556
	Bando Chemical Industries Ltd.	458,207	3,541
	Fujicco Co. Ltd.	210,597	3,536
	Seikagaku Corp.	400,660	3,536
	Fuji Co. Ltd.	200,037	3,525
	Nippon Television Holdings Inc.	326,766	3,520
	Mitsui DM Sugar Holdings Co. Ltd.	197,954	3,518
	Tokushu Tokai Paper Co. Ltd.	90,088	3,513
	Tosei Corp.	365,033	3,509
	Zenrin Co. Ltd.	380,449	3,508
	Sinfonia Technology Co. Ltd.	303,814	3,501
[2]	Kansai Super Market Ltd.	214,655	3,489
	Daiken Corp.	159,410	3,484
	Hyakujushi Bank Ltd.	267,564	3,462
*,2	Open Door Inc.	155,953	3,447
	I'll Inc.	231,455	3,437
	TV Asahi Holdings Corp.	226,209	3,433
	WingArc1st Inc.	178,000	3,433
	Tenma Corp.	144,044	3,431
	Komori Corp.	523,894	3,422
[2]	V-Cube Inc.	225,673	3,413
[2]	Koshidaka Holdings Co. Ltd.	555,931	3,407
	Ryobi Ltd.	324,448	3,401
	SRA Holdings	132,931	3,397
	Kyoei Steel Ltd.	275,235	3,396
	TOC Co. Ltd.	600,791	3,368
	Valqua Ltd.	166,822	3,367

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sun Frontier Fudousan Co. Ltd.	358,327	3,363
	Pack Corp.	126,068	3,349
[2]	Fujio Food Group Inc.	280,380	3,349
	Macromill Inc.	471,948	3,326
	Nissei ASB Machine Co. Ltd.	101,673	3,319
	Ebase Co. Ltd.	498,136	3,318
	Fukui Bank Ltd.	256,255	3,312
	Daikokutenbussan Co. Ltd.	57,833	3,295
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	141,705	3,276
	Daiwa Industries Ltd.	291,004	3,243
	Oyo Corp.	210,920	3,232
	Miyazaki Bank Ltd.	178,522	3,218
[2]	Kitanotatsujin Corp.	882,561	3,215
	Ichikoh Industries Ltd.	647,174	3,211
	Hibiya Engineering Ltd.	190,725	3,206
	Marusan Securities Co. Ltd.	607,335	3,201
	Eagle Industry Co. Ltd.	298,693	3,191
	Aichi Steel Corp.	136,200	3,173
	Tama Home Co. Ltd.	153,652	3,167
	Press Kogyo Co. Ltd.	1,081,069	3,150
	J-Oil Mills Inc.	194,851	3,141
	Daito Pharmaceutical Co. Ltd.	111,356	3,140
	Optorun Co. Ltd.	154,655	3,135
[2]	Hoosiers Holdings	506,508	3,125
*	BrainPad Inc.	64,941	3,121
[2]	Retail Partners Co. Ltd.	298,080	3,116
	Fujiya Co. Ltd.	150,183	3,108
	Tanseisha Co. Ltd.	378,632	3,105
*,2	Sagami Holdings Corp.	345,841	3,104
	Katakura Industries Co. Ltd.	204,007	3,101
		Shares	Market Value• ($000)
	Yamagata Bank Ltd.	434,400	3,099
	DKK Co. Ltd.	139,794	3,094
	LIFULL Co. Ltd.	985,355	3,092
	Alpha Systems Inc.	80,828	3,086
	Tonami Holdings Co. Ltd.	77,989	3,082
	Yonex Co. Ltd.	467,423	3,077
	Nichiden Corp.	152,238	3,063
	Dai-Dan Co. Ltd.	145,031	3,054
*,2	Kappa Create Co. Ltd.	250,961	3,050
	Inageya Co. Ltd.	252,051	3,046
	Meisei Industrial Co. Ltd.	510,708	3,043
[2]	Media Do Co. Ltd.	80,500	3,025
	Tosho Co. Ltd.	176,418	3,024
	Sakai Chemical Industry Co. Ltd.	161,948	3,018
	Furuno Electric Co. Ltd.	280,923	3,006
*	KLab Inc.	539,151	3,006
	Canon Electronics Inc.	216,332	2,978
	Takara Leben Co. Ltd.	1,086,539	2,961
	Digital Holdings Inc.	193,080	2,961
	Goldcrest Co. Ltd.	205,988	2,951
	Starzen Co. Ltd.	156,506	2,950
	San ju San Financial Group Inc.	240,746	2,949
	G-Tekt Corp.	236,495	2,948
*	Oriental Shiraishi Corp.	1,245,315	2,940
	Sumitomo Densetsu Co. Ltd.	151,068	2,900
	Chubu Shiryo Co. Ltd.	302,524	2,891
	Melco Holdings Inc.	69,870	2,888
*	TSI Holdings Co. Ltd.	950,224	2,882
	Futaba Corp.	423,667	2,881
	Chilled & Frozen Logistics Holdings Co. Ltd.	193,925	2,874
[2]	Sanoh Industrial Co. Ltd.	323,894	2,869
	Futaba Industrial Co. Ltd.	728,893	2,854

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	EM Systems Co. Ltd.	428,991	2,844
	Key Coffee Inc.	145,285	2,842
	Denyo Co. Ltd.	163,800	2,840
[2]	GMO GlobalSign Holdings KK	68,742	2,831
	Aichi Bank Ltd.	93,051	2,813
	Sumida Corp.	243,294	2,813
	Rheon Automatic Machinery Co. Ltd.	235,944	2,805
	Japan Medical Dynamic Marketing Inc.	145,920	2,805
	Aiphone Co. Ltd.	135,602	2,803
	YAKUODO Holdings Co. Ltd.	132,438	2,798
	Poletowin Pitcrew Holdings Inc.	309,542	2,791
	Stella Chemifa Corp.	110,824	2,782
[2]	Taiko Pharmaceutical Co. Ltd.	391,145	2,779
	Roland DG Corp.	105,445	2,770
	Ehime Bank Ltd.	407,256	2,749
	World Holdings Co. Ltd.	109,983	2,747
	Daido Metal Co. Ltd.	510,152	2,738
	Sumitomo Riko Co. Ltd.	420,350	2,738
	Enigmo Inc.	287,570	2,731
	Torishima Pump Manufacturing Co. Ltd.	351,755	2,718
	Enplas Corp.	101,493	2,692
*	World Co. Ltd.	218,926	2,687
[2]	Yamashin-Filter Corp.	443,296	2,684
	Sumitomo Seika Chemicals Co. Ltd.	94,156	2,682
	MTI Ltd.	414,831	2,657
	Taki Chemical Co. Ltd.	48,004	2,657
	Anest Iwata Corp.	331,858	2,644
	WDB Holdings Co. Ltd.	83,499	2,632
	Sparx Group Co. Ltd.	1,012,659	2,627
	Gakken Holdings Co. Ltd.	268,273	2,626
	Bank of the Ryukyus Ltd.	393,453	2,623
	PC Depot Corp.	650,773	2,621
	LEC Inc.	285,290	2,609
		Shares	Market Value• ($000)
	Shinko Shoji Co. Ltd.	323,029	2,596
	Takamatsu Construction Group Co. Ltd.	147,864	2,594
	Hodogaya Chemical Co. Ltd.	60,784	2,590
	Japan Transcity Corp.	483,486	2,571
	SB Technology Corp.	93,031	2,561
	Aisan Industry Co. Ltd.	346,581	2,554
*,2	Right On Co. Ltd.	406,176	2,554
	Tachibana Eletech Co. Ltd.	188,608	2,548
	Oita Bank Ltd.	159,840	2,545
[2]	JP-Holdings Inc.	1,134,402	2,527
	Yukiguni Maitake Co. Ltd.	201,244	2,524
*	Mitsuba Corp.	451,115	2,522
	Okuwa Co. Ltd.	262,321	2,520
	Okabe Co. Ltd.	418,000	2,511
	Medical Data Vision Co. Ltd.	194,283	2,506
	Bank of Iwate Ltd.	173,363	2,491
	Samty Residential Investment Corp.	2,353	2,483
[2]	Rock Field Co. Ltd.	166,860	2,463
	I-PEX Inc.	136,750	2,462
	Shikoku Bank Ltd.	373,785	2,460
	Kamei Corp.	240,656	2,452
	Sanyo Electric Railway Co. Ltd.	139,218	2,450
	Riken Vitamin Co. Ltd.	148,601	2,440
*,2	Japan Display Inc.	8,144,553	2,438
	DKS Co. Ltd.	80,488	2,438
	AOKI Holdings Inc.	398,680	2,434
[2]	ES-Con Japan Ltd.	333,765	2,398
	Vital KSK Holdings Inc.	356,547	2,378
	Mitsubishi Research Institute Inc.	63,624	2,376
	Riken Technos Corp.	492,235	2,366
	Aichi Corp.	332,120	2,354
	Icom Inc.	110,397	2,349
	Mie Kotsu Group Holdings Inc.	535,019	2,338

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	Grace Technology Inc.	254,414	2,329
	Nichiban Co. Ltd.	141,256	2,297
	Sinanen Holdings Co. Ltd.	74,569	2,289
	Kyokuyo Co. Ltd.	85,168	2,283
	Toyo Kanetsu KK	102,614	2,266
*	Unitika Ltd.	707,692	2,261
	Warabeya Nichiyo Holdings Co. Ltd.	114,522	2,248
	Riken Corp.	95,089	2,243
	BRONCO BILLY Co. Ltd.	105,860	2,243
	Nihon Nohyaku Co. Ltd.	476,673	2,241
	Itochu-Shokuhin Co. Ltd.	48,450	2,239
	JM Holdings Co. Ltd.	136,368	2,238
	Yorozu Corp.	214,110	2,236
*	CMK Corp.	588,154	2,215
	Fukuda Corp.	54,395	2,214
	Komatsu Matere Co. Ltd.	275,972	2,208
	Fudo Tetra Corp.	138,329	2,197
	Amuse Inc.	112,722	2,194
	Kyosan Electric Manufacturing Co. Ltd.	520,269	2,189
	CI Takiron Corp.	409,605	2,184
	Xebio Holdings Co. Ltd.	234,972	2,184
	Toyo Corp.	228,650	2,161
	Cosel Co. Ltd.	263,524	2,146
	CONEXIO Corp.	166,749	2,137
	Yamanashi Chuo Bank Ltd.	295,610	2,131
	Topy Industries Ltd.	202,294	2,121
	Hakuto Co. Ltd.	124,059	2,119
	Tekken Corp.	131,746	2,107
	Nippon Coke & Engineering Co. Ltd.	1,573,186	2,104
	Yurtec Corp.	359,250	2,104
	Advan Group Co. Ltd.	244,372	2,088
	JDC Corp.	396,410	2,080
	Ichiyoshi Securities Co. Ltd.	364,386	2,079
	Kurimoto Ltd.	145,533	2,079
	St. Marc Holdings Co. Ltd.	153,512	2,064
	Sourcenext Corp.	1,138,315	2,043
	Tayca Corp.	176,480	2,037
		Shares	Market Value• ($000)
	Nihon Chouzai Co. Ltd.	140,562	2,025
	Halows Co. Ltd.	82,393	2,024
	Neturen Co. Ltd.	378,335	2,022
	Nippon Parking Development Co. Ltd.	1,593,538	2,014
	Central Security Patrols Co. Ltd.	83,714	2,013
[2]	Daisyo Corp.	225,693	2,011
	Dai Nippon Toryo Co. Ltd.	263,871	2,008
*	Iseki & Co. Ltd.	138,826	2,006
	Akatsuki Inc.	73,517	2,006
	Arakawa Chemical Industries Ltd.	183,585	2,002
*,2	Istyle Inc.	575,143	2,000
[2]	Furukawa Battery Co. Ltd.	143,204	1,999
*	PIA Corp.	57,411	1,997
[2]	Onoken Co. Ltd.	134,703	1,989
*	Kintetsu Department Store Co. Ltd.	88,778	1,986
*	WATAMI Co. Ltd.	229,305	1,985
	Nitto Kohki Co. Ltd.	118,821	1,974
	Ministop Co. Ltd.	161,738	1,971
	Mori Trust Hotel Reit Inc.	1,579	1,960
*,2	Tokyo Base Co. Ltd.	311,738	1,934
	Japan Best Rescue System Co. Ltd.	191,381	1,931
	Sankyo Tateyama Inc.	295,579	1,929
	Toenec Corp.	65,520	1,928
	Shinnihon Corp.	262,980	1,925
	Shinwa Co. Ltd.	98,976	1,924
	K&O Energy Group Inc.	133,690	1,916
*,2	Heroz Inc.	113,465	1,912
	Chiyoda Integre Co. Ltd.	99,044	1,894
	JSP Corp.	140,438	1,890
	Akita Bank Ltd.	148,349	1,888
	Studio Alice Co. Ltd.	99,687	1,886
	ASKA Pharmaceutical Holdings Co. Ltd.	216,733	1,883
	Sanshin Electronics Co. Ltd.	131,005	1,881

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Honeys Holdings Co. Ltd.	203,370	1,878
	Hochiki Corp.	170,921	1,877
*,2	Akebono Brake Industry Co. Ltd.	923,295	1,866
	Nagatanien Holdings Co. Ltd.	101,605	1,860
	Osaki Electric Co. Ltd.	375,709	1,852
	Teikoku Electric Manufacturing Co. Ltd.	145,395	1,849
	FIDEA Holdings Co. Ltd.	178,217	1,843
	CTS Co. Ltd.	262,685	1,835
	Krosaki Harima Corp.	44,340	1,835
	CAC Holdings Corp.	129,444	1,831
	Tatsuta Electric Wire & Cable Co. Ltd.	405,064	1,822
	Hisaka Works Ltd.	245,199	1,819
	Kanagawa Chuo Kotsu Co. Ltd.	59,385	1,819
	Kenko Mayonnaise Co. Ltd.	133,285	1,788
	Moriroku Holdings Co. Ltd.	103,990	1,785
	Toa Corp.	247,366	1,771
	FAN Communications Inc.	444,196	1,761
	Shibusawa Warehouse Co. Ltd.	89,581	1,743
	Koatsu Gas Kogyo Co. Ltd.	257,538	1,737
	Ohara Inc.	140,480	1,713
	KAWADA TECHNOLOGIES Inc.	49,011	1,695
	Elematec Corp.	169,571	1,692
	Happinet Corp.	127,390	1,677
	Hito Communications Holdings Inc.	86,433	1,670
	Foster Electric Co. Ltd.	232,331	1,656
	Achilles Corp.	143,074	1,649
[2]	Raccoon Holdings Inc.	116,994	1,637
	Chori Co. Ltd.	102,547	1,635
	Chiyoda Co. Ltd.	243,578	1,634
*,2	OSAKA Titanium Technologies Co. Ltd.	237,173	1,630
		Shares	Market Value• ($000)
	Oro Co. Ltd.	48,683	1,611
	Nissin Corp.	112,969	1,606
	Tokyo Energy & Systems Inc.	164,720	1,599
	Toa Oil Co. Ltd.	64,419	1,598
	Ryoden Corp.	100,700	1,594
	CMIC Holdings Co. Ltd.	122,115	1,590
	Yahagi Construction Co. Ltd.	236,667	1,588
[2]	Kyokuto Securities Co. Ltd.	237,095	1,587
*,2	KNT-CT Holdings Co. Ltd.	107,143	1,574
	Proto Corp.	127,362	1,573
[2]	Asahi Co. Ltd.	135,196	1,570
	Seika Corp.	108,534	1,564
	Tochigi Bank Ltd.	1,000,880	1,555
	Kyodo Printing Co. Ltd.	67,340	1,550
	Nisso Corp.	243,517	1,544
	Godo Steel Ltd.	114,485	1,514
	Hokkaido Gas Co. Ltd.	112,745	1,510
	Bank of Saga Ltd.	118,800	1,498
	Pronexus Inc.	159,749	1,490
	Tokyo Individualized Educational Institute Inc.	235,449	1,488
	Chuo Spring Co. Ltd.	170,725	1,480
	Wowow Inc.	72,440	1,475
	Sac's Bar Holdings Inc.	303,276	1,468
*	Kourakuen Holdings Corp.	113,218	1,464
	Kanaden Corp.	162,243	1,462
	Kojima Co. Ltd.	283,792	1,461
	Aeon Fantasy Co. Ltd.	87,424	1,449
	Nichireki Co. Ltd.	121,782	1,445
*,2	FDK Corp.	159,222	1,437
	Feed One Co. Ltd.	216,789	1,427
	ST Corp.	100,579	1,426
	Nihon Tokushu Toryo Co. Ltd.	161,625	1,419
	France Bed Holdings Co. Ltd.	177,484	1,406
	Nippon Beet Sugar Manufacturing Co. Ltd.	96,466	1,400

Total International Stock Index Fund
		Shares	Market Value• ($000)
	ASAHI YUKIZAI Corp.	114,857	1,388
	Tomoku Co. Ltd.	80,690	1,361
	Maezawa Kyuso Industries Co. Ltd.	144,672	1,350
	Sankyo Seiko Co. Ltd.	262,367	1,334
*,2	RPA Holdings Inc.	347,252	1,333
	Shimizu Bank Ltd.	98,379	1,332
	Yushin Precision Equipment Co. Ltd.	196,360	1,326
	Towa Bank Ltd.	296,187	1,315
	Sanei Architecture Planning Co. Ltd.	83,681	1,308
*	Fujita Kanko Inc.	61,408	1,300
	Zuiko Corp.	167,463	1,293
	Nihon Trim Co. Ltd.	42,083	1,290
	Okura Industrial Co. Ltd.	69,058	1,277
	Artnature Inc.	195,895	1,272
	Mars Group Holdings Corp.	87,432	1,271
	Tsutsumi Jewelry Co. Ltd.	67,199	1,253
	Hokkan Holdings Ltd.	93,603	1,246
	Takaoka Toko Co. Ltd.	95,752	1,240
	Fuji Pharma Co. Ltd.	127,597	1,230
[2]	Fibergate Inc.	101,146	1,216
	Nissin Sugar Co. Ltd.	78,661	1,175
	Corona Corp. Class A	144,195	1,159
	Sekisui Kasei Co. Ltd.	231,506	1,156
	Tv Tokyo Holdings Corp.	60,582	1,149
	Rokko Butter Co. Ltd.	77,688	1,138
	Ubicom Holdings Inc.	44,600	1,134
	Central Sports Co. Ltd.	52,994	1,129
	Fuso Pharmaceutical Industries Ltd.	50,127	1,118
	Osaka Steel Co. Ltd.	107,791	1,101
	Taisei Lamick Co. Ltd.	44,881	1,080
		Shares	Market Value• ($000)
	Maxvalu Tokai Co. Ltd.	45,619	1,045
[2]	Kamakura Shinsho Ltd.	127,685	1,032
	Chukyo Bank Ltd.	88,966	1,030
*	Gurunavi Inc.	220,400	1,022
*	Toho Co. Ltd. (Kobe)	75,381	1,014
*	Jamco Corp.	116,991	1,012
*,2	TerraSky Co. Ltd.	50,965	977
	NEC Capital Solutions Ltd.	53,899	972
*	Gunosy Inc.	169,107	972
	Cleanup Corp.	190,710	930
	Airport Facilities Co. Ltd.	160,960	823
	Chuetsu Pulp & Paper Co. Ltd.	77,690	802
	Nippon Sharyo Ltd.	40,893	754
	Inaba Seisakusho Co. Ltd.	63,942	751
	Taiho Kogyo Co. Ltd.	106,188	747
[2]	Linical Co. Ltd.	104,744	738
[2]	Nippon Rietec Co. Ltd.	53,002	738
*,2	CHIMNEY Co. Ltd.	53,708	694
	Tokyo Rakutenchi Co. Ltd.	19,155	684
	Gecoss Corp.	88,342	667
[2]	Shimojima Co. Ltd.	62,603	621
*,2	Robot Home Inc.	249,760	618
	Ateam Inc.	40,300	584
	Takihyo Co. Ltd.	36,286	568
	Nakayama Steel Works Ltd.	148,314	563
	Takamiya Co. Ltd.	141,861	558
*,2	Laox Co. Ltd.	272,781	448
[2]	GCA Corp.	32,100	394
*,2	Edulab Inc.	12,100	171
			63,725,750
Kuwait (0.2%)
	National Bank of Kuwait SAKP	88,326,231	290,424
	Kuwait Finance House KSCP	57,233,304	158,179
	Ahli United Bank BSC	83,533,726	81,256
	Mobile Telecommunications Co. KSCP	27,854,173	55,164
	Agility Public Warehousing Co. KSC	15,900,380	52,844

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Boubyan Bank KSCP	12,194,413	31,658
	Gulf Bank KSCP	24,203,208	19,786
	Mabanee Co. KPSC	5,425,566	14,178
	Boubyan Petrochemicals Co. KSCP	4,595,484	14,025
	Humansoft Holding Co. KSC	1,230,390	13,647
*	National Industries Group Holding SAK	14,277,631	12,982
*	Warba Bank KSCP	11,213,617	10,498
	Qurain Petrochemical Industries Co.	7,609,100	9,570
	Burgan Bank SAK	9,377,329	7,412
*	Kuwait International Bank KSCP	8,127,254	6,040
*	Alimtiaz Investment Group KSC	8,925,475	3,999
	Kuwait Projects Co. Holding KSCP	6,562,063	3,204
*	Integrated Holding Co. KCSC	1,898,117	2,357
	Kuwait Projects Co. Holding KSCP Rights	2,145,794	50
			787,273
Malaysia (0.5%)
	Public Bank Bhd.	203,404,715	204,920
	Malayan Banking Bhd.	80,111,668	155,831
	Tenaga Nasional Bhd.	51,925,850	121,135
	CIMB Group Holdings Bhd.	92,249,923	116,395
	Petronas Chemicals Group Bhd.	37,822,558	79,418
	Press Metal Aluminium Holdings Bhd.	50,273,188	67,573
	IHH Healthcare Bhd.	39,219,336	61,913
	Axiata Group Bhd.	57,260,435	54,715
	DiGi.Com Bhd.	47,466,380	48,577
	Top Glove Corp. Bhd.	68,951,098	45,279
	Sime Darby Plantation Bhd.	45,439,869	44,060
		Shares	Market Value• ($000)
	Dialog Group Bhd.	60,546,559	41,403
	IOI Corp. Bhd.	43,187,538	40,984
	Hong Leong Bank Bhd.	8,836,082	40,169
	Genting Bhd.	31,259,618	39,127
	Maxis Bhd.	33,327,161	37,617
	MISC Bhd.	21,650,302	37,034
	PPB Group Bhd.	8,290,845	36,394
	Petronas Gas Bhd.	7,704,512	31,172
	Kuala Lumpur Kepong Bhd.	5,947,131	31,077
	RHB Bank Bhd.	21,975,269	29,651
	Genting Malaysia Bhd.	37,925,219	29,059
	Hartalega Holdings Bhd.	19,946,194	28,275
	Inari Amertron Bhd.	30,157,178	28,251
	Nestle Malaysia Bhd.	820,470	26,654
	Sime Darby Bhd.	46,578,074	25,565
*	Gamuda Bhd.	30,337,712	23,753
	Telekom Malaysia Bhd.	15,855,398	22,163
*	AMMB Holdings Bhd.	25,106,820	20,375
	Petronas Dagangan Bhd.	3,845,140	18,907
*	Malaysia Airports Holdings Bhd.	11,792,739	18,444
	IJM Corp. Bhd.	37,626,121	16,847
	QL Resources Bhd.	13,482,764	16,455
	My EG Services Bhd.	59,050,562	14,855
	Frontken Corp. Bhd.	15,696,650	14,484
	Westports Holdings Bhd.	12,998,141	14,036
	VS Industry Bhd.	33,976,096	12,984
	HAP Seng Consolidated Bhd.	6,693,681	12,682
	Hong Leong Financial Group Bhd.	2,786,732	12,347
	D&O Green Technologies Bhd.	9,015,700	12,304
	Bursa Malaysia Bhd.	6,652,408	12,057
[3]	MR DIY Group M Bhd.	12,956,300	11,810
	Malaysian Pacific Industries Bhd.	955,200	11,017

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Carlsberg Brewery Malaysia Bhd.	2,017,181	10,806
	Heineken Malaysia Bhd.	1,926,900	10,705
	TIME dotCom Bhd.	9,680,484	10,562
	Yinson Holdings Bhd.	7,382,780	10,438
	Kossan Rubber Industries Bhd.	17,244,286	9,847
	Supermax Corp. Bhd.	20,979,236	9,722
	Alliance Bank Malaysia Bhd.	13,556,753	9,001
	YTL Corp. Bhd.	55,120,000	8,392
	Fraser & Neave Holdings Bhd.	1,273,008	8,333
	IGB REIT	20,511,433	8,320
	Sunway Bhd.	18,919,940	8,140
	Pentamaster Corp. Bhd.	6,123,650	7,936
	British American Tobacco Malaysia Bhd.	2,135,469	7,795
	Genting Plantations Bhd.	4,326,603	7,629
	Scientex Bhd.	6,732,324	7,584
	Sime Darby Property Bhd.	43,039,724	7,543
	Sunway REIT	19,792,814	6,990
	KPJ Healthcare Bhd.	24,939,167	6,859
	IOI Properties Group Bhd.	22,032,195	6,821
	Axis REIT	13,980,500	6,451
	ViTrox Corp. Bhd.	1,306,300	6,205
*	SP Setia Bhd. Group	16,371,278	6,162
	Malakoff Corp. Bhd.	29,347,713	5,740
*	Bumi Armada Bhd.	45,818,705	5,624
*	AirAsia Group Bhd.	19,540,954	5,485
	UWC Bhd.	3,304,500	4,916
	UMW Holdings Bhd.	5,624,000	4,630
	Mega First Corp. Bhd.	5,297,200	4,609
[3]	Lotte Chemical Titan Holding Bhd.	6,738,247	4,429
	DRB-Hicom Bhd.	10,771,617	4,292
	Berjaya Sports Toto Bhd.	8,253,128	4,146
	Astro Malaysia Holdings Bhd.	16,987,164	4,088
		Shares	Market Value• ($000)
	Magnum Bhd.	7,691,103	4,010
	Malaysia Building Society Bhd.	24,227,984	3,749
	Bermaz Auto Bhd.	7,770,101	3,038
	Malaysian Resources Corp. Bhd.	29,857,401	2,960
	Padini Holdings Bhd.	3,839,645	2,912
	AEON Credit Service M Bhd.	852,638	2,883
*	Sapura Energy Bhd.	112,369,968	2,721
	Cahya Mata Sarawak Bhd.	7,558,570	2,615
*	Berjaya Corp. Bhd.	41,871,161	2,579
	Leong Hup International Bhd.	12,352,000	1,952
*	Velesto Energy Bhd.	49,256,112	1,900
*	WCT Holdings Bhd.	12,652,477	1,898
[1]	Serba Dinamik Holdings Bhd.	16,848,396	1,420
*	UEM Sunrise Bhd.	13,083,755	1,249
	FGV Holdings Bhd.	3,031,100	1,099
	Syarikat Takaful Malaysia Keluarga Bhd.	1,034,300	992
	YTL Power International Bhd.	4,647,433	791
*	Sunway Bhd. Warrants Exp. 10/3/24	2,251,901	242
*	Velesto Energy Bhd. Warrants Exp. 10/18/24	12,999,819	204
*,1	Serba Dinamik Holdings Bhd. Warrants Exp. 12/5/24	5,144,856	87
*	Malaysian Resources Corp. Bhd. Warrants Exp. 10/29/27	2,634,201	54
			2,037,323
Malta (0.0%)
*,1	BGP Holdings plc	17,449,685	66
Mexico (0.5%)
	America Movil SAB de CV	383,399,320	341,722

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Grupo Financiero Banorte SAB de CV	37,314,202	236,250
	Wal-Mart de Mexico SAB de CV	66,587,399	232,254
	Fomento Economico Mexicano SAB de CV	23,554,205	193,646
	Grupo Mexico SAB de CV Class B	40,876,960	179,328
*	Cemex SAB de CV	180,286,003	115,941
	Grupo Bimbo SAB de CV Class A	29,179,778	86,371
	Grupo Elektra SAB de CV	836,372	64,225
	Grupo Televisa SAB	30,666,267	62,262
	Grupo Aeroportuario del Sureste SAB de CV Class B	2,572,927	51,887
*	Grupo Aeroportuario del Pacifico SAB de CV Class B	3,848,263	48,511
	Fibra Uno Administracion SA de CV	41,565,715	41,307
	Arca Continental SAB de CV	5,810,693	35,429
	Coca-Cola Femsa SAB de CV	6,564,179	35,375
	Orbia Advance Corp. SAB de CV	13,459,483	34,982
	Gruma SAB de CV Class B	2,775,189	32,587
*	Grupo Financiero Inbursa SAB de CV	29,957,430	30,077
*	Grupo Aeroportuario del Centro Norte SAB de CV Class B	3,948,944	23,828
*	Industrias Penoles SAB de CV	1,683,837	21,591
	Promotora y Operadora de Infraestructura SAB de CV	2,869,423	21,101
		Shares	Market Value• ($000)
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	11,584,697	21,073
	Alfa SAB de CV Class A	28,865,458	20,905
	Grupo Carso SAB de CV	5,925,130	19,930
	Kimberly-Clark de Mexico SAB de CV Class A	11,602,019	18,354
[3]	Banco del Bajio SA	9,374,341	17,599
	Becle SAB de CV	6,727,181	15,377
	GCC SAB de CV	2,019,832	15,025
*	Alsea SAB de CV	7,002,270	14,700
	Regional SAB de CV	2,801,931	14,656
	Telesites SAB de CV	15,330,560	13,984
	PLA Administradora Industrial S de RL de CV	9,198,632	12,886
[3]	Macquarie Mexico Real Estate Management SA de CV	10,403,889	12,411
	Corp. Inmobiliaria Vesta SAB de CV	6,837,438	11,903
	Prologis Property Mexico SA de CV	5,166,410	11,892
	Qualitas Controladora SAB de CV	2,500,963	11,585
*,2	Grupo Aeroportuario del Pacifico SAB de CV ADR	89,855	11,347
	Megacable Holdings SAB de CV	3,805,881	11,214
	La Comer SAB de CV	5,878,463	10,605
	El Puerto de Liverpool SAB de CV	2,284,395	10,107
	Bolsa Mexicana de Valores SAB de CV	4,990,946	9,561

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	7,270,915	9,260
*	Genomma Lab Internacional SAB de CV Class B	8,842,730	8,461
*	Gentera SAB de CV	13,945,068	8,345
*	Cemex SAB de CV ADR	1,084,399	6,973
*,3	Grupo Traxion SAB de CV	3,982,339	6,888
	Industrias Bachoco SAB de CV Class B	1,936,399	6,868
*,3	Nemak SAB de CV	25,452,949	5,872
	Grupo Comercial Chedraui SA de CV	2,764,599	5,452
	Alpek SAB de CV Class A	4,859,369	5,320
	Grupo Herdez SAB de CV	2,532,065	4,656
*	Axtel SAB de CV	18,454,157	4,195
	Concentradora Fibra Danhos SA de CV	3,056,219	3,693
*	Grupo Rotoplas SAB de CV	1,886,657	2,605
*	Unifin Financiera SAB de CV	1,648,927	2,532
*	Credito Real SAB de CV SOFOM ER	2,788,739	1,405
	Promotora y Operadora de Infraestructura SAB de CV	274,087	1,294
	Sempra Energy	1	—
			2,257,607
Netherlands (3.0%)
	ASML Holding NV	5,125,407	4,166,445
*,3	Adyen NV	372,851	1,125,007
*	Prosus NV	11,389,999	1,003,265
	ING Groep NV	50,509,342	766,172
	Koninklijke Philips NV	11,699,830	551,942
	Koninklijke DSM NV	2,150,161	469,763
	Koninklijke Ahold Delhaize NV	12,559,036	408,576
		Shares	Market Value• ($000)
	Wolters Kluwer NV	3,379,997	353,948
	Heineken NV	3,081,199	341,055
[2]	Universal Music Group NV	9,654,789	280,307
	Akzo Nobel NV	2,427,204	278,927
	ASM International NV	615,846	278,722
	ArcelorMittal SA	8,211,959	277,730
	NN Group NV	4,056,976	216,873
*,3	Just Eat Takeaway.com NV	2,329,592	167,347
	IMCD NV	732,995	162,758
	Koninklijke KPN NV	42,691,724	127,560
	Heineken Holding NV	1,374,986	127,427
*	Unibail-Rodamco-Westfield	1,742,460	124,420
	Aegon NV	22,695,051	115,116
	Randstad NV	1,427,931	102,593
	BE Semiconductor Industries NV	915,573	83,652
	ASR Nederland NV	1,778,955	83,156
[3]	ABN AMRO Bank NV	5,463,377	80,354
[3]	Signify NV	1,630,638	79,015
	Aalberts NV	1,259,484	69,711
	Arcadis NV	947,813	46,197
*	InPost SA	2,598,336	37,098
	Corbion NV	774,199	36,761
	APERAM SA	615,643	36,707
*	OCI NV	1,243,574	35,253
	Koninklijke Vopak NV	885,152	35,227
	SBM Offshore NV	2,154,878	34,022
*	Galapagos NV	633,204	33,579
	JDE Peet's NV	1,123,490	32,715
	TKH Group NV	562,731	32,057
	Boskalis Westminster	1,017,480	30,346
*,2,3	Basic-Fit NV	595,796	28,929
	PostNL NV	6,255,763	27,151
[3]	GrandVision NV	645,439	21,181
[3]	CTP NV	786,889	16,710
*,3	Intertrust NV	1,095,413	16,563
*,3	Alfen Beheer BV	142,816	16,088
	Eurocommercial Properties NV	610,760	14,255
*	Accell Group NV	319,191	13,160
[3]	Flow Traders	374,321	12,706
	AMG Advanced Metallurgical Group NV	395,655	11,670

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Fugro NV	1,278,618	10,837
*	Sligro Food Group NV	400,576	10,731
*	Koninklijke BAM Groep NV	3,306,904	9,598
[2]	Wereldhave NV	599,832	9,311
	NSI NV	179,626	7,200
*	TomTom NV	832,575	7,155
	Vastned Retail NV	201,084	5,731
	Brunel International NV	211,656	2,908
[3]	B&S Group Sarl	269,305	2,434
	ForFarmers NV	422,401	2,014
	Aegon NV NYRS	131,582	664
*,1	SRH NV	672,039	—
			12,478,799
New Zealand (0.3%)
	Fisher & Paykel Healthcare Corp. Ltd.	7,396,844	165,715
*	Auckland International Airport Ltd.	15,586,738	89,341
	Spark New Zealand Ltd.	25,642,182	83,944
	Mainfreight Ltd.	1,040,830	67,072
	Contact Energy Ltd.	10,450,028	61,319
	Meridian Energy Ltd.	16,246,784	58,201
	Ryman Healthcare Ltd.	5,457,974	56,486
	Fletcher Building Ltd.	10,787,370	55,483
*,2	a2 Milk Co. Ltd.	9,534,250	44,911
	Infratil Ltd.	6,891,437	40,890
	Mercury NZ Ltd.	8,916,492	39,213
	EBOS Group Ltd.	1,293,065	33,617
	Summerset Group Holdings Ltd.	2,837,392	29,519
	Chorus Ltd.	5,584,548	25,502
	Goodman Property Trust	14,279,217	25,462
	SKYCITY Entertainment Group Ltd.	8,827,727	20,243
	Freightways Ltd.	1,812,752	16,831
	Kiwi Property Group Ltd.	18,315,759	15,359
	Precinct Properties New Zealand Ltd.	12,759,613	15,274
	Z Energy Ltd.	5,874,714	15,162
	Genesis Energy Ltd.	6,032,695	14,096
		Shares	Market Value• ($000)
*	Pushpay Holdings Ltd.	10,207,670	13,919
	Argosy Property Ltd.	9,313,579	10,424
	Stride Property Group	5,971,428	10,180
	Arvida Group Ltd.	7,074,475	10,117
	Vital Healthcare Property Trust	4,381,078	9,201
	Vector Ltd.	2,861,028	8,394
	Heartland Group Holdings Ltd.	4,907,493	8,260
*	Serko Ltd.	1,392,972	7,807
*	Air New Zealand Ltd.	6,228,896	7,460
	Kathmandu Holdings Ltd.	6,294,472	7,170
*	Pacific Edge Ltd.	6,575,416	6,930
*	Restaurant Brands New Zealand Ltd.	611,368	6,825
	Skellerup Holdings Ltd.	1,384,039	6,180
*,2	Vista Group International Ltd.	3,334,138	6,047
	Scales Corp. Ltd.	1,221,482	4,692
*	Tourism Holdings Ltd.	1,623,715	3,198
*,2	Synlait Milk Ltd.	1,205,571	3,111
*	SKY Network Television Ltd.	1,776,008	2,414
	Fletcher Building Ltd. (XASX)	312,070	1,598
*	Arvida Group Ltd. Rights Exp. 11/5/21	1,043,941	—
			1,107,567
Norway (0.6%)
	DNB Bank ASA	13,220,179	314,596
	Equinor ASA	12,408,112	314,401
	Mowi ASA	5,736,971	166,356
	Telenor ASA	8,222,673	129,922
	Norsk Hydro ASA	17,261,980	126,797
	Yara International ASA	2,099,946	109,749
	TOMRA Systems ASA	1,527,090	98,697
	Orkla ASA	9,911,793	96,406
	Storebrand ASA	6,147,829	65,936
	Schibsted ASA Class A	1,221,544	63,111
	Bakkafrost P/F	664,852	61,501
*	Nordic Semiconductor ASA	2,021,058	60,046
*	Adevinta ASA	3,525,987	58,243

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Aker BP ASA	1,449,836	55,633
	Gjensidige Forsikring ASA	2,215,003	55,151
	Salmar ASA	708,680	54,066
	Schibsted ASA Class B	1,011,751	45,892
*	NEL ASA	17,681,112	37,436
	SpareBank 1 SR-Bank ASA	2,123,584	32,569
	Kongsberg Gruppen ASA	991,574	32,541
	Leroy Seafood Group ASA	3,413,170	31,032
	Borregaard ASA	1,273,992	30,937
[3]	Scatec ASA	1,540,015	30,377
[3]	Entra ASA	1,213,774	30,297
	Aker ASA Class A	318,653	29,370
	Subsea 7 SA	3,145,007	28,231
	SpareBank 1 SMN	1,544,396	25,724
	Bank Norwegian ASA	1,949,574	24,179
*	Kahoot! ASA	3,934,544	23,589
*,3	Crayon Group Holding ASA	919,900	21,482
	Veidekke ASA	1,289,085	18,576
*	Atea ASA	964,767	18,028
	Austevoll Seafood ASA	1,079,698	14,618
*,3	Elkem ASA	3,518,466	13,985
	TGS ASA	1,511,717	13,942
[3]	Sbanken ASA	962,725	11,293
*	DNO ASA	7,583,555	11,058
*	Frontline Ltd.	1,211,951	10,773
*	MPC Container Ships A/S	3,986,934	9,448
	Bonheur ASA	211,675	8,367
*	Grieg Seafood ASA	711,880	7,917
	Sparebank 1 Oestlandet	402,263	6,628
*	Wallenius Wilhelmsen ASA	1,416,664	6,490
[3]	BW LPG Ltd.	1,084,157	5,794
	Stolt-Nielsen Ltd.	340,250	5,248
*	Hexagon Composites ASA	1,292,815	5,207
	BW Offshore Ltd.	1,590,522	5,180
	Norway Royal Salmon ASA	187,192	3,941
	Ocean Yield ASA	754,070	3,664
*	BW Energy Ltd.	640,846	2,098
			2,436,522
		Shares	Market Value• ($000)
Other (0.2%)[4]
[5]	Vanguard FTSE Emerging Markets ETF	15,759,336	798,368
Pakistan (0.0%)
*	Lucky Cement Ltd.	2,550,155	11,527
	Engro Corp. Ltd.	3,927,340	6,498
	Habib Bank Ltd.	8,004,496	5,898
	Pakistan State Oil Co. Ltd.	4,872,022	5,417
	MCB Bank Ltd.	5,644,240	5,411
	Hub Power Co. Ltd.	12,138,839	5,389
	Oil & Gas Development Co. Ltd.	10,122,281	5,039
	Fauji Fertilizer Co. Ltd.	8,000,124	4,807
	Pakistan Oilfields Ltd.	1,913,137	4,279
	Pakistan Petroleum Ltd.	9,386,039	4,159
	TRG Pakistan	5,482,450	3,833
	United Bank Ltd.	4,284,561	3,501
	Bank Alfalah Ltd.	15,717,970	3,339
	Engro Fertilizers Ltd.	6,208,674	2,591
	DG Khan Cement Co. Ltd.	4,318,597	2,221
	Nishat Mills Ltd.	3,488,454	1,843
	Millat Tractors Ltd.	336,963	1,755
	Searle Co. Ltd.	1,650,361	1,717
	SUI Northern Gas Pipeline	3,908,466	900
*	National Bank of Pakistan	4,354,281	873
	Kot Addu Power Co. Ltd.	4,901,009	802
*	SUI Southern Gas Co. Ltd.	10,153,864	616
*	Fauji Cement Co. Ltd.	4,482,007	525
			82,940
Philippines (0.2%)
	SM Investments Corp.	6,217,555	119,064
	SM Prime Holdings Inc.	117,700,591	77,425
	Ayala Corp.	4,222,480	72,356
	Ayala Land Inc.	103,300,974	71,949
	BDO Unibank Inc.	26,313,451	64,763
	International Container Terminal Services Inc.	14,421,183	51,486

Total International Stock Index Fund
		Shares	Market Value• ($000)
	JG Summit Holdings Inc.	38,213,532	45,634
	Bank of the Philippine Islands	22,740,044	39,234
	PLDT Inc.	1,166,869	38,118
	Universal Robina Corp.	11,286,374	30,947
	Jollibee Foods Corp.	5,072,102	23,671
	Globe Telecom Inc.	376,990	22,392
	Metropolitan Bank & Trust Co.	22,674,484	21,445
	AC Energy Corp.	76,727,399	18,703
	Manila Electric Co.	3,235,498	18,433
	GT Capital Holdings Inc.	1,226,083	13,757
	Metro Pacific Investments Corp.	183,881,936	13,692
	Security Bank Corp.	5,585,379	13,401
	San Miguel Food & Beverage Inc.	8,514,862	12,829
	Wilcon Depot Inc.	20,428,196	12,640
	Aboitiz Power Corp.	19,029,456	12,145
	Puregold Price Club Inc.	12,336,069	10,336
	Alliance Global Group Inc.	49,839,833	10,299
	San Miguel Corp.	4,377,417	10,137
	Robinsons Retail Holdings Inc.	7,944,091	9,806
	Megaworld Corp.	144,143,155	8,782
	DMCI Holdings Inc.	51,856,916	8,169
	Robinsons Land Corp.	23,895,338	8,078
*	Manila Water Co. Inc.	15,188,027	7,976
	Semirara Mining & Power Corp. Class A	14,184,120	7,313
	LT Group Inc.	33,245,561	6,637
	Century Pacific Food Inc.	11,796,445	6,622
*	Bloomberry Resorts Corp.	40,694,519	5,493
	D&L Industries Inc.	31,304,610	5,239
	First Gen Corp.	7,339,968	4,384
	Vista Land & Lifescapes Inc.	54,282,113	4,064
	Nickel Asia Corp.	34,640,721	3,771
	Filinvest Land Inc.	114,692,273	2,620
		Shares	Market Value• ($000)
*	Cebu Air Inc.	2,055,250	1,806
*,3	CEMEX Holdings Philippines Inc.	59,788,614	1,470
*,1	Energy Development Corp. China Inc.	41,300	6
			917,092
Poland (0.2%)
*	Powszechna Kasa Oszczednosci Bank Polski SA	11,026,497	135,007
	Polski Koncern Naftowy ORLEN SA	4,038,338	87,094
	Powszechny Zaklad Ubezpieczen SA	7,228,623	72,323
	KGHM Polska Miedz SA	1,771,745	68,129
[2]	Bank Polska Kasa Opieki SA	2,020,762	66,766
*,3	Allegro.eu SA	4,999,104	56,592
*,3	Dino Polska SA	617,385	55,179
	LPP SA	14,302	51,456
[2]	CD Projekt SA	849,894	37,101
	Santander Bank Polska SA	379,701	35,319
	Polskie Gornictwo Naftowe i Gazownictwo SA	22,982,908	34,654
	Cyfrowy Polsat SA	3,408,423	30,482
*	PGE Polska Grupa Energetyczna SA	9,355,691	23,022
*	mBank SA	159,430	22,564
*	Grupa Lotos SA	1,315,082	20,443
	Asseco Poland SA	806,473	19,860
*	Alior Bank SA	1,205,442	19,027
	KRUK SA	213,525	17,811
*	Bank Millennium SA	7,450,324	17,103
*,2	Orange Polska SA	8,129,078	15,853
*	CCC SA	367,665	11,125
*	Tauron Polska Energia SA	12,153,861	10,023
*,2	Jastrzebska Spolka Weglowa SA	660,568	8,596
*	Enea SA	2,946,548	7,480
*,2	AmRest Holdings SE	838,495	6,734
	Bank Handlowy w Warszawie SA	415,166	6,025
	Warsaw Stock Exchange	424,656	4,683

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Grupa Azoty SA	626,595	4,681
	Ciech SA	391,624	3,485
[2]	Eurocash SA	1,190,234	2,939
*,2	Mercator Medical SA	43,006	1,111
*,1	CAPITEA SA	560,985	527
			953,194
Portugal (0.1%)
	EDP - Energias de Portugal SA	36,581,016	206,414
	EDP Renovaveis SA	3,097,581	86,264
	Jeronimo Martins SGPS SA	3,138,728	71,107
	Galp Energia SGPS SA	6,677,759	69,368
*	Banco Comercial Portugues SA	102,370,945	18,469
	REN - Redes Energeticas Nacionais SGPS SA	5,556,032	16,926
	Sonae SGPS SA	11,344,528	12,488
	NOS SGPS SA	2,903,876	11,329
	CTT-Correios de Portugal SA	1,914,090	10,519
	Navigator Co. SA	2,576,067	10,069
	Altri SGPS SA	1,132,402	7,337
	Corticeira Amorim SGPS SA	402,380	5,603
*	Greenvolt-Energias Renovaveis SA	343,651	2,699
			528,592
Qatar (0.2%)
	Qatar National Bank QPSC	57,352,208	323,147
	Industries Qatar QSC	20,525,574	89,435
	Qatar Islamic Bank SAQ	15,124,064	76,570
	Masraf Al Rayan QSC	48,353,453	63,392
	Commercial Bank PSQC	25,293,376	42,529
	Mesaieed Petrochemical Holding Co.	55,923,567	36,947
	Qatar Fuel QSC	6,285,556	31,753
	Qatar Gas Transport Co. Ltd.	34,479,169	30,836
	Qatar Electricity & Water Co. QSC	5,883,219	27,190
		Shares	Market Value• ($000)
	Qatar International Islamic Bank QSC	9,256,742	24,885
	Ooredoo QPSC	11,000,297	20,945
	Barwa Real Estate Co.	22,510,602	19,517
	Qatar Aluminum Manufacturing Co.	35,476,570	18,526
	Doha Bank QPSC	18,887,567	14,949
*	Qatar Insurance Co. SAQ	18,967,150	12,801
	United Development Co. QSC	21,085,895	9,015
	Vodafone Qatar QSC	19,300,512	8,589
*	Ezdan Holding Group QSC	18,558,832	7,893
	Al Meera Consumer Goods Co. QSC	1,262,792	6,794
*	Gulf International Services QSC	11,514,143	5,825
	Medicare Group	1,614,015	3,755
			875,293
Romania (0.0%)
	Banca Transilvania SA	60,702,301	35,628
	OMV Petrom SA	129,200,314	14,893
	Societatea Nationala Nuclearelectrica SA	507,994	5,120
	Teraplast SA	13,100,150	3,335
			58,976
Russia (0.9%)
	Gazprom PJSC	135,706,318	668,671
	Sberbank of Russia PJSC	132,338,097	665,766
	LUKOIL PJSC	4,947,186	504,869
	Novatek PJSC	11,252,790	285,724
	MMC Norilsk Nickel PJSC	596,906	186,334
	Rosneft Oil Co. PJSC	13,214,092	118,717
	Tatneft PJSC	15,172,169	115,937
	Novatek PJSC GDR	255,810	64,942
	Polyus PJSC GDR	632,272	62,508
	Alrosa PJSC	32,029,507	56,549
	Surgutneftegas PJSC Preference Shares	101,260,284	55,159

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Magnit PJSC GDR	2,713,033	50,265
	VTB Bank PJSC	64,770,978,711	48,382
	Moscow Exchange MICEX-RTS PJSC	18,802,245	46,153
	Transneft PJSC Preference Shares	20,745	44,518
	Severstal PAO	1,928,331	43,823
	Surgutneftegas PJSC	83,117,168	39,993
	Magnit PJSC	374,188	34,149
	PhosAgro PJSC GDR	1,412,719	33,694
*	United Co. RUSAL International PJSC	32,253,066	32,763
	Novolipetsk Steel PJSC GDR	995,155	31,450
	Inter RAO UES PJSC	454,500,531	30,812
	Tatneft PJSC ADR	644,844	29,489
	Magnitogorsk Iron & Steel Works PJSC	28,629,703	26,753
	Mobile TeleSystems PJSC	6,090,423	26,687
	Mobile TeleSystems PJSC ADR	2,718,225	24,980
	RusHydro PJSC	1,532,862,672	17,593
*	Credit Bank of Moscow PJSC	171,508,800	17,310
	Rostelecom PJSC	12,792,702	16,823
	Rosneft Oil Co. PJSC GDR	1,844,873	16,425
	MMC Norilsk Nickel PJSC ADR	518,224	16,189
[3]	Detsky Mir PJSC	8,373,149	16,185
	Novolipetsk Steel PJSC	5,032,352	15,886
	Tatneft PJSC Preference Shares	1,942,172	13,372
*	Aeroflot PJSC	13,211,593	12,818
	Severstal PAO GDR	551,223	12,601
	Federal Grid Co. Unified Energy System PJSC	3,695,257,542	9,672
	Sistema PJSFC GDR	1,268,701	9,620
	Polyus PJSC	46,312	9,178
		Shares	Market Value• ($000)
	ROSSETI PJSC	419,261,133	8,239
	Samolet Group	106,436	7,375
	Unipro PJSC	159,150,678	6,128
	M.Video PJSC	720,089	5,991
	Sistema PJSFC	14,221,241	5,412
	Surgutneftegas PJSC ADR	1,080,017	5,159
	Raspadskaya OJSC	802,310	4,885
*	Bashneft PJSC	215,214	4,566
	Mechel PJSC Preference Shares	1,017,064	4,257
	Novorossiysk Commercial Sea Port PJSC	32,418,000	3,552
*	Mechel PJSC ADR	691,625	2,905
	OGK-2 PJSC	282,563,407	2,792
*	Mechel PJSC	1,344,496	2,767
	Mosenergo PJSC	75,973,956	2,405
	Tatneft PJSC ADR (OOTC)	46,915	2,140
	Rosseti Lenenergo PJSC Preference Shares	744,767	1,849
*	ENEL RUSSIA PJSC	143,240,090	1,736
	Sovcomflot PJSC	1,273,383	1,531
	TGC-1 PJSC	7,192,136,259	1,127
	LSR Group PJSC Class A	25,742	271
	Cherkizovo Group PJSC	1,656	83
	IDGC of Centre & Volga Region PJSC	20,527,596	77
	Bank St. Petersburg PJSC	49,674	64
			3,588,070
Saudi Arabia (0.9%)
	Al Rajhi Bank	15,846,224	586,206
	Saudi National Bank	28,350,230	497,680
[3]	Saudi Arabian Oil Co.	33,041,425	332,638
	Saudi Basic Industries Corp.	8,667,343	298,733
	Saudi Telecom Co.	6,120,561	191,198
	Riyad Bank	15,672,205	123,384
*	Saudi Arabian Mining Co.	5,223,342	113,882

Total International Stock Index Fund
		Shares	Market Value• ($000)
	SABIC Agri-Nutrients Co.	2,407,044	105,616
	Saudi British Bank	11,556,869	102,131
	Banque Saudi Fransi	7,549,755	84,979
	Alinma Bank	12,566,765	84,375
	Saudi Electricity Co.	10,074,169	76,639
	Yanbu National Petrochemical Co.	2,776,646	56,419
	Sahara International Petrochemical Co.	4,595,968	53,971
*	Bank AlBilad	4,769,961	53,727
	Dr Sulaiman Al Habib Medical Services Group Co.	1,187,510	52,535
*	Saudi Kayan Petrochemical Co.	9,426,919	51,317
	Almarai Co. JSC	3,289,840	46,389
	Arab National Bank	7,265,563	44,640
	Jarir Marketing Co.	755,697	40,867
	Etihad Etisalat Co.	4,894,746	39,463
	Savola Group	3,449,823	33,653
	Saudi Industrial Investment Group	2,844,244	28,748
	Bupa Arabia for Cooperative Insurance Co.	730,691	28,202
*	National Industrialization Co.	4,138,772	27,548
	Advanced Petrochemical Co.	1,379,721	27,418
	Bank Al-Jazira	5,170,550	26,505
	Mouwasat Medical Services Co.	538,035	25,864
*	Rabigh Refining & Petrochemical Co.	2,826,766	21,556
*	Mobile Telecommunications Co. Saudi Arabia	5,731,312	20,745
	National Petrochemical Co.	1,541,319	19,808
		Shares	Market Value• ($000)
	Co. for Cooperative Insurance	827,676	19,002
*	Saudi Research & Media Group	419,768	18,918
*	International Co. For Water & Power Projects	945,372	17,996
*	Emaar Economic City	5,184,650	17,537
	Abdullah Al Othaim Markets Co.	568,447	17,520
*	Dar Al Arkan Real Estate Development Co.	6,386,050	16,855
	Southern Province Cement Co.	844,864	16,118
*	Arabian Internet & Communications Services Co.	278,862	14,824
	Saudi Cement Co.	935,748	14,781
	United Electronics Co.	391,986	14,721
	Arabian Centres Co. Ltd.	2,116,580	14,409
*	Saudi Airlines Catering Co.	515,199	13,057
*	Seera Group Holding	1,927,098	11,891
	Qassim Cement Co.	538,421	11,701
*	Saudi Ground Services Co.	1,120,129	11,131
	BinDawood Holding Co.	389,847	10,837
	Dallah Healthcare Co.	510,523	9,891
	Al Hammadi Co. for Development & Investment	870,443	9,828
	Arriyadh Development Co.	1,355,102	9,616
	Aldrees Petroleum & Transport Services Co.	486,542	9,597
	Leejam Sports Co. JSC	313,335	9,483

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	802,477	9,177
	Yanbu Cement Co.	896,026	9,166
	Saudia Dairy & Foodstuff Co.	202,523	8,868
*	Yamama Cement Co.	1,181,723	8,727
	Saudi Ceramic Co.	513,310	7,451
	Jadwa REIT Saudi Fund	1,892,620	7,371
	National Gas & Industrialization Co.	453,397	7,138
*	Saudi Real Estate Co.	1,154,548	6,879
	Najran Cement Co.	1,304,100	6,565
	Arabian Cement Co.	626,623	6,520
	Eastern Province Cement Co.	505,521	6,462
*	Dur Hospitality Co.	672,326	6,408
	Astra Industrial Group	552,199	6,356
*	National Agriculture Development Co.	637,093	6,029
	City Cement Co.	922,357	5,956
	United International Transportation Co.	437,774	5,871
	Herfy Food Services Co.	336,100	5,871
*	Saudi Public Transport Co.	873,381	5,625
	Saudi Chemical Co. Holding	540,793	5,468
	Bawan Co.	509,043	5,383
*	Middle East Healthcare Co.	485,356	4,812
	Northern Region Cement Co.	1,195,425	4,742
*	Aseer Trading Tourism & Manufacturing Co.	736,623	4,477
	National Medical Care Co.	269,000	4,365
*	Al Jouf Cement Co.	1,345,557	4,305
		Shares	Market Value• ($000)
*	Fawaz Abdulaziz Al Hokair & Co.	827,732	4,245
*	Methanol Chemicals Co.	383,050	3,634
	Hail Cement Co.	863,512	3,403
*	Zamil Industrial Investment Co.	351,258	3,321
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	540,341	3,190
*	Tabuk Cement Co.	536,351	2,720
*	Mediterranean & Gulf Insurance & Reinsurance Co.	402,926	2,504
			3,769,558
Singapore (0.7%)
	DBS Group Holdings Ltd.	23,230,999	542,859
	Oversea-Chinese Banking Corp. Ltd.	45,305,667	396,055
	United Overseas Bank Ltd.	16,689,003	331,750
	Singapore Telecommunications Ltd.	96,585,964	179,190
	Ascendas REIT	43,811,489	100,347
	CapitaLand Integrated Commercial Trust	62,703,506	99,853
	Wilmar International Ltd.	27,591,005	88,212
*	Capitaland Investment Ltd.	32,982,727	84,138
	Singapore Exchange Ltd.	10,570,168	75,859
	Keppel Corp. Ltd.	18,613,446	74,279
*	Singapore Airlines Ltd.	16,671,934	64,221
	Singapore Technologies Engineering Ltd.	21,164,859	60,104
	Mapletree Logistics Trust	36,897,156	55,329
	Venture Corp. Ltd.	3,447,546	48,156
	Mapletree Commercial Trust	29,765,050	48,146
	Mapletree Industrial Trust	23,474,579	47,920
	Genting Singapore Ltd.	74,651,018	43,163

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Frasers Logistics & Commercial Trust	36,021,874	40,562
	UOL Group Ltd.	6,555,601	35,160
	City Developments Ltd.	6,046,941	32,826
	Suntec REIT	29,243,936	32,377
	ComfortDelGro Corp. Ltd.	26,642,684	30,879
	Keppel DC REIT	17,110,138	30,297
[1]	Singapore Press Holdings Ltd.	20,261,657	29,998
	NetLink NBN Trust	38,171,105	28,861
	Frasers Centrepoint Trust	15,038,972	26,893
*	SATS Ltd.	8,255,476	25,676
	Keppel REIT	28,157,200	23,566
	Jardine Cycle & Carriage Ltd.	1,372,296	22,941
	Mapletree North Asia Commercial Trust	29,047,511	22,010
	Keppel Infrastructure Trust	50,347,667	19,801
	Ascott Residence Trust	25,638,929	19,605
	Haw Par Corp. Ltd.	1,940,014	18,130
	Sembcorp Industries Ltd.	11,903,796	17,766
	Golden Agri-Resources Ltd.	84,337,778	16,541
	Manulife US REIT	20,830,021	14,820
	Parkway Life REIT	4,181,640	14,463
*	Sembcorp Marine Ltd.	232,367,830	13,621
	Hutchison Port Holdings Trust	59,960,502	12,916
	Raffles Medical Group Ltd.	12,237,312	12,447
	ESR-REIT	34,221,994	12,198
	iFAST Corp. Ltd.	1,857,200	11,945
	Olam International Ltd.	9,215,486	11,617
	Cromwell European REIT	3,795,162	11,580
	CDL Hospitality Trusts	12,740,290	11,337
	CapitaLand China Trust	11,997,610	10,866
		Shares	Market Value• ($000)
	Ascendas India Trust	10,025,121	10,357
	ARA LOGOS Logistics Trust	15,040,322	10,054
	Singapore Post Ltd.	19,810,080	9,630
	Keppel Pacific Oak US REIT	11,397,538	9,061
	Lendlease Global Commercial REIT	13,824,074	8,976
	AEM Holdings Ltd.	2,731,231	8,506
	OUE Commercial REIT	25,174,734	8,388
	Starhill Global REIT	17,087,041	8,183
[1]	SPH REIT	11,163,047	8,080
	First Resources Ltd.	5,796,631	7,647
	AIMS APAC REIT	6,804,989	7,266
	StarHub Ltd.	7,847,939	7,220
	Nanofilm Technologies International Ltd.	2,354,277	6,609
	Prime US REIT	6,996,858	6,046
	Sheng Siong Group Ltd.	5,731,853	6,044
	Wing Tai Holdings Ltd.	3,928,295	5,653
	Far East Hospitality Trust	9,446,875	4,522
	Silverlake Axis Ltd.	18,613,197	4,416
*,1	Best World International Ltd.	4,538,331	4,368
*	SIA Engineering Co. Ltd.	2,705,446	4,357
*	Thomson Medical Group Ltd.	68,491,981	4,320
	Riverstone Holdings Ltd.	6,123,399	3,910
	Sabana Industrial REIT	11,540,125	3,729
	Frasers Hospitality Trust	7,588,033	2,704
*	Lippo Malls Indonesia Retail Trust	57,058,638	2,361
	First REIT	11,816,933	2,320
*	COSCO SHIPPING International Singapore Co. Ltd.	10,616,626	2,166
	Asian Pay Television Trust	17,085,902	1,710

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Eagle Hospitality Trust	11,225,800	1,538
*	Yoma Strategic Holdings Ltd.	13,403,037	1,373
	Bumitama Agri Ltd.	3,227,391	1,318
*,1,2	Hyflux Ltd.	7,030,168	1,095
*,1,2	Ezra Holdings Ltd.	20,298,532	166
*	Berlian Laju Tanker Tbk. PT	18,681,800	66
*,2	Ezion Holdings Ltd. Warrants Exp. 4/16/23	12,879,086	—
			3,125,439
South Africa (0.9%)
	Naspers Ltd.	2,730,381	462,400
	FirstRand Ltd.	63,303,578	240,470
*	MTN Group Ltd.	23,248,154	208,469
[2]	Standard Bank Group Ltd.	16,645,012	147,499
	Impala Platinum Holdings Ltd.	10,528,524	136,264
[2]	Sibanye Stillwater Ltd.	37,449,111	131,063
*	Sasol Ltd.	7,220,502	121,275
	Capitec Bank Holdings Ltd.	1,079,306	120,577
	Gold Fields Ltd.	11,293,497	104,942
	AngloGold Ashanti Ltd.	5,401,710	99,655
	Sanlam Ltd.	23,066,286	94,745
[2]	Bid Corp. Ltd.	4,340,129	93,023
	Absa Group Ltd.	9,126,502	83,486
	Aspen Pharmacare Holdings Ltd.	4,942,343	78,517
	Anglo American Platinum Ltd.	770,383	78,055
	Shoprite Holdings Ltd.	6,350,274	75,374
	Vodacom Group Ltd.	7,779,041	68,881
*	Northam Platinum Holdings Ltd.	4,466,260	66,884
	Clicks Group Ltd.	3,209,035	58,687
	Remgro Ltd.	6,589,010	58,098
	Bidvest Group Ltd.	4,435,790	55,541
[2]	Nedbank Group Ltd.	4,681,097	53,341
[2]	Old Mutual Ltd. (AQXE)	52,004,056	51,221
*	Discovery Ltd.	5,352,825	49,108
	MultiChoice Group	5,628,817	44,762
		Shares	Market Value• ($000)
	Mr Price Group Ltd.	3,354,938	43,784
	Woolworths Holdings Ltd.	11,359,035	39,984
	NEPI Rockcastle plc	5,628,463	37,627
[2]	Growthpoint Properties Ltd.	43,861,209	37,124
*	Foschini Group Ltd.	4,183,497	35,478
	Exxaro Resources Ltd.	3,222,524	35,354
	SPAR Group Ltd.	2,596,035	33,147
*,3	Pepkor Holdings Ltd.	20,593,821	32,471
	Reinet Investments SCA	1,790,275	32,362
*	Life Healthcare Group Holdings Ltd.	18,518,599	29,326
	Tiger Brands Ltd.	2,241,016	28,369
[2]	Rand Merchant Investment Holdings Ltd.	9,755,733	26,101
	Harmony Gold Mining Co. Ltd.	6,935,513	24,892
[2]	AVI Ltd.	4,563,259	23,644
*	Sappi Ltd.	7,285,623	22,380
	Kumba Iron Ore Ltd.	732,617	22,294
*	Redefine Properties Ltd.	74,155,280	21,869
*	Netcare Ltd.	19,616,216	21,714
	Barloworld Ltd.	2,555,806	21,464
*	Bytes Technology Group plc	2,845,732	20,821
	African Rainbow Minerals Ltd.	1,491,923	19,920
	Transaction Capital Ltd.	6,819,473	19,666
	Truworths International Ltd.	5,352,810	18,872
	Pick n Pay Stores Ltd.	4,666,148	18,162
	Momentum Metropolitan Holdings	13,693,104	17,584
	Royal Bafokeng Platinum Ltd.	2,267,818	16,246
	Ninety One plc	4,532,871	16,094
	Motus Holdings Ltd.	2,175,861	14,518
	Resilient REIT Ltd.	3,905,660	14,297
	Fortress REIT Ltd. Class A (XJSE)	15,385,521	13,423

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Investec Ltd.	2,893,259	13,321
*	Telkom SA SOC Ltd.	3,969,316	13,210
*	Distell Group Holdings Ltd.	1,033,756	12,389
[2]	Equites Property Fund Ltd.	9,290,155	12,381
	Coronation Fund Managers Ltd.	3,307,156	10,992
[2]	PSG Group Ltd.	2,107,995	10,562
[3]	Dis-Chem Pharmacies Ltd.	5,056,155	10,554
	KAP Industrial Holdings Ltd.	32,734,873	10,074
*	Liberty Holdings Ltd.	1,666,485	9,840
	Imperial Logistics Ltd.	2,283,131	9,324
	AECI Ltd.	1,241,096	9,215
[2]	Super Group Ltd.	4,028,789	8,429
	Santam Ltd.	505,375	8,404
	Omnia Holdings Ltd.	1,938,467	8,020
	JSE Ltd.	1,090,107	7,627
	Vukile Property Fund Ltd.	9,493,455	7,574
	Old Mutual Ltd.	7,111,502	7,264
*,2	Thungela Resources Ltd.	1,545,439	7,238
	Advtech Ltd.	5,728,757	7,196
	Hyprop Investments Ltd.	3,657,276	7,099
	DataTec Ltd.	2,443,589	6,654
	Irongate Group	5,391,707	6,585
	Reunert Ltd.	1,899,863	6,276
	MAS Real Estate Inc.	4,920,200	5,794
*	Steinhoff International Holdings NV (XJSE)	34,907,808	5,497
*	Massmart Holdings Ltd.	1,318,469	5,409
	Astral Foods Ltd.	450,357	5,209
	Ninety One Ltd.	1,457,828	5,034
*	Sun International Ltd.	2,347,668	4,943
	DRDGOLD Ltd.	5,455,556	4,845
*	Famous Brands Ltd.	1,001,698	4,844
*	Tsogo Sun Gaming Ltd.	5,357,213	4,323
	Wilson Bayly Holmes-Ovcon Ltd.	618,320	4,299
	Cashbuild Ltd.	230,995	4,031
		Shares	Market Value• ($000)
	SA Corporate Real Estate Ltd.	28,710,616	4,014
*	Long4Life Ltd.	10,123,193	3,972
*	EPP NV	5,028,473	3,943
	Raubex Group Ltd.	1,801,918	3,852
*,2	Brait plc	12,142,874	3,387
*,2	Steinhoff International Holdings NV (XETR)	21,156,768	3,338
	Investec Property Fund Ltd.	4,680,473	3,255
*	Attacq Ltd.	7,581,695	3,235
*,2	Hosken Consolidated Investments Ltd.	643,332	3,042
	Adcock Ingram Holdings Ltd.	900,911	2,882
*	Blue Label Telecoms Ltd.	7,059,433	2,563
	Alexander Forbes Group Holdings Ltd.	8,669,080	2,485
	Hudaco Industries Ltd.	267,459	2,406
*	Fortress REIT Ltd. Class B (XJSE)	14,779,463	2,372
	Emira Property Fund Ltd.	3,808,581	2,347
*	Curro Holdings Ltd.	2,716,888	2,192
	Altron Ltd. Class A	2,604,043	1,870
	Zeder Investments Ltd.	7,901,408	1,641
*	Thungela Resources Ltd. (XJSE)	59,280	282
			3,858,858
South Korea (3.6%)
	Samsung Electronics Co. Ltd.	60,318,199	3,611,439
	Samsung Electronics Co. Ltd. Preference Shares	11,149,178	612,492
	NAVER Corp.	1,736,379	603,709
	SK Hynix Inc.	6,679,317	588,786
	LG Chem Ltd.	606,153	434,948
	Samsung SDI Co. Ltd.	682,533	430,629
	Kakao Corp.	3,508,381	377,447
	Hyundai Motor Co.	1,794,296	320,920

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Kia Corp.	3,311,745	241,666
	KB Financial Group Inc.	4,922,858	238,285
*	Celltrion Inc.	1,361,864	234,458
	POSCO	834,070	211,547
	Shinhan Financial Group Co. Ltd.	6,313,230	206,108
	Hyundai Mobis Co. Ltd.	822,038	177,699
	LG Electronics Inc.	1,415,261	146,414
*	SK Innovation Co. Ltd.	697,451	145,453
	Hana Financial Group Inc.	3,719,689	143,431
*,3	Samsung Biologics Co. Ltd.	171,890	128,056
	LG Household & Health Care Ltd.	116,720	116,823
	NCSoft Corp.	215,331	115,699
	Samsung C&T Corp.	1,077,121	105,465
*,2	HMM Co. Ltd.	4,499,620	102,952
	KT&G Corp.	1,419,909	98,625
	Samsung Electro-Mechanics Co. Ltd.	715,230	97,405
[2]	SK Inc.	400,044	83,484
	Samsung Fire & Marine Insurance Co. Ltd.	420,861	83,424
	LG Corp.	1,055,772	82,538
*,2	Doosan Heavy Industries & Construction Co. Ltd.	3,798,561	79,462
	Woori Financial Group Inc.	6,712,047	76,304
[1]	SK Telecom Co. Ltd.	253,015	66,995
	Amorepacific Corp.	421,843	65,644
*	Celltrion Healthcare Co. Ltd.	938,507	65,258
*,2	HYBE Co. Ltd.	219,253	62,987
	Korea Zinc Co. Ltd.	128,086	58,973
*	Korean Air Lines Co. Ltd.	2,222,943	57,958
	Samsung SDS Co. Ltd.	413,415	54,341
	Korea Electric Power Corp.	2,652,724	51,397
		Shares	Market Value• ($000)
	Hyundai Motor Co. Preference Shares	598,501	50,284
*	SK Bioscience Co. Ltd.	255,325	50,135
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	559,113	49,434
	Coway Co. Ltd.	727,425	49,323
*,2	LG Display Co. Ltd.	2,870,196	48,507
	Samsung Life Insurance Co. Ltd.	833,032	48,188
	S-Oil Corp.	528,721	46,262
[2]	L&F Co. Ltd.	280,385	44,391
*	Samsung Engineering Co. Ltd.	2,046,925	43,536
	POSCO Chemical Co. Ltd.	347,097	43,306
*	Hanwha Solutions Corp.	1,229,740	43,143
	Mirae Asset Securities Co. Ltd.	5,656,116	42,198
*,2	Samsung Heavy Industries Co. Ltd.	7,491,918	40,942
*,2	HLB Inc.	1,130,862	40,727
	Hyundai Engineering & Construction Co. Ltd.	933,317	40,347
	SKC Co. Ltd.	250,442	38,503
[2]	Ecopro BM Co. Ltd.	107,124	37,664
	E-MART Inc.	259,025	37,287
	Hyundai Steel Co.	972,791	37,183
	Korea Investment Holdings Co. Ltd.	491,769	36,780
	Lotte Chemical Corp.	190,858	36,710
*,2	Pearl Abyss Corp.	401,465	35,746
[2]	Wemade Co. Ltd.	227,320	35,571
	Hyundai Heavy Industries Holdings Co. Ltd.	654,815	35,501
	Hyundai Glovis Co. Ltd.	238,003	34,275
	CJ CheilJedang Corp.	105,076	34,150
	Hankook Tire & Technology Co. Ltd.	958,057	33,945

Total International Stock Index Fund
		Shares	Market Value• ($000)
	LG Uplus Corp.	2,741,673	33,742
	Samsung Securities Co. Ltd.	822,987	33,457
	Industrial Bank of Korea	3,482,170	32,957
[2]	Kumho Petrochemical Co. Ltd.	223,214	32,843
	LG Innotek Co. Ltd.	181,889	32,696
*	Kangwon Land Inc.	1,370,125	32,601
	Yuhan Corp.	618,464	31,729
	Hansol Chemical Co. Ltd.	110,599	31,212
*	F&F Co. Ltd.	40,790	30,460
	Hotel Shilla Co. Ltd.	398,277	29,834
	DB Insurance Co. Ltd.	578,453	29,397
	Orion Corp.	287,264	29,052
	BNK Financial Group Inc.	3,783,773	28,526
	GS Engineering & Construction Corp.	797,095	28,284
	LG Chem Ltd. Preference Shares	83,155	27,315
	SK Chemicals Co. Ltd.	170,239	26,303
	Hanon Systems	2,089,091	25,880
*	SK Biopharmaceuticals Co. Ltd.	318,064	25,753
*,2	OCI Co. Ltd.	230,621	25,551
	GS Holdings Corp.	696,562	25,226
[3]	Netmarble Corp.	233,843	24,762
*	Hyosung Advanced Materials Corp.	39,220	23,955
*,2	Kakao Games Corp.	346,826	23,706
*,2	Celltrion Pharm Inc.	238,720	23,252
*	DL E&C Co. Ltd.	196,715	22,775
[2]	DB HiTek Co. Ltd.	455,862	22,532
*	Mando Corp.	419,195	22,501
	Korea Aerospace Industries Ltd.	856,309	22,499
	Hanmi Pharm Co. Ltd.	95,263	21,534
*,2	Alteogen Inc.	358,118	21,449
[2]	Fila Holdings Corp.	665,145	21,192
	CJ ENM Co. Ltd.	133,167	20,142
		Shares	Market Value• ($000)
	Hanwha Corp.	680,366	19,586
[2]	Hyosung TNC Corp.	37,977	19,525
	SK Materials Co. Ltd.	59,200	19,380
[2]	Shin Poong Pharmaceutical Co. Ltd.	424,709	18,913
	NH Investment & Securities Co. Ltd.	1,671,501	18,879
	Kolon Industries Inc.	245,645	18,796
[2]	Cheil Worldwide Inc.	911,964	18,635
[2]	Shinsegae Inc.	87,302	18,570
	DGB Financial Group Inc.	2,087,617	18,498
	Iljin Materials Co. Ltd.	212,380	18,354
	S-1 Corp.	255,521	18,218
	LEENO Industrial Inc.	124,258	18,212
	Hyundai Marine & Fire Insurance Co. Ltd.	808,307	18,179
	Meritz Fire & Marine Insurance Co. Ltd.	755,412	17,956
	Hanwha Aerospace Co. Ltd.	461,243	17,815
*,2	Hyundai Rotem Co. Ltd.	904,752	17,521
[2]	Ecopro Co. Ltd.	202,840	17,441
*,2	Doosan Fuel Cell Co. Ltd.	382,310	17,162
*	Hyundai Mipo Dockyard Co. Ltd.	259,796	16,896
[2]	Seegene Inc.	365,882	16,740
	Douzone Bizon Co. Ltd.	238,346	16,638
	LOTTE Fine Chemical Co. Ltd.	223,972	16,352
	AMOREPACIFIC Group	382,257	16,270
*	Eubiologics Co. Ltd.	393,774	16,126
[2]	Green Cross Corp.	68,460	16,107
[2]	WONIK IPS Co. Ltd.	458,592	15,916
[2]	JYP Entertainment Corp.	353,321	15,891
	KCC Corp.	55,148	15,767

Total International Stock Index Fund
		Shares	Market Value• ($000)
	KIWOOM Securities Co. Ltd.	173,216	15,616
*	Ecopro HN Co. Ltd.	166,000	15,458
[2]	CS Wind Corp.	255,458	15,251
	Meritz Securities Co. Ltd.	3,789,072	15,141
	Youngone Corp.	395,126	15,123
	AfreecaTV Co. Ltd.	90,662	15,020
[2]	Hyundai Wia Corp.	202,659	14,635
	Com2uSCorp	129,587	14,276
[2]	Osstem Implant Co. Ltd.	133,992	14,203
	JB Financial Group Co. Ltd.	1,864,191	14,172
	Lotte Shopping Co. Ltd.	156,101	14,050
	CJ Corp.	170,466	14,015
*,2	SM Entertainment Co. Ltd.	207,479	13,979
	GS Retail Co. Ltd.	504,367	13,925
	Hyundai Department Store Co. Ltd.	193,706	13,754
*,2	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	617,826	13,723
*,2	Genexine Inc.	241,485	13,578
*,2	KMW Co. Ltd.	382,848	13,528
*	CJ Logistics Corp.	109,705	13,339
	HDC Hyundai Development Co-Engineering & Construction	607,623	13,325
*,2	HLB Life Science Co. Ltd.	1,031,100	13,204
*,2	Hanjin Kal Corp.	277,217	13,010
	Hyundai Elevator Co. Ltd.	311,481	12,934
*	Korea Gas Corp.	338,189	12,848
*,2	Hugel Inc.	82,095	12,756
[2]	Pan Ocean Co. Ltd.	2,463,159	12,745
[2]	Korea Electric Power Corp. ADR	1,325,561	12,712
*	Daewoo Engineering & Construction Co. Ltd.	2,368,134	12,679
	Samsung Card Co. Ltd.	420,634	12,351
		Shares	Market Value• ($000)
	LS Corp.	230,049	12,334
*,2	Foosung Co. Ltd.	717,332	12,315
[2]	Koh Young Technology Inc.	778,645	12,304
[2]	Dongjin Semichem Co. Ltd.	405,578	12,209
[2]	Hite Jinro Co. Ltd.	406,748	12,138
[2]	Chunbo Co. Ltd.	49,572	12,053
	Soulbrain Co. Ltd.	53,434	11,995
	Posco International Corp.	642,671	11,974
	Dongsuh Cos. Inc.	395,959	11,692
	Hyundai Motor Co. Preference Shares	138,686	11,605
*	GeneOne Life Science Inc.	526,557	11,317
[2]	Hanssem Co. Ltd.	129,903	11,311
[2]	LX Semicon Co. Ltd.	120,292	11,311
	BGF retail Co. Ltd.	80,711	11,212
	Hanwha Systems Co. Ltd.	793,765	11,170
[2]	Daejoo Electronic Materials Co. Ltd.	122,384	11,008
	KEPCO Plant Service & Engineering Co. Ltd.	307,134	10,994
	Solus Advanced Materials Co. Ltd.	155,526	10,989
	NongShim Co. Ltd.	44,359	10,756
[2]	Dawonsys Co. Ltd.	381,004	10,746
	Hyosung Corp.	120,126	10,636
	LS Electric Co. Ltd.	207,652	10,509
*	Doosan Bobcat Inc.	321,444	10,506
	Hanwha Life Insurance Co. Ltd.	3,508,918	10,456
*,2	Cosmax Inc.	98,164	10,445
[2]	Dongkuk Steel Mill Co. Ltd.	710,895	10,376
	LG Household & Health Care Ltd. Preference Shares	19,683	10,106
	Meritz Financial Group Inc.	353,247	10,104

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Naturecell Co. Ltd.	592,592	10,050
	Lotte Corp.	357,444	10,012
	SSANGYONG C&E Co. Ltd.	1,470,798	9,913
*	SOLUM Co. Ltd.	439,555	9,896
[2]	Eo Technics Co. Ltd.	106,900	9,860
[2]	Chong Kun Dang Pharmaceutical Corp.	97,851	9,828
	Korean Reinsurance Co.	1,151,849	9,538
[2]	KEPCO Engineering & Construction Co. Inc.	152,998	9,290
[2]	Green Cross Holdings Corp.	367,789	9,232
*,2	Paradise Co. Ltd.	615,929	9,185
*	Chabiotech Co. Ltd.	547,916	9,176
	DL Holdings Co. Ltd.	162,394	9,156
	LG Electronics Inc. Preference Shares	164,273	9,041
*	NHN Corp.	131,818	9,032
*	CosmoAM&T Co. Ltd.	249,251	9,013
[2]	Hanmi Science Co. Ltd.	180,988	8,796
*,2	Hanall Biopharma Co. Ltd.	492,712	8,628
*,2	ST Pharm Co. Ltd.	115,094	8,627
*,2	Creative & Innovative System	545,430	8,616
*	YG Entertainment Inc.	142,363	8,581
*,2	Mezzion Pharma Co. Ltd.	63,911	8,581
*	Asiana Airlines Inc.	440,179	8,503
*	CJ CGV Co. Ltd.	309,589	8,464
*,2	Kumho Tire Co. Inc.	1,815,369	8,300
*,2	LegoChem Biosciences Inc.	214,190	8,268
*,2	Hyundai Bioscience Co. Ltd.	407,502	8,224
*	Hana Tour Service Inc.	114,654	8,195
*	MedPacto Inc.	168,709	8,174
		Shares	Market Value• ($000)
[2]	Kolmar Korea Co. Ltd.	212,442	8,122
	SK Networks Co. Ltd.	1,850,632	8,061
	SFA Engineering Corp.	266,107	8,048
	Hanmi Semiconductor Co. Ltd.	290,109	7,997
*,2	Helixmith Co. Ltd.	385,887	7,878
*,2	NHN KCP Corp.	159,801	7,841
*,2	Oscotec Inc.	304,534	7,813
	PI Advanced Materials Co. Ltd.	199,998	7,747
*	Next Science Co. Ltd.	490,202	7,735
[2]	Zinus Inc.	115,464	7,733
*	Duk San Neolux Co. Ltd.	165,518	7,696
*	Pharmicell Co. Ltd.	694,271	7,437
*,2	NKMax Co. Ltd.	331,783	7,427
*,2	Medytox Inc.	57,216	7,346
	SK Telecom Co. Ltd. ADR	251,626	7,297
[2]	Ottogi Corp.	17,655	7,273
	Daewoong Co. Ltd.	267,471	7,247
	NICE Information Service Co. Ltd.	427,228	7,230
	Daewoong Pharmaceutical Co. Ltd.	60,075	7,221
	Poongsan Corp.	253,729	7,189
*,2	GemVax & Kael Co. Ltd.	449,076	7,173
*,2	Vaxcell-Bio Therapeutics Co. Ltd.	129,238	7,121
	DoubleUGames Co. Ltd.	128,097	7,041
[2]	Sebang Global Battery Co. Ltd.	99,287	6,980
	Innocean Worldwide Inc.	137,553	6,924
*,2	Sam Chun Dang Pharm Co. Ltd.	168,390	6,803
*	Hyosung Chemical Corp.	27,469	6,803
[2]	Eugene Technology Co. Ltd.	178,060	6,789
	LX International Corp.	287,045	6,691
	Daishin Securities Co. Ltd.	372,579	6,655

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Hanwha Investment & Securities Co. Ltd.	1,397,077	6,638
	RFHIC Corp.	246,420	6,635
[2]	Doosan Co. Ltd.	74,965	6,633
	Samyang Holdings Corp.	75,108	6,621
*,2	Innox Advanced Materials Co. Ltd.	180,898	6,578
[2]	Seoul Semiconductor Co. Ltd.	510,226	6,534
*,2	Lotte Tour Development Co. Ltd.	377,739	6,520
	LOTTE Reit Co. Ltd.	1,345,482	6,520
	IS Dongseo Co. Ltd.	168,126	6,519
*,2	Cellivery Therapeutics Inc.	151,602	6,496
	PharmaResearch Co. Ltd.	80,569	6,356
[2]	S&S Tech Corp.	199,859	6,308
*,2	Amicogen Inc.	227,551	6,299
*,2	NEPES Corp.	208,142	6,259
	Handsome Co. Ltd.	171,257	6,188
[2]	Ahnlab Inc.	87,987	6,179
*,2	ABLBio Inc.	334,887	6,135
[2]	SK Discovery Co. Ltd.	149,506	6,103
	GOLFZON Co. Ltd.	50,347	6,103
	Daou Technology Inc.	304,538	6,093
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	40,095	6,066
	Taekwang Industrial Co. Ltd.	7,059	6,043
*,2	Ananti Inc.	532,537	6,041
	KCC Glass Corp.	115,230	5,950
*	Hanjin Heavy Industries & Construction Co. Ltd.	724,295	5,940
	Hyundai Autoever Corp.	58,958	5,907
	Korea Petrochemical Ind Co. Ltd.	37,028	5,886
*,2	Studio Dragon Corp.	79,646	5,886
		Shares	Market Value• ($000)
*,2	Taihan Electric Wire Co. Ltd.	3,043,030	5,848
	Amorepacific Corp. Preference Shares	94,916	5,846
	Daishin Securities Co. Ltd. Preference Shares	358,018	5,811
	Daeduck Electronics Co. Ltd.	394,156	5,808
[2]	Huchems Fine Chemical Corp.	256,158	5,806
	SIMMTECH Co. Ltd.	219,963	5,797
	Green Cross LabCell Corp.	69,598	5,769
[2]	Mcnex Co. Ltd.	154,798	5,759
[2]	Tokai Carbon Korea Co. Ltd.	53,706	5,744
*,2	Hyundai Doosan Infracore Co. Ltd.	636,544	5,730
*	TY Holdings Co. Ltd.	244,817	5,701
*	Hyundai Construction Equipment Co. Ltd.	164,461	5,692
	Korea Electric Terminal Co. Ltd.	87,791	5,681
	MegaStudyEdu Co. Ltd.	86,214	5,676
	SL Corp.	200,816	5,658
	JR Reit XXVII	1,184,642	5,645
	Hanjin Transportation Co. Ltd.	188,381	5,607
	LIG Nex1 Co. Ltd.	138,120	5,537
	Lotte Chilsung Beverage Co. Ltd.	44,227	5,522
*	iNtRON Biotechnology Inc.	331,610	5,476
*	Humasis Co. Ltd.	388,622	5,381
*,2	Vidente Co. Ltd.	429,712	5,343
[2]	Bukwang Pharmaceutical Co. Ltd.	468,707	5,248
	DongKook Pharmaceutical Co. Ltd.	271,988	5,228
	Park Systems Corp.	50,910	5,172
*	Cellid Co. Ltd.	83,905	5,162

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	SFA Semicon Co. Ltd.	947,915	5,152
	Hyundai Greenfood Co. Ltd.	614,117	5,106
*	Hyundai Electric & Energy System Co. Ltd.	262,524	4,987
	Daesang Corp.	242,549	4,962
	Dentium Co. Ltd.	83,314	4,939
*	Korea Line Corp.	2,028,510	4,915
*,2	Webzen Inc.	211,730	4,901
*	Hyosung Heavy Industries Corp.	84,344	4,878
	LX Hausys Ltd.	80,792	4,817
[2]	L&C Bio Co. Ltd.	163,873	4,802
[2]	BH Co. Ltd.	298,642	4,798
*,2	Ace Technologies Corp.	386,370	4,762
	Samwha Capacitor Co. Ltd.	97,641	4,756
*	Eoflow Co. Ltd.	104,047	4,743
[2]	Tesna Inc.	121,285	4,737
	Hankook & Co. Co. Ltd.	329,388	4,718
*,2	Enzychem Lifesciences Corp.	82,216	4,694
*	Hancom Inc.	272,390	4,673
*	Yungjin Pharmaceutical Co. Ltd.	1,145,473	4,599
*	Eyegene Inc.	229,650	4,581
*,2	CMG Pharmaceutical Co. Ltd.	1,383,322	4,566
	Korea United Pharm Inc.	108,922	4,550
[2]	Shinsegae International Inc.	31,503	4,543
[2]	Daea TI Co. Ltd.	800,898	4,540
*	UniTest Inc.	179,068	4,534
	Interpark Corp.	789,537	4,530
	Hansae Co. Ltd.	225,186	4,481
*,2	Binex Co. Ltd.	313,900	4,464
*	CrystalGenomics Inc.	758,369	4,457
	TES Co. Ltd.	193,754	4,431
*	DIO Corp.	135,366	4,373
	Boryung Pharmaceutical Co. Ltd.	351,226	4,338
*,2	G-treeBNT Co. Ltd.	308,701	4,330
[2]	Ilyang Pharmaceutical Co. Ltd.	168,671	4,307
		Shares	Market Value• ($000)
	KB Financial Group Inc. ADR	88,581	4,258
	HDC Holdings Co. Ltd.	464,161	4,200
[2]	ITM Semiconductor Co. Ltd.	105,176	4,198
*	OliX Pharmaceuticals Inc.	125,126	4,122
*	Modetour Network Inc.	185,816	4,111
[2]	Partron Co. Ltd.	501,298	4,026
[2]	Shinhan Financial Group Co. Ltd. ADR	123,850	4,003
	Hyundai Home Shopping Network Corp.	66,559	3,995
*,2	Kuk-il Paper Manufacturing Co. Ltd.	1,083,583	3,993
*	Grand Korea Leisure Co. Ltd.	285,036	3,985
	SNT Motiv Co. Ltd.	91,775	3,963
*,2	Seojin System Co. Ltd.	132,150	3,910
	Young Poong Corp.	6,643	3,901
*	Neowiz	172,659	3,895
*,2	Insun ENT Co. Ltd.	373,794	3,884
*,2	Krafton Inc.	9,651	3,878
*,2	Sangsangin Co. Ltd.	499,798	3,831
*,2	Jusung Engineering Co. Ltd.	396,853	3,824
*	Shinsung E&G Co. Ltd.	1,885,344	3,824
*	Medipost Co. Ltd.	195,484	3,811
[2]	Hanil Cement Co. Ltd.	228,100	3,778
*,2	KH Vatec Co. Ltd.	182,406	3,775
*	LX Holdings Corp.	497,409	3,771
*,2	Komipharm International Co. Ltd.	484,923	3,737
*	Gamevil Inc.	58,256	3,710
	Halla Holdings Corp.	84,866	3,707
*,2	Cafe24 Corp.	149,336	3,692
	LF Corp.	232,869	3,649
[2]	JW Pharmaceutical Corp.	181,675	3,637
*	Lutronic Corp.	224,886	3,630

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,2	Samsung Pharmaceutical Co. Ltd.	721,503	3,611
	SK Gas Ltd.	30,078	3,556
[2]	Posco ICT Co. Ltd.	615,367	3,529
	LOTTE Himart Co. Ltd.	147,046	3,495
*,2	Anterogen Co. Ltd.	69,254	3,482
[2]	Advanced Process Systems Corp.	170,112	3,458
	Tongyang Inc.	2,409,270	3,457
	Orion Holdings Corp.	248,639	3,409
	Yuanta Securities Korea Co. Ltd.	879,876	3,398
*	Solid Inc.	587,150	3,357
*	Hanwha General Insurance Co. Ltd.	862,553	3,342
	HS Industries Co. Ltd.	577,669	3,328
	SK Securities Co. Ltd.	3,951,073	3,325
*	Inscobee Inc.	1,176,318	3,304
	Korea Real Estate Investment & Trust Co. Ltd.	1,639,871	3,289
	Huons Co. Ltd.	75,066	3,255
	KUMHOE&C Co. Ltd.	314,195	3,248
	Mirae Asset Life Insurance Co. Ltd.	887,668	3,247
*	KH FEELUX Co. Ltd.	1,235,203	3,209
	Dong-A ST Co. Ltd.	51,072	3,188
	NICE Holdings Co. Ltd.	218,629	3,165
	Sungwoo Hitech Co. Ltd.	604,616	3,128
	ESR Kendall Square REIT Co. Ltd.	531,644	3,103
	Dong-A Socio Holdings Co. Ltd.	34,233	3,102
	KTB Investment & Securities Co. Ltd.	549,043	3,101
	Dongwon Industries Co. Ltd.	15,876	3,098
	InBody Co. Ltd.	132,332	3,080
		Shares	Market Value• ($000)
	Songwon Industrial Co. Ltd.	193,968	2,983
[2]	Harim Holdings Co. Ltd.	358,146	2,971
*	Aprogen pharmaceuticals Inc.	3,377,804	2,957
*	S-MAC Co. Ltd.	2,945,128	2,932
	Kwang Dong Pharmaceutical Co. Ltd.	434,519	2,892
	Huons Global Co. Ltd.	68,100	2,880
	INTOPS Co. Ltd.	143,096	2,854
	i-SENS Inc.	99,344	2,851
	Vieworks Co. Ltd.	83,129	2,823
	Nature Holdings Co. Ltd.	100,238	2,822
	Chongkundang Holdings Corp.	39,812	2,793
	Seah Besteel Corp.	150,066	2,784
[2]	OptoElectronics Solutions Co. Ltd.	96,861	2,776
	Binggrae Co. Ltd.	57,981	2,765
	Taeyoung Engineering & Construction Co. Ltd.	287,481	2,735
	Youlchon Chemical Co. Ltd.	144,799	2,730
	Nexen Tire Corp.	417,313	2,706
	KISWIRE Ltd.	114,670	2,703
	Namhae Chemical Corp.	234,033	2,691
*,2	Telcon RF Pharmaceutical Inc.	919,001	2,671
*	Sambu Engineering & Construction Co. Ltd.	1,486,923	2,654
[2]	ENF Technology Co. Ltd.	104,905	2,603
*	Eutilex Co. Ltd.	120,144	2,578
	KC Tech Co. Ltd.	131,583	2,537
	LG HelloVision Co. Ltd.	425,597	2,523
	Jeil Pharmaceutical Co. Ltd.	86,660	2,521
[1]	Green Cross Cell Corp.	75,906	2,506
	Cuckoo Homesys Co. Ltd.	66,204	2,468
	Kolon Corp.	80,912	2,456

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1,2	SillaJen Inc.	887,353	2,430
	Youngone Holdings Co. Ltd.	60,173	2,422
	Dongwon F&B Co. Ltd.	13,754	2,417
*	Peptron Inc.	241,087	2,300
	Hansol Paper Co. Ltd.	184,726	2,282
	Tongyang Life Insurance Co. Ltd.	387,809	2,269
*,2	Soulbrain Holdings Co. Ltd.	60,458	2,265
*,2	STCUBE	315,345	2,235
	Namyang Dairy Products Co. Ltd.	5,650	2,217
	Seobu T&D	289,329	2,168
	Hyundai Engineering & Construction Co. Ltd. Preference Shares	15,876	2,158
	CJ CheilJedang Corp. Preference Shares	12,942	2,150
	NS Shopping Co. Ltd.	177,406	2,113
	iMarketKorea Inc.	223,546	2,104
	Toptec Co. Ltd.	272,405	2,041
	Maeil Dairies Co. Ltd.	33,318	2,011
	Korea Asset In Trust Co. Ltd.	519,283	1,965
	KISCO Corp.	251,497	1,936
*	Hansol Technics Co. Ltd.	330,902	1,919
	E1 Corp.	41,656	1,869
	Samyang Corp.	31,909	1,867
	Eugene Investment & Securities Co. Ltd.	571,530	1,863
	Samchully Co. Ltd.	22,427	1,813
*,2	Namsun Aluminum Co. Ltd.	716,551	1,804
	Daeduck Co. Ltd.	282,865	1,776
*	AbClon Inc.	126,960	1,753
	Samsung SDI Co. Ltd. Preference Shares	5,302	1,719
	Kolmar Korea Holdings Co. Ltd.	86,871	1,717
		Shares	Market Value• ($000)
*	Able C&C Co. Ltd.	260,162	1,709
	ICD Co. Ltd.	158,342	1,698
	KC Co. Ltd.	86,219	1,691
*	Wonik Holdings Co. Ltd.	372,887	1,663
*	Lock&Lock Co. Ltd.	184,572	1,659
	Aekyung Industrial Co. Ltd.	85,731	1,633
	Lotte Confectionery Co. Ltd.	14,725	1,623
	SPC Samlip Co. Ltd.	24,566	1,611
*	Interflex Co. Ltd.	144,239	1,604
	BGF Co. Ltd.	325,638	1,549
	Cuckoo Holdings Co. Ltd.	79,060	1,526
	KT Skylife Co. Ltd.	175,300	1,521
	Humedix Co. Ltd.	63,493	1,509
	Hankook Shell Oil Co. Ltd.	6,264	1,497
*	Dongsung Pharmaceutical Co. Ltd.	194,596	1,483
	Woongjin Thinkbig Co. Ltd.	505,235	1,449
	Dae Han Flour Mills Co. Ltd.	9,985	1,403
	Byucksan Corp.	446,576	1,401
	Lotte Food Co. Ltd.	4,288	1,401
	Hyundai Livart Furniture Co. Ltd.	102,947	1,399
[2]	F&F Holdings Co. Ltd.	40,529	1,358
*	CJ Freshway Corp.	47,890	1,351
	Sung Kwang Bend Co. Ltd.	164,938	1,299
	AK Holdings Inc.	55,704	1,266
	HYUNDAI Corp.	79,528	1,255
*	CUROCOM Co. Ltd.	1,051,364	1,253
	TK Corp.	122,189	1,230
	Kyobo Securities Co. Ltd.	162,374	1,223
	Muhak Co. Ltd.	145,636	1,214
*	SCM Lifescience Co. Ltd.	65,130	1,116
*	Coreana Cosmetics Co. Ltd.	303,875	1,112

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	Y2 Solution Co. Ltd.	1,046,564	1,093
	SNT Dynamics Co. Ltd.	133,001	1,056
	Dae Hwa Pharmaceutical Co. Ltd.	118,653	1,014
	Sam Young Electronics Co. Ltd.	95,857	991
	Hansol Holdings Co. Ltd.	304,870	990
	DB Financial Investment Co. Ltd.	161,159	978
	Eusu Holdings Co. Ltd.	181,342	926
	Hanil Holdings Co. Ltd.	74,928	896
*	Homecast Co. Ltd.	297,007	785
	Hyundai Bioland Co. Ltd.	44,003	753
	Daekyo Co. Ltd.	202,648	752
*,2	KakaoBank Corp.	13,431	725
	Cell Biotech Co. Ltd.	47,388	724
*	SBS Media Holdings Co. Ltd.	316,540	561
*	Sindoh Co. Ltd.	17,668	498
*	Enzychem Lifesciences Corp. Rights Exp. 12/17/21	50,025	428
*	GeneOne Life Science Inc. Rights Exp. 11/25/21	67,343	213
*,1	CNK International Co. Ltd.	259,916	—
			14,920,983
Spain (1.5%)
	Iberdrola SA	76,423,022	903,258
	Banco Santander SA	221,582,342	840,481
	Banco Bilbao Vizcaya Argentaria SA	85,905,523	601,178
	Industria de Diseno Textil SA	13,597,733	492,568
[3]	Cellnex Telecom SA	7,864,303	483,652
*	Amadeus IT Group SA	5,491,114	367,344
	Telefonica SA	63,999,913	277,994
	Repsol SA	16,784,146	214,980
	Ferrovial SA	6,175,568	194,951
		Shares	Market Value• ($000)
	CaixaBank SA	57,227,303	164,509
*,3	Aena SME SA	906,796	148,929
	Red Electrica Corp. SA	5,580,305	116,192
[2]	Naturgy Energy Group SA	3,844,428	101,068
	Endesa SA	4,132,797	95,314
	Grifols SA	4,147,107	94,988
*	Siemens Gamesa Renewable Energy SA	2,918,704	79,201
	ACS Actividades de Construccion y Servicios SA	2,970,250	77,849
	Enagas SA	3,208,273	71,992
*	Banco de Sabadell SA	72,698,847	58,508
	Acciona SA	294,887	56,631
	Fluidra SA	1,460,408	55,777
	Bankinter SA	8,969,492	49,386
	Merlin Properties Socimi SA	4,516,135	48,908
	Inmobiliaria Colonial Socimi SA	4,368,621	42,480
	Acerinox SA	2,734,784	38,075
	Viscofan SA	522,210	35,709
	Mapfre SA	13,526,723	28,640
	Grupo Catalana Occidente SA	665,019	23,619
	Laboratorios Farmaceuticos Rovi SA	284,752	19,978
*	Indra Sistemas SA	1,615,855	19,543
	CIE Automotive SA	710,604	19,343
	Zardoya Otis SA	2,292,868	18,436
	Ebro Foods SA	915,594	18,170
	Cia de Distribucion Integral Logista Holdings SA	828,733	17,663
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	8,753,374	17,574
[3]	Unicaja Banco SA	16,335,959	17,479
	Applus Services SA	1,756,636	15,900
*	Solaria Energia y Medio Ambiente SA	766,003	15,329
	Almirall SA	1,007,665	14,985
	Faes Farma SA	3,512,657	14,309
	Sacyr SA	4,980,588	14,197
	Pharma Mar SA	176,517	13,731

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Joinn Laboratories China Co. Ltd. Class A	519,084	12,953
*	Mediaset Espana Comunicacion SA	1,935,737	10,096
*,3	Gestamp Automocion SA	2,241,612	10,022
*	Melia Hotels International SA	1,352,513	9,984
	Construcciones y Auxiliar de Ferrocarriles SA	225,530	9,935
	Prosegur Cia de Seguridad SA	3,375,298	9,578
[3]	Global Dominion Access SA	1,403,251	7,528
*,3	Neinor Homes SA	567,764	7,324
[3]	Aedas Homes SA	241,004	6,927
	Lar Espana Real Estate Socimi SA	942,704	5,740
	Fomento de Construcciones y Contratas SA	449,796	5,734
*	Atresmedia Corp. de Medios de Comunicacion SA	1,133,031	4,619
[3]	Metrovacesa SA	511,256	4,482
*	Ence Energia y Celulosa SA	1,712,632	4,408
*,2	Distribuidora Internacional de Alimentacion SA	203,631,426	3,721
	Grifols SA Preference Shares Class B	276,766	3,637
*,2	Tecnicas Reunidas SA	369,855	3,345
[3]	Prosegur Cash SA	4,598,916	3,159
*,2	NH Hotel Group SA	261,513	952
	Banco Santander SA (XMEX)	4	—
*,1,2	Let's GOWEX SA	155,449	—
			6,124,962
Sweden (2.6%)
	Investor AB Class B	25,487,661	588,101
	Atlas Copco AB Class A	8,158,950	525,426
	Volvo AB Class B	21,380,205	498,568
	Telefonaktiebolaget LM Ericsson Class B	39,057,750	426,331
		Shares	Market Value• ($000)
	Hexagon AB Class B	22,995,521	370,083
	Sandvik AB	13,946,017	353,653
	Assa Abloy AB Class B	11,878,788	348,555
[3]	Evolution AB	2,087,427	338,877
	Skandinaviska Enskilda Banken AB Class A	18,732,467	292,935
	Swedbank AB Class A	12,987,450	281,681
	Atlas Copco AB Class B	4,914,794	266,351
	Essity AB Class B	7,864,971	254,760
	Nibe Industrier AB Class B	15,521,868	230,867
	Svenska Handelsbanken AB Class A	18,952,824	217,244
[2]	H & M Hennes & Mauritz AB Class B	11,327,782	213,108
	Epiroc AB Class A	8,220,448	204,537
	EQT AB	3,643,862	192,468
	Swedish Match AB	19,980,986	176,176
	Alfa Laval AB	4,064,737	174,356
	Telia Co. AB	32,968,603	129,858
*	Kinnevik AB Class B	3,287,948	129,055
	Getinge AB Class B	2,881,288	128,943
*,3	Sinch AB	6,665,346	126,873
	Boliden AB	3,543,021	124,906
	Svenska Cellulosa AB SCA Class B	7,917,791	123,716
	Skanska AB Class B	4,667,666	118,680
	SKF AB Class B	4,971,063	115,454
	Investor AB Class A	4,742,860	109,729
	Indutrade AB	3,646,805	106,310
	Epiroc AB Class B	4,732,630	100,539
	Lundin Energy AB	2,446,654	96,627
*	Fastighets AB Balder Class B	1,302,589	94,448
	Industrivarden AB Class A	2,820,041	93,028
	Tele2 AB Class B	6,427,865	90,847
	Sagax AB Class B	2,238,303	87,606
	Lifco AB Class B	2,979,528	86,878
	Samhallsbyggnadsbolaget i Norden AB Ordinary Shares	12,587,493	84,384
	Husqvarna AB Class B	5,583,931	79,576
[3]	Thule Group AB	1,358,111	78,472

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Industrivarden AB Class C	2,325,416	75,643
	Castellum AB	2,813,384	74,987
	Trelleborg AB Class B	3,208,107	73,426
	Securitas AB Class B	4,095,821	67,854
[2]	Electrolux AB Class B	2,954,676	67,226
	Investment AB Latour Class B	1,848,442	67,142
	Beijer Ref AB Class B	3,169,691	65,045
	Avanza Bank Holding AB	1,587,667	63,119
*	Swedish Orphan Biovitrum AB	2,308,741	62,741
[3]	Dometic Group AB	4,153,721	60,584
	Fabege AB	3,489,704	59,069
	Vitrolife AB	903,186	58,782
*	Nordic Entertainment Group AB Class B	987,097	57,240
	Holmen AB Class B	1,254,600	55,699
	AddTech AB Class B	2,458,828	55,009
	L E Lundbergforetagen AB Class B	950,342	54,790
	Elekta AB Class B	4,639,895	54,029
	ICA Gruppen AB	1,003,555	51,928
	AAK AB	2,274,249	49,743
	BillerudKorsnas AB	2,335,908	48,928
	Wihlborgs Fastigheter AB	1,795,731	42,574
	Nordnet AB publ	2,174,479	41,680
	Sweco AB Class B	2,600,482	41,408
*	Sectra AB Class B	1,663,420	40,482
[3]	Bravida Holding AB	2,634,333	39,624
	Nyfosa AB	2,345,861	39,594
	Arjo AB Class B	2,896,628	39,502
	Hexpol AB	3,347,824	39,179
*	SSAB AB Class B	7,742,891	38,700
	Wallenstam AB Class B	2,193,360	38,496
	AFRY AB	1,280,800	38,113
	JM AB	889,992	36,059
[2]	Kungsleden AB	2,572,130	35,374
	MIPS AB	285,152	34,524
	Peab AB Class B	2,697,212	33,903
	Axfood AB	1,380,025	33,836
		Shares	Market Value• ($000)
	Saab AB Class B	1,211,780	33,782
	Instalco AB	615,963	32,744
	Bure Equity AB	697,921	32,396
	Nolato AB Class B	2,248,303	29,726
	Lindab International AB	905,897	29,680
	Corem Property Group AB Class B	8,874,801	29,456
	Intrum AB	1,012,272	28,733
	Loomis AB Class B	985,882	26,607
	Biotage AB	797,592	25,810
	Hufvudstaden AB Class A	1,517,394	24,280
*	Electrolux Professional AB Class B	2,997,436	23,158
	NCC AB Class B	1,299,547	22,516
	Medicover AB Class B	723,061	21,922
*	SSAB AB Class A	3,767,198	21,467
	HMS Networks AB	369,565	21,102
	Catena AB	344,055	20,962
*	Pandox AB Class B	1,184,196	20,869
	Mycronic AB	889,363	20,639
	Volvo AB Class A	848,347	20,056
	Vitec Software Group AB Class B	318,284	18,785
	Troax Group AB	424,654	17,386
	Bilia AB Class A	949,732	16,888
*	Modern Times Group MTG AB Class B	1,457,888	16,717
*	VNV Global AB	1,052,741	15,447
	Granges AB	1,389,388	15,154
*	Cint Group AB	994,965	15,050
*,3	Boozt AB	877,074	14,775
	Ratos AB Class B	2,530,800	14,570
	Concentric AB	483,058	14,217
	Atrium Ljungberg AB Class B	588,889	13,522
*,2	BHG Group AB	1,013,069	11,682
[3]	Munters Group AB	1,573,000	11,640
[3]	Resurs Holding AB	2,156,558	11,622
*	Betsson AB Class B	1,568,136	10,946
	Svenska Handelsbanken AB Class B	841,697	10,634
*	Mekonomen AB	493,651	10,185

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	SkiStar AB	475,125	9,911
	Bonava AB Class B	990,166	9,782
	Platzer Fastigheter Holding AB Class B	585,020	9,534
*,2,3	Scandic Hotels Group AB	1,876,660	9,077
	Nobia AB	1,405,574	8,663
*,2	SAS AB	49,735,836	8,657
	Dios Fastigheter AB	729,078	8,482
	Systemair AB	855,979	8,262
	Cloetta AB Class B	2,437,632	7,743
	Investment AB Oresund	422,877	7,352
	INVISIO AB	371,420	6,722
*,2	Hansa Biopharma AB	561,532	6,382
*,3	Attendo AB	1,245,030	5,351
	Corem Property Group AB Preference Shares	138,518	5,293
	Fagerhult AB	657,478	5,268
	Clas Ohlson AB Class B	488,300	5,257
	Sagax AB	1,291,260	4,927
*	Collector AB	923,156	4,547
	Samhallsbyggnadsbolaget i Norden AB	1,033,737	3,761
*	Camurus AB	191,857	3,605
	Telefonaktiebolaget LM Ericsson Class A	295,907	3,242
*	Karo Pharma AB	291,747	1,923
	Skandinaviska Enskilda Banken AB Class C	67,449	1,081
	NCC AB Class A	58,909	1,031
	Bonava AB	73,624	758
	Svenska Cellulosa AB SCA Class A	35,626	562
*,2,3	Oncopeptides AB	664,353	301
*,1	OW Bunker A/S	129,331	—
			10,768,637
Switzerland (5.5%)
	Nestle SA (Registered)	36,495,741	4,814,052
	Roche Holding AG	8,867,142	3,435,079
	Novartis AG (Registered)	27,408,625	2,267,042
	Zurich Insurance Group AG	1,921,466	851,634
		Shares	Market Value• ($000)
	Cie Financiere Richemont SA (Registered)	6,605,173	817,393
	Lonza Group AG (Registered)	956,525	786,073
	ABB Ltd. (Registered)	21,905,123	724,692
	Sika AG (Registered)	1,832,397	620,779
	Givaudan SA (Registered)	119,498	563,067
	Partners Group Holding AG	288,891	504,680
	Alcon Inc.	5,938,061	492,376
	Swiss Re AG	3,731,362	361,478
	Geberit AG (Registered)	441,095	344,475
	Credit Suisse Group AG (Registered)	30,914,180	321,560
*	Holcim Ltd.	5,691,232	283,893
[2]	Sonova Holding AG (Registered)	684,947	283,823
	Straumann Holding AG (Registered)	129,807	270,219
	SGS SA (Registered)	75,559	223,694
	Swiss Life Holding AG (Registered)	399,608	219,212
	Kuehne + Nagel International AG (Registered)	649,356	204,515
	Julius Baer Group Ltd.	2,776,969	200,864
	Roche Holding AG (Bearer)	442,927	190,513
	Swisscom AG (Registered)	327,083	178,105
	Chocoladefabriken Lindt & Spruengli AG (Registered)	1,404	168,665
	Logitech International SA (Registered)	1,905,855	159,430
[3]	VAT Group AG	331,979	158,696
	Chocoladefabriken Lindt & Spruengli AG	12,744	150,275
	Schindler Holding AG	542,579	141,281
	Temenos AG (Registered)	799,361	122,379
*	SIG Combibloc Group AG	4,384,851	114,676
	Barry Callebaut AG (Registered)	46,379	107,407

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Swatch Group AG	388,461	106,922
	Swiss Prime Site AG (Registered)	986,831	100,327
	Adecco Group AG (Registered)	1,986,354	100,073
	Tecan Group AG (Registered)	162,853	99,780
	Baloise Holding AG (Registered)	589,946	94,014
	EMS-Chemie Holding AG (Registered)	93,072	92,320
	Vifor Pharma AG	665,304	85,908
	Georg Fischer AG (Registered)	54,138	81,914
*	Holcim Ltd. (XPAR)	1,401,544	70,268
	Belimo Holding AG (Registered)	119,667	69,573
	PSP Swiss Property AG (Registered)	546,962	68,374
	Bachem Holding AG (Registered) Class B	80,224	64,577
*	ams AG	3,175,192	62,863
*	Clariant AG (Registered)	2,980,305	62,743
	Schindler Holding AG (Registered)	235,265	60,399
	Helvetia Holding AG (Registered)	452,848	53,885
*	Siegfried Holding AG (Registered)	52,483	50,480
[3]	Galenica AG	649,082	47,543
*	Flughafen Zurich AG (Registered)	247,736	44,738
	Bucher Industries AG (Registered)	86,363	43,587
*,2	Dufry AG (Registered)	800,814	42,400
	Allreal Holding AG (Registered)	196,950	41,654
	DKSH Holding AG	472,817	37,899
	Daetwyler Holding AG	96,956	37,719
	Comet Holding AG (Registered)	97,699	36,353
	Interroll Holding AG (Registered)	7,279	35,314
*	Zur Rose Group AG	98,394	34,998
	Vontobel Holding AG (Registered)	375,694	34,793
	Inficon Holding AG (Registered)	26,327	33,780
*	Mobimo Holding AG (Registered)	98,560	33,216
		Shares	Market Value• ($000)
	BKW AG	237,725	31,496
	Banque Cantonale Vaudoise (Registered)	386,012	31,079
*	Softwareone Holding AG	1,320,541	30,599
*,2	Idorsia Ltd.	1,472,299	30,312
[2]	Stadler Rail AG	687,247	30,183
	dormakaba Holding AG	40,595	30,089
	SFS Group AG	222,914	30,025
	Emmi AG (Registered)	25,410	26,516
	Forbo Holding AG (Registered)	13,396	26,062
	Cembra Money Bank AG	387,591	25,873
	Swatch Group AG (Registered)	486,206	25,866
	OC Oerlikon Corp. AG (Registered)	2,472,691	25,176
	Kardex Holding AG (Registered)	76,438	23,577
	Swissquote Group Holding SA (Registered)	115,103	23,349
	Sulzer AG (Registered)	231,759	22,783
	Bystronic AG	16,152	22,209
*	Landis+Gyr Group AG	321,910	22,131
	Huber + Suhner AG (Registered)	241,073	21,443
*	Dottikon Es Holding AG (Registered)	57,425	21,088
	Valiant Holding AG (Registered)	197,731	19,572
*,3	Sensirion Holding AG	130,630	18,827
	Schweiter Technologies AG	12,296	17,658
*,2	Meyer Burger Technology AG	35,572,360	16,976
	Burckhardt Compression Holding AG	39,128	16,480
	VZ Holding AG	156,069	15,844
	St. Galler Kantonalbank AG (Registered)	32,391	14,929
*	Aryzta AG (XSWX)	11,326,675	14,811
	LEM Holding SA (Registered)	5,748	13,936

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,3	Medacta Group SA	79,874	13,373
	Bossard Holding AG (Registered) Class A	35,975	13,213
*	Komax Holding AG (Registered)	49,774	12,687
	Zehnder Group AG	116,092	12,496
*	ALSO Holding AG (Registered)	38,405	11,397
	Arbonia AG	515,254	11,203
*,3	Medmix AG	231,759	11,080
	Vetropack Holding AG (Registered) Class A	173,030	10,650
	Leonteq AG	155,318	10,285
*	Valora Holding AG (Registered)	46,892	8,924
*	Bobst Group SA (Registered)	97,017	7,900
*	Rieter Holding AG (Registered)	37,336	7,750
	Intershop Holding AG	12,336	7,716
*,2	Basilea Pharmaceutica AG (Registered)	155,160	7,259
*,2	COSMO Pharmaceuticals NV	95,245	7,246
*	Autoneum Holding AG	45,778	7,166
*	Ascom Holding AG (Registered)	425,921	6,630
	Bell Food Group AG (Registered)	20,017	6,425
*	EFG International AG	844,932	5,926
	Ypsomed Holding AG (Registered)	33,928	5,617
*	u-blox Holding AG	76,352	5,588
*	Implenia AG (Registered)	206,011	4,202
	VP Bank AG Class A	34,189	3,850
*,2	Swiss Steel Holding AG	9,189,760	3,529
	Hiag Immobilien Holding AG	30,264	3,204
*	APG SGA SA	9,104	2,058
*	Aryzta AG (XDUB)	809,932	665
			22,767,369
	Shares	Market Value• ($000)
Taiwan (4.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	310,853,748	6,596,413
MediaTek Inc.	19,147,239	630,187
Hon Hai Precision Industry Co. Ltd.	154,233,135	595,392
Fubon Financial Holding Co. Ltd.	108,061,691	285,653
United Microelectronics Corp.	136,204,905	282,758
Delta Electronics Inc.	27,932,649	246,572
Formosa Plastics Corp.	62,948,724	243,829
Nan Ya Plastics Corp.	73,154,133	224,500
Cathay Financial Holding Co. Ltd.	106,846,283	222,720
CTBC Financial Holding Co. Ltd.	236,184,922	197,228
China Steel Corp.	159,251,247	192,002
Chunghwa Telecom Co. Ltd.	44,340,198	175,953
Mega Financial Holding Co. Ltd.	141,975,675	170,618
Chailease Holding Co. Ltd.	17,122,636	163,993
ASE Technology Holding Co. Ltd.	44,286,461	158,414
E.Sun Financial Holding Co. Ltd.	165,576,243	158,212
Uni-President Enterprises Corp.	62,231,979	149,290
Yuanta Financial Holding Co. Ltd.	150,213,008	133,522
Silergy Corp.	794,661	131,282
Formosa Chemicals & Fibre Corp.	44,664,437	129,602
Evergreen Marine Corp. Taiwan Ltd.	34,092,779	122,689
Taiwan Cement Corp.	67,497,206	117,123
Asustek Computer Inc.	9,158,511	116,440
Unimicron Technology Corp.	16,530,661	113,315
First Financial Holding Co. Ltd.	134,537,494	110,767
Novatek Microelectronics Corp.	7,357,121	110,349

Total International Stock Index Fund
	Shares	Market Value• ($000)
Realtek Semiconductor Corp.	6,128,988	110,246
Taiwan Cooperative Financial Holding Co. Ltd.	128,907,138	104,811
Largan Precision Co. Ltd.	1,325,346	98,764
Quanta Computer Inc.	34,818,648	97,823
Hua Nan Financial Holdings Co. Ltd.	128,863,718	94,359
Yageo Corp.	5,912,451	92,540
Taishin Financial Holding Co. Ltd.	140,826,792	92,452
Hotai Motor Co. Ltd.	4,166,625	91,750
China Development Financial Holding Corp.	179,418,938	91,706
Taiwan Mobile Co. Ltd.	21,329,541	75,233
Globalwafers Co. Ltd.	2,731,436	74,945
eMemory Technology Inc.	891,253	74,032
President Chain Store Corp.	7,275,379	73,533
SinoPac Financial Holdings Co. Ltd.	138,408,200	70,490
Advantech Co. Ltd.	5,376,894	70,319
Shanghai Commercial & Savings Bank Ltd.	43,362,560	68,672
Win Semiconductors Corp.	5,206,163	67,193
Pegatron Corp.	26,723,541	65,420
Formosa Petrochemical Corp.	17,943,003	64,600
Lite-On Technology Corp.	27,750,809	61,240
Vanguard International Semiconductor Corp.	11,622,461	60,562
Accton Technology Corp.	6,895,436	60,286
Wan Hai Lines Ltd.	10,341,239	59,660
		Shares	Market Value• ($000)
	Airtac International Group	1,988,008	59,485
	Shin Kong Financial Holding Co. Ltd.	166,830,405	58,797
	Parade Technologies Ltd.	901,732	58,089
	Eclat Textile Co. Ltd.	2,580,128	56,384
	Catcher Technology Co. Ltd.	9,602,062	55,677
*	Yang Ming Marine Transport Corp.	15,922,962	55,584
	Far Eastern New Century Corp.	51,517,493	53,957
	AU Optronics Corp.	77,219,874	53,067
	Ruentex Development Co. Ltd.	20,229,183	51,628
	momo.com Inc.	798,841	51,478
	Chang Hwa Commercial Bank Ltd.	86,231,035	50,921
	Asia Cement Corp.	30,467,955	48,528
	Nan Ya Printed Circuit Board Corp.	2,698,556	47,749
	Compal Electronics Inc.	53,958,652	47,487
	Sino-American Silicon Products Inc.	6,850,540	46,924
	Far EasTone Telecommunications Co. Ltd.	20,883,902	45,954
	Giant Manufacturing Co. Ltd.	3,897,958	45,272
	Feng TAY Enterprise Co. Ltd.	5,769,873	44,896
	Micro-Star International Co. Ltd.	8,860,460	44,715
	ASPEED Technology Inc.	433,873	43,524
	Pou Chen Corp.	34,900,366	42,802
	Hiwin Technologies Corp.	3,607,528	40,172
	Wistron Corp.	38,220,524	40,168
	E Ink Holdings Inc.	12,054,378	39,963

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Voltronic Power Technology Corp.	669,425	39,205
	Inventec Corp.	40,502,836	38,737
	Walsin Lihwa Corp.	40,667,176	37,989
	Innolux Corp.	60,575,515	36,438
*	Oneness Biotech Co. Ltd.	3,844,000	36,283
	Foxconn Technology Co. Ltd.	14,576,233	36,192
	WPG Holdings Ltd.	19,334,420	36,119
	Winbond Electronics Corp.	37,692,469	35,738
	Wiwynn Corp.	1,095,000	35,079
	Acer Inc.	37,431,771	35,035
*	Walsin Technology Corp.	6,404,615	34,867
	Synnex Technology International Corp.	17,839,184	34,564
	Merida Industry Co. Ltd.	3,191,004	33,238
	Chroma ATE Inc.	5,089,121	33,234
	Elite Material Co. Ltd.	3,827,298	33,146
	Powertech Technology Inc.	9,261,231	32,496
	Alchip Technologies Ltd.	871,520	32,373
	Macronix International Co. Ltd.	22,849,546	32,329
*	TA Chen Stainless Pipe	19,772,537	31,287
	Kinsus Interconnect Technology Corp.	3,452,758	30,386
	China Life Insurance Co. Ltd.	28,617,722	29,913
	Cheng Shin Rubber Industry Co. Ltd.	24,328,063	29,859
	AP Memory Technology Corp.	1,526,146	29,689
	ASMedia Technology Inc.	500,775	29,352
	Phison Electronics Corp.	2,062,894	29,087
		Shares	Market Value• ($000)
	Zhen Ding Technology Holding Ltd.	8,328,214	28,841
	Taiwan High Speed Rail Corp.	27,270,487	28,497
[2]	United Microelectronics Corp. ADR	2,761,475	28,360
	Ruentex Industries Ltd.	7,113,682	27,760
	Tripod Technology Corp.	6,475,270	27,426
	Gigabyte Technology Co. Ltd.	6,537,160	26,546
	Lien Hwa Industrial Holdings Corp.	13,147,642	26,401
	Teco Electric & Machinery Co. Ltd.	24,070,034	26,146
	Nanya Technology Corp.	10,723,186	25,711
	Global Unichip Corp.	1,176,525	25,391
	Simplo Technology Co. Ltd.	2,342,139	25,233
	Taiwan Fertilizer Co. Ltd.	10,293,225	25,172
	Nien Made Enterprise Co. Ltd.	1,826,202	25,098
	Chicony Electronics Co. Ltd.	8,304,280	23,746
	Makalot Industrial Co. Ltd.	2,713,187	23,679
	Taiwan Business Bank	69,015,759	23,479
*	HTC Corp.	9,876,079	23,339
[2]	AU Optronics Corp. ADR	3,392,329	23,171
	Sinbon Electronics Co. Ltd.	2,788,391	23,071
	Elan Microelectronics Corp.	3,801,344	22,885
	ENNOSTAR Inc.	8,600,763	22,634
	ITEQ Corp.	4,831,177	22,362
	Highwealth Construction Corp.	13,541,803	21,866
*	Eva Airways Corp.	31,344,943	21,274
	Compeq Manufacturing Co. Ltd.	14,584,494	21,224

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	China Airlines Ltd.	33,754,442	20,902
	King Yuan Electronics Co. Ltd.	14,479,721	20,777
	Radiant Opto-Electronics Corp.	5,902,517	20,681
	Taiwan Glass Industry Corp.	20,970,615	20,669
	Qisda Corp.	18,305,660	20,451
*	Episil Technologies Inc.	3,665,875	20,167
	Faraday Technology Corp.	2,712,786	19,689
	Lotes Co. Ltd.	941,897	19,625
	Chunghwa Telecom Co. Ltd. ADR	495,481	19,571
	YFY Inc.	16,680,047	19,229
	IBF Financial Holdings Co. Ltd.	33,487,105	19,155
	Poya International Co. Ltd.	1,058,288	18,955
	Tong Hsing Electronic Industries Ltd.	1,970,876	18,770
	Chipbond Technology Corp.	8,028,255	18,635
	King's Town Bank Co. Ltd.	12,030,696	17,964
*	China Petrochemical Development Corp.	41,035,290	17,880
	Taichung Commercial Bank Co. Ltd.	40,636,993	17,471
	Pan Jit International Inc.	4,294,398	17,409
	Eternal Materials Co. Ltd.	13,054,248	17,307
	Tung Ho Steel Enterprise Corp.	11,707,567	17,018
	Great Wall Enterprise Co. Ltd.	8,774,100	16,938
	International Games System Co. Ltd.	649,763	16,738
	Genius Electronic Optical Co. Ltd.	1,077,565	16,612
	Wafer Works Corp.	7,001,312	16,240
	Cheng Loong Corp.	13,185,761	16,154
		Shares	Market Value• ($000)
*	Medigen Vaccine Biologics Corp.	1,873,606	16,123
	Elite Semiconductor Microelectronics Technology Inc.	3,108,717	15,985
	Taiwan Surface Mounting Technology Corp.	3,841,113	15,499
	HannStar Display Corp.	29,982,793	15,245
	Bizlink Holding Inc.	1,612,556	14,906
	Wisdom Marine Lines Co. Ltd.	6,319,487	14,875
*	FLEXium Interconnect Inc.	4,245,334	14,709
	Jentech Precision Industrial Co. Ltd.	1,103,948	14,683
	Fitipower Integrated Technology Inc.	1,893,648	14,536
*	United Renewable Energy Co. Ltd.	16,818,408	14,488
	United Integrated Services Co. Ltd.	2,186,603	14,457
	Feng Hsin Steel Co. Ltd.	5,121,000	14,402
	Yulon Finance Corp.	2,369,965	14,379
*	Yieh Phui Enterprise Co. Ltd.	16,078,938	14,366
	USI Corp.	11,569,641	14,332
	Capital Securities Corp.	26,217,508	14,309
	FocalTech Systems Co. Ltd.	2,421,403	13,957
	Chung Hung Steel Corp.	10,951,000	13,817
	Formosa Taffeta Co. Ltd.	12,765,498	13,782
	Advanced Energy Solution Holding Co. Ltd.	312,450	13,778
	Nantex Industry Co. Ltd.	4,676,409	13,749
	TXC Corp.	3,704,090	13,689
	Visual Photonics Epitaxy Co. Ltd.	2,674,609	13,577
	Goldsun Building Materials Co. Ltd.	14,661,982	13,576

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Sitronix Technology Corp.	1,361,567	13,073
	King Slide Works Co. Ltd.	842,930	12,953
	Mitac Holdings Corp.	12,514,570	12,952
	Ardentec Corp.	6,016,391	12,892
	Shinkong Synthetic Fibers Corp.	18,917,312	12,834
	ChipMOS Technologies Inc.	7,714,348	12,828
	Nan Kang Rubber Tire Co. Ltd.	8,810,745	12,675
	WT Microelectronics Co. Ltd.	5,568,486	12,582
	Sigurd Microelectronics Corp.	5,804,585	12,269
	Tainan Spinning Co. Ltd.	14,659,940	12,000
	SDI Corp.	2,001,876	11,972
	Yulon Motor Co. Ltd.	7,948,574	11,786
*	Microbio Co. Ltd.	5,153,304	11,708
	Gold Circuit Electronics Ltd.	4,769,941	11,427
	U-Ming Marine Transport Corp.	6,012,610	11,403
	Standard Foods Corp.	6,083,849	11,341
	Supreme Electronics Co. Ltd.	6,991,259	11,302
	TCI Co. Ltd.	1,355,788	11,019
	Wistron NeWeb Corp.	3,940,164	11,001
	Advanced Wireless Semiconductor Co.	1,904,030	10,980
	Taiwan Union Technology Corp.	3,182,239	10,973
	International CSRC Investment Holdings Co.	12,668,159	10,956
	Grand Pacific Petrochemical	11,244,283	10,943
	Greatek Electronics Inc.	3,809,961	10,916
	Topco Scientific Co. Ltd.	2,161,260	10,741
	Taiwan Secom Co. Ltd.	2,946,466	10,656
		Shares	Market Value• ($000)
	Far Eastern Department Stores Ltd.	13,347,887	10,612
	Via Technologies Inc.	4,729,909	10,574
	Solar Applied Materials Technology Corp.	5,805,689	10,466
	CTCI Corp.	7,986,642	10,465
	Center Laboratories Inc.	4,359,652	10,427
	Coretronic Corp.	5,030,212	10,412
	Huaku Development Co. Ltd.	3,182,856	10,412
	Hota Industrial Manufacturing Co. Ltd.	3,074,801	10,402
	RichWave Technology Corp.	999,600	10,394
	TSRC Corp.	8,950,009	10,324
	Longchen Paper & Packaging Co. Ltd.	11,728,331	10,165
	Taiwan Paiho Ltd.	3,232,592	10,067
	XinTec Inc.	2,060,714	10,067
	Pegavision Corp.	508,000	9,973
	Far Eastern International Bank	26,424,255	9,938
	Asia Vital Components Co. Ltd.	3,316,644	9,911
*	Asia Optical Co. Inc.	3,076,519	9,823
*	RDC Semiconductor Co. Ltd.	681,000	9,762
	Everlight Electronics Co. Ltd.	5,464,687	9,759
	UPC Technology Corp.	11,566,277	9,623
	General Interface Solution Holding Ltd.	2,711,276	9,489
	Fusheng Precision Co. Ltd.	1,389,000	9,429
	Chilisin Electronics Corp.	2,962,701	9,191
	Transcend Information Inc.	3,771,325	9,166
	Arcadyan Technology Corp.	2,377,082	8,991

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Run Long Construction Co. Ltd.	4,116,762	8,869
	China Steel Chemical Corp.	1,990,245	8,846
	Taiwan Semiconductor Co. Ltd.	3,000,342	8,815
	Kenda Rubber Industrial Co. Ltd.	7,984,000	8,793
	Clevo Co.	7,058,551	8,750
	Getac Holdings Corp.	4,616,752	8,696
	Advanced Ceramic X Corp.	700,971	8,683
	Grape King Bio Ltd.	1,476,683	8,607
	Charoen Pokphand Enterprise	2,989,431	8,600
	Kinpo Electronics	18,342,193	8,581
	Primax Electronics Ltd.	4,613,882	8,563
	Taiwan Hon Chuan Enterprise Co. Ltd.	3,607,133	8,451
	ADATA Technology Co. Ltd.	2,810,467	8,422
	Century Iron & Steel Industrial Co. Ltd.	2,052,000	8,359
	Chung-Hsin Electric & Machinery Manufacturing Corp.	5,622,593	8,340
*	EirGenix Inc.	2,130,277	8,314
	President Securities Corp.	10,103,690	8,231
	Cleanaway Co. Ltd.	1,062,359	8,179
*	Oriental Union Chemical Corp.	9,505,474	8,175
	China Motor Corp.	3,253,222	8,104
*	PharmaEssentia Corp.	2,309,748	8,068
	Pixart Imaging Inc.	1,418,804	8,064
	Global Mixed Mode Technology Inc.	986,342	7,995
	Merry Electronics Co. Ltd.	2,675,063	7,914
	China General Plastics Corp.	5,770,597	7,714
	Shares	Market Value• ($000)
Foxsemicon Integrated Technology Inc.	1,042,131	7,692
Farglory Land Development Co. Ltd.	3,063,158	7,403
Holy Stone Enterprise Co. Ltd.	1,719,126	7,312
TPK Holding Co. Ltd.	4,771,313	7,298
Universal Vision Biotechnology Co. Ltd.	637,000	7,298
Andes Technology Corp.	399,000	7,258
Asia Polymer Corp.	5,142,624	7,243
Cheng Uei Precision Industry Co. Ltd.	5,170,595	7,188
Pan-International Industrial Corp.	4,879,613	7,132
Dynapack International Technology Corp.	2,056,479	7,111
ITE Technology Inc.	1,889,399	7,086
Adimmune Corp.	4,457,575	7,043
Co-Tech Development Corp.	2,602,000	7,027
Tong Yang Industry Co. Ltd.	5,775,142	7,022
Chunghwa Precision Test Tech Co. Ltd.	243,368	6,967
Kindom Development Co. Ltd.	5,036,850	6,953
AcBel Polytech Inc.	5,565,994	6,937
Hotai Finance Co. Ltd.	2,177,000	6,915
Sensortek Technology Corp.	330,000	6,896
Sunplus Technology Co. Ltd.	5,132,752	6,847
Shin Zu Shing Co. Ltd.	1,889,166	6,777
Gudeng Precision Industrial Co. Ltd.	772,054	6,764
PChome Online Inc.	1,293,661	6,753

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Shihlin Paper Corp.	2,732,000	6,746
	Hannstar Board Corp.	4,438,657	6,666
	Taiwan Mask Corp.	2,319,000	6,664
	Sanyang Motor Co. Ltd.	6,825,689	6,652
	Holtek Semiconductor Inc.	1,774,952	6,597
	Hsin Kuang Steel Co. Ltd.	3,145,403	6,574
	TTY Biopharm Co. Ltd.	2,655,457	6,568
	Sercomm Corp.	2,864,250	6,566
	OptoTech Corp.	4,144,266	6,414
*	Etron Technology Inc.	2,978,651	6,390
	Evergreen International Storage & Transport Corp.	6,521,793	6,369
	Chong Hong Construction Co. Ltd.	2,392,790	6,351
	Thinking Electronic Industrial Co. Ltd.	1,033,000	6,328
	China Man-Made Fiber Corp.	17,153,237	6,275
	Apex International Co. Ltd.	2,230,000	6,271
	Cub Elecparts Inc.	1,008,865	6,212
	Sonix Technology Co. Ltd.	2,005,316	6,204
	Fittech Co. Ltd.	818,890	6,198
	St. Shine Optical Co. Ltd.	582,727	6,190
*	TaiMed Biologics Inc.	2,549,087	6,138
	LandMark Optoelectronics Corp.	943,155	6,070
	Sunny Friend Environmental Technology Co. Ltd.	842,798	6,046
	Chlitina Holding Ltd.	703,977	6,042
	Ta Ya Electric Wire & Cable	6,773,020	6,034
	Silicon Integrated Systems Corp.	7,010,838	6,032
*	OBI Pharma Inc.	1,572,745	6,030
	T3EX Global Holdings Corp.	1,283,000	5,959
*	TSEC Corp.	4,889,000	5,871
		Shares	Market Value• ($000)
	Sporton International Inc.	714,132	5,802
	Chang Wah Electromaterials Inc.	4,770,000	5,802
	Innodisk Corp.	827,680	5,719
	BES Engineering Corp.	18,071,754	5,717
	Taiwan PCB Techvest Co. Ltd.	3,381,549	5,711
	Tung Thih Electronic Co. Ltd.	782,118	5,678
*	AmTRAN Technology Co. Ltd.	8,932,832	5,669
*	Orient Semiconductor Electronics Ltd.	6,328,208	5,662
*	Taiwan TEA Corp.	7,533,399	5,656
	Nichidenbo Corp.	3,112,000	5,648
	Hu Lane Associate Inc.	1,165,482	5,643
	D-Link Corp.	7,613,679	5,615
*	Career Technology MFG. Co. Ltd.	6,212,395	5,603
	KMC Kuei Meng International Inc.	764,000	5,566
	Weltrend Semiconductor	1,903,182	5,562
	Fulgent Sun International Holding Co. Ltd.	1,498,744	5,558
	YC INOX Co. Ltd.	4,765,055	5,405
	Cathay Real Estate Development Co. Ltd.	7,694,505	5,397
*	Unizyx Holding Corp.	4,748,555	5,333
*	Federal Corp.	5,473,195	5,294
	AURAS Technology Co. Ltd.	914,000	5,255
*	Mercuries Life Insurance Co. Ltd.	15,833,852	5,222
	TaiDoc Technology Corp.	824,645	5,190
*	Unitech Printed Circuit Board Corp.	7,947,956	5,184
*	CSBC Corp. Taiwan	6,601,860	5,182
	Ennoconn Corp.	777,668	5,156
	Wah Lee Industrial Corp.	1,664,768	5,100

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Asia Pacific Telecom Co. Ltd.	17,196,002	5,084
	Prince Housing & Development Corp.	10,474,870	4,998
	Systex Corp.	1,608,140	4,993
	Gourmet Master Co. Ltd.	1,044,237	4,928
*	Phihong Technology Co. Ltd.	3,680,679	4,880
	Taiwan Cogeneration Corp.	3,501,754	4,818
	Chicony Power Technology Co. Ltd.	1,911,000	4,797
	Soft-World International Corp.	1,419,719	4,587
	Ginko International Co. Ltd.	627,569	4,555
	Everlight Chemical Industrial Corp.	4,938,329	4,552
	Ho Tung Chemical Corp.	12,080,141	4,525
	Lotus Pharmaceutical Co. Ltd.	1,337,189	4,520
	Formosa Sumco Technology Corp.	789,000	4,485
	Ton Yi Industrial Corp.	9,530,324	4,468
	Kaimei Electronic Corp.	1,409,000	4,414
	CyberTAN Technology Inc.	4,601,006	4,388
	Taiflex Scientific Co. Ltd.	2,552,994	4,383
	Mercuries & Associates Holding Ltd.	5,257,546	4,382
	Test Research Inc.	2,169,878	4,366
	Speed Tech Corp.	1,421,000	4,347
	Taiwan FamilyMart Co. Ltd.	458,073	4,264
*	Lealea Enterprise Co. Ltd.	10,204,771	4,244
	Wei Chuan Foods Corp.	5,095,507	4,191
	Chin-Poon Industrial Co. Ltd.	3,883,799	4,183
		Shares	Market Value• ($000)
	Taiwan Styrene Monomer	6,364,977	4,157
	Formosa International Hotels Corp.	776,756	4,155
	Chun Yuan Steel Industry Co. Ltd.	5,068,000	4,142
*	Chung Hwa Pulp Corp.	5,136,818	4,112
	Gemtek Technology Corp.	4,126,668	4,066
	Rexon Industrial Corp. Ltd.	1,678,000	4,042
	Wowprime Corp.	775,817	4,026
	Darfon Electronics Corp.	2,655,164	3,993
	China Metal Products	3,448,113	3,970
	Dimerco Express Corp.	1,278,453	3,967
	Hung Sheng Construction Ltd.	4,538,107	3,939
*	CMC Magnetics Corp.	12,366,610	3,928
*	Lingsen Precision Industries Ltd.	4,319,421	3,926
	Egis Technology Inc.	822,582	3,918
	ScinoPharm Taiwan Ltd.	4,340,946	3,870
	Lung Yen Life Service Corp.	2,372,221	3,838
	Shin Foong Specialty & Applied Materials Co. Ltd.	587,361	3,836
	Sincere Navigation Corp.	3,823,309	3,819
	Xxentria Technology Materials Corp.	1,544,444	3,755
	Global Brands Manufacture Ltd.	2,934,799	3,745
	Motech Industries Inc.	3,234,214	3,741
*	First Steamship Co. Ltd.	8,015,441	3,698
	Gloria Material Technology Corp.	4,801,126	3,667
	Elite Advanced Laser Corp.	1,811,862	3,641
*	Machvision Inc.	426,775	3,604

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Advanced International Multitech Co. Ltd.	1,249,115	3,557
	Alpha Networks Inc.	3,637,750	3,534
	Dynamic Electronics Co. Ltd.	4,668,365	3,532
	TA-I Technology Co. Ltd.	1,490,535	3,412
	Altek Corp.	2,514,823	3,409
	Kinik Co.	1,252,479	3,406
	Tyntek Corp.	3,546,095	3,347
	Sampo Corp.	2,982,497	3,177
	Chief Telecom Inc.	309,000	3,172
*	Adlink Technology Inc.	1,307,484	3,156
	O-Bank Co. Ltd.	11,190,000	3,139
	Radium Life Tech Co. Ltd.	8,145,715	3,082
	Cyberlink Corp.	942,066	3,069
	Swancor Holding Co. Ltd.	857,426	3,043
	Gigasolar Materials Corp.	415,250	3,034
	Gamania Digital Entertainment Co. Ltd.	1,457,424	3,030
	YungShin Global Holding Corp.	1,930,434	3,022
	Nidec Chaun-Choung Technology Corp.	491,645	2,963
*	Shining Building Business Co. Ltd.	7,324,769	2,923
*	Li Peng Enterprise Co. Ltd.	7,797,714	2,913
	Quanta Storage Inc.	2,042,136	2,847
	Johnson Health Tech Co. Ltd.	1,351,092	2,837
	Chia Hsin Cement Corp.	3,883,000	2,822
	Topkey Corp.	593,000	2,764
*	Ritek Corp.	7,845,658	2,763
*	Firich Enterprises Co. Ltd.	2,384,719	2,759
*	Gigastorage Corp.	3,014,939	2,717
	Syncmold Enterprise Corp.	1,052,099	2,673
	Dyaco International Inc.	1,140,000	2,665
		Shares	Market Value• ($000)
	WUS Printed Circuit Co. Ltd.	2,608,785	2,664
	Zeng Hsing Industrial Co. Ltd.	484,619	2,659
	Kung Long Batteries Industrial Co. Ltd.	521,932	2,648
*	Savior Lifetec Corp.	3,540,851	2,604
	Namchow Holdings Co. Ltd.	1,490,971	2,593
	HannsTouch Solution Inc.	5,980,304	2,561
*	Medigen Biotechnology Corp.	1,297,797	2,545
	Flytech Technology Co. Ltd.	958,785	2,512
	Sunonwealth Electric Machine Industry Co. Ltd.	1,779,000	2,467
	Nan Liu Enterprise Co. Ltd.	556,000	2,464
*	Roo Hsing Co. Ltd.	7,988,144	2,427
	Continental Holdings Corp.	2,674,000	2,425
	Sinyi Realty Inc.	2,019,300	2,419
	Nan Pao Resins Chemical Co. Ltd.	482,000	2,413
	KEE TAI Properties Co. Ltd.	5,074,979	2,396
	Depo Auto Parts Ind Co. Ltd.	1,169,025	2,365
*	Taigen Biopharmaceuticals Holdings Ltd.	4,042,526	2,329
*	Newmax Technology Co. Ltd.	1,553,000	2,302
*	Jih Sun Financial Holdings Co. Ltd.	4,917,000	2,301
	Test Rite International Co. Ltd.	2,626,785	2,287
	Elitegroup Computer Systems Co. Ltd.	2,678,479	2,284
	Taiwan Sakura Corp.	904,006	2,277

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Aten International Co. Ltd.	749,480	2,276
	Yulon Nissan Motor Co. Ltd.	241,842	2,209
	Yeong Guan Energy Technology Group Co. Ltd.	952,217	2,197
	Formosan Rubber Group Inc.	2,625,306	2,131
	Kuo Yang Construction Co. Ltd.	2,350,000	2,029
	PharmaEngine Inc.	955,477	2,028
	Concraft Holding Co. Ltd.	978,773	1,996
	Kuo Toong International Co. Ltd.	2,541,809	1,961
	Bioteque Corp.	477,000	1,881
	Rich Development Co. Ltd.	5,705,660	1,879
*	Darwin Precisions Corp.	4,662,570	1,870
*	Brogent Technologies Inc.	410,643	1,869
*	ALI Corp.	1,800,362	1,843
	Ichia Technologies Inc.	3,112,439	1,818
	Huang Hsiang Construction Corp.	1,361,571	1,789
*,1	Pharmally International Holding Co. Ltd.	868,039	1,767
	IEI Integration Corp.	1,104,669	1,761
	Bank of Kaohsiung Co. Ltd.	4,208,094	1,704
*	Zinwell Corp.	2,403,006	1,704
	Sheng Yu Steel Co. Ltd.	1,405,000	1,687
	GeneReach Biotechnology Corp.	580,635	1,665
	Iron Force Industrial Co. Ltd.	648,535	1,639
	Basso Industry Corp.	1,044,339	1,617
*	Ability Enterprise Co. Ltd.	2,290,904	1,612
	Posiflex Technology Inc.	473,612	1,551
	Rechi Precision Co. Ltd.	2,143,896	1,440
		Shares	Market Value• ($000)
	Acter Group Corp. Ltd.	209,584	1,399
	L&K Engineering Co. Ltd.	1,262,623	1,328
	CHC Healthcare Group	994,222	1,315
*	Infortrend Technology Inc.	2,501,873	1,290
	TYC Brother Industrial Co. Ltd.	1,776,099	1,276
	China Chemical & Pharmaceutical Co. Ltd.	1,604,766	1,276
*	Li Cheng Enterprise Co. Ltd.	1,732,420	1,213
	Vivotek Inc.	451,724	1,202
	Taiyen Biotech Co. Ltd.	955,580	1,133
	Senao International Co. Ltd.	952,428	1,092
	Hong Pu Real Estate Development Co. Ltd.	1,346,931	1,054
	FSP Technology Inc.	719,071	1,049
*	Tatung Co. Ltd.	777,300	963
*	AGV Products Corp.	2,590,983	947
	Globe Union Industrial Corp.	1,603,001	887
*	Tong-Tai Machine & Tool Co. Ltd.	1,479,126	852
	Toung Loong Textile Manufacturing	586,481	749
	China Electric Manufacturing Corp.	1,746,227	725
*,1	Unity Opto Technology Co. Ltd.	4,231,961	627
	Jess-Link Products Co. Ltd.	467,887	592
*	Taiwan Land Development Corp.	2,798,935	342
*	Ambassador Hotel	266,000	290
*,1	Pihsiang Machinery Manufacturing Co. Ltd.	1,232,000	—
*,1	XPEC Entertainment Inc.	872,075	—

Total International Stock Index Fund
		Shares	Market Value• ($000)
*,1	E-Ton Solar Tech Co. Ltd.	696,074	—
*,1	Green Energy Technology Inc.	2,817,405	—
*,1	Ta Ya Electric Wire & Cable Rights Exp. 11/10/21	247,433	—
			18,729,858
Thailand (0.6%)
	PTT PCL (Foreign)	179,449,559	205,464
	CP ALL PCL (Foreign)	66,136,200	127,779
	Siam Cement PCL (Foreign)	10,693,330	127,291
	Siam Commercial Bank PCL (Foreign)	32,725,888	124,429
	Airports of Thailand PCL (Foreign)	55,667,155	108,484
	Advanced Info Service PCL (Foreign)	15,234,337	86,879
	Bangkok Dusit Medical Services PCL (Foreign)	118,032,965	83,702
	Kasikornbank PCL (Foreign)	19,351,135	82,496
	Gulf Energy Development PCL (Foreign)	53,020,548	69,204
	Central Pattana PCL (Foreign)	34,179,830	61,164
	PTT Exploration & Production PCL (Foreign)	17,159,156	60,698
	PTT Global Chemical PCL (Foreign)	28,728,106	54,368
*	Minor International PCL (Foreign)	54,307,252	53,639
	Delta Electronics Thailand PCL (Foreign)	3,952,789	49,623
	Intouch Holdings PCL (Foreign)	20,868,061	47,341
	Energy Absolute PCL (Foreign)	20,403,240	40,353
	Bangkok Bank PCL (Foreign)	10,530,586	38,971
	Central Retail Corp. PCL (Foreign)	34,769,693	36,470
	Charoen Pokphand Foods PCL (Foreign)	46,960,027	35,752
		Shares	Market Value• ($000)
	Home Product Center PCL (Foreign)	77,747,074	34,261
	Indorama Ventures PCL (Foreign)	26,007,452	33,014
	BTS Group Holdings PCL (Foreign)	112,709,345	32,454
	SCG Packaging PCL (Foreign)	15,388,800	29,810
	Bangkok Expressway & Metro PCL (Foreign)	109,017,874	29,590
	Krung Thai Bank PCL (Foreign)	81,519,811	28,296
	PTT Oil & Retail Business PCL (Foreign)	33,932,300	28,160
	KCE Electronics PCL (Foreign)	10,585,100	27,791
[2]	Krungthai Card PCL (Foreign)	15,425,735	26,895
[2]	Banpu PCL (Foreign)	75,591,415	25,960
	Land & Houses PCL (Foreign)	100,310,929	25,590
	Digital Telecommunications Infrastructure Fund	58,007,765	23,433
	Thai Oil PCL (Foreign)	13,890,584	23,310
	Tisco Financial Group PCL (Foreign)	8,213,461	22,855
	Thai Union Group PCL (Foreign)	35,947,965	22,641
	TMBThanachart Bank PCL (Foreign)	641,396,606	22,479
[2]	Bumrungrad Hospital PCL (Foreign)	4,920,512	21,611
	Electricity Generating PCL (Foreign)	3,861,645	20,811
	IRPC PCL (Foreign)	147,994,943	19,174
	Global Power Synergy PCL (Foreign)	7,921,393	18,641
	Hana Microelectronics PCL (Foreign)	7,607,410	18,377
	Com7 PCL (Foreign)	8,088,891	17,526

Total International Stock Index Fund
		Shares	Market Value• ($000)
	True Corp. PCL (Foreign)	141,591,932	17,331
	Muangthai Capital PCL (Foreign)	9,305,076	17,021
	Kiatnakin Phatra Bank PCL (Foreign)	8,985,271	16,278
	Srisawad Corp. PCL (Foreign)	8,368,410	16,179
	Jasmine Broadband Internet Infrastructure Fund	51,529,841	15,845
	Osotspa PCL (Foreign)	15,984,460	15,796
*	CPN Retail Growth Leasehold REIT	23,812,012	15,383
[2]	Carabao Group PCL (Foreign)	4,047,285	15,145
[2]	Ratch Group PCL (Foreign)	10,918,334	14,973
*	Asset World Corp. PCL (Foreign)	103,183,820	14,233
	Bangkok Commercial Asset Management PCL (Foreign)	23,596,043	13,531
	Supalai PCL (Foreign)	17,440,081	12,302
[2]	Berli Jucker PCL (Foreign)	11,815,163	12,040
[2]	Siam Global House PCL (Foreign)	19,461,390	11,997
[2]	Bangchak Corp. PCL (Foreign)	14,265,235	11,819
[2]	WHA Corp. PCL (Foreign)	112,753,238	11,508
	B Grimm Power PCL (Foreign)	8,846,155	11,342
	Sri Trang Agro-Industry PCL (Foreign)	11,157,582	10,937
[2]	VGI PCL (Foreign)	53,607,568	10,775
[2]	Sri Trang Gloves Thailand PCL (Foreign)	11,246,543	10,339
	Jay Mart PCL (Foreign)	8,207,700	10,288
	Thanachart Capital PCL (Foreign)	9,630,925	10,245
	Bangkok Chain Hospital PCL (Foreign)	15,324,627	9,397
		Shares	Market Value• ($000)
	Total Access Communication PCL (Foreign)	8,024,100	9,253
	Dohome PCL (Foreign)	12,528,200	9,045
*,2	Central Plaza Hotel PCL (Foreign)	8,091,273	8,794
	Amata Corp. PCL (Foreign)	13,643,071	8,406
[2]	CH Karnchang PCL (Foreign)	12,627,643	8,311
	Thailand Future Fund	34,350,415	8,083
	JMT Network Services PCL (Foreign)	5,278,521	7,778
	CK Power PCL (Foreign)	49,527,145	7,563
	TQM Corp. PCL (Foreign)	2,370,100	7,503
	AP Thailand PCL (Foreign)	27,764,645	7,412
	WHA Premium Growth Freehold & Leasehold REIT	18,559,549	7,383
	Chularat Hospital PCL (Foreign)	63,234,415	7,263
	AEON Thana Sinsap Thailand PCL (Foreign)	1,248,327	7,058
	Gunkul Engineering PCL (Foreign)	41,897,428	6,832
	Kerry Express Thailand PCL (Foreign)	5,491,300	6,296
	IMPACT Growth REIT	10,316,486	6,151
	Sansiri PCL (Foreign)	160,773,511	6,127
[2]	Thoresen Thai Agencies PCL (Foreign)	17,296,470	6,061
[2]	Siam Makro PCL (Foreign)	4,130,600	5,984
[2]	TOA Paint Thailand PCL (Foreign)	5,962,418	5,938
*	STARK Corp. PCL (Foreign)	44,420,400	5,894
[2]	Sino-Thai Engineering & Construction PCL (Foreign)	13,904,642	5,797
*	Star Petroleum Refining PCL (Foreign)	17,969,209	5,680

Total International Stock Index Fund
		Shares	Market Value• ($000)
[2]	Mega Lifesciences PCL (Foreign)	3,985,345	5,601
	Tipco Asphalt PCL (Foreign)	9,870,264	5,450
	TTW PCL (Foreign)	15,420,645	5,438
	TPI Polene PCL (Foreign)	104,128,843	5,370
*	BEC World PCL (Foreign)	14,132,124	5,211
[2]	Plan B Media PCL (Foreign)	24,604,453	4,764
	Quality Houses PCL (Foreign)	67,350,088	4,671
	Siam City Cement PCL (Foreign)	895,149	4,573
[2]	Jasmine International PCL (Foreign)	52,084,878	4,497
*	BTS Rail Mass Transit Growth Infrastructure Fund	32,054,557	4,428
*	Major Cineplex Group PCL (Foreign)	6,800,679	4,372
	Bangkok Land PCL (Foreign)	129,515,195	4,297
	Workpoint Entertainment PCL (Foreign)	6,297,653	4,295
	Precious Shipping PCL (Foreign)	7,695,352	4,214
	Super Energy Corp. PCL (Foreign)	143,762,866	4,204
*	MBK PCL (Foreign)	9,950,605	4,202
	Thai Vegetable Oil PCL (Foreign)	4,274,991	4,022
[2]	PTG Energy PCL (Foreign)	8,263,777	3,890
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT	10,095,586	3,714
	Bangkok Life Assurance PCL (Foreign)	4,107,580	3,689
	TPI Polene Power PCL (Foreign)	28,372,012	3,626
[2]	Banpu Power PCL (Foreign)	6,863,437	3,623
*,2	Esso Thailand PCL (Foreign)	14,573,546	3,489
		Shares	Market Value• ($000)
	BCPG PCL (Foreign)	8,752,273	3,458
	Origin Property PCL (Foreign)	9,501,381	3,238
*	Italian-Thai Development PCL (Foreign)	45,726,183	3,232
	Ratchthani Leasing PCL (Foreign)	24,276,994	3,001
	Pruksa Holding PCL (Foreign)	6,478,484	2,693
*	Pruksa Real Estate PCL (Foreign)	7,721,100	2,408
*	Bangkok Airways PCL (Foreign)	6,876,393	2,408
*	U City PCL (Foreign)	44,217,565	2,388
	Thaifoods Group PCL (Foreign)	18,093,804	2,388
	Thaicom PCL (Foreign)	7,148,478	2,349
	GFPT PCL (Foreign)	6,327,295	2,215
	MK Restaurants Group PCL (Foreign)	1,327,640	2,194
*	Banpu PCL Warrants Exp. 9/30/22	11,347,940	1,761
	SPCG PCL (Foreign)	3,273,834	1,755
[2]	LPN Development PCL (Foreign)	10,328,989	1,552
[2]	Taokaenoi Food & Marketing PCL (Foreign)	7,071,393	1,410
*,1,2	Thai Airways International PCL (Foreign)	13,550,615	1,356
*,2	Unique Engineering & Construction PCL (Foreign)	6,186,075	1,250
*	Banpu PCL Warrants Exp. 9/30/23	10,960,312	1,116
*	Samart Corp. PCL (Foreign)	5,775,730	1,096
	Univentures PCL (Foreign)	8,513,675	1,046
[2]	Bangkok Life Assurance PCL NVDR	937,725	842

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Thonburi Healthcare Group PCL (Foreign)	629,400	641
*	BTS Group Holdings PCL Warrants Exp. 9/5/22	5,496,747	237
*	MBK PCL Warrants Exp. 10/25/22	398,024	132
*,1	Inter Far East Energy Corp.	5,655,044	60
*,1	WHA Premium Growth Freehold & Leasehold REIT Rights Exp. 11/18/21	2,191,882	20
*,1	Group Lease PCL (Foreign)	—	—
*	BCPG PCL Warrants Exp. 11/13/23	1	—
*	Samart Corp. PCL Warrants Exp. 5/17/24	1	—
*	Minor International PCL Warrants Exp. 5/5/23	1	—
*	BTS Group Holdings PCL Warrants Exp. 12/31/25	32,980,483	—
			2,663,988
Turkey (0.1%)
	BIM Birlesik Magazalar A/S	5,729,513	37,067
	Eregli Demir ve Celik Fabrikalari TAS	17,335,540	36,197
	Turkiye Garanti Bankasi A/S	26,400,445	27,036
	KOC Holding A/S	11,042,907	26,924
	Turkcell Iletisim Hizmetleri A/S	15,040,807	23,995
*	Turkiye Petrol Rafinerileri A/S	1,591,779	22,907
	Akbank TAS	33,494,352	20,275
	Ford Otomotiv Sanayi A/S	836,820	16,113
	Turkiye Sise ve Cam Fabrikalari A/S	16,870,193	15,175
	Aselsan Elektronik Sanayi ve Ticaret A/S	8,186,956	13,976
		Shares	Market Value• ($000)
	Haci Omer Sabanci Holding A/S	11,533,777	13,427
	Turkiye Is Bankasi A/S Class C	19,491,456	11,434
	Tofas Turk Otomobil Fabrikasi A/S	1,846,464	11,289
*	Turk Hava Yollari AO	7,139,174	10,880
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	13,147,729	10,265
	Enka Insaat ve Sanayi A/S	8,702,748	10,049
*	Petkim Petrokimya Holding A/S	14,337,320	9,747
	Coca-Cola Icecek A/S	926,263	8,183
	Arcelik A/S	2,215,924	7,774
*	Gubre Fabrikalari TAS	1,035,618	7,461
*	Sasa Polyester Sanayi A/S	2,253,283	7,267
*	Koza Altin Isletmeleri A/S	627,714	6,978
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	29,704,750	6,106
*	Aksa Enerji Uretim A/S Class B	7,290,922	5,760
	Turk Telekomunikasyon A/S	7,194,669	5,642
	Anadolu Efes Biracilik ve Malt Sanayii A/S Class B	2,400,648	5,525
*	TAV Havalimanlari Holding A/S	2,000,533	5,519
	Yapi ve Kredi Bankasi A/S	18,864,962	5,359
	Logo Yazilim Sanayi ve Ticaret A/S	1,132,258	5,028
	Ulker Biskuvi Sanayi A/S	2,218,184	4,660
[3]	Enerjisa Enerji A/S	3,690,857	4,529
*	Hektas Ticaret TAS	4,812,332	4,441
	AG Anadolu Grubu Holding A/S	1,496,917	4,286

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Koza Anadolu Metal Madencilik Isletmeleri A/S	2,330,265	4,065
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	2,101,101	4,035
	Sok Marketler Ticaret A/S	3,356,967	3,889
*	Bera Holding A/S	3,852,106	3,816
*	Turkiye Halk Bankasi A/S	8,219,514	3,788
*	Migros Ticaret A/S	1,020,116	3,744
	Dogan Sirketler Grubu Holding A/S	13,287,374	3,706
*	Turkiye Vakiflar Bankasi TAO	10,267,896	3,670
*	Pegasus Hava Tasimaciligi A/S	426,134	3,544
	Aksa Akrilik Kimya Sanayii A/S	1,435,187	3,525
	Borusan Yatirim ve Pazarlama A/S	89,689	3,251
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	429,855	3,222
	Tekfen Holding A/S	2,017,020	3,169
	Otokar Otomotiv ve Savunma Sanayi A/S	86,367	3,047
	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	2,164,531	3,009
	Iskenderun Demir ve Celik A/S	2,043,156	2,885
*,3	MLP Saglik Hizmetleri A/S Class B	990,214	2,800
*	Oyak Cimento Fabrikalari A/S	3,884,951	2,794
	Vestel Elektronik Sanayi ve Ticaret A/S	1,035,683	2,754
	Nuh Cimento Sanayi A/S	604,862	2,741
	Turk Traktor ve Ziraat Makineleri A/S	158,628	2,730
	Is Yatirim Menkul Degerler A/S	1,495,876	2,489
	Alarko Holding A/S	2,250,473	2,226
		Shares	Market Value• ($000)
	Turkiye Sinai Kalkinma Bankasi A/S	15,856,119	2,144
*	Kordsa Teknik Tekstil A/S	731,090	2,100
	Tat Gida Sanayi A/S	2,010,898	2,008
*	Torunlar Gayrimenkul Yatirim Ortakligi A/S	4,970,277	1,994
	Kervan Gida Sanayi ve Ticaret A/S Class B	1,581,377	1,911
*	Ipek Dogal Enerji Kaynaklari Arastirma ve Uretim A/S	1,320,007	1,876
*	Is Gayrimenkul Yatirim Ortakligi A/S	8,148,248	1,625
	EGE Endustri ve Ticaret A/S	11,937	1,602
*	Cimsa Cimento Sanayi ve Ticaret A/S	479,414	1,560
*	NET Holding A/S	3,003,159	1,338
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	2,113,713	1,322
	Dogus Otomotiv Servis ve Ticaret A/S	348,954	1,308
	Aygaz A/S	686,789	1,304
	Aksigorta A/S	1,680,572	1,228
*	Albaraka Turk Katilim Bankasi A/S	6,415,488	1,185
*	Zorlu Enerji Elektrik Uretim A/S	6,889,111	1,172
	Kartonsan Karton Sanayi ve Ticaret A/S	212,792	1,166
*	Sekerbank Turk A/S	9,846,869	1,031
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	377,068	919
	Polisan Holding A/S	2,589,101	745
*	Konya Cimento Sanayii A/S	7,470	653
	Akcansa Cimento A/S	345,555	565
*	Is Finansal Kiralama A/S	1,607,244	514

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	230,689	156
*,1	Asya Katilim Bankasi A/S	6,861,580	—
			517,599
United Arab Emirates (0.2%)
	First Abu Dhabi Bank PJSC	56,652,227	274,970
	Emirates Telecommunications Group Co. PJSC	22,601,026	157,652
	Emirates NBD Bank PJSC	32,958,040	125,409
	Abu Dhabi Commercial Bank PJSC	36,728,551	83,072
	Aldar Properties PJSC	50,344,386	55,394
	Emaar Properties PJSC	46,710,762	51,136
	Dubai Islamic Bank PJSC	36,277,707	50,581
	Abu Dhabi National Oil Co. for Distribution PJSC	32,973,425	38,453
	Abu Dhabi Islamic Bank PJSC	16,666,296	26,536
*	ADNOC Drilling Co. PJSC	19,569,831	15,877
*	Emaar Malls PJSC	25,167,293	13,737
*	Air Arabia PJSC	34,150,180	12,950
	Dubai Investments PJSC	24,828,947	11,517
	Dana Gas PJSC	40,200,950	11,320
*	Emaar Development PJSC	9,421,794	10,052
	GFH Financial Group BSC	39,923,138	9,199
*	DAMAC Properties Dubai Co. PJSC	19,398,983	6,615
*	Dubai Financial Market PJSC	19,976,542	5,548
*	RAK Properties PJSC	12,918,034	2,581
*	Union Properties PJSC	27,400,380	1,964
*,1	Arabtec Holding PJSC	11,126,461	1,605
		Shares	Market Value• ($000)
	Aramex PJSC	750,161	895
*,1	Drake & Scull International PJSC	7,671,678	773
			967,836
United Kingdom (9.5%)
	AstraZeneca plc	20,031,475	2,505,964
	HSBC Holdings plc	264,660,854	1,594,627
	Diageo plc	29,704,224	1,477,835
	GlaxoSmithKline plc	63,905,178	1,326,725
	BP plc	257,514,192	1,233,725
	Royal Dutch Shell plc Class A	52,244,131	1,196,855
	Unilever plc	21,424,903	1,146,952
	Royal Dutch Shell plc Class B	48,875,395	1,121,628
	British American Tobacco plc	29,550,002	1,027,879
	Rio Tinto plc	14,063,976	876,909
*	Glencore plc	171,504,852	857,624
	RELX plc	24,049,734	745,719
	Prudential plc	35,500,937	724,501
	BHP Group plc	26,916,616	710,910
	Reckitt Benckiser Group plc	8,195,359	665,322
	Unilever plc	11,983,607	641,625
	Lloyds Banking Group plc	916,055,682	626,931
	Anglo American plc	15,919,099	605,610
	Barclays plc	219,261,319	605,046
	National Grid plc	45,967,710	588,550
	Experian plc	11,829,831	542,412
	Vodafone Group plc	358,994,892	529,105
*	Compass Group plc	23,033,860	488,793
	Ashtead Group plc	5,776,377	484,119
	CRH plc	9,726,666	465,458
	London Stock Exchange Group plc	4,690,556	456,596
	Ferguson plc	2,896,085	435,755
*	Flutter Entertainment plc	2,142,605	404,324
	Tesco plc	98,781,095	364,726
	BAE Systems plc	42,125,102	317,630
	SSE plc	13,494,051	303,880
	Legal & General Group plc	76,624,910	302,192
	Segro plc	15,562,647	275,063
	Aviva plc	50,791,939	274,069

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Imperial Brands plc	12,184,891	257,115
	3i Group plc	12,319,982	230,076
	Croda International plc	1,749,482	226,436
	Standard Chartered plc	33,414,537	225,983
	WPP plc	15,084,987	218,050
*	Entain plc	7,522,866	210,799
	NatWest Group plc	67,935,766	204,838
	Spirax-Sarco Engineering plc	956,434	204,169
	Halma plc	4,922,976	199,643
*	Smith & Nephew plc	11,401,051	196,897
*	Rolls-Royce Holdings plc	108,126,973	195,152
	Rentokil Initial plc	24,123,011	194,165
*	BT Group plc	97,269,088	184,795
	Next plc	1,644,807	179,267
	Smurfit Kappa Group plc	3,372,893	176,883
*	InterContinental Hotels Group plc	2,374,728	166,343
	Bunzl plc	4,386,365	162,120
	Mondi plc	6,293,801	157,180
*	Ocado Group plc	6,305,412	155,621
	Persimmon plc	4,105,415	152,961
	St. James's Place plc	6,889,566	148,834
	Intertek Group plc	2,092,204	140,110
	Sage Group plc	14,269,308	138,776
*	Informa plc	19,428,297	138,212
	Burberry Group plc	5,212,723	137,767
	United Utilities Group plc	9,047,506	128,593
	Kingfisher plc	27,642,173	126,866
	Severn Trent plc	3,271,939	122,541
	Melrose Industries plc	56,182,715	121,217
	Barratt Developments plc	13,087,812	118,813
*	Whitbread plc	2,640,497	118,130
	Admiral Group plc	2,889,079	113,489
	Associated British Foods plc	4,534,816	110,903
	Intermediate Capital Group plc	3,597,232	107,899
	DCC plc	1,287,903	107,463
*	Meggitt plc	10,076,589	103,454
	Hargreaves Lansdown plc	4,898,291	103,074
	Rightmove plc	10,727,321	101,401
		Shares	Market Value• ($000)
	B&M European Value Retail SA	11,542,220	99,999
	Taylor Wimpey plc	46,762,322	98,940
	abrdn plc	27,943,607	97,135
[3]	Auto Trader Group plc	11,644,353	96,537
	Smiths Group plc	5,154,084	95,701
	JD Sports Fashion plc	6,404,992	95,466
	Dechra Pharmaceuticals plc	1,362,471	95,249
	Electrocomponents plc	6,104,296	93,918
	Howden Joinery Group plc	7,400,948	93,165
	Johnson Matthey plc	2,477,160	92,585
	M&G plc	33,658,027	91,957
	J Sainsbury plc	22,204,119	90,945
	Land Securities Group plc	9,621,420	90,388
*	Coca-Cola HBC AG	2,558,017	88,661
	DS Smith plc	16,857,790	88,431
	Antofagasta plc	4,480,899	87,401
	Polymetal International plc	4,623,040	85,461
	British Land Co. plc	12,402,836	83,744
	Berkeley Group Holdings plc	1,371,010	81,779
	Pearson plc	9,831,691	80,901
	Weir Group plc	3,380,565	80,190
	AVEVA Group plc	1,597,129	77,774
	Spectris plc	1,511,156	77,752
	IMI plc	3,432,272	76,649
	Tritax Big Box REIT plc	24,204,965	74,489
	Phoenix Group Holdings plc	8,173,583	73,387
	Bellway plc	1,610,795	73,088
	Hikma Pharmaceuticals plc	2,195,439	72,366
	Direct Line Insurance Group plc	18,100,120	72,344
*	ITV plc	48,788,564	71,807
	Schroders plc	1,448,542	71,752
	Future plc	1,462,180	70,540
	Royal Mail plc	11,834,630	68,225
*	S4 Capital plc	6,710,700	66,645
	Genus plc	859,961	65,212
	Diploma plc	1,569,993	64,522
*	Marks & Spencer Group plc	25,350,449	63,725

Total International Stock Index Fund
		Shares	Market Value• ($000)
	UNITE Group plc	4,262,134	63,637
	Derwent London plc	1,375,345	63,618
	Evraz plc	7,450,114	63,281
*	Centrica plc	76,211,960	62,912
	Travis Perkins plc	2,951,986	62,407
[3]	ConvaTec Group plc	20,822,804	60,932
[2]	Endeavour Mining plc	2,395,294	60,632
	Pennon Group plc	3,765,855	60,067
	Man Group plc	18,728,356	59,485
	Inchcape plc	5,080,725	57,344
	Games Workshop Group plc	431,727	57,023
	Rotork plc	11,517,703	55,678
[3]	Avast plc	7,243,624	55,435
	Tate & Lyle plc	6,168,554	54,658
	Greggs plc	1,293,051	54,046
	Grafton Group plc	2,850,455	52,356
	IG Group Holdings plc	4,751,244	51,554
	Hiscox Ltd.	4,423,162	50,324
	Safestore Holdings plc	2,908,738	47,816
	Vistry Group plc	2,830,243	47,394
[3]	Quilter plc	21,950,673	46,736
*,2	TUI AG	13,904,086	46,562
*,3	Watches of Switzerland Group plc	2,931,980	45,527
	Hays plc	20,084,493	45,517
	Big Yellow Group plc	2,215,923	44,803
	Softcat plc	1,622,395	43,119
*,3	Countryside Properties plc	6,692,247	43,079
	Investec plc	9,458,780	42,839
	Britvic plc	3,527,420	42,822
	HomeServe plc	3,620,590	42,294
*	Beazley plc	7,878,953	41,907
	Ultra Electronics Holdings plc	937,030	41,521
	LondonMetric Property plc	11,595,653	41,472
	Pets at Home Group plc	6,259,854	41,308
*	Carnival plc	2,034,715	41,072
*	easyJet plc	4,803,311	40,944
	Close Brothers Group plc	2,057,228	40,524
	Grainger plc	9,421,081	39,624
*	IWG plc	9,327,947	39,563
*	THG plc	13,300,005	39,423
	Drax Group plc	5,188,343	37,734
*	Playtech plc	3,955,031	37,628
	Pagegroup plc	4,136,457	37,533
		Shares	Market Value• ($000)
	Great Portland Estates plc	3,651,004	36,508
	Primary Health Properties plc	17,280,906	36,294
*	SSP Group plc	10,251,077	36,115
*	WH Smith plc	1,635,315	35,006
	Assura plc	34,867,703	34,764
	Victrex plc	1,089,134	34,058
	OSB Group plc	4,792,922	33,062
*,3	Wizz Air Holdings plc	517,460	32,726
*	Dr. Martens plc	6,473,260	32,723
	Savills plc	1,671,634	32,512
	Cranswick plc	687,238	32,480
*	International Consolidated Airlines Group SA	14,433,964	32,327
	Domino's Pizza Group plc	6,093,552	32,280
	Computacenter plc	873,541	32,116
*	Indivior plc	9,480,877	31,643
	Spirent Communications plc	7,965,628	31,278
	Balfour Beatty plc	8,922,678	31,021
	Synthomer plc	4,408,053	30,550
	Renishaw plc	439,046	30,210
	Shaftesbury plc	3,513,515	29,988
*	Ascential plc	5,350,356	29,544
	Fresnillo plc	2,489,027	29,292
	Ashmore Group plc	5,978,429	27,622
	Serco Group plc	15,906,978	27,478
	QinetiQ Group plc	7,386,531	27,256
	Genuit Group plc	2,930,320	26,589
	Redrow plc	2,985,676	26,288
*,3	Trainline plc	6,007,775	26,102
*	John Wood Group plc	8,932,467	26,047
	Dunelm Group plc	1,482,996	26,002
*,3	Network International Holdings plc	5,871,797	25,900
	Bodycote plc	2,300,251	25,196
	Marshalls plc	2,554,387	24,741
	Hill & Smith Holdings plc	979,216	24,575
[2]	Hammerson plc	55,461,165	24,352
	Plus500 Ltd.	1,341,085	24,144
	Sanne Group plc	1,940,871	23,995
	Paragon Banking Group plc	3,168,296	23,751
	IntegraFin Holdings plc	3,023,588	23,652

Total International Stock Index Fund
		Shares	Market Value• ($000)
*	Mediclinic International plc	5,158,798	23,603
	Capital & Counties Properties plc	10,123,880	22,834
	Liontrust Asset Management plc	765,902	22,833
	Lancashire Holdings Ltd.	3,243,767	22,389
	Currys plc	13,441,308	22,350
*	National Express Group plc	7,006,878	21,926
	Sirius Real Estate Ltd.	11,769,058	21,740
*	Frasers Group plc	2,438,066	21,491
	TP ICAP Group plc	10,074,261	21,394
*	Helios Towers plc	9,989,320	21,116
*	Firstgroup plc	15,307,494	21,046
*,2,3	Aston Martin Lagonda Global Holdings plc	900,194	21,012
	Oxford Instruments plc	641,173	20,174
	CRH plc (XLON)	419,560	20,071
	Moneysupermarket.com Group plc	6,825,367	19,816
	Kainos Group plc	726,379	19,683
	AJ Bell plc	3,420,381	19,172
	Jupiter Fund Management plc	5,590,905	19,149
	Micro Focus International plc	3,902,009	19,122
	Centamin plc	14,488,008	18,510
*	Auction Technology Group plc	947,942	18,369
	Workspace Group plc	1,627,825	18,301
[3]	Airtel Africa plc	12,006,306	18,000
	Vesuvius plc	2,786,227	17,965
	888 Holdings plc	3,422,162	17,920
	Redde Northgate plc	3,292,454	17,911
	Rathbone Brothers plc	663,864	17,849
*	C&C Group plc	5,014,772	17,748
*	Provident Financial plc	3,508,094	17,723
*	Energean plc	1,435,287	17,637
	Euromoney Institutional Investor plc	1,215,933	17,392
	Brewin Dolphin Holdings plc	3,368,507	17,361
		Shares	Market Value• ($000)
	Morgan Advanced Materials plc	3,579,709	16,923
*	Oxford Biomedica plc	814,342	16,891
	Crest Nicholson Holdings plc	3,418,503	16,685
	Clarkson plc	302,534	16,579
	Ferrexpo plc	3,863,933	16,483
*,3	Biffa plc	3,004,814	16,431
	Cairn Energy plc	6,547,057	16,345
	Morgan Sindall Group plc	525,809	16,290
*	J D Wetherspoon plc	1,133,335	15,906
*	Just Group plc	12,599,713	15,765
	Coats Group plc	17,262,682	15,234
	FDM Group Holdings plc	912,715	14,997
*	Mitie Group plc	16,305,068	14,652
	Essentra plc	3,672,133	14,625
[3]	Ibstock plc	5,342,795	14,592
*	Babcock International Group plc	3,324,107	14,517
	Chemring Group plc	3,633,439	14,488
	RHI Magnesita NV	307,866	14,324
*	Capita plc	21,364,352	13,867
*,2	Harbour Energy plc	2,871,800	13,745
*	Elementis plc	6,975,355	13,298
	Telecom Plus plc	756,212	12,915
	Hilton Food Group plc	801,894	12,825
	XP Power Ltd.	177,857	12,773
[3]	TI Fluid Systems plc Class B	3,382,919	12,257
	Premier Foods plc	8,130,075	12,203
*,2	Petropavlovsk plc	37,231,414	12,064
*,3	Spire Healthcare Group plc	3,722,007	12,003
*	Greencore Group plc	6,540,384	11,564
*,2	Tullow Oil plc	18,177,581	11,415
*	Mitchells & Butlers plc	3,234,580	11,219
	Keller Group plc	884,934	11,144
	NCC Group plc	3,196,067	10,866
*	Senior plc	4,942,669	10,852
*,2	Cineworld Group plc	12,790,027	10,711
*	Restaurant Group plc	8,745,552	10,548
*,3	Equiniti Group plc	4,185,399	10,219

Total International Stock Index Fund
		Shares	Market Value• ($000)
	Bank of Georgia Group plc	476,193	9,882
	Wickes Group plc	3,353,314	9,868
	Avon Protection plc	362,863	9,642
*,3	Trustpilot Group plc	2,163,835	9,348
	TBC Bank Group plc	427,180	9,164
	Halfords Group plc	2,474,325	9,017
	BMO Commercial Property Trust Ltd.	6,168,808	8,634
	UK Commercial Property REIT Ltd.	8,160,131	8,472
*	PureTech Health plc	1,714,659	8,266
	Hochschild Mining plc	4,239,578	8,265
*	Marston's plc	7,395,915	8,038
	Helical plc	1,213,818	7,651
*	Moonpig Group plc	1,651,186	7,550
	Picton Property Income Ltd.	5,540,567	7,354
*	AO World plc	3,645,143	7,309
	PZ Cussons plc	2,328,249	6,840
	AG Barr plc	972,540	6,596
*	SIG plc	8,841,484	6,279
*,2	Petrofac Ltd.	3,405,318	6,031
*	Go-Ahead Group plc	533,209	5,743
[3]	Alfa Financial Software Holdings plc	2,159,987	5,685
*,2	Stagecoach Group plc	4,736,830	5,167
	Devro plc	1,694,783	4,998
*	Rank Group plc	2,078,674	4,671
[3]	CMC Markets plc	1,347,725	4,630
[3]	Vivo Energy plc	3,093,145	4,474
[3]	ContourGlobal plc	1,516,816	4,129
	CLS Holdings plc	1,227,326	3,755
	Hunting plc	1,591,234	3,683
*,3	Funding Circle Holdings plc	1,525,009	3,273
[3]	Bakkavor Group plc	1,559,303	2,688
	RHI Magnesita NV	56,249	2,585
	Micro Focus International plc ADR	506,914	2,489
		Shares	Market Value• ($000)
*,1,3	Finablr plc	3,002,811	453
*	Petrofac Ltd. Rights Exp. 11/11/21	851,329	169
*,1,2	NMC Health plc	1,316,787	—
*,1,2	Intu Properties plc	14,406,415	—
			39,668,881
Total Common Stocks (Cost $322,634,025)			411,147,496
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[6,7]	Vanguard Market Liquidity Fund, 0.070% (Cost $9,869,908)	98,704,325	9,870,433
Total Investments (101.0%) (Cost $332,503,933)			421,017,929
Other Assets and Liabilities—Net (-1.0%)			(4,181,248)
Net Assets (100%)			416,836,681
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $5,296,794,000.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $13,891,305,000, representing 3.3% of net assets.
4	“Other” represents securities that are not classified by the fund’s benchmark index.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $5,760,573,000 was received for securities on loan.
ADR—American Depositary Receipt.
FDR—Fiduciary Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

Total International Stock Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	December 2021	30,044	1,471,547	23,468
FTSE 100 Index	December 2021	7,459	737,427	20,049
MSCI Emerging Market Index	December 2021	17,159	1,082,733	(30,289)
S&P ASX 200 Index	December 2021	3,247	444,545	(7,438)
S&P TSX 60 Index	December 2021	2,715	553,047	14,911
Topix Index	December 2021	5,587	976,714	(26,131)
				(5,430)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Morgan Stanley Capital Services LLC	12/15/21	AUD	347,670	USD	256,762	4,818	—
Toronto-Dominion Bank	12/15/21	CAD	501,546	USD	398,321	6,965	—
State Street Bank & Trust Co.	12/15/21	EUR	1,065,857	USD	1,262,540	—	(29,094)
JPMorgan Chase Bank, N.A.	12/15/21	GBP	251,275	USD	347,131	—	(3,193)
Deutsche Bank AG	12/15/21	GBP	47,904	USD	65,668	—	(98)
Citibank, N.A.	12/15/21	INR	15,759,092	USD	211,808	—	(2,407)
BNP Paribas	12/15/21	INR	9,000,000	USD	121,403	—	(1,813)
Standard Chartered Bank	12/15/21	INR	7,938,791	USD	107,125	—	(1,637)
BNP Paribas	12/15/21	INR	4,377,945	USD	57,688	485	—
UBS AG	12/15/21	INR	504,842	USD	6,652	56	—
Bank of America, N.A.	12/15/21	JPY	103,223,387	USD	940,480	—	(34,365)
Bank of America, N.A.	12/15/21	USD	442,587	CHF	406,495	—	(1,959)
Morgan Stanley Capital Services LLC	12/15/21	USD	99,671	EUR	85,848	325	—
Barclays Bank plc	12/15/21	USD	10,748	EUR	9,265	27	—

Total International Stock Index Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	12/15/21	USD	75,722	HKD	589,059	3	—
Citibank, N.A.	12/15/21	USD	343,435	JPY	38,250,000	7,669	—
BNP Paribas	12/15/21	USD	105,520	JPY	11,750,000	2,376	—
Morgan Stanley Capital Services LLC	12/15/21	USD	74,690	KRW	87,262,181	90	—
						22,814	(74,566)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
FTSE China A Stock Connect CNY All Cap Index	6/17/22	JPMC	283,479	4.170	5,348	—
Innolux Corp.	2/22/22	GSI	31,707	3.920	1,357	—
Yang Ming Marine Transport Corp.	2/22/22	GSI	20,098	4.920	1,097	—
					7,802	—
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
At October 31, 2021, the counterparties had deposited in segregated accounts securities with a value of $3,241,000 and cash of $11,370,000 in connection with open forward currency contracts and over-the-counter swap contracts.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Assets and Liabilities
As of October 31, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $322,001,804)	410,349,128
Affiliated Issuers (Cost $10,502,129)	10,668,801
Total Investments in Securities	421,017,929
Investment in Vanguard	13,750
Foreign Currency, at Value (Cost $562,452)	560,056
Cash Collateral Pledged—Futures Contracts	324,895
Cash Collateral Pledged—Over-the-Counter Swap Contracts and Forward Currency Contracts	52,030
Receivables for Investment Securities Sold	158,610
Receivables for Accrued Income	1,261,281
Receivables for Capital Shares Issued	196,503
Unrealized Appreciation—Forward Currency Contracts	22,814
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,802
Total Assets	423,615,670
Liabilities
Due to Custodian	73,609
Payables for Investment Securities Purchased	94,891
Collateral for Securities on Loan	5,760,573
Payables for Capital Shares Redeemed	51,976
Payables to Vanguard	22,668
Variation Margin Payable—Futures Contracts	19,783
Unrealized Depreciation—Forward Currency Contracts	74,566
Deferred Foreign Capital Gains Taxes	680,923
Total Liabilities	6,778,989
Net Assets	416,836,681

Total International Stock Index Fund
Statement of Assets and Liabilities (continued)
At October 31, 2021, net assets consisted of:
($000s, except shares and per-share amounts)	Amount
Paid-in Capital	343,959,589
Total Distributable Earnings (Loss)	72,877,092
Net Assets	416,836,681

Investor Shares—Net Assets
Applicable to 9,549,726,060 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	199,229,676
Net Asset Value Per Share—Investor Shares	$20.86

ETF Shares—Net Assets
Applicable to 797,351,515 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	51,747,180
Net Asset Value Per Share—ETF Shares	$64.90

Admiral Shares—Net Assets
Applicable to 2,293,913,393 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	80,052,187
Net Asset Value Per Share—Admiral Shares	$34.90

Institutional Shares—Net Assets
Applicable to 307,505,080 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,913,418
Net Asset Value Per Share—Institutional Shares	$139.55

Institutional Plus Shares—Net Assets
Applicable to 235,542,260 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	32,880,323
Net Asset Value Per Share—Institutional Plus Shares	$139.59

Institutional Select Shares—Net Assets
Applicable to 68,103,960 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,013,897
Net Asset Value Per Share—Institutional Select Shares	$147.04
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Operations

Year Ended October 31, 2021
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	10,474,761
Dividends—Affiliated Issuers	17,687
Interest—Unaffiliated Issuers	97
Interest—Affiliated Issuers	2,147
Securities Lending—Net	109,088
Total Income	10,603,780
Expenses
The Vanguard Group—Note B
Investment Advisory Services	7,780
Management and Administrative—Investor Shares	292,683
Management and Administrative—ETF Shares	25,114
Management and Administrative—Admiral Shares	75,349
Management and Administrative—Institutional Shares	27,577
Management and Administrative—Institutional Plus Shares	26,374
Management and Administrative—Institutional Select Shares	3,462
Marketing and Distribution—Investor Shares	9,756
Marketing and Distribution—ETF Shares	1,157
Marketing and Distribution—Admiral Shares	2,433
Marketing and Distribution—Institutional Shares	969
Marketing and Distribution—Institutional Plus Shares	581
Marketing and Distribution—Institutional Select Shares	—
Custodian Fees	28,994
Auditing Fees	302
Shareholders’ Reports—Investor Shares	1,420
Shareholders’ Reports—ETF Shares	632
Shareholders’ Reports—Admiral Shares	451
Shareholders’ Reports—Institutional Shares	231
Shareholders’ Reports—Institutional Plus Shares	101
Shareholders’ Reports—Institutional Select Shares	—
Trustees’ Fees and Expenses	117
Total Expenses	505,483
Net Investment Income	10,098,297
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers[2]	23,893,676
Investment Securities Sold—Affiliated Issuers	368
Futures Contracts	1,123,045
Swap Contracts	50,828

Total International Stock Index Fund
Statement of Operations (continued)
Year Ended October 31, 2021
($000)
Forward Currency Contracts	56,751
Foreign Currencies	26,319
Realized Net Gain (Loss)	25,150,987
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	71,216,299
Investment Securities—Affiliated Issuers	107,585
Futures Contracts	186,303
Swap Contracts	(1,723)
Forward Currency Contracts	(38,013)
Foreign Currencies	(17,700)
Change in Unrealized Appreciation (Depreciation)	71,452,751
Net Increase (Decrease) in Net Assets Resulting from Operations	106,702,035
1	Dividends are net of foreign withholding taxes of $843,579,000.
2	Includes $24,849,215,000 of net gain (loss) resulting from in-kind redemptions.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $594,172,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Statement of Changes in Net Assets

	Year Ended October 31,
	2021 ($000)	2020 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,098,297	9,703,873
Realized Net Gain (Loss)	25,150,987	4,982,271
Change in Unrealized Appreciation (Depreciation)	71,452,751	(18,108,151)
Net Increase (Decrease) in Net Assets Resulting from Operations	106,702,035	(3,422,007)
Distributions
Investor Shares	(4,612,623)	(3,764,242)
ETF Shares	(1,136,860)	(524,950)
Admiral Shares	(1,934,491)	(1,805,972)
Institutional Shares	(1,030,240)	(829,917)
Institutional Plus Shares	(1,224,265)	(2,982,699)
Institutional Select Shares	(248,229)	(198,270)
Total Distributions	(10,186,708)	(10,106,050)
Capital Share Transactions
Investor Shares	1,472,522	11,858,899
ETF Shares	15,078,405	12,954,076
Admiral Shares	(1,622,423)	(8,423,716)
Institutional Shares	2,422,106	(331,725)
Institutional Plus Shares	(68,586,643)	(32,925,289)
Institutional Select Shares	(189,949)	4,963,364
Net Increase (Decrease) from Capital Share Transactions	(51,425,982)	(11,904,391)
Total Increase (Decrease)	45,089,345	(25,432,448)
Net Assets
Beginning of Period	371,747,336	397,179,784
End of Period	416,836,681	371,747,336
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$16.39	$17.13	$15.91	$17.91	$14.88
Investment Operations
Net Investment Income[1]	.506	.389	.524	.500	.444
Net Realized and Unrealized Gain (Loss) on Investments	4.464	(.718)	1.186	(2.016)	3.028
Total from Investment Operations	4.970	(.329)	1.710	(1.516)	3.472
Distributions
Dividends from Net Investment Income	(.500)	(.411)	(.490)	(.484)	(.442)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.500)	(.411)	(.490)	(.484)	(.442)
Net Asset Value, End of Period	$20.86	$16.39	$17.13	$15.91	$17.91
Total Return[2]	30.45%	-1.93%	10.98%	-8.71%	23.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$199,230	$155,670	$148,795	$126,319	$116,279
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.39%	3.19%	2.81%	2.73%
Portfolio Turnover Rate[3]	8%	7%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$50.97	$53.30	$49.50	$55.70	$46.28
Investment Operations
Net Investment Income[1]	1.677	1.251	1.677	1.612	1.420
Net Realized and Unrealized Gain (Loss) on Investments	13.870	(2.256)	3.696	(6.269)	9.404
Total from Investment Operations	15.547	(1.005)	5.373	(4.657)	10.824
Distributions
Dividends from Net Investment Income	(1.617)	(1.325)	(1.573)	(1.543)	(1.404)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.617)	(1.325)	(1.573)	(1.543)	(1.404)
Net Asset Value, End of Period	$64.90	$50.97	$53.30	$49.50	$55.70
Total Return	30.66%	-1.88%	11.11%	-8.63%	23.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$51,747	$28,294	$16,293	$10,389	$9,670
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%	0.08%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.64%	2.46%	3.28%	2.89%	2.79%
Portfolio Turnover Rate[2]	8%	7%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$27.41	$28.66	$26.61	$29.95	$24.89
Investment Operations
Net Investment Income[1]	.868	.658	.892	.858	.761
Net Realized and Unrealized Gain (Loss) on Investments	7.478	(1.205)	1.993	(3.369)	5.053
Total from Investment Operations	8.346	(.547)	2.885	(2.511)	5.814
Distributions
Dividends from Net Investment Income	(.856)	(.703)	(.835)	(.829)	(.754)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.856)	(.703)	(.835)	(.829)	(.754)
Net Asset Value, End of Period	$34.90	$27.41	$28.66	$26.61	$29.95
Total Return[2]	30.59%	-1.92%	11.08%	-8.63%	23.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$80,052	$64,452	$76,314	$65,363	$65,249
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.55%	2.40%	3.25%	2.87%	2.79%
Portfolio Turnover Rate[3]	8%	7%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$109.61	$114.61	$106.43	$119.77	$99.52
Investment Operations
Net Investment Income[1]	3.519	2.670	3.597	3.461	3.062
Net Realized and Unrealized Gain (Loss) on Investments	29.888	(4.826)	7.960	(13.460)	20.229
Total from Investment Operations	33.407	(2.156)	11.557	(9.999)	23.291
Distributions
Dividends from Net Investment Income	(3.467)	(2.844)	(3.377)	(3.341)	(3.041)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.467)	(2.844)	(3.377)	(3.341)	(3.041)
Net Asset Value, End of Period	$139.55	$109.61	$114.61	$106.43	$119.77
Total Return	30.62%	-1.89%	11.10%	-8.60%	23.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,913	$31,735	$33,476	$28,563	$29,794
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.44%	3.27%	2.90%	2.81%
Portfolio Turnover Rate[2]	8%	7%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$109.63	$114.63	$106.45	$119.79	$99.54
Investment Operations
Net Investment Income[1]	2.900	2.726	3.617	3.470	3.086
Net Realized and Unrealized Gain (Loss) on Investments	30.529	(4.871)	7.947	(13.454)	20.228
Total from Investment Operations	33.429	(2.145)	11.564	(9.984)	23.314
Distributions
Dividends from Net Investment Income	(3.469)	(2.855)	(3.384)	(3.356)	(3.064)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.469)	(2.855)	(3.384)	(3.356)	(3.064)
Net Asset Value, End of Period	$139.59	$109.63	$114.63	$106.45	$119.79
Total Return	30.63%	-1.88%	11.10%	-8.58%	23.80%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$32,880	$83,550	$118,865	$94,242	$88,781
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	2.18%	2.50%	3.29%	2.91%	2.83%
Portfolio Turnover Rate[2]	8%	7%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Financial Highlights
Institutional Select Shares
For a Share Outstanding Throughout Each Period	Year Ended October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$115.49	$120.75	$112.10	$126.15	$104.82
Investment Operations
Net Investment Income[1]	3.731	2.896	3.421	3.679	3.303
Net Realized and Unrealized Gain (Loss) on Investments	31.522	(5.120)	8.783	(14.163)	21.274
Total from Investment Operations	35.253	(2.224)	12.204	(10.484)	24.577
Distributions
Dividends from Net Investment Income	(3.703)	(3.036)	(3.554)	(3.566)	(3.247)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.703)	(3.036)	(3.554)	(3.566)	(3.247)
Net Asset Value, End of Period	$147.04	$115.49	$120.75	$112.10	$126.15
Total Return	30.66%	-1.85%	11.13%	-8.56%	23.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,014	$8,045	$3,437	$11,470	$5,863
Ratio of Total Expenses to Average Net Assets	0.045%	0.045%	0.045%	0.045%	0.045%
Ratio of Net Investment Income to Average Net Assets	2.60%	2.52%	2.98%	2.93%	2.85%
Portfolio Turnover Rate[2]	8%	7%	4%	3%	3%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Stock Index Fund
Notes to Financial Statements
Vanguard Total International Stock Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers six classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, Institutional Plus Shares, and Institutional Select Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Total International Stock Index Fund
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended October 31, 2021, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.

Total International Stock Index Fund
During the year ended October 31, 2021, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended October 31, 2021, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is

Total International Stock Index Fund
generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
9. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Total International Stock Index Fund
borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended October 31, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
10. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon applicable net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2021, the fund had contributed to Vanguard capital in the amount of $13,750,000, representing less than 0.01% of the fund’s net assets and 5.50% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Total International Stock Index Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	37,224,941	965,607	—	38,190,548
Common Stocks—Other	4,981,796	367,076,681	898,471	372,956,948
Temporary Cash Investments	9,870,433	—	—	9,870,433
Total	52,077,170	368,042,288	898,471	421,017,929

Derivative Financial Instruments
Assets
Futures Contracts[1]	58,428	—	—	58,428
Forward Currency Contracts	—	22,814	—	22,814
Swap Contracts	—	7,802	—	7,802
Total	58,428	30,616	—	89,044
Liabilities
Futures Contracts[1]	63,858	—	—	63,858
Forward Currency Contracts	—	74,566	—	74,566
Total	63,858	74,566	—	138,424
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total International Stock Index Fund
D.  At October 31, 2021, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	58,428	—	58,428
Unrealized Appreciation—Forward Currency Contracts	—	22,814	22,814
Unrealized Appreciation—Over-the-Counter Swap Contracts	7,802	—	7,802
Total Assets	66,230	22,814	89,044

Unrealized Depreciation—Futures Contracts[1]	63,858	—	63,858
Unrealized Depreciation—Forward Currency Contracts	—	74,566	74,566
Total Liabilities	63,858	74,566	138,424
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2021, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	1,123,045	—	1,123,045
Forward Currency Contracts	—	56,751	56,751
Swap Contracts	50,828	—	50,828
Realized Net Gain (Loss) on Derivatives	1,173,873	56,751	1,230,624

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	186,303	—	186,303
Forward Currency Contracts	—	(38,013)	(38,013)
Swap Contracts	(1,723)	—	(1,723)
Change in Unrealized Appreciation (Depreciation) on Derivatives	184,580	(38,013)	146,567
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions, foreign currency transactions, passive foreign investment companies, swap agreements, and tax expense on capital gains were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	24,599,350
Total Distributable Earnings (Loss)	(24,599,350)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods

Total International Stock Index Fund
for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; the recognition of unrealized gains from passive foreign investment companies; and the classification of securities for tax purposes. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,791,459
Undistributed Long-Term Gains	—
Capital Loss Carryforwards	(16,098,565)
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	84,184,191
The tax character of distributions paid was as follows:
	Year Ended October 31,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	10,186,708	10,106,050
Long-Term Capital Gains	—	—
Total	10,186,708	10,106,050
*	Includes short-term capital gains, if any.
As of October 31, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	336,139,607
Gross Unrealized Appreciation	129,013,979
Gross Unrealized Depreciation	(44,154,312)
Net Unrealized Appreciation (Depreciation)	84,859,667
F.  During the year ended October 31, 2021, the fund purchased $42,236,073,000 of investment securities and sold $93,998,221,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,106,353,000 and $63,061,933,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Total International Stock Index Fund
G.  Capital share transactions for each class of shares were:
	Year Ended October 31,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	29,028,684	1,401,446	22,608,974	1,494,035
Issued in Lieu of Cash Distributions	4,612,623	228,684	3,764,242	227,169
Redeemed[1]	(32,168,785)	(1,580,581)	(14,514,317)	(905,972)
Net Increase (Decrease)—Investor Shares	1,472,522	49,549	11,858,899	815,232
ETF Shares
Issued	15,078,405	242,276	13,007,965	250,481
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	(53,889)	(1,100)
Net Increase (Decrease)—ETF Shares	15,078,405	242,276	12,954,076	249,381
Admiral Shares
Issued	13,086,438	385,457	13,328,313	509,348
Issued in Lieu of Cash Distributions	1,658,757	49,137	1,557,343	56,065
Redeemed	(16,367,618)	(492,116)	(23,309,372)	(876,912)
Net Increase (Decrease)—Admiral Shares	(1,622,423)	(57,522)	(8,423,716)	(311,499)
Institutional Shares
Issued	9,557,833	70,753	7,265,482	68,597
Issued in Lieu of Cash Distributions	959,279	7,103	772,537	6,967
Redeemed	(8,095,006)	(59,876)	(8,369,744)	(78,134)
Net Increase (Decrease)—Institutional Shares	2,422,106	17,980	(331,725)	(2,570)
Institutional Plus Shares
Issued	10,609,988	77,098	19,265,758	188,833
Issued in Lieu of Cash Distributions	1,204,532	9,097	2,966,518	26,848
Redeemed	(80,401,163)	(612,732)	(55,157,565)	(490,546)
Net Increase (Decrease)—Institutional Plus Shares	(68,586,643)	(526,537)	(32,925,289)	(274,865)
Institutional Select Shares
Issued	1,143,709	7,999	8,382,308	71,567
Issued in Lieu of Cash Distributions	248,229	1,746	198,270	1,705
Redeemed	(1,581,887)	(11,302)	(3,617,214)	(32,070)
Net Increase (Decrease)—Institutional Select Shares	(189,949)	(1,557)	4,963,364	41,202
1	In November 2018, the fund announced changes to the availability and minimum investment criteria of the Investor and Admiral share classes. As a result, all of the outstanding Investor Shares automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. Investor Shares—Redeemed and Admiral Shares—Issued include 49,000 and 29,000 shares, respectively, in the amount of $846,000 from the conversion during the year ended October 31, 2020.

Total International Stock Index Fund
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2020 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2021 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	690,416	—	—	—	107,952	17,687	—	798,368
Vanguard Market Liquidity Fund	6,578,015	NA1	NA1	368	(367)	2,147	—	9,870,433
Total	7,268,431	—	—	368	107,585	19,834	—	10,668,801
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to October 31, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard STAR Funds and Shareholders of Vanguard Total International Stock Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total International Stock Index Fund (one of the funds constituting Vanguard STAR Funds, referred to hereafter as the "Fund") as of October 31, 2021, the related statement of operations for the year ended October 31, 2021, the statement of changes in net assets for each of the two years in the period ended October 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2021 and the financial highlights for each of the five years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 17, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Total International Stock
Index Fund
This information for the fiscal year ended October 31, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $7,446,778,000 of qualified dividend income to shareholders during the fiscal year.
The fund designates to shareholders foreign source income of $11,317,230,000 and foreign taxes paid of $709,397,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2022 to determine the calendar-year amounts to be included on their 2021 tax returns.

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under license. All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Indices or the fitness or suitability of the Indices for any particular purpose to which they might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a license with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 214 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.

1 Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board (2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2021–present) and treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. McIsaac

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U.S. Patent Nos. 6,879,964 and 7,720,749.
Vanguard Marketing Corporation, Distributor.
Q1130 122021

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)           Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2021: $302,000
Fiscal Year Ended October 31, 2020: $299,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2021: $11,244,694
Fiscal Year Ended October 31, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)           Audit-Related Fees.

Fiscal Year Ended October 31, 2021: $2,955,181
Fiscal Year Ended October 31, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)           Tax Fees.

Fiscal Year Ended October 31, 2021: $2,047,574
Fiscal Year Ended October 31, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)           All Other Fees.

Fiscal Year Ended October 31, 2021: $280,000
Fiscal Year Ended October 31, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)           (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2021: $2,327,574
Fiscal Year Ended October 31, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)           For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 20, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 20, 2021

VANGUARD STAR FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: December 20, 2021

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.